UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number 811-04986

Franklin Investors Securities Trust
(Exact name of registrant as specified in charter)

__One Franklin Parkway, San Mateo, CA  94403-1906_
(Address of principal executive offices)        (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/14

Item 1. Reports to Stockholders.

APRIL 30, 2014

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Limited Maturity U.S. Government Securities Fund

Franklin Real Return Fund

Sign up for electronic delivery at **franklintempleton.com/edelivery**

FRANKLIN INVESTORS SECURITIES TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents

						Financial Highlights and
Shareholder Letter	1	Semiannual Report		Franklin Equity Income Fund	22	Statements of Investments	48

				Franklin Limited Maturity
		Economic and Market		U.S. Government Securities		Financial Statements	95
		Overview	3	Fund	30

						Notes to Financial
		Franklin Balanced Fund	4	Franklin Real Return Fund	39	Statements	104

		Franklin Convertible Securities
		Fund	14			Shareholder Information	129

| 1

Semiannual Report

Economic and Market Overview

The U.S. economy continued to show signs of recovery during the six-month period ended April 30, 2014. Strong consumer and business spending and rising inventories underpinned economic growth in the fourth quarter of 2013. Despite the abnormally cold weather that suppressed economic activity in the first quarter of 2014, economic indicators were still broadly supportive of recovery at period-end. Manufacturing activity expanded and retail sales rose year-over-year. Home sales declined because of rising mortgage rates and lower inventories as well as the impact of extreme weather in early 2014, but home prices rose in comparison with year-ago figures. The unemployment rate declined to 6.3% in April 2014 from 7.2% in October 2013,1 and inflation remained below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.

In January, Congress passed a spending bill to fund the federal government through September 2014. Congress then approved suspension of the debt ceiling until March 2015. Despite speculation that it would start tapering its quantitative easing, the Fed maintained its monthly bond purchases at $85 billion through December 2013, gradually reducing them beginning in January, based on continued positive economic and employment data. Although economic data in early 2014 were soft in part because of severe winter weather, Fed Chair Janet Yellen kept the pace of asset-purchase tapering intact while adopting a more qualitative approach to rate-hike guidance. However, the Fed remained committed to keeping interest rates low for a considerable time even after the asset purchase program ends, depending on inflation and unemployment trends. Despite volatility in U.S. equity markets toward period-end heightened by geopolitical risks from the crisis in Ukraine, markets continued to advance.

Investors’ confidence grew as corporate profits rose and generally favorable economic data indicated continued recovery despite brief sell-offs when markets reacted to the Fed’s statements, political instability in certain emerging markets and China’s slowing economy. U.S. stocks generated strong returns for the six months under review as the Standard & Poor’s 500 Index (S&P 500) and Dow Jones Industrial Average reached all-time highs.2

The 10-year Treasury yield rose from 2.57% at the beginning of the period to a high of 3.04% on December 31, 2013, mainly because of an improved economic environment and market certainty about the Fed’s plans. However, some weakening economic data and increasing political tension in Ukraine contributed to the 10-year U.S. Treasury yield’s decline to 2.67% at period-end.

The foregoing information reflects our analysis and opinions as of April 30, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.
2. S&P Dow Jones Indices. Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P Dow Jones Indices in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or avail-
ability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P Dow Jones Indices.

Semiannual Report | 3

Franklin Balanced Fund

Your Fund’s Goal and Main Investments: Franklin Balanced Fund seeks both income and capital appreciation by investing in a combination of stocks, convertible securities and debt securities. The Fund will normally invest at least 25% of its total assets in equity securities (primarily common and preferred stock) and at least 25% of its total assets in debt securities, including bonds, notes, debentures and money market securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Balanced Fund covers the period ended April 30, 2014.

Performance Overview

For the six months under review, Franklin Balanced Fund – Class A delivered a +6.03% cumulative total return. The Fund’s equity benchmark, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, posted a total return of +8.36%.1, 2 The Fund’s fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks the U.S. investment-grade, taxable bond market, returned +1.74%.1, 3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 9.

Investment Strategy

We apply a bottom-up approach to investing in individual securities. We will assess the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit margins and liquidation value. In determining an optimal mix of equity and fixed income investments for the Fund, we assess changing economic, market and industry conditions. We may sell securities for a number of possible reasons, including the achievement of certain stock prices or credit spreads, changes in the fundamental outlook or risk/reward profile of a security, less attractive values relative to market peers, or broad economic conditions affecting certain fixed income sectors.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 53.

4 | Semiannual Report

Dividend Distributions*
Franklin Balanced Fund
11/1/13–4/30/14
		Dividend per Share (cents)
Month	Class A	Class C	Class R	Class R6	Advisor Class
November	3.00	2.36	2.82	3.39	3.28
December	3.00	2.33	2.81	3.44	3.29
January	3.00	2.33	2.81	3.44	3.29
February	3.00	2.33	2.81	3.44	3.29
March	3.00	2.34	2.81	3.41	3.29
April	3.00	2.34	2.81	3.41	3.29
Total	18.00	14.03	16.87	20.53	19.73

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Portfolio Breakdown
Franklin Balanced Fund
4/30/14
% of Total
Net Assets
Stocks	66.8%
Common Stocks	57.8%
Equity-Linked Securities	4.4%
Convertible Preferred Stocks	4.2%
Preferred Stocks	0.4%
Bonds	27.9%
Corporate Bonds	27.3%
Senior Floating Rate Interests	0.6%
Short-Term Investments &
Other Net Assets	5.3%

Manager’s Discussion

During the six months under review, the Fund’s equity and fixed income components continued to contribute to absolute performance. The majority of the Fund’s equity sector positions delivered positive results, led by materials, information technology and industrials. In contrast, the telecommunication services sector detracted from performance. All of the Fund’s fixed income sectors contributed to performance, but strong corporate bond performance was the main driver of results. The U.S. corporate bond market benefited from low default rates, improved credit quality and investor demand for income.

Although the Fund remained well diversified, we decreased the Fund’s overall equity weighting from 69.1% to 66.8% of total net assets, particularly with reductions to the consumer staples and energy sectors. In contrast, we added to the Fund’s equity sector weightings in consumer discretionary, health care and information technology during the period, seeking to take advantage of what we considered were strong dividend growth and attractive valuations. The Fund’s fixed income exposure slightly increased from 27.4% to 27.9% of total net assets. The Fund’s cash position increased during the period from 3.5% to 5.3% of total net assets.

Most of our materials sector equity positions performed well, particularly chemical conglomerates such as The Dow Chemical Co. and LyondellBasell Industries. Prices for a wide variety of raw materials, including U.S. crude oil and natural gas, precious metals and agricultural products, rose during the period from their 2013 lows, and these higher price levels supported results across the materials and energy sectors. Shares of The Williams Cos., an energy infrastructure company, also benefited from this favorable pricing environment and improved cash

Semiannual Report | 5

Top 5 Equity Holdings
Franklin Balanced Fund
4/30/14

Company	% of Total
Sector/Industry	Net Assets
Schlumberger Ltd., ord. & equity-linked	1.7%
Energy
Freeport-McMoRan Copper & Gold Inc., B	1.6%
Materials
Apple Inc.	1.4%
Information Technology
Intel Corp.	1.4%
Information Technology
Wells Fargo & Co., ord. & cvt. pfd.	1.3%
Financials

Top 5 Bond Holdings
Franklin Balanced Fund
4/30/14

Company	% of Total
Sector/Industry	Net Assets
Energy Transfer Partners LP	1.0%
Energy
Citigroup Inc.	0.9%
Financials
Mondelez International Inc.	0.7%
Consumer Staples
Freescale Semiconductor Inc.	0.6%
Information Technology
SLM Corp.	0.6%
Financials

flow. Overall, the Fund’s information technology positions performed well. Strong product sales helped technology leader Apple and several semiconductor companies deliver positive performance. Diversified equipment manufacturer Caterpillar led our industrials positions, and its share price rose in tandem with an increase in construction activity that could drive margins and profitability higher. Defense-related companies such as Raytheon performed well amid increased political turmoil in several regions around the world during the period. Utilities including NextEra Energy and The Southern Co. generally outperformed broader equity markets, supported by factors including investors’ continued attraction to yield-oriented investments, relatively stable interest rates and a modest decline in the benchmark 10-year Treasury yield. Eli Lilly & Co. was a major contributor among health care holdings.

In contrast, Cobalt International Energy was a major equity detractor.4 The energy company’s shares declined after a number of exploration projects failed to meet the high end of expectations. Also in the energy sector, shares of Diamond Offshore Drilling4 and Kinder Morgan suffered after releasing disappointing performance results. In the materials sector, the common stock of Freeport-McMoRan Copper & Gold declined as copper prices fell to a multi-year low during the period. General Motors, in consumer discretionary, lost value after the discovery of a faulty product design that raised the possibility of higher costs associated with a recall effort for thousands of cars. In the telecommunication services sector, Verizon Communications’ share price declined because of falling prices and higher competition in the wireless industry that hurt results.

During a challenging period, in which the 10-year Treasury yield reached a high of 3.04%, the fixed income portion of the Fund’s portfolio produced positive results and outperformed its fixed income benchmark, largely though sector and security selection.

Among the benchmark Barclays U.S. Aggregate Index’s major components, corporate credit continued to outperform Treasuries, agencies and mortgage-backed securities during the period. Our significant overweighting in corporate credit relative to these other sectors supported the Fund’s fixed income performance.

Last year’s bond sell-off allowed us to purchase fixed income securities with higher yields and add to positions that we favored in the communications and banking sectors at prices we considered attractive.5 Communications companies Verizon Communications, Sprint and DISH performed well for the period. Verizon, which completed one of the largest investment-grade transactions between two companies ever recorded, was a key contributor. In the banking

6 | Semiannual Report

sector, we continued to move down the capital structure by purchasing subordinated bonds and saw fundamental improvement. Bank of America, PNC Financial Services Group, Citigroup and JPMorgan Chase & Co. contributed to total returns. In addition, energy sector holdings Ecopetrol, Sandridge Energy and Weatherford International aided performance.

Among the Fund’s fixed income detractors, Russia-based, global energy company Gazprom was likely affected by tensions between Russia and Ukraine.6 Our bonds of International Game Technology also declined.4

The Fund utilized derivative instruments during the period, such as equity options. The goal of these instruments is to enhance Fund returns and more efficiently enter and exit stock positions at prices the Fund deems attractive. None of these positions had a material impact on performance.

Thank you for your continued participation in Franklin Balanced Fund.

We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

Semiannual Report | 7

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WAR-
RANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR
PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.
3. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.
4. No longer held at period-end.
5. Communications holdings are in consumer discretionary, information technology and telecommunication services in the SOI. Banking holdings are in financials in the SOI.
6. Listed as Gaz Capital SA in the SOI.

8 | Semiannual Report

Performance Summary as of 4/30/14

Franklin Balanced Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	4/30/14	10/31/13		Change
A (FBLAX)	$11.75	$11.43		+$0.32
C (FBMCX)	$11.66	$11.34		+$0.32
R (n/a)	$11.78	$11.45		+$0.33
R6(n/a)	$11.76	$11.45		+$0.31
Advisor (FBFZX)	$11.77	$11.45		+$0.32

Distributions
	Dividend	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A(11/1/13–4/30/14)	$0.1800	$0.0312	$0.1395	$0.3507
C 11/1/13–4/30/14)	$0.1403	$0.0312	$0.1395	$0.3110
R(11/1/13–4/30/14)	$0.1687	$0.0312	$0.1395	$0.3394
R6(11/1/13–4/30/14)	$0.2053	$0.0312	$0.1395	$0.3760
Advisor (11/1/13–4/30/14)	$0.1973	$0.0312	$0.1395	$0.3680

Semiannual Report | 9

Performance Summary (continued)

Performance as of 4/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges.
Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

			Value of	Average Annual
	Cumulative	Average Annual	10,000	Total Return	Total Annual Operating Expenses[6]
Share Class	Total Return[2]	Total Return[3]	Investment[4]	(3/31/14)[5]	(with waiver)	(without waiver)
A					1.13%	1.14%
6-Month	+6.03%	-0.09%	$9,991
1-Year	+10.66%	+4.29%	$10,429	+4.03%
5-Year	+103.86%	+13.97%	$19,225	+15.80%
Since Inception (7/3/06)	+66.05%	+5.89%	$15,651	+5.76%
C					1.83%	1.84%
6-Month	+5.70%	+4.70%	$10,470
1-Year	+9.88%	+8.88%	$10,888	+8.57%
5-Year	+97.03%	+14.53%	$19,703	+16.37%
Since Inception (7/3/06)	+57.33%	+5.96%	$15,733	+5.83%
R					1.33%	1.34%
6-Month	+6.00%	+6.00%	$10,600
1-Year	+10.51%	+10.51%	$11,051	+10.20%
5-Year	+102.00%	+15.10%	$20,200	+16.97%
Since Inception (7/3/06)	+63.93%	+6.52%	$16,393	+6.39%
R6					0.72%	0.73%
6-Month	+6.25%	+6.25%	$10,625
Since Inception (5/1/13)[7]	+11.72%	+11.72%	$11,172	+10.17%
Advisor					0.83%	0.84%
6-Month	+6.18%	+6.18%	$10,618
1-Year	+11.07%	+11.07%	$11,107	+10.76%
5-Year	+106.89%	+15.65%	$20,689	+17.53%
Since Inception (7/3/06)	+70.06%	+7.02%	$17,006	+6.89%

	Distribution	30-Day Standardized Yield[9]
Share Class	Rate[8]	(with waiver)	(without waiver)
A	2.89%	1.93%	1.93%
C	2.41%	1.37%	1.37%
R	2.86%	1.86%	1.86%
R6	3.48%	2.47%	2.46%
Advisor	3.35%	2.36%	2.35%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Semiannual Report

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is actively managed but there is no guarantee that the manager’s invest-
ment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus.
These shares have a higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Performance shown is not annualized.
8. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes C, R, R6 and Advisor) per share on 4/30/14.
9. The 30-day standardized yield for the 30 days ended 4/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

Semiannual Report | 11

Your Fund’s Expenses

Franklin Balanced Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13–4/30/14
A
Actual	$1,000	$1,060.30	$5.52
Hypothetical (5% return before expenses)	$1,000	$1,019.44	$5.41
C
Actual	$1,000	$1,057.00	$9.08
Hypothetical (5% return before expenses)	$1,000	$1,015.97	$8.90
R
Actual	$1,000	$1,060.00	$6.54
Hypothetical (5% return before expenses)	$1,000	$1,018.45	$6.41
R6
Actual	$1,000	$1,062.50	$3.48
Hypothetical (5% return before expenses)	$1,000	$1,021.42	$3.41
Advisor
Actual	$1,000	$1,061.80	$3.99
Hypothetical (5% return before expenses)	$1,000	$1,020.93	$3.91

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.08%; C: 1.78%;
R: 1.28%; R6: 0.68%; and Advisor: 0.78%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 13

Franklin Convertible Securities Fund

Your Fund’s Goal and Main Investments: Franklin Convertible Securities Fund seeks to maximize total return consistent with reasonable risk by seeking to optimize capital appreciation and high current income under varying market conditions and investing at least 80% of its net assets in convertible securities.

This semiannual report for Franklin Convertible Securities Fund covers the period ended April 30, 2014.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

For the six months under review, Franklin Convertible Securities Fund –Class A delivered a +6.03% cumulative total return. In comparison, the Fund’s benchmark, the BofA Merrill Lynch (BofAML) All Total Return Alternatives U.S. Convertibles Index, which tracks the domestic convertible securities market, posted a +7.17% total return.1, 2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 17.

Investment Strategy

We follow a strategy of maintaining a balance in the portfolio between the equity and debt characteristics of convertible securities with an emphasis on

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 65.

14 | Semiannual Report

the equity features. Convertible securities are attractive for two reasons: the opportunity to participate in common stocks’ potential growth with relatively reduced volatility, and the potential for current income with potential downside protection from bonds. Typically we sell securities whose equity sensitivity becomes too high and no longer offers appropriate downside protection. Likewise, as securities become too bond-like — reducing their ability to appreciate with increases in the underlying common stock — we attempt to redeploy those assets into more balanced convertible securities and maintain the potential for the Fund’s upside participation. Our experienced team of analysts searches for investment opportunities among all economic sectors and considers a company’s long-term earnings, asset value and cash flow potential, to create a broadly diversified portfolio.

Manager’s Discussion

During the six months under review, most sectors the Fund invested in rose in value, as did the majority of the portfolio’s individual securities. Investments in the health care, information technology (IT), consumer discretionary and industrials sectors accounted for the greater part of the Fund’s total return. Within health care, the Fund’s holdings of convertible bonds issued by specialty pharmaceutical companies such as Salix Pharmaceuticals and Pacira Pharmaceuticals enjoyed some of the largest gains, as did our holding in Mylan, a generics and specialty pharmaceutical company. The Fund’s holdings of convertible bonds issued by semiconductor and semiconductor equipment companies such as Micron Technology and Microchip Technology were key contributors in the IT sector. Top-performing consumer discretionary holdings included Goodyear Tire & Rubber and convertible bonds of MGM Resorts International. In the industrials sector, trucking company Swift Transportation was a standout performer.

Despite the Fund’s positive results this reporting period, there were some disappointments. Our energy sector holdings hindered performance, and top individual detractors were convertible bonds of James River Coal and oil and gas company Cobalt International Energy. Elsewhere, key detractors included convertible bonds of integrated travel and expense management solutions provider Concur Technologies, Internet-based image publishing service provider Shutterfly and a new position in Russian Internet search engine services company Yandex.

Top 10 Holdings

Franklin Convertible Securities Fund 4/30/14

Company	% of Total
Sector/Industry	Net Assets
Micron Technology Inc.	2.5%
Information Technology
MGM Resorts International	2.1%
Consumer Discretionary
Iconix Brand Group Inc.	2.1%
Consumer Discretionary
Novellus Systems Inc.	2.1%
Information Technology
Jarden Corp.	2.1%
Consumer Discretionary
Stanley Black & Decker Inc.	2.0%
Industrials
Trulia Inc.	2.0%
Information Technology
United Technologies Corp.	1.9%
Industrials
SanDisk Corp.	1.9%
Information Technology
NetSuite Inc.	1.9%
Information Technology

Semiannual Report | 15

Thank you for your continued participation in Franklin Convertible Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source BofA Merrill Lynch, used with permission. BOFA MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES
“AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR
COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND
ASSUMES NO LIABILITY IN CONNNECTION WITH THEIR USE.

16 | Semiannual Report

Performance Summary as of 4/30/14

Franklin Convertible Securities Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	4/30/14	10/31/13	Change
A (FISCX)	$18.62	$17.82	-$0.80
C (FROTX)	$18.39	$17.60	-$0.79
Advisor (FCSZX)	$18.63	$17.83	-$0.80
		3/4/14
R6(n/a)	$18.64	$19.21	-$0.57

Distributions

	Dividend	Long-Term
Share Class	Income	Capital Gain	Total
A(11/1/13-4/30/14)	$0.1897	$0.0745	$0.2642
C(11/1/13-4/30/14)	$0.1263	$0.0745	$0.2008
R6(3/4/14-4/30/14)	$0.0598	—	$0.0598
Advisor (11/1/13-4/30/14)	$0.2130	$0.0745	$0.2875

Semiannual Report | 17

Performance Summary (continued)

Performance as of 4/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

			Value of	Average Annual	Total Annual
	Cumulative	Average Annual	10,000	Total Return	Operating
Share Class	Total Return[2]	Total Return[3]	Investment[4]	(3/31/14)[5]	Expenses[6]
A					0.88%
6-Month	+6.03%	-0.08%	$9,992
1-Year	+17.56%	+10.82%	$11,082	+12.91%
5-Year	+116.48%	+15.33%	$20,399	+17.74%
10-Year	+110.28%	+7.08%	$19,820	+7.11%
C					1.63%
6-Month	+5.62%	+4.62%	$10,462
1-Year	+16.77%	+15.77%	$11,577	+17.86%
5-Year	+108.73%	+15.86%	$20,873	+18.25%
10-Year	+95.07%	+6.91%	$19,507	+6.94%
R6[7]					0.52%
Since Inception (3/4/14)	-2.66%	-2.66%	$9,734	-2.14%
Advisor[8]					0.63%
6-Month	+6.16%	+6.16%	$10,616
1-Year	+17.92%	+17.92%	$11,792	+20.09%
5-Year	+119.27%	+17.00%	$21,927	+19.43%
10-Year	+113.56%	+7.88%	$21,356	+7.90%

	Distribution	30-Day Standardized Yield[10]
Share Class	Rate[9]	(with waiver)	(without waiver)
A	2.02%	0.68%	0.68%
C	1.50%	0.00%	0.00%
R6	2.39%	1.08%	1.07%
Advisor	2.37%	0.97%	0.96%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

18 | Semiannual Report

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price.
The Fund may invest in high yielding, fixed income securities. High yields reflect the higher credit risk associated with these lower rated secu-
rities and, in some cases, the lower market prices for these instruments. Interest rate movements may affect the Fund’s share price and yield.
Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the
Fund’s share price may decline. The Fund may also invest in foreign securities, which involve special risks, including political uncertainty and currency volatility. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its cur-
rent fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Performance shown is not annualized.
8. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for peri-
ods after 5/15/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +55.42% and +7.68%.
9. Distribution rate is based on the sum of the respective class’s last four quarterly dividends (Class R6: based on the most recent quarterly dividend for Class R6 and prior three quarterly dividends for Advisor Class) and the maximum offering price (NAV for Classes C, R6 and Advisor) per share on 4/30/14.
10. The 30-day standardized yield for the 30 days ended 4/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

Semiannual Report | 19

Your Fund’s Expenses

Franklin Convertible Securities Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

20 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13–4/30/14
A
Actual	$1,000	$1,060.30	$4.39
Hypothetical (5% return before expenses)	$1,000	$1,020.53	$4.31
C
Actual	$1,000	$1,056.20	$8.21
Hypothetical (5% return before expenses)	$1,000	$1,016.81	$8.05
R6
Actual (3/4/14-4/30/14)	$1,000	$973.40	$0.80
Hypothetical (5% return before expenses)	$1,000	$1,022.27	$2.56
Advisor
Actual	$1,000	$1,061.60	$3.12
Hypothetical (5% return before expenses)	$1,000	$1,021.77	$3.06

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.86%; C: 1.61%;
R6: 0.51%; and Advisor: 0.61%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 hypothetical expenses and actual and hypothetical expenses for Classes A, C and Advisor. The multiplier is 58/365 for Class R6 actual expenses to reflect the number of days since inception.

Semiannual Report | 21

Franklin Equity Income Fund

Your Fund’s Goal and Main Investments: Franklin Equity Income Fund seeks to maximize total return, emphasizing high current income and long-term capital appreciation, consistent with reasonable risk, by investing at least 80% of its net assets in equity securities including securities convertible into common stocks.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Equity Income Fund covers the period ended April 30, 2014.

Performance Overview

For the six months under review, Franklin Equity Income Fund – Class A delivered a +7.00% cumulative total return. In comparison, the Fund’s benchmark, the Standard & Poor’s 500 Index (S&P 500), which tracks the broad U.S. stock market, posted a total return of +8.36%.1, 2 The Fund’s peers, as measured by the Lipper Equity Income Funds Classification Average, which consists of funds chosen by Lipper that seek relatively high current income and growth of income by investing at least 60% of their portfolios in stocks, posted a +7.37% total return.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 25.

Investment Strategy

We seek to invest in a broadly diversified portfolio of equity securities that we consider to be financially strong, with a focus on “blue chip” companies. We apply a bottom-up approach to investing in individual securities. We will assess the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit margins, balance sheet and liquidation value. We consider dividend yield in selecting stocks for the Fund because we believe that, over time, dividend income can contribute significantly to total return and can be a more consistent source of investment return than capital appreciation. We seek to take advantage of price dislocations that result from the market’s short-term focus and choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 74.

22 | Semiannual Report

Dividend Distributions*
Franklin Equity Income Fund
11/1/13–4/30/14
		Dividend per Share (cents)
Month	Class A	Class C	Class R	Class R6	Advisor
November	3.70	2.40	3.26	4.41	4.14
December**	8.77	7.36	8.28	9.47	9.25
January	3.70	2.29	3.21	4.40	4.18
February	3.70	2.29	3.21	4.40	4.18
March	3.70	2.29	3.23	4.34	4.17
April	3.70	2.29	3.23	4.34	4.17
Total	27.27	18.92	24.42	31.36	30.09

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
**Includes an additional 5.07 cent per share distribution to meet excise tax requirements.

Portfolio Breakdown
Franklin Equity Income Fund
Based on Total Net Assets as of 4/30/14

Consumer Discretionary
16.5%
Industrials
16.3%
Financials
13.3%
Information Technology
10.6%
Health Care
9.4%
Materials
7.8%
Consumer Staples
7.8%
Utilities
7.4%
Energy
7.0%
Telecommunication Services
2.4%
Short-Term Investments & Other Net Assets
1.5%

Manager’s Discussion

Every sector the Fund invested in rose in value, as did most of the portfolio’s individual securities, supporting overall performance during the six months under review. Key contributing sectors included industrials, financials, materials and energy. Within the industrials sector, the Fund’s positions in aerospace and defense firm Lockheed Martin and industrial engines manufacturer Cummins were strong performers. In financials, a top contributor was banking and diversified financial services firm Wells Fargo & Co. Within materials, The Dow Chemical Co. and Canadian fertilizer producer Potash Corp. of Saskatchewan led results. In the energy sector, oil and gas companies Royal Dutch Shell (U.K.) and Exxon Mobil aided performance.

Despite the Fund’s positive results this reporting period, there were a few disappointments in the portfolio. Key detractors included consumer discretionary sector holdings such as home improvement retailer Lowe’s Cos., auto manufacturer Ford Motor, mass-market discount retailer Target, hotel and resort company Starwood Hotels & Resorts Worldwide and online retail shopping provider Amazon.com. Software firm CA and U.K. premium alcoholic beverage manufacturer Diageo also hindered returns during the period.

Semiannual Report | 23

Top 10 Holdings
Franklin Equity Income Fund
4/30/14

Company	% of Total
Sector/Industry	Net Assets
Republic Services Inc.	2.1%
Industrials
Lockheed Martin Corp.	2.1%
Industrials
Microsoft Corp.	2.1%
Information Technology
Roche Holding AG (Switzerland)	2.0%
Health Care
The Dow Chemical Co.	2.0%
Materials
McDonald’s Corp.	2.0%
Consumer Discretionary
Royal Dutch Shell PLC, A (U.K.)	2.0%
Energy
Maxim Integrated Products Inc.	2.0%
Information Technology
Ford Motor Co.	2.0%
Consumer Discretionary
BlackRock Inc.	2.0%
Financials

Thank you for your continued participation in Franklin Equity Income Fund.

We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment man-
ager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. S&P 500: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED
WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR
PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’
use of S&P U.S. Index data.
3. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 4/30/14, this category consisted of
475 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. The Fund’s performance relative to the average may have differed if these and other factors had been considered.

24 | Semiannual Report

Performance Summary as of 4/30/14

Franklin Equity Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	4/30/14	10/31/13	Change
A (FISEX)	$23.30	$22.16	+$1.14
C (FRETX)	$23.17	$22.04	+$1.13
R (FREIX)	$23.30	$22.17	+$1.13
R6(n/a)	$23.32	$22.18	+$1.14
Advisor (FEIFX)	$23.33	$22.19	+$1.14

Distributions
	Dividend	Long-Term
Share Class	Income	Capital Gain	Total
A(11/1/13–4/30/14)	$0.2727	$0.1212	$0.3939
C(11/1/13–4/30/14)	$0.1892	$0.1212	$0.3104
R(11/1/13–4/30/14)	$0.2442	$0.1212	$0.3654
R6(11/1/13–4/30/14)	$0.3136	$0.1212	$0.4348
Advisor (11/1/13–4/30/14)	$0.3009	$0.1212	$0.4221

Semiannual Report | 25

Performance Summary (continued)

Performance as of 4/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

			Value of	Average Annual	Total Annual
	Cumulative	Average Annual	10,000	Total Return	Operating
Share Class	Total Return[2]	Total Return[3]	Investment[4]	(3/31/14)[5]	Expenses[6]
A					0.91%
6-Month	+7.00%	+0.86%	$10,086
1-Year	+18.87%	+12.03%	$11,203	+13.50%
5-Year	+127.60%	+16.49%	$21,450	+17.93%
10-Year	+82.40%	+5.57%	$17,189	+5.34%
C					1.66%
6-Month	+6.60%	+5.60%	$10,560
1-Year	+18.01%	+17.01%	$11,701	+18.52%
5-Year	+119.24%	+17.00%	$21,924	+18.43%
10-Year	+69.24%	+5.40%	$16,924	+5.18%
R					1.16%
6-Month	+6.82%	+6.82%	$10,682
1-Year	+18.57%	+18.57%	$11,857	+20.14%
5-Year	+124.76%	+17.58%	$22,476	+19.01%
10-Year	+77.67%	+5.92%	$17,767	+5.69%
R6					0.49%
6-Month	+7.19%	+7.19%	$10,719
Since Inception (5/1/13)[7]	+20.37%	+20.37%	$12,037	+19.42%
Advisor[8]					0.66%
6-Month	+7.13%	+7.13%	$10,713
1-Year	+19.25%	+19.25%	$11,925	+20.78%
5-Year	+130.65%	+18.19%	$23,065	+19.64%
10-Year	+85.30%	+6.36%	$18,530	+6.13%

	Distribution	30-Day Standardized Yield[10]
Share Class	Rate[9]	(with waiver)	(without waiver)
A	1.80%	1.97%	1.96%
C	1.19%	1.35%	1.35%
R	1.66%	1.84%	1.84%
R6	2.23%	2.46%	2.46%
Advisor	2.14%	2.33%	2.33%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

26 | Semiannual Report

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate dramatically over the short term as a result of factors affecting individual companies, industries or the securities market as a whole. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price. The Fund’s investment in foreign securities also involves special risks, including currency fluctuations and economic as well as political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus.
These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Performance shown is not annualized.
8. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for peri-
ods after 5/15/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +44.34% and +6.35%.
9. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes C, R, R6 and Advisor) per share on 4/30/14.
10. The 30-day standardized yield for the 30 days ended 4/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

Semiannual Report | 27

Your Fund’s Expenses

Franklin Equity Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

28 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13–4/30/14
A
Actual	$1,000	$1,070.00	$4.57
Hypothetical (5% return before expenses)	$1,000	$1,020.38	$4.46
C
Actual	$1,000	$1,066.00	$8.40
Hypothetical (5% return before expenses)	$1,000	$1,016.66	$8.20
R
Actual	$1,000	$1,068.20	$5.85
Hypothetical (5% return before expenses)	$1,000	$1,019.14	$5.71
R6
Actual	$1,000	$1,071.90	$2.62
Hypothetical (5% return before expenses)	$1,000	$1,022.27	$2.56
Advisor
Actual	$1,000	$1,071.30	$3.29
Hypothetical (5% return before expenses)	$1,000	$1,021.62	$3.21

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.89%; C: 1.64%;
R: 1.14%; R6: 0.51%; and Advisor: 0.64%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 29

Franklin Limited Maturity U.S. Government Securities Fund

Your Fund’s Goal and Main Investments: Franklin Limited Maturity U.S. Government Securities Fund seeks to provide investors with as high a level of current income as is consistent with prudent investing, while seeking to preserve shareholders’ capital, by investing at least 80% of its net assets in securities with a dollar-weighted average maturity of less than 10 years1 and issued or guaranteed by the U.S. government, its agencies or instrumentalities.2 Some of the Fund’s investments may include securities issued or guaranteed by U.S. government-sponsored entities such as Fannie Mae and Freddie Mac.3

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Limited Maturity U.S. Government Securities Fund’s semiannual report for the period ended April 30, 2014. Effective January 22, 2014, Franklin Limited Maturity U.S. Government Securities Fund closed to new investors. The Fund is expected to merge into Franklin Adjustable U.S. Government Securities Fund on June 18, 2014.

Performance Overview

For the six months under review, Franklin Limited Maturity U.S. Government Securities Fund – Class A delivered a +0.32% cumulative total return. In comparison, the Fund’s primary benchmark, the Barclays U.S. Treasury Index: 1-5 Year Component, which tracks U.S. Treasury securities with one to five years remaining maturity, posted a +0.15% total return.4, 5 Also for comparison, the Fund’s secondary benchmark, the Barclays U.S. Treasury Index: 1-3 Year Component, which tracks U.S. Treasury securities with one to three years remaining maturity, returned +0.23%.4, 5 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 34.

Investment Strategy

We currently maintain the portfolio’s average dollar-weighted maturity between one and five years. The Fund’s average dollar-weighted maturity will vary with market conditions and the outlook for interest rates. We invest primarily in short- to intermediate-term securities issued or guaranteed by

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 80.

30 | Semiannual Report

Dividend Distributions*
Franklin Limited Maturity U.S. Government Securities Fund
11/1/13–4/30/14
	Dividend per Share (cents)
Month	Class A	Class R6	Advisor Class
November	1.5197	1.7183	1.5952
December	1.8181	2.0250	1.9049
January	1.4974	1.6944	1.5810
February	1.4720	1.6468	1.5456
March	1.4556	1.6913	1.5386
April	1.4137	1.6487	1.4945
Total	9.1765	10.4245	9.6598

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

the U.S. government, its agencies and instrumentalities.2 Some of the Fund’s investments may include securities issued by U.S. government-sponsored entities, such as Fannie Mae (FNMA) and Freddie Mac (FHLMC).3 The Fund’s portfolio emphasizes mortgage-backed bonds and agency debentures, while also diversifying across components of the U.S. Treasury sector. We analyze securities using proprietary and nonproprietary research to help identify attractive investment opportunities.

Manager’s Discussion

During the reporting period, economic indicators broadly supported the U.S. economy’s modest recovery. Much of the U.S. economic data released during the first quarter of 2014 was softer than many observers predicted and likely reflected the transitory effects of severe winter weather across much of the nation. U.S. economic data released near period-end, however, reflected a mild rebound that occurred after the sustained period of cold weather ended. However, despite the soft patch, employment data generally indicated the labor market continued to improve. Consumers’ financial situations in the fourth quarter of 2013 also continued to show meaningful improvement, which we thought could support consumption trends. Retail sales in March exceeded expectations, which suggested to us that consumer activity could recover from the weakness early in 2014. Although housing data were mixed, the housing market showed signs of recovery during the period after the effects of the severe winter and 2013’s higher mortgage rates subsided. Although

Semiannual Report | 31

Portfolio Breakdown
Franklin Limited Maturity
U.S. Government Securities Fund
Based on Total Net Assets as of 4/30/14

Mortgage-Backed Securities
54.8%
U.S. Government & Agency Securities
29.3%
Asset-Backed & Commercial Mortgage-Backed Securities
10.5%
Repurchase Agreements
3.2%
Money Market Funds
2.0%
Other Net Assets
0.2%

consumer price inflation recently began to rise, it remained below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.

In a sign of more confidence in the economic outlook, the Fed revised its quantitative easing policy by reducing its monthly asset purchases starting in January. The reduction was split evenly between mortgage-backed securities (MBS) and Treasuries. The Fed also reiterated that it was not following a “preset course” and emphasized that future decisions would continue to be “contingent” on new economic data.

As measured by Barclays indexes,5 most fixed income sectors posted positive total returns during the period, including U.S. Treasury Inflation Protected Securities (TIPS), Ginnie Maes, U.S. agency fixed-rate MBS, U.S. hybrid adjustable-rate mortgage (ARM) securities and U.S. agencies.

The Fund invested in U.S. Treasuries, including TIPS, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds, as we looked for strong valuations within lower interest rate risk government bond markets.

During the period, many of the broad sectors in which we invested outperformed comparable maturity Treasuries. Our ARM positions and shorter-duration fixed-rate agency MBS outperformed Treasuries and contributed to performance. Our multi-family agency MBS slightly detracted relative to comparable maturity Treasuries.

Agency MBS was one of the Fund’s largest sector allocations because of its return potential and income advantage over Treasuries. Over the period, we marginally increased exposure to agency ARMs, and slightly reduced exposure to residential fixed-rate agency MBS. Our exposure to agency debentures remained at historically low levels as they remained more fully valued in our assessment.

32 | Semiannual Report

Thank you for your participation in Franklin Limited Maturity U.S.

Government Securities Fund.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. In determining a security’s maturity for the purposes of calculating the Fund’s average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
2. Securities owned by the Fund, but not shares of the Fund, are issued or guaranteed by the U.S. government, its agen-
cies or instrumentalities, including government-sponsored entities, as to timely payment of principal and interest.
3. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. government. Please refer to the Fund’s prospectus for a detailed discussion regarding various levels of credit support. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
4. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
5. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

Semiannual Report | 33

Performance Summary as of 4/30/14

Franklin Limited Maturity U.S. Government Securities Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	4/30/14	10/31/13	Change
A (FRGVX)	$9.97	$10.04	-$0.07
R6 (FLMRX)	$9.99	$10.03	-$0.04
Advisor (FSUAX)	$9.96	$10.03	-$0.07

Distributions
Share Class	Dividend Income
A (11/1/13–4/30/14)	$0.091765
R6 (11/1/13–4/30/14)	$0.104245
Advisor (11/1/13–4/30/14)	$0.096598

34 | Semiannual Report

Performance Summary (continued)

Performance as of 4/30/141

Cumulative total return excludes sales charges. Average annual total returns includes maximum sales charges.
Class A: 2.25% maximum initial sales charge; Class R6/Advisor Class: no sales charges.

			Average Annual	Total Annual
	Cumulative	Average Annual	Total Return	Operating
Share Class	Total Return[2]	Total Return[3]	(3/31/14)[4]	Expenses[5]
A				0.79%
6-Month	+0.32%	-1.93%
1-Year	-0.01%	-2.22%	-2.27%
5-Year	+7.24%	+0.95%	+0.97%
10-Year	+31.39%	+2.53%	+2.35%
R6				0.54%
6-Month	+0.64%	+0.64%
Since Inception (5/1/13)[6]	+0.42%	+0.42%	+0.36%
Advisor				0.69%
6-Month	+0.37%	+0.37%
1-Year	+0.09%	+0.09%	+0.03%
5-Year	+7.77%	+1.51%	+1.53%
10-Year	+32.73%	+2.87%	+2.69%

	Distribution	30-Day Standardized Yield[8]
Share Class	Rate[7]	(with waiver)	(without waiver)
A	1.66%	0.74%	0.74%
R6	1.98%	1.04%	1.04%
Advisor	1.80%	0.86%	0.86%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 35

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Performance shown is not annualized.
7. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes R6 and
Advisor) per share on 4/30/14.
8. The 30-day standardized yield for the 30 days ended 4/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

36 | Semiannual Report

Your Fund’s Expenses

Franklin Limited Maturity U.S. Government Securities Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 37

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13–4/30/14
A
Actual	$1,000	$1,003.20	$4.52
Hypothetical (5% return before expenses)	$1,000	$1,020.28	$4.56
R6
Actual	$1,000	$1,006.40	$2.69
Hypothetical (5% return before expenses)	$1,000	$1,022.12	$2.71
Advisor
Actual	$1,000	$1,003.70	$4.02
Hypothetical (5% return before expenses)	$1,000	$1,020.78	$4.06

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.91%; R6: 0.54%; and Advisor: 0.81%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

38 | Semiannual Report

Franklin Real Return Fund

Your Fund’s Goal and Main Investments: Franklin Real Return Fund seeks to achieve total return that exceeds the rate of inflation over an economic cycle. The Fund will generally invest a substantial portion of its assets in inflation-protected securities. Managers also have the flexibility to invest in other sectors of the market to increase real return (total return less inflation) potential and offer greater diversification.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Real Return Fund’s semiannual report for the period ended April 30, 2014.

Performance Overview

For the six months under review, Franklin Real Return Fund — Class A delivered a +1.64% cumulative total return. In comparison, the Barclays U.S. TIPS Index, which tracks the universe of inflation-protected notes issued by the U.S. Treasury that have at least one year to final maturity, posted a +0.70% total return.1, 2 Also for comparison, the Consumer Price Index (CPI)

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 88.

Semiannual Report | 39

Dividend Distributions*
Franklin Real Return Fund
11/1/13–4/30/14
		Dividend per Share (cents)
Month	Class A	Class C	Class R6	Advisor Class
November	0.89	0.56	1.20	1.10
December	7.18	6.83	7.53	7.40
January**	—	—	—	—
February**	—	—	—	—
March	1.47	—	2.52	2.18
April**	—	—	—	—
Total	9.54	7.39	11.25	10.68

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
**The Fund paid no dividends due to negative inflation adjustments for TIPS, which are the Fund’s primary investments.

for Urban Consumers (All Items) NSA (non-seasonally adjusted), a measure of the average change in prices of all goods and services purchased for consumption by urban householders, rose 1.51% for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 43.

Investment Strategy

We seek to allocate assets among investments to achieve the highest level of real return (total return less the rate of inflation) consistent with an acceptable level of risk. We will allocate the Fund’s assets among securities in various market sectors based on our assessment of changing economic, global market, industry and issuer conditions. When making our investment decisions, we use a “top-down” analysis of macroeconomic trends combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers to try to take advantage of varying sector reactions to economic events. We will evaluate such criteria as country risk, business cycles, yield curves, and values between and within markets.

40 | Semiannual Report

Manager’s Discussion

During the reporting period, economic indicators broadly supported the U.S. economy’s modest recovery. Much of the U.S. economic data released during the first quarter of 2014 was softer than many observers predicted and likely reflected the transitory effects of severe winter weather across much of the nation. U.S. economic data released near period-end, however, reflected a mild rebound that occurred after the sustained period of cold weather ended. However, despite the soft patch, employment data generally indicated the labor market continued to improve. Consumers’ financial situations in the fourth quarter of 2013 also continued to show meaningful improvement, which we thought could support consumption trends. Retail sales in March exceeded expectations, which suggested to us that consumer activity could recover from the weakness early in 2014. Although housing data were mixed, the housing market showed signs of recovery during the period after the effects of the severe winter and 2013’s higher mortgage rates subsided. Although consumer price inflation recently began to rise, it remained below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.

In a sign of more confidence in the economic outlook, the Fed revised its quantitative easing policy by reducing its monthly asset purchases starting in January. The reduction was split evenly between mortgage-backed securities (MBS) and Treasuries. The Fed also reiterated that it was not following a “preset course” and emphasized that future decisions would continue to be “contingent” on new economic data.

We invested the Fund’s assets in the allowable sectors during the period under review. At period-end, just under half of total net assets were invested in Treasury Inflation Protected Securities (TIPS). For diversification, we also allocated the Fund’s assets to short-term non-U.S. dollar securities, natural resources, real estate investment trusts (REITs), high yield bonds and senior secured floating rate loans. We employed a non-U.S. dollar strategy to help hedge against U.S. dollar weakness versus certain currencies and concentrated our TIPS holdings in shorter maturities.

Our diversified mix of inflation-sensitive assets performed relatively well over the period. In particular, our exposures to natural resources, REITs, high yield corporate bonds, TIPS and senior secured floating rate loans contributed to performance relative to the benchmark Barclays U.S. TIPS Index. In contrast, the Fund’s non-U.S. dollar holdings were detractors.

Semiannual Report | 41

Thank you for your continued participation in Franklin Real Return Fund.

We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.
3. Source: Bureau of Labor Statistics.

42 | Semiannual Report

Performance Summary as of 4/30/14

Franklin Real Return Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	4/30/14	10/31/13	Change
A (FRRAX)	$10.90	$10.82	+$0.08
C (FRRCX)	$10.84	$10.76	+$0.08
R6 (FRRRX)	$10.94	$10.85	+$0.09
Advisor (FARRX)	$10.93	$10.85	+$0.08

Distributions
Share Class	Dividend Income
A(11/1/13–4/30/14)	$0.0954
C(11/1/13–4/30/14)	$0.0739
R6(11/1/13–4/30/14)	$0.1125
Advisor (11/1/13–4/30/14)	$0.1068

Semiannual Report | 43

Performance Summary (continued)

Performance as of 4/30/141

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

			Average Annual
	Cumulative	Average Annual	Total Return	Total Annual Operating Expenses[5]
Share Class	Total Return[2]	Total Return[3]	(3/31/14)[4]	(with waiver)	(without waiver)
A				0.92%	1.10%
6-Month	+1.64%	-2.68%
1-Year	+1.14%	-3.17%	-3.73%
5-Year	+22.17%	+3.18%	+3.19%
Since Inception (11/17/04)	+46.42%	+3.64%	+3.57%
C				1.32%	1.50%
6-Month	+1.45%	+0.45%
1-Year	+0.82%	-0.17%	-0.82%
5-Year	+19.81%	+3.68%	+3.68%
Since Inception (11/03/08)	+25.87%	+4.28%	+4.15%
R6				0.54%	0.72%
6-Month	+1.89%	+1.89%
Since Inception (5/1/13)[6]	+1.83%	+1.83%	+0.71%
Advisor				0.67%	0.85%
6-Month	+1.74%	+1.74%
1-Year	+1.44%	+1.44%	+0.79%
5-Year	+23.71%	+4.35%	+4.35%
Since Inception (11/17/04)	+50.00%	+4.38%	+4.30%

	Distribution	30-Day Standardized Yield[8]
Share Class	Rate[7]	(with waiver)	(without waiver)
A	0.00%	1.44%	1.25%
C	0.00%	1.10%	0.91%
R6	0.00%	1.89%	1.69%
Advisor	0.00%	1.75%	1.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

44 | Semiannual Report

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 2/28/15 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Performance shown is not annualized.
7. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes C, R6 and
Advisor) per share on 4/30/14.
8. The 30-day standardized yield for the 30 days ended 4/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

Semiannual Report | 45

Your Fund’s Expenses

Franklin Real Return Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

46 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13–4/30/14
A
Actual	$1,000	$1,016.40	$4.50
Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51
C
Actual	$1,000	$1,014.50	$6.49
Hypothetical (5% return before expenses)	$1,000	$1,018.35	$6.51
R6
Actual	$1,000	$1,018.90	$2.60
Hypothetical (5% return before expenses)	$1,000	$1,022.22	$2.61
Advisor
Actual	$1,000	$1,017.40	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.90%; C: 1.30%;
R6: 0.52%; and Advisor: 0.65%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 47

Franklin Investors Securities Trust

Financial Highlights

Franklin Balanced Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$11.43	$10.64	$9.87	$9.61	$8.55	$7.00
Income from investment operations[a]:
Net investment income[b]	0.16 [c]	0.27	0.30	0.32	0.31	0.35
Net realized and unrealized gains
(losses)	0.51	1.02	0.83	0.30	1.11	1.59
Total from investment operations	0.67	1.29	1.13	0.62	1.42	1.94
Less distributions from:
Net investment income	(0.18)	(0.36)	(0.36)	(0.36)	(0.36)	(0.39)
Net realized gains	(0.17)	(0.14)	(—)[d]	—	—	—
Total distributions	(0.35)	(0.50)	(0.36)	(0.36)	(0.36)	(0.39)
Net asset value, end of period	$11.75	$11.43	$10.64	$9.87	$9.61	$8.55

Total return[e]	6.03%	12.51%	11.70%	6.51%	16.95%	29.03%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	1.09%	1.12%	1.15%	1.17%	1.23%	1.26%
Expenses net of waiver and payments by
affiliates	1.08%[g]	1.10%[g]	1.01%	1.01%	1.02%	0.99%
Net investment income	2.79%[c]	2.51%	2.95%	3.27%	3.44%	4.69%

Supplemental data
Net assets, end of period (000’s)	$1,805,700	$1,354,710	$627,287	$218,625	$146,699	$88,376
Portfolio turnover rate	14.15%	58.52%	58.59%	70.76%	54.12%	73.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.23%.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Balanced Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.34	$10.57	$9.81	$9.54	$8.49	$6.96
Income from investment operations[a]:
Net investment income[b]	0.12 [c]	0.20	0.23	0.25	0.24	0.29
Net realized and unrealized gains (losses)	0.51	0.99	0.82	0.31	1.11	1.59
Total from investment operations	0.63	1.19	1.05	0.56	1.35	1.88
Less distributions from:
Net investment income	(0.14)	(0.28)	(0.29)	(0.29)	(0.30)	(0.35)
Net realized gains	(0.17)	(0.14)	(—)[d]	—	—	—
Total distributions	(0.31)	(0.42)	(0.29)	(0.29)	(0.30)	(0.35)
Net asset value, end of period	$11.66	$11.34	$10.57	$9.81	$9.54	$8.49

Total return[e]	5.70%	11.62%	10.91%	5.91%	16.12%	28.08%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	1.79%	1.82%	1.85%	1.87%	1.92%	1.96%
Expenses net of waiver and payments by
affiliates	1.78%[g]	1.80%[g]	1.71%	1.71%	1.71%	1.69%
Net investment income	2.09%[c]	1.81%	2.25%	2.57%	2.75%	3.99%

Supplemental data
Net assets, end of period (000’s)	$439,615	$354,359	$187,991	$85,302	$47,219	$19,423
Portfolio turnover rate	14.15%	58.52%	58.59%	70.76%	54.12%	73.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.53%.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Balanced Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class R	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.45	$10.66	$9.89	$9.62	$8.56	$7.00
Income from investment operations[a]:
Net investment income[b]	0.15 [c]	0.26	0.29	0.31	0.28	0.32
Net realized and unrealized gains (losses)	0.52	1.01	0.82	0.30	1.12	1.62
Total from investment operations	0.67	1.27	1.11	0.61	1.40	1.94
Less distributions from:
Net investment income	(0.17)	(0.34)	(0.34)	(0.34)	(0.34)	(0.38)
Net realized gains	(0.17)	(0.14)	(—)[d]	—	—	—
Total distributions	(0.34)	(0.48)	(0.34)	(0.34)	(0.34)	(0.38)
Net asset value, end of period	$11.78	$11.45	$10.66	$9.89	$9.62	$8.56

Total return[e]	6.00%	12.26%	11.46%	6.39%	16.70%	28.73%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	1.29%	1.32%	1.35%	1.37%	1.42%	1.48%
Expenses net of waiver and payments by
affiliates	1.28%[g]	1.30%[g]	1.21%	1.21%	1.21%	1.21%
Net investment income	2.59%[c]	2.31%	2.75%	3.07%	3.25%	4.47%

Supplemental data
Net assets, end of period (000’s)	$3,512	$3,253	$2,378	$1,928	$677	$175
Portfolio turnover rate	14.15%	58.52%	58.59%	70.76%	54.12%	73.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.03%.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Balanced Fund
	Six Months Ended	Period Ended
	April 30, 2014	October 31,
Class R6	(unaudited)	2013[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.45	$11.08
Income from investment operations[b]:
Net investment income[c]	0.18 [d]	0.19
Net realized and unrealized gains (losses)	0.51	0.38
Total from investment operations	0.69	0.57
Less distributions from:
Net investment income	(0.21)	(0.20)
Net realized gains	(0.17)	—
Total distributions	(0.38)	(0.20)
Net asset value, end of period	$11.76	$11.45

Total return[e]	6.25%	5.15%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.46%	1.82%
Expenses net of waiver and payments by affiliates[g]	0.68%	0.70%
Net investment income	3.19%[d]	2.91%

Supplemental data
Net assets, end of period (000’s)	$5	$5
Portfolio turnover rate	14.15%	58.52%

aFor the period May 1, 2013 (effective date) to October 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.63%.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Balanced Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.45	$10.66	$9.89	$9.62	$8.56	$7.01
Income from investment operations[a]:
Net investment income[b]	0.18 [c]	0.30	0.34	0.35	0.34	0.37
Net realized and unrealized gains (losses)	0.51	1.02	0.82	0.31	1.11	1.59
Total from investment operations	0.69	1.32	1.16	0.66	1.45	1.96
Less distributions from:
Net investment income	(0.20)	(0.39)	(0.39)	(0.39)	(0.39)	(0.41)
Net realized gains	(0.17)	(0.14)	(—)[d]	—	—	—
Total distributions	(0.37)	(0.53)	(0.39)	(0.39)	(0.39)	(0.41)
Net asset value, end of period	$11.77	$11.45	$10.66	$9.89	$9.62	$8.56

Total return[e]	6.18%	12.82%	12.01%	6.93%	17.30%	29.32%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	0.79%	0.82%	0.85%	0.87%	0.92%	0.98%
Expenses net of waiver and payments by
affiliates	0.78%[g]	0.80%[g]	0.71%	0.71%	0.71%	0.71%
Net investment income	3.09%[c]	2.81%	3.25%	3.57%	3.75%	4.97%

Supplemental data
Net assets, end of period (000’s)	$81,780	$68,201	$13,779	$7,477	$3,299	$1,861
Portfolio turnover rate	14.15%	58.52%	58.59%	70.76%	54.12%	73.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.03 per share received in the form of a special dividend paid in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.53%.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

52 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Balanced Fund	Country	Shares	Value
Common Stocks 57.8%
Consumer Discretionary 7.5%
Comcast Corp., A	United States	450,000	$23,292,000
Ford Motor Co.	United States	1,600,000	25,840,000
General Motors Co.	United States	612,080	21,104,518
L Brands Inc.	United States	400,000	21,680,000
Lowe’s Cos. Inc.	United States	398,000	18,272,180
McDonald’s Corp.	United States	200,000	20,276,000
Starwood Hotels & Resorts Worldwide Inc.	United States	250,000	19,162,500
Target Corp.	United States	400,000	24,700,000
			174,327,198
Consumer Staples 2.2%
The Coca-Cola Co.	United States	400,000	16,316,000
PepsiCo Inc.	United States	265,000	22,760,850
The Procter & Gamble Co.	United States	140,000	11,557,000
			50,633,850
Energy 7.3%
BP PLC, ADR	United Kingdom	400,000	20,248,000
Chevron Corp.	United States	160,000	20,083,200
Exxon Mobil Corp.	United States	250,000	25,602,500
Kinder Morgan Inc.	United States	560,000	18,289,600
Peabody Energy Corp.	United States	633,810	12,048,728
Royal Dutch Shell PLC, A, ADR	United Kingdom	200,000	15,748,000
Schlumberger Ltd.	United States	250,000	25,387,500
Transocean Ltd.	United States	300,000	12,921,000
The Williams Cos. Inc.	United States	500,000	21,085,000
			171,413,528
Financials 3.5%
Citigroup Inc.	United States	250,000	11,977,500
Digital Realty Trust Inc.	United States	300,000	16,020,000
JPMorgan Chase & Co.	United States	300,000	16,794,000
MetLife Inc.	United States	400,000	20,940,000
Wells Fargo & Co.	United States	300,000	14,892,000
			80,623,500
Health Care 4.6%
Baxter International Inc.	United States	300,000	21,837,000
Eli Lilly & Co.	United States	425,000	25,117,500
Johnson & Johnson	United States	150,000	15,193,500
Pfizer Inc.	United States	600,000	18,768,000
Sanofi, ADR	France	500,000	26,900,000
			107,816,000
Industrials 8.6%
The Boeing Co.	United States	170,000	21,933,400
[a] Caterpillar Inc.	United States	200,000	21,080,000
Deere & Co.	United States	200,000	18,668,000
Emerson Electric Co.	United States	225,000	15,340,500
General Electric Co.	United States	599,998	16,133,946
Norfolk Southern Corp.	United States	100,000	9,453,000
		Semiannual Report | 53

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Balanced Fund	Country	Shares	Value
Common Stocks (continued)
Industrials (continued)
Northrop Grumman Corp.	United States	125,000	$15,188,750
Raytheon Co.	United States	210,000	20,050,800
Republic Services Inc.	United States	700,000	24,563,000
United Parcel Service Inc., B	United States	250,000	24,625,000
Waste Management Inc.	United States	300,000	13,335,000
			200,371,396
Information Technology 8.0%
Analog Devices Inc.	United States	350,000	17,951,500
Apple Inc.	United States	55,034	32,475,013
Cisco Systems Inc.	United States	1,000,000	23,110,000
Intel Corp.	United States	1,200,000	32,028,000
International Business Machines Corp.	United States	110,000	21,611,700
Maxim Integrated Products Inc.	United States	650,000	21,086,000
QUALCOMM Inc.	United States	200,000	15,742,000
Texas Instruments Inc.	United States	500,000	22,725,000
			186,729,213
Materials 9.2%
Agrium Inc.	Canada	200,000	19,214,000
Barrick Gold Corp.	Canada	384,480	6,716,866
BHP Billiton Ltd., ADR	Australia	300,000	21,162,000
The Dow Chemical Co.	United States	500,000	24,950,000
E. I. du Pont de Nemours and Co.	United States	275,000	18,513,000
Freeport-McMoRan Copper & Gold Inc., B	United States	1,065,373	36,616,870
LyondellBasell Industries NV, A	United States	200,000	18,500,000
The Mosaic Co.	United States	450,000	22,518,000
Potash Corp. of Saskatchewan Inc.	Canada	450,000	16,272,000
Praxair Inc.	United States	100,000	13,055,000
Rio Tinto PLC, ADR	United Kingdom	300,000	16,287,000
			213,804,736
Telecommunication Services 2.6%
AT&T Inc.	United States	750,000	26,775,000
Verizon Communications Inc.	United States	600,000	28,038,000
Vodafone Group PLC, ADR	United Kingdom	163,636	6,211,623
			61,024,623
Utilities 4.3%
Duke Energy Corp.	United States	300,000	22,347,000
Hawaiian Electric Industries Inc.	United States	450,000	10,795,500
NextEra Energy Inc.	United States	100,000	9,985,000
Portland General Electric Co.	United States	300,000	10,041,000
The Southern Co.	United States	600,000	27,498,000
Xcel Energy Inc.	United States	600,000	19,122,000
			99,788,500
Total Common Stocks (Cost $1,196,759,272)			1,346,532,544

54 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Balanced Fund	Country	Shares	Value
[b]Equity-Linked Securities 4.4%
Consumer Discretionary 0.5%
[c] Credit Suisse New York into Johnson Controls Inc., 6.50%, 144A	United States	304,000	$12,917,264
Energy 1.9%
[c] Bank of America Corp. into Schlumberger Ltd., 6.00%, 144A	United States	155,000	15,045,075
[c] Credit Suisse New York into Halliburton Co., 6.50%, 144A	United States	296,000	15,054,974
[c] JPMorgan Chase & Co. into Anadarko Petroleum Corp., 5.00%, 144A	United States	135,000	13,260,213
			43,360,262
Financials 0.4%
[c] Citigroup Inc. into Bank of America Corp., 6.00%, 144A	United States	578,000	8,708,495
Industrials 0.4%
[c] Credit Suisse New York into Deere & Co., 6.50%, 144A	United States	100,000	9,176,320
Information Technology 0.9%
[c] Barclays Bank PLC into Broadcom Corp., 6.50%, 144A	United States	286,000	8,972,907
[c] Morgan Stanley Inc. into Applied Materials Inc., 6.00%, 144A	United States	750,000	13,357,200
			22,330,107
Materials 0.3%
[c] Barclays Bank PLC into The Mosaic Co., 7.50%, 144A	United States	120,000	6,128,280
Total Equity-Linked Securities (Cost $94,812,640)			102,620,728
Convertible Preferred Stocks 4.2%
Energy 1.1%
[c] Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	11,000	13,048,750
[c] Sanchez Energy Corp., 4.875%, cvt. pfd., 144A	United States	60,000	4,314,372
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	90,000	6,749,496
			24,112,618
Financials 1.4%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	12,901	14,684,564
MetLife Inc., 5.00%, cvt. pfd.	United States	100,000	3,045,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	12,500	14,937,500
			32,667,064
Industrials 0.1%
United Technologies Corp., 7.50%, cvt. pfd.	United States	43,800	2,896,932
Materials 0.1%
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	80,000	1,945,000
Utilities 1.5%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	300,000	17,586,000
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	100,000	6,573,500
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	200,000	11,348,000
			35,507,500
Total Convertible Preferred Stocks (Cost $82,766,765)			97,129,114
Preferred Stocks 0.4%
Financials 0.4%
Ally Financial Inc., 8.50%, pfd., A	United States	120,300	3,252,912
Citigroup Capital XIII, 8.75%, pfd.	United States	37,000	1,008,620
U.S. Bancorp, 6.00%, pfd., G	United States	180,000	4,986,000
Total Preferred Stocks (Cost $7,855,532)			9,247,532
		Semiannual Report | 55

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Balanced Fund	Country	Principal Amount*	Value
Corporate Bonds 27.3%
Consumer Discretionary 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.75%,
1/15/24	United States	10,000,000	$10,112,500
DISH DBS Corp., senior note, 5.875%, 7/15/22	United States	6,000,000	6,487,500
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	15,000,000	14,184,450
Ford Motor Credit Co. LLC, senior note, 3.00%, 6/12/17	United States	6,000,000	6,262,782
[c] S.A.C.I. Falabella, senior note, 144A, 3.75%, 4/30/23	Chile	7,000,000	6,775,286
Trinity Acquisition PLC, senior note, 4.625%, 8/15/23	United Kingdom	7,000,000	7,173,810
			50,996,328
Consumer Staples 1.8%
[c] Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	7,000,000	6,832,315
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	10,000,000	10,177,630
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	10,000,000	10,214,420
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	15,000,000	15,383,340
			42,607,705
Energy 4.8%
Chesapeake Energy Corp., senior note, 5.375%, 6/15/21	United States	7,500,000	7,893,750
Ecopetrol SA, senior note, 5.875%, 9/18/23	Colombia	10,000,000	11,007,200
El Paso Pipeline Partners Operating Co. LLC, senior note, 4.30%, 5/01/24	United States	12,900,000	12,992,299
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	25,000,000	24,342,825
EOG Resources Inc., senior bond, 2.625%, 3/15/23	United States	5,500,000	5,254,200
[c,d] Gaz Capital SA (OJSC Gazprom), loan participation, senior note, 144A, 3.85%,
2/06/20	Russia	3,100,000	2,817,001
Offshore Group Investment Ltd., senior bond, first lien, 7.125%, 4/01/23	United States	4,600,000	4,554,000
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	4,000,000	4,080,000
[c] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	3,000,000	3,091,380
Phillips 66, senior note, 1.95%, 3/05/15	United States	7,500,000	7,594,125
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	United States	2,900,000	3,211,750
6.50%, 11/15/20	United States	5,000,000	5,543,750
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	7,500,000	7,781,250
SandRidge Energy Inc., senior note, 7.50%, 2/15/23	United States	2,700,000	2,875,500
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,000,000	4,509,036
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	5,000,000	4,623,220
			112,171,286
Financials 7.9%
[e] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN
thereafter, Perpetual	United States	10,000,000	11,409,370
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	5,000,000	4,946,165
Capital One Financial Corp., senior note, 2.15%, 3/23/15	United States	7,000,000	7,105,119
Citigroup Inc.,
[e]junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	9,100,000	9,103,867
sub. bond, 5.50%, 9/13/25	United States	10,000,000	10,864,070
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	15,000,000	14,373,750
[e] General Electric Capital Corp., junior sub. bond, 7.125% to 6/15/22, FRN
thereafter, Perpetual	United States	8,000,000	9,214,472
Healthcare Realty Trust Inc., senior note, 5.75%, 1/15/21	United States	5,000,000	5,578,060

56 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Balanced Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Financials (continued)
HSBC Finance Corp., senior sub. bond, 6.676%, 1/15/21	United States	2,000,000	$2,368,414
[c,f] ING Bank NV, senior note, 144A, FRN, 1.873%, 9/25/15	Netherlands	5,000,000	5,094,800
[e] JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/19, FRN
thereafter, Perpetual	United States	10,000,000	11,350,000
[c] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,669,115
[c] Mizuho Bank Ltd., senior note, 144A, 2.45%, 4/16/19	Japan	12,000,000	12,045,096
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	1,500,000	1,700,999
[e] PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN
thereafter, Perpetual	United States	12,000,000	11,325,000
Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	12,410,964
[c] Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	2,720,000	2,796,644
Prudential Financial Inc., junior sub. note, 5.875%, 9/15/42	United States	5,000,000	5,287,500
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,260,000
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	7,000,000	7,936,173
SLM Corp., senior note, 6.125%, 3/25/24	United States	15,000,000	14,940,000
U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter, 4/29/20	United States	4,500,000	4,626,018
[e] Wells Fargo & Co., S, junior sub. bond, 5.90% to 6/15/14, FRN thereafter,
Perpetual	United States	7,900,000	8,114,106
			184,519,702
Health Care 2.4%
Celgene Corp., senior bond, 4.00%, 8/15/23	United States	10,000,000	10,290,270
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	10,000,000	10,140,320
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	2,500,000	2,743,680
HCA Inc., secured note, 5.00%, 3/15/24	United States	7,000,000	6,965,000
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	2,000,000	2,133,318
Thermo Fisher Scientific Inc., senior note, 2.40%, 2/01/19	United States	12,000,000	12,129,264
[c] Valeant Pharmaceuticals International Inc., senior note, 144A, 6.75%,
8/15/18	United States	10,400,000	11,310,000
			55,711,852
Industrials 1.1%
[c] Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%,
11/15/26	Canada	7,000,000	7,017,500
[c] Aviation Capital Group Corp., senior note, 144A, 3.875%, 9/27/16	United States	12,000,000	12,401,820
[c] Bombardier Inc., senior note, 144A, 6.00%, 10/15/22	Canada	5,000,000	5,093,750
			24,513,070
Information Technology 1.3%
[c] Freescale Semiconductor Inc.,
secured note, 144A, 5.00%, 5/15/21	United States	8,500,000	8,627,500
senior secured note, 144A, 6.00%, 1/15/22	United States	6,100,000	6,389,750
Oracle Corp., senior note, 2.50%, 10/15/22	United States	10,000,000	9,558,450
ViaSat Inc., senior note, 6.875%, 6/15/20	United States	5,000,000	5,381,250
			29,956,950
Materials 2.0%
Air Products and Chemicals Inc., senior note, 2.75%, 2/03/23	United States	7,500,000	7,129,222
[c] Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	5,000,000	5,022,200

Semiannual Report | 57

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Balanced Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Materials (continued)
[c] Cemex SAB de CV,
secured note, 144A, 5.875%, 3/25/19	Mexico	2,000,000	$2,053,750
senior secured note, 144A, 6.50%, 12/10/19	Mexico	6,000,000	6,322,500
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%,
1/15/23	United States	5,000,000	4,800,000
Freeport-McMoRan Copper & Gold Inc., senior bond, 3.875%, 3/15/23	United States	7,000,000	6,823,642
[c] Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	10,000,000	9,717,060
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	4,000,000	4,049,436
			45,917,810
Telecommunication Services 1.9%
[c] SoftBank Corp., senior note, 144A, 4.50%, 4/15/20	Japan	10,000,000	10,050,000
[c] Sprint Corp., senior note, 144A, 7.875%, 9/15/23	United States	9,400,000	10,387,000
Telefonica Emisiones SAU, senior note, 4.57%, 4/27/23	Spain	10,000,000	10,492,300
Verizon Communications Inc., senior bond, 6.55%, 9/15/43	United States	11,000,000	13,599,982
			44,529,282
Utilities 1.9%
[c] Calpine Corp., senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	7,400,000	7,899,500
[c,e] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	10,237,500
[c] Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,457,115
[c] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	10,000,000	10,587,500
[c] NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A,
6.875%, 10/15/21	United States	10,000,000	10,450,000
			44,631,615
Total Corporate Bonds (Cost $610,055,549)			635,555,600
[f,g]Senior Floating Rate Interests 0.6%
Energy 0.4%
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	9,974,874	10,118,263
Information Technology 0.2%
First Data Corp., 2018 Term Loan, 4.152%, 3/24/18	United States	5,000,000	5,001,040
Total Senior Floating Rate Interests (Cost $14,921,554)			15,119,303
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (Cost $23,034) 0.0%†
Financials 0.0%†
[f] Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 0.39%, 9/25/35	United States	23,020	22,921
Mortgage-Backed Securities 0.0%†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%†
FNMA 30 Year, 6.00%, 8/01/36	United States	30,120	33,748
FNMA 30 Year, 6.50%, 4/01/36	United States	15,948	17,946
Total Mortgage-Backed Securities (Cost $45,478)			51,694
Total Investments before Short Term Investments
(Cost $2,007,239,824)			2,206,279,436

58 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Balanced Fund	Country	Principal Amount*	Value
Short Term Investments 4.8%
U.S. Government and Agency Securities 3.2%
[h] U.S. Treasury Bills,
[i] 5/22/14	United States	50,000,000	$49,999,750
6/05/14	United States	25,000,000	24,999,825
Total U.S. Government and Agency Securities
(Cost $74,998,781)			74,999,575
Total Investments before Money Market Funds
(Cost $2,082,238,605)			2,281,279,011

		Shares
Money Market Funds (Cost $37,349,105) 1.6%
[j,k] Institutional Fiduciary Trust Money Market Portfolio	United States	37,349,105	37,349,105
Total Investments (Cost $2,119,587,710) 99.5%			2,318,628,116
Options Written (0.0)%†			(270,000)
Other Assets, less Liabilities 0.5%			12,255,663
Net Assets 100.0%			$2,330,613,779

		Number of
		Contracts
[l]Options Written (0.0)%†
Calls – Exchange-Traded
Industrials (0.0)%†
Caterpillar Inc., May Strike Price $105, Expires 5/17/14	United States	1,000	$(171,000)
Puts – Exchange-Traded
Consumer Discretionary (0.0)%†
Amazon.com Inc., May Strike Price $265, Expires 5/17/14	United States	500	(29,000)
Information Technology (0.0)%†
Google Inc., A, May Strike Price $500, Expires 5/17/14	United States	500	(70,000)
			(99,000)
Total Options Written (Premiums received $718,004)			$(270,000)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is held in connection with written option contracts open at period end.
bSee Note 1(g) regarding equity-linked securities.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30,
2014, the aggregate value of these securities was $306,129,932, representing 13.14% of net assets.
dSee Note 1(f) regarding loan participation notes.
ePerpetual security with no stated maturity date.
fThe coupon rate shown represents the rate at period end.
gSee Note 1(h) regarding senior floating rate interests.
hThe security is traded on a discount basis with no stated coupon rate.

Semiannual Report | 59

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Balanced Fund

iSecurity or a portion of the security has been pledged as collateral for written options contracts. At April 30, 2014, the value of this security and cash pledged as collateral was
$52,560,799, representing 2.26% of net assets.
jNon-income producing.
kSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
lSee Note 1(e) regarding written options.

At April 30, 2014, the fund had the following forward exchange contracts outstanding. See Note 1(e).

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Swiss Franc	DBAB	Buy	3,806,375	$4,210,592	4/16/15	$130,024	$—
Swiss Franc	DBAB	Sell	3,806,375	4,285,011	4/16/15	—	(55,605)
Unrealized appreciation (depreciation)						130,024	(55,605)
Net unrealized appreciation (depreciation)						$74,419

aMay be comprised of multiple contracts using the same currency and settlement date.

See Abbreviations on page 128.

60 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights

Franklin Convertible Securities Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.82	$14.93	$14.37	$14.55	$12.28	$9.48
Income from investment operations[a]:
Net investment income[b]	0.13	0.37	0.41	0.42	0.37	0.35
Net realized and unrealized gains (losses)	0.93	2.99	0.67	(0.06)	2.42	3.04
Total from investment operations	1.06	3.36	1.08	0.36	2.79	3.39
Less distributions from:
Net investment income	(0.19)	(0.47)	(0.52)	(0.54)	(0.52)	(0.59)
Net realized gains	(0.07)	—	—	—	—	—
Total distributions	(0.26)	(0.47)	(0.52)	(0.54)	(0.52)	(0.59)
Net asset value, end of period	$18.62	$17.82	$14.93	$14.37	$14.55	$12.28

Total return[c]	6.03%	22.92%	7.66%	2.35%	23.17%	37.35%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.87%	0.88%	0.90%	0.88%	0.90%	0.96%
Expenses net of waiver and payments by
affiliates	0.86%[e]	0.88%[e]	0.90%	0.88%	0.90%	0.96%[e]
Net investment income	1.42%	2.25%	2.84%	2.77%	2.78%	3.35%

Supplemental data
Net assets, end of period (000’s)	$933,952	$844,498	$602,804	$704,844	$651,012	$542,741
Portfolio turnover rate	6.53%	34.69%	12.82%	23.24%	29.56%	47.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 61

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Convertible Securities Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.60	$14.75	$14.21	$14.39	$12.16	$9.39
Income from investment operations[a]:
Net investment income[b]	0.06	0.24	0.30	0.30	0.27	0.27
Net realized and unrealized gains (losses)	0.93	2.97	0.65	(0.06)	2.38	3.01
Total from investment operations	0.99	3.21	0.95	0.24	2.65	3.28
Less distributions from:
Net investment income	(0.13)	(0.36)	(0.41)	(0.42)	(0.42)	(0.51)
Net realized gains	(0.07)	—	—	—	—	—
Total distributions	(0.20)	(0.36)	(0.41)	(0.42)	(0.42)	(0.51)
Net asset value, end of period	$18.39	$17.60	$14.75	$14.21	$14.39	$12.16

Total return[c]	5.62%	22.11%	6.79%	1.60%	22.16%	36.36%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.62%	1.63%	1.65%	1.63%	1.65%	1.71%
Expenses net of waiver and payments by
affiliates	1.61%[e]	1.63%[e]	1.65%	1.63%	1.65%	1.71%[e]
Net investment income	0.67%	1.50%	2.09%	2.02%	2.03%	2.60%

Supplemental data
Net assets, end of period (000’s)	$318,315	$273,132	$211,630	$232,471	$222,201	$192,297
Portfolio turnover rate	6.53%	34.69%	12.82%	23.24%	29.56%	47.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

62 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Convertible Securities Fund
Period Ended
April 30, 2014[a]
Class R6	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.21
Income from investment operations[b]:
Net investment income[c]	0.06
Net realized and unrealized gains (losses)	(0.57)
Total from investment operations	(0.51)
Less distributions from net investment income	(0.06)
Net asset value, end of period	$18.64

Total return[d]	(2.66)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.52%
Expenses net of waiver and payments by affiliates[f]	0.51%
Net investment income	1.77%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	6.53%

aFor the period March 4, 2014 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 63

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Convertible Securities Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.83	$14.94	$14.38	$14.56	$12.29	$9.48
Income from investment operations[a]:
Net investment income[b]	0.15	0.41	0.45	0.47	0.41	0.39
Net realized and unrealized gains (losses)	0.93	2.99	0.66	(0.08)	2.41	3.03
Total from investment operations	1.08	3.40	1.11	0.39	2.82	3.42
Less distributions from:
Net investment income	(0.21)	(0.51)	(0.55)	(0.57)	(0.55)	(0.61)
Net realized gains	(0.07)	—	—	—	—	—
Total distributions	(0.28)	(0.51)	(0.55)	(0.57)	(0.55)	(0.61)
Net asset value, end of period	$18.63	$17.83	$14.94	$14.38	$14.56	$12.29

Total return[c]	6.16%	23.21%	7.93%	2.60%	23.45%	37.81%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.62%	0.63%	0.65%	0.63%	0.65%	0.71%
Expenses net of waiver and payments by
affiliates	0.61%[e]	0.63%[e]	0.65%	0.63%	0.65%	0.71%[e]
Net investment income	1.67%	2.50%	3.09%	3.02%	3.03%	3.60%

Supplemental data
Net assets, end of period (000’s)	$700,171	$387,528	$196,765	$181,611	$68,526	$32,003
Portfolio turnover rate	6.53%	34.69%	12.82%	23.24%	29.56%	47.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

64 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Convertible Securities Fund	Country	Shares	Value
Common Stocks 9.9%
Consumer Discretionary 3.0%
General Motors Co.	United States	672,732	$23,195,800
The Goodyear Tire & Rubber Co.	United States	1,373,185	34,604,262
			57,800,062
Energy 0.9%
Apache Corp.	United States	199,823	17,344,636
Financials 2.8%
[a] Affiliated Managers Group Inc.	United States	132,553	26,272,005
The Hartford Financial Services Group Inc.	United States	403,764	14,483,015
Leucadia National Corp.	United States	169,991	4,338,170
MetLife Inc.	United States	189,378	9,913,938
			55,007,128
Industrials 2.1%
Nielsen Holdings NV	United States	327,543	15,378,144
[a] Swift Transportation Co.	United States	1,099,908	26,452,787
			41,830,931
Information Technology 0.4%
EMC Corp.	United States	297,925	7,686,465
Utilities 0.7%
PPL Corp.	United States	435,125	14,507,068
Total Common Stocks (Cost $157,068,943)			194,176,290
Convertible Preferred Stocks 14.7%
Energy 4.4%
[b] Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	18,500	21,945,625
McDermott International Inc., 6.25%, cvt. pfd.	United States	960,000	24,709,440
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	236,000	17,698,678
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	200,000	21,950,000
			86,303,743
Financials 1.3%
MetLife Inc., 5.00%, cvt. pfd.	United States	334,000	10,170,300
Wintrust Financial Corp., 5.00%, cvt. pfd.	United States	12,300	14,999,850
			25,170,150
Industrials 3.9%
Stanley Black & Decker Inc., 4.75%, cvt. pfd.	United States	297,600	38,676,096
United Technologies Corp., 7.50%, cvt. pfd.	United States	570,100	37,706,414
			76,382,510
Materials 1.3%
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	395,000	9,603,438
Cliffs Natural Resources Inc., 7.00%, cvt. pfd.	United States	792,000	15,055,920
			24,659,358

Semiannual Report | 65

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Convertible Securities Fund	Country	Shares	Value
Convertible Preferred Stocks (continued)
Utilities 3.8%
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	310,000	$18,224,900
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	220,000	12,896,400
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	400,000	26,294,000
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	164,000	9,305,360
PPL Corp., 8.75%, cvt. pfd.	United States	150,000	8,100,000
			74,820,660
Total Convertible Preferred Stocks (Cost $255,405,592)			287,336,421

		Principal Amount*
Convertible Bonds 71.8%
Consumer Discretionary 17.5%
[b] Ctrip.com International Ltd., cvt., senior note, 144A, 1.25%, 10/15/18	China	19,200,000	18,971,520
[b] Homeaway Inc., cvt., senior note, 144A, 0.125%, 4/01/19	United States	36,500,000	35,524,598
Iconix Brand Group Inc., cvt., senior sub. note, 2.50%, 6/01/16	United States	28,190,000	40,311,700
International Game Technology, cvt., senior note, 3.25%, 5/01/14	United States	21,200,000	21,200,000
[b] Jarden Corp., cvt., sub. bond, 144A, 1.125%, 3/15/34	United States	40,000,000	40,090,667
Liberty Interactive LLC, cvt., senior note, 0.75%, 3/30/43	United States	17,250,000	22,350,825
Liberty Interactive LLC into Motorola Solutions Inc., cvt., senior deb., 3.50%,
1/15/31	United States	8,000,000	4,170,000
[b] Liberty Media Corp., cvt., senior note, 144A, 1.375%, 10/15/23	United States	21,200,000	20,511,000
MGM Resorts International, cvt., senior note, 4.25%, 4/15/15	United States	29,000,000	41,451,875
Outerwall Inc., cvt., senior note, 4.00%, 9/01/14	United States	14,000,000	24,167,500
[b] The Priceline Group Inc., cvt., senior note, 144A, 0.35%, 6/15/20	United States	30,000,000	35,737,500
[b] Shutterfly Inc., cvt., senior note, 144A, 0.25%, 5/15/18	United States	37,465,000	36,942,438
			341,429,623
Energy 1.0%
Cobalt International Energy Inc., cvt., senior note, 2.625%, 12/01/19	United States	19,900,000	18,718,438
[b,c] James River Coal Co., cvt., senior note, 144A, 10.00%, 6/01/18	United States	5,500,000	701,250
			19,419,688
Financials 2.5%
Forest City Enterprises Inc., cvt., senior note,
4.25%, 8/15/18	United States	20,000,000	22,437,500
[b]144A, 3.625%, 8/15/20	United States	13,000,000	13,495,625
[c] MF Global Holdings Ltd., cvt., senior note, 1.875%, 2/01/16	United States	25,000,000	11,875,000
			47,808,125
Health Care 11.0%
BioMarin Pharmaceutical Inc., cvt., senior sub. note,
0.75%, 10/15/18	United States	6,000,000	6,176,250
1.50%, 10/15/20	United States	25,700,000	26,599,500
Brookdale Senior Living Inc., cvt., senior note, 2.75%, 6/15/18	United States	26,200,000	34,387,500
Corsicanto Ltd., cvt., senior bond, 3.50%, 1/15/32	Ireland	12,500,000	9,140,625
Fluidigm Corp, cvt., senior bond, 2.75%, 2/01/34	United States	10,200,000	10,843,875
HeartWare International Inc., cvt., senior note, 3.50%, 12/15/17	United States	10,000,000	11,606,250
Mylan Inc., cvt., senior note, 3.75%, 9/15/15	United States	9,500,000	36,307,812
Omnicare Inc., cvt., senior sub. note, 3.50%, 2/15/44	United States	34,663,000	35,269,603

66 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Convertible Securities Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Health Care (continued)
Pacira Pharmaceuticals Inc., cvt., senior note, 3.25%, 2/01/19	United States	5,880,000	$16,611,529
Salix Pharmaceuticals Ltd., cvt., senior note, 2.75%, 5/15/15	United States	12,000,000	28,635,000
			215,577,944
Industrials 2.5%
[b] L-3 Communications Corp., cvt., senior bond, 144A, 3.00%, 8/01/35	United States	15,000,000	19,603,125
[b] UTI Worldwide Inc., senior note, 144A, cvt., 4.50%, 3/01/19	United States	28,000,000	28,710,640
			48,313,765
Information Technology 32.1%
[c,d] BearingPoint Liquidating Trust	United States	14,000,000	—
Bottomline Technologies Inc., cvt., senior note, 1.50%, 12/01/17	United States	16,400,000	20,049,000
[b] Concur Technologies Inc., cvt., senior note, 144A,
2.50%, 4/15/15	United States	3,900,000	6,203,438
0.50%, 6/15/18	United States	19,700,000	21,140,562
Electronic Arts Inc., cvt., senior note, 0.75%, 7/15/16	United States	32,100,000	36,661,410
Intel Corp., cvt.,
junior sub., 3.25%, 8/01/39	United States	8,000,000	11,270,040
[b] junior sub. bond, 144A, 2.95%, 12/15/35	United States	19,000,000	22,610,000
junior sub. deb., 2.95%, 12/15/35	United States	2,000,000	2,380,000
[b] JDS Uniphase Corp., cvt., 144A, 0.625%, 8/15/33	United States	34,900,000	36,274,187
[b] Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%, 12/15/37	United States	20,000,000	37,037,500
Micron Technology Inc., cvt., senior bond, 2.125%, 2/15/33	United States	19,800,000	48,695,625
[b] NetSuite Inc., cvt., senior note, 144A, 0.25%, 6/01/18	United States	36,300,000	37,462,144
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	United States	22,600,000	40,199,750
Nuance Communications Inc., cvt.,
senior bond, 2.75%, 8/15/27	United States	4,990,000	5,233,263
senior note, 2.75%, 11/01/31	United States	13,400,000	13,534,000
[b] Proofpoint Inc., cvt., senior note, 144A, 1.25%, 12/15/18	United States	18,075,000	18,187,969
Salesforce.com Inc., cvt., senior note, 0.25%, 4/01/18	United States	30,200,000	33,295,500
[b] SanDisk Corp., cvt., senior note, 144A, 0.50%, 10/15/20	United States	33,000,000	37,578,750
[b] ServiceNow Inc., cvt., senior note, 144A, zero cpn., 11/01/18	United States	31,500,000	31,696,875
Take-Two Interactive Software Inc., cvt., senior note, 1.00%, 7/01/18	United States	16,400,000	19,229,000
[b] Trulia Inc., cvt., senior note, 144A, 2.75%, 12/15/20	United States	32,000,000	38,640,000
[b] VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%, 8/15/37	United States	14,000,000	20,720,000
Xilinx Inc., cvt., senior note, 2.625%, 6/15/17	United States	19,270,000	31,940,025
[b] Yahoo! Inc., cvt., 144A, zero cpn., 12/01/18	United States	35,100,000	36,087,187
[b] Yandex NV, cvt., senior note, 144A, 1.125%, 12/15/18	Russia	23,900,000	20,897,563
			627,023,788
Materials 3.8%
ArcelorMittal, cvt., senior note, 5.00%, 5/15/14	Luxembourg	10,000,000	10,022,700
[b] B2Gold Corp., cvt., senior sub. note, 144A, 3.25%, 10/01/18	Canada	15,400,000	16,632,000
Cemex SAB de CV, cvt., sub. note, 3.75%, 3/15/18	Mexico	24,000,000	35,935,560
Kaiser Aluminum Corp., cvt., senior note, 4.50%, 4/01/15	United States	4,000,000	5,977,500
Molycorp Inc., cvt., senior note, 5.50%, 2/01/18	United States	7,360,000	6,551,430
			75,119,190

Semiannual Report | 67

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Convertible Securities Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Utilities 1.4%
CMS Energy Corp., cvt., senior note, 5.50%, 6/15/29	United States	12,000,000	$26,871,120
Total Convertible Bonds (Cost $1,197,078,816)			1,401,563,243
		Shares
Escrow Accounts and Litigation Trusts (Cost $22,362) 0.0%†
[a] Motors Liquidation Co., Escrow Account, cvt. pfd., D	United States	376,200	3,762
Total Investments before Short Term Investments
(Cost $1,609,575,713)			1,883,079,716
Short Term Investments (Cost $70,609,419) 3.7%
Money Market Funds 3.7%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	United States	70,609,419	70,609,419
Total Investments (Cost $1,680,185,132) 100.1%			1,953,689,135
Other Assets, less Liabilities (0.1)%			(1,246,371)
Net Assets 100.0%			$1,952,442,764

See Abbreviations on page 128.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30,
2014, the aggregate value of these securities was $653,402,163, representing 33.47% of net assets.
cSee Note 7 regarding defaulted securities.
dSee Note 8 regarding restricted securities.
eSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

68 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights

Franklin Equity Income Fund
	Six Months Ended
	April 30, 2014			Year Ended October 31,
Class A	(unaudited)		2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.16		$18.01	$16.58	$15.93	$14.06	$12.88
Income from investment operations[a]:
Net investment income[b]	0.40 [c]		0.44	0.41	0.41	0.44	0.39
Net realized and unrealized gains (losses)	1.13		4.19	1.46	0.75	1.85	1.29
Total from investment operations	1.53		4.63	1.87	1.16	2.29	1.68
Less distributions from:
Net investment income	(0.27)		(0.48)	(0.44)	(0.51)	(0.42)	(0.50)
Net realized gains	(0.12)	-	—	—	—	—	—
Total distributions	(0.39)		(0.48)	(0.44)	(0.51)	(0.42)	(0.50)
Net asset value, end of period	$23.30		$22.16	$18.01	$16.58	$15.93	$14.06

Total return[d]	7.00%		26.07%	11.43%	7.27%	16.48%	13.77%

Ratios to average net assets[e]
Expenses	0.89%[f,g]		0.91%[g]	0.95%	0.96%	0.98%[g]	1.04%[g]
Net investment income	3.58%		2.19%	2.36%	2.48%	2.96%	3.19%

Supplemental data
Net assets, end of period (000’s)	$1,735,662		$1,637,089	$1,305,791	$1,105,132	$799,585	$540,127
Portfolio turnover rate	9.69%		33.18%	19.71%	19.45%	11.35%	43.75%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.17 per share received in the form of a special dividend paid in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.10%.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payment by affiliate rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 69

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Equity Income Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.04	$17.91	$16.50	$15.85	$14.00	$12.83
Income from investment operations[a]:
Net investment income[b]	0.32 [c]	0.28	0.28	0.29	0.33	0.30
Net realized and unrealized gains (losses)	1.12	4.18	1.45	0.74	1.82	1.28
Total from investment operations	1.44	4.46	1.73	1.03	2.15	1.58
Less distributions from:
Net investment income	(0.19)	(0.33)	(0.32)	(0.38)	(0.30)	(0.41)
Net realized gains	(0.12)	—	—	—	—	—
Total distributions	(0.31)	(0.33)	(0.32)	(0.38)	(0.30)	(0.41)
Net asset value, end of period	$23.17	$22.04	$17.91	$16.50	$15.85	$14.00

Total return[d]	6.60%	25.18%	10.56%	6.44%	15.59%	12.94%

Ratios to average net assets[e]
Expenses	1.64%[f,g]	1.66%[g]	1.70%	1.71%	1.73%[g]	1.79%[g]
Net investment income	2.83%	1.44%	1.61%	1.73%	2.21%	2.44%

Supplemental data
Net assets, end of period (000’s)	$236,421	$208,325	$134,746	$118,686	$97,305	$86,152
Portfolio turnover rate	9.69%	33.18%	19.71%	19.45%	11.35%	43.75%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.17 per share received in the form of a special dividend paid in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.35%.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payment by affiliate rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

70 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Equity Income Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class R	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.17	$18.01	$16.58	$15.93	$14.07	$12.89
Income from investment operations[a]:
Net investment income[b]	0.38 [c]	0.39	0.37	0.38	0.41	0.36
Net realized and unrealized gains (losses)	1.11	4.20	1.46	0.73	1.83	1.29
Total from investment operations	1.49	4.59	1.83	1.11	2.24	1.65
Less distributions from:
Net investment income	(0.24)	(0.43)	(0.40)	(0.46)	(0.38)	(0.47)
Net realized gains	(0.12)	—	—	—	—	—
Total distributions	(0.36)	(0.43)	(0.40)	(0.46)	(0.38)	(0.47)
Net asset value, end of period	$23.30	$22.17	$18.01	$16.58	$15.93	$14.07

Total return[d]	6.82%	25.81%	11.16%	7.00%	16.09%	13.49%

Ratios to average net assets[e]
Expenses	1.14%[f,g]	1.16%[g]	1.20%	1.21%	1.23%[g]	1.29%[g]
Net investment income	3.33%	1.94%	2.11%	2.23%	2.71%	2.94%

Supplemental data
Net assets, end of period (000’s)	$6,720	$5,844	$4,940	$3,830	$3,589	$4,218
Portfolio turnover rate	9.69%	33.18%	19.71%	19.45%	11.35%	43.75%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.17 per share received in the form of a special dividend paid in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.85%.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payment by affiliate rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 71

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Equity Income Fund
	Six Months Ended	Period Ended
	April 30, 2014	October 31,
Class R6	(unaudited)	2013[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.18	$20.00
Income from investment operations[b]:
Net investment income[c]	0.45 [d]	0.26
Net realized and unrealized gains (losses)	1.12	2.18
Total from investment operations	1.57	2.44
Less distributions from:
Net investment income	(0.31)	(0.26)
Net realized gains	(0.12)	—
Total distributions	(0.43)	(0.26)
Net asset value, end of period	$23.32	$22.18

Total return[e]	7.19%	12.30%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.71%	2.16%
Expenses net of waiver and payments by affiliates[g]	0.51%	0.51%
Net investment income	3.96%	2.59%

Supplemental data
Net assets, end of period (000’s)	$6	$6
Portfolio turnover rate	9.69%	33.18%

aFor the period May 1, 2013 (effective date) to October 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.17 per share received in the form of a special dividend paid in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.49%.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

72 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Equity Income Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.19	$18.02	$16.59	$15.94	$14.07	$12.88
Income from investment operations[a]:
Net investment income[b]	0.43 [c]	0.48	0.45	0.45	0.48	0.42
Net realized and unrealized gains (losses)	1.13	4.22	1.46	0.75	1.85	1.30
Total from investment operations	1.56	4.70	1.91	1.20	2.33	1.72
Less distributions from:
Net investment income	(0.30)	(0.53)	(0.48)	(0.55)	(0.46)	(0.53)
Net realized gains	(0.12)	—	—	—	—	—
Total distributions	(0.42)	(0.53)	(0.48)	(0.55)	(0.46)	(0.53)
Net asset value, end of period	$23.33	$22.19	$18.02	$16.59	$15.94	$14.07

Total return[d]	7.13%	26.48%	11.69%	7.54%	16.76%	14.12%

Ratios to average net assets[e]
Expenses	0.64%[f,g]	0.66%[g]	0.70%	0.71%	0.73%[g]	0.79%[g]
Net investment income	3.83%	2.44%	2.61%	2.73%	3.21%	3.44%

Supplemental data
Net assets, end of period (000’s)	$22,929	$17,534	$10,527	$7,467	$4,183	$2,142
Portfolio turnover rate	9.69%	33.18%	19.71%	19.45%	11.35%	43.75%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.17 per share received in the form of a special dividend paid in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.35%.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payment by affiliate rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 73

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks 92.5%
Consumer Discretionary 16.5%
[a] Amazon.com Inc.	United States	97,500	$29,652,675
ClubCorp Holdings Inc.	United States	658,346	12,403,238
Ford Motor Co.	United States	2,440,200	39,409,230
General Motors Co.	United States	231,564	7,984,327
L Brands Inc.	United States	622,200	33,723,240
Lowe’s Cos. Inc.	United States	600,000	27,546,000
McDonald’s Corp.	United States	398,900	40,440,482
NIKE Inc., B	United States	458,000	33,411,100
Starwood Hotels & Resorts Worldwide Inc.	United States	453,700	34,776,105
Target Corp.	United States	571,500	35,290,125
Wynn Resorts Ltd.	United States	175,600	35,803,084
			330,439,606
Consumer Staples 7.8%
Diageo PLC, ADR	United Kingdom	284,000	34,869,520
Mead Johnson Nutrition Co., A	United States	415,200	36,645,552
Nestle SA	Switzerland	335,000	25,862,921
PepsiCo Inc.	United States	448,900	38,556,021
The Procter & Gamble Co.	United States	237,700	19,622,135
			155,556,149
Energy 6.0%
BP PLC, ADR	United Kingdom	391,271	19,806,138
Chevron Corp.	United States	172,400	21,639,648
Exxon Mobil Corp.	United States	367,234	37,608,434
Royal Dutch Shell PLC, A, ADR	United Kingdom	512,000	40,314,880
			119,369,100
Financials 11.8%
Aflac Inc.	United States	536,200	33,630,464
Bank of America Corp.	United States	974,700	14,756,958
BlackRock Inc.	United States	129,700	39,039,700
JPMorgan Chase & Co.	United States	691,500	38,710,170
Marsh & McLennan Cos. Inc.	United States	497,700	24,541,587
MetLife Inc.	United States	394,568	20,655,635
T. Rowe Price Group Inc.	United States	347,800	28,564,814
Wells Fargo & Co.	United States	725,000	35,989,000
			235,888,328
Health Care 9.4%
Bristol-Myers Squibb Co.	United States	298,700	14,961,883
Eli Lilly & Co.	United States	566,400	33,474,240
Johnson & Johnson	United States	332,000	33,628,280
Pfizer Inc.	United States	979,300	30,632,504
Roche Holding AG	Switzerland	139,000	40,745,327
Sanofi, ADR	France	659,200	35,464,960
			188,907,194

74 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks (continued)
Industrials 14.3%
The Boeing Co.	United States	218,200	$28,152,164
Cummins Inc.	United States	223,500	33,714,975
Emerson Electric Co.	United States	569,000	38,794,420
General Electric Co.	United States	1,228,500	33,034,365
Honeywell International Inc.	United States	393,800	36,584,020
Lockheed Martin Corp.	United States	254,900	41,839,286
Republic Services Inc.	United States	1,216,500	42,686,985
United Parcel Service Inc., B	United States	306,600	30,200,100
			285,006,315
Information Technology 10.6%
CA Inc.	United States	1,144,700	34,501,258
Cisco Systems Inc.	United States	1,665,333	38,485,846
Intel Corp.	United States	1,200,000	32,028,000
Maxim Integrated Products Inc.	United States	1,226,000	39,771,440
Microsoft Corp.	United States	1,034,100	41,777,640
Paychex Inc.	United States	629,100	26,302,671
			212,866,855
Materials 7.8%
BHP Billiton PLC	United Kingdom	842,500	27,296,038
The Dow Chemical Co.	United States	814,400	40,638,560
E. I. du Pont de Nemours and Co.	United States	532,100	35,820,972
Freeport-McMoRan Copper & Gold Inc., B	United States	633,906	21,787,349
Potash Corp. of Saskatchewan Inc.	Canada	858,600	31,046,976
			156,589,895
Telecommunication Services 2.4%
AT&T Inc.	United States	634,410	22,648,437
Verizon Communications Inc.	United States	206,771	9,662,409
Vodafone Group PLC, ADR	United Kingdom	428,836	16,278,614
			48,589,460
Utilities 5.9%
Dominion Resources Inc.	United States	391,100	28,370,394
Duke Energy Corp.	United States	419,690	31,262,708
PG&E Corp.	United States	809,900	36,915,242
Xcel Energy Inc.	United States	673,500	21,464,445
			118,012,789
Total Common Stocks (Cost $1,425,548,574)			1,851,225,691
Convertible Preferred Stocks 6.0%
Energy 1.0%
[b] Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	16,000	18,980,000
Financials 1.5%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	18,000	20,488,500
MetLife Inc., 5.00%, cvt. pfd.	United States	310,000	9,439,500
			29,928,000

Semiannual Report | 75

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Equity Income Fund	Country	Shares	Value
Convertible Preferred Stocks (Continued)
Industrials 2.0%
Genesee & Wyoming Inc., 5.00%, cvt. pfd.	United States	68,800	$8,958,792
Stanley Black & Decker Inc., 6.25%, cvt., pfd.	United States	279,000	31,200,570
			40,159,362
Utilities 1.5%
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	370,000	20,993,800
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	154,000	9,839,060
			30,832,860
Total Convertible Preferred Stocks (Cost $97,647,313)			119,900,222
Total Investments before Short Term Investments
(Cost $1,523,195,887)			1,971,125,913
Short Term Investments (Cost $28,170,895) 1.4%
Money Market Funds 1.4%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	28,170,895	28,170,895
Total Investments (Cost $1,551,366,782) 99.9%			1,999,296,808
Other Assets, less Liabilities 0.1%			2,441,846
Net Assets 100.0%			$2,001,738,654

See Abbreviations on page 128.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
cSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

76 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust
Financial Highlights

Franklin Limited Maturity U.S. Government Securities Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.04	$10.30	$10.43	$10.55	$10.48	$10.05
Income from investment operations[a]:
Net investment income	0.022 [b]	0.092	0.090 [b]	0.140 [b]	0.170 [b]	0.280 [b]
Net realized and unrealized gains (losses)	—[c]	(0.122)	0.010	(0.020)	0.160	0.500
Total from investment operations	0.022	(0.030)	0.100	0.120	0.330	0.780
Less distributions from net investment income	(0.092)	(0.230)	(0.230)	(0.240)	(0.260)	(0.350)
Net asset value, end of period	$9.97	$10.04	$10.30	$10.43	$10.55	$10.48

Total return[d]	0.32%	(0.29)%	0.98%	1.11%	3.21%	7.79%

Ratios to average net assets[e]
Expenses	0.91%[f]	0.79%[g]	0.77%	0.77%	0.79%	0.82%[g]
Net investment income	0.43%	0.45%	0.89%	1.33%	1.64%	2.72%

Supplemental data
Net assets, end of period (000’s)	$425,700	$460,029	$410,810	$405,506	$406,504	$357,691
Portfolio turnover rate	11.56%	92.56%	44.63%	97.24%	56.80%	54.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payment by affiliate rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 77

Franklin Investors Securities Trust
Financial Highlights (continued)

Franklin Limited Maturity U.S. Government Securities Fund
	Six Months Ended	Period Ended
	April 30, 2014	October 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.03	$10.17
Income from investment operations[b]:
Net investment income	0.020 [c]	0.034
Net realized and unrealized gains (losses)	0.044	(0.056)
Total from investment operations	0.064	(0.022)
Less distributions from net investment income	(0.104)	(0.118)
Net asset value, end of period	$9.99	$10.03

Total return[d]	0.64%	(0.22)%

Ratios to average net assets[e]
Expenses	0.54%[f]	0.54%[g]
Net investment income	0.80%	0.70%

Supplemental data
Net assets, end of period (000’s)	$5	$80,334
Portfolio turnover rate	11.56%	92.56%

aFor the period May 1, 2013 (effective date) to October 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payment by affiliate rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

78 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust
Financial Highlights (continued)

Franklin Limited Maturity U.S. Government Securities Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.03	$10.29	$10.42	$10.54	$10.47	$10.04
Income from investment operations[a]:
Net investment income (loss)	0.026 [b]	(0.112)	0.100 [b]	0.150 [b]	0.180 [b]	0.290 [b]
Net realized and unrealized gains (losses)	0.001	0.092	0.010	(0.020)	0.160	0.500
Total from investment operations	0.027	(0.020)	0.110	0.130	0.340	0.790
Less distributions from net investment income	(0.097)	(0.240)	(0.240)	(0.250)	(0.270)	(0.360)
Net asset value, end of period	$9.96	$10.03	$10.29	$10.42	$10.54	$10.47

Total return[c]	0.37%	(0.19)%	1.08%	1.21%	3.32%	7.90%

Ratios to average net assets[d]
Expenses	0.81%[e]	0.68%[f]	0.67%	0.67%	0.69%	0.72%[f]
Net investment income	0.53%	0.56%	0.99%	1.43%	1.74%	2.82%

Supplemental data
Net assets, end of period (000’s)	$55,876	$73,742	$138,460	$120,826	$90,683	$55,156
Portfolio turnover rate	11.56%	92.56%	44.63%	97.24%	56.80%	54.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 79

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Limited Maturity U.S. Government Securities Fund	Principal Amount	Value
U.S. Government and Agency Securities 29.3%
AID-Egypt, U.S. Government Guaranteed, 4.45%, 9/15/15	$10,000,000	$10,563,170
U.S. Treasury Note,
1.25%, 10/31/15	6,000,000	6,092,346
1.375%, 11/30/15	30,000,000	30,537,900
1.50%, 7/31/16	18,000,000	18,393,750
2.00%, 1/31/16	8,000,000	8,237,184
2.625%, 2/29/16	6,000,000	6,251,130
3.25%, 5/31/16	6,000,000	6,349,920
3.875%, 5/15/18	12,000,000	13,208,904
4.125%, 5/15/15	15,000,000	15,624,900
4.25%, 8/15/15	8,000,000	8,422,496
[a]Index Linked, 0.50%, 4/15/15	9,749,195	9,935,804
[a]Index Linked, 2.00%, 1/15/16	7,096,591	7,528,759
Total U.S. Government and Agency Securities (Cost $140,758,017)		141,146,263
Asset-Backed Securities and Commercial Mortgage-Backed Securities 10.5%
FHLMC MF Structured Pass Through Certificates,
K004,A1, 3.413%, 5/25/19	1,949,722	2,063,974
K008,A1, 2.746%, 12/25/19	5,049,996	5,246,330
K010,A1, 3.32%, 7/25/20	4,025,034	4,248,047
K013,A1, 2.902%, 8/25/20	7,656,613	7,980,744
K014,A1, 2.788%, 10/25/20	9,384,678	9,758,128
K019,A1, 1.459%, 9/25/21	4,072,397	4,041,310
K702,A1, 2.084%, 12/25/17	6,013,403	6,151,393
K702,A1, 3.342%, 12/25/19	8,231,248	8,663,862
K703,A1, 1.873%, 1/25/18	2,104,287	2,145,093
GNMA, 2010-124, A, 3.848%, 10/16/32	329,820	330,471

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $49,937,026)		50,629,352
Mortgage-Backed Securities 54.8%
[b] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 11.7%
FHLMC, 1.823% - 2.177%, 2/01/18 - 4/01/42	4,414,485	4,655,683
FHLMC, 2.211% - 2.348%, 4/01/21 - 3/01/39	4,573,059	4,813,813
FHLMC, 2.348% - 2.356%, 10/01/18 - 8/01/36	3,298,834	3,505,684
FHLMC, 2.357% - 2.375%, 5/01/23 - 12/01/37	4,131,655	4,407,237
FHLMC, 2.375% - 2.404%, 11/01/25 - 7/01/38	4,509,200	4,769,360
FHLMC, 2.406% - 2.421%, 1/01/33 - 5/01/42	4,532,569	4,790,560
FHLMC, 2.422% - 2.50%, 8/01/23 - 7/01/41	4,314,907	4,587,053
FHLMC, 2.502% - 2.543%, 9/01/24 - 6/01/41	3,385,305	3,567,941
FHLMC, 2.545% - 2.585%, 7/01/26 - 4/01/38	4,402,519	4,672,716
FHLMC, 2.593% - 2.621%, 6/01/24 - 7/01/38	4,263,141	4,552,781
FHLMC, 2.629% - 2.672%, 11/01/35 - 5/01/41	1,790,289	1,907,331
FHLMC, 2.673% - 2.756%, 2/01/32 - 7/01/41	4,246,743	4,519,827
FHLMC, 2.776% - 5.874%, 11/01/19 - 1/01/41	4,516,068	4,790,611
FHLMC, 5.894% - 6.288%, 7/01/36 - 10/01/37	674,666	715,181
		56,255,778

80 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Limited Maturity U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.5%
FHLMC Gold 15 Year, 3.50%, 11/01/20	$1,925,879	$2,032,154
FHLMC Gold 15 Year, 3.50%, 11/01/20 - 1/01/21	4,385,980	4,628,110
FHLMC Gold 15 Year, 3.50%, 1/01/21	1,685,137	1,778,303
FHLMC Gold 15 Year, 3.50%, 3/01/26	4,743,098	4,996,177
FHLMC Gold 15 Year, 4.00%, 7/01/20	5,070,854	5,389,610
FHLMC Gold 15 Year, 4.00%, 10/01/20	6,401,194	6,792,063
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23	1,284,434	1,399,004
FHLMC Gold 15 Year, 6.00%, 10/01/21 - 10/01/23	3,462,732	3,763,754
FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31	506,637	589,562
FHLMC Gold 30 Year, 9.50%, 3/01/21	5,115	5,171
		31,373,908
[b] Federal National Mortgage Association (FNMA) Adjustable Rate 27.2%
FNMA, 1.193% - 1.70%, 6/01/21 - 11/01/44	4,371,537	4,529,139
FNMA, 1.74% - 1.793%, 11/01/32 - 4/01/35	2,726,629	2,865,453
FNMA, 1.793% - 1.84%, 3/01/33 - 12/01/35	3,792,035	3,942,888
FNMA, 1.848%, 1/01/35	5,161,948	5,508,472
FNMA, 1.861% - 1.925%, 6/01/18 - 3/01/43	3,564,945	3,759,208
FNMA, 1.925% - 1.972%, 1/01/18 - 11/01/40	4,511,234	4,784,087
FNMA, 1.975% - 2.034%, 11/01/18 - 1/01/36	4,416,013	4,666,359
FNMA, 2.035% - 2.10%, 5/01/19 - 4/01/37	1,862,653	1,964,632
FNMA, 2.102%, 2/01/36	6,839,457	7,227,330
FNMA, 2.104% - 2.154%, 7/01/19 - 3/01/38	4,123,104	4,351,902
FNMA, 2.157% - 2.182%, 11/01/22 - 5/01/38	4,443,531	4,718,688
FNMA, 2.185% - 2.24%, 7/01/20 - 2/01/36	4,163,648	4,430,204
FNMA, 2.24% - 2.279%, 11/01/17 - 2/01/38	4,308,727	4,576,924
FNMA, 2.283% - 2.326%, 10/01/18 - 11/01/42	4,153,741	4,397,201
FNMA, 2.326% - 2.337%, 4/01/27 - 10/01/37	1,846,373	1,956,831
FNMA, 2.337% - 2.342%, 12/01/32 - 3/01/38	4,472,052	4,745,564
FNMA, 2.343% - 2.383%, 4/01/22 - 9/01/40	4,535,932	4,802,370
FNMA, 2.385% - 2.393%, 4/01/33 - 8/01/41	1,665,497	1,744,509
FNMA, 2.394%, 10/01/36	4,850,526	5,142,863
FNMA, 2.395% - 2.42%, 5/01/29 - 7/01/42	3,876,878	4,124,048
FNMA, 2.42% - 2.425%, 3/01/32 - 4/01/36	3,412,100	3,664,864
FNMA, 2.431% - 2.453%, 3/01/25 - 5/01/48	3,737,597	3,960,238
FNMA, 2.455% - 2.528%, 11/01/27 - 4/01/44	4,491,787	4,764,969
FNMA, 2.532%, 4/01/36	4,960,073	5,265,781
FNMA, 2.536% - 2.54%, 10/01/32 - 7/01/35	1,832,599	1,964,937
FNMA, 2.546%, 6/01/35	9,674,815	10,371,151
FNMA, 2.552% - 2.56%, 8/01/33 - 12/01/36	3,124,631	3,336,754
FNMA, 2.568% - 3.22%, 10/01/17 - 5/01/48	4,505,791	4,804,574
FNMA, 3.25% - 4.03%, 9/01/17 - 3/01/50	3,084,844	3,256,092
FNMA, 4.091% - 5.541%, 9/01/18 - 9/01/38	4,408,836	4,712,515
FNMA, 5.755% - 6.189%, 5/01/21 - 12/01/37	553,294	580,009
		130,920,556

Semiannual Report | 81

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Limited Maturity U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate 9.2%
FNMA 15 Year, 3.50%, 10/01/25	$7,670,378	$8,095,322
FNMA 15 Year, 3.50%, 1/01/26	4,893,722	5,165,134
FNMA 15 Year, 3.50%, 2/01/26	2,567,428	2,709,802
FNMA 15 Year, 4.00%, 8/01/25	3,031,446	3,230,413
FNMA 15 Year, 4.00%, 11/01/25 - 2/01/26	3,800,365	4,049,182
FNMA 15 Year, 4.50%, 5/01/16	9,320,103	9,834,455
FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19	130,084	138,360
FNMA 15 Year, 5.00%, 2/01/18 - 6/01/23	1,314,634	1,421,333
FNMA 15 Year, 5.50%, 8/01/15 - 1/01/25	2,697,993	2,936,670
FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17	295,142	305,536
FNMA 15 Year, 6.50%, 10/01/16	6,795	6,826
FNMA 15 Year, 7.00%, 7/01/14	23	24
FNMA 15 Year, 7.50%, 1/01/15	2,277	2,309
FNMA 30 Year, 5.00%, 3/01/38	1,176,051	1,288,965
FNMA 30 Year, 6.00%, 9/01/39	4,158,346	4,673,241
FNMA 30 Year, 6.50%, 8/01/38	188,533	212,448
FNMA 30 Year, 9.00%, 1/01/17	30,486	32,268
FNMA 30 Year, 9.50%, 11/01/16 - 6/01/22	35,715	37,132
		44,139,420
[b] Government National Mortgage Association (GNMA) Adjustable Rate 0.0%†
GNMA, 1.625%, 10/20/35	56,754	59,096
Government National Mortgage Association (GNMA) Fixed Rate 0.2%
GNMA I SF 15 Year, 6.50%, 6/15/14 - 7/15/14	2,313	2,320
GNMA I SF 15 Year, 7.50%, 10/15/14	2,137	2,155
GNMA I SF 30 Year, 5.00%, 3/15/39	228,222	251,200
GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33	222,561	247,776
GNMA I SF 30 Year, 6.00%, 3/15/33	80,305	91,011
GNMA I SF 30 Year, 8.00%, 11/15/16	8,288	8,338
GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17	84,299	86,414
GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31	218,603	264,562
GNMA II SF 30 Year, 9.00%, 8/20/16	18,088	18,206
GNMA II SF 30 Year, 9.50%, 6/20/16	6,342	6,384
		978,366
Total Mortgage-Backed Securities (Cost $260,481,656)		263,727,124
Total Investments before Short Term Investments (Cost $451,176,699)		455,502,739

	Shares
Short Term Investments 5.2%
Money Market Funds (Cost $9,639,412) 2.0%
[c,d]Institutional Fiduciary Trust Money Market Portfolio	9,639,412	9,639,412

82 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Limited Maturity U.S. Government Securities Fund	Principal Amount	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $15,421,239) 3.2%
[e] Joint Repurchase Agreement, 0.038%, 5/01/14 (Maturity Value $15,421,255)	$15,421,239	$15,421,239
BNP Paribas Securities Corp. (Maturity Value $1,815,390)
Credit Suisse Securities (USA) LLC (Maturity Value $1,815,390)
Deutsche Bank Securities Inc. (Maturity Value $6,208,135)
HSBC Securities (USA) Inc. (Maturity Value $3,812,288)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,770,052)
Collateralized by U.S. Government Agency Securities, 0.00% - 6.25%, 6/11/14 - 7/15/32;
U.S. Government Agency Securities, Strips, 6/01/17; [f]U.S. Treasury Bills, 5/22/14 - 4/02/15;
U.S. Treasury Bonds, 7.25% - 10.625%, 8/15/15 - 11/15/18; U.S. Treasury Notes,
0.25% - 4.875%, 1/31/15 - 3/31/19; and U.S. Treasury Notes, Index Linked,
0.125% - 2.625%, 7/15/14 - 1/15/19 (valued at $15,732,108)
Total Investments (Cost $476,237,350) 99.8%		480,563,390
Other Assets, less Liabilities 0.2%		1,017,142
Net Assets 100.0%		$481,580,532

See Abbreviations on page 128.

†Rounds to less than 0.1% of net assets.
aPrincipal amount of security is adjusted for inflation. See Note 1(j).
bThe coupon rate shown represents the rate at period end.
cNon-income producing.
dSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
eSee Note 1(c) regarding joint repurchase agreement.
fThe security is traded on a discount basis with no stated coupon rate.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 83

Franklin Investors Securities Trust

Financial Highlights

Franklin Real Return Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.82	$10.94	$11.06	$11.14	$10.74	$9.55
Income from investment operations[a]:
Net investment income	0.06 [b]	0.15 [b]	0.17 [b]	0.31 [b]	0.17 [b]	—[c]
Net realized and unrealized gains (losses)	0.12	(0.01)	0.01	0.03	0.47	1.20
Total from investment operations	0.18	0.14	0.18	0.34	0.64	1.20
Less distributions from net investment income
and net foreign currency gains	(0.10)	(0.26)	(0.30)	(0.42)	(0.24)	(0.01)
Net asset value, end of period	$10.90	$10.82	$10.94	$11.06	$11.14	$10.74

Total return[d]	1.64%	1.34%	1.67%	3.03%	6.07%	12.59%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.09%	1.08%	1.06%	1.05%	1.07%	1.09%
Expenses net of waiver and payments by
affiliates	0.90%[f]	0.90%[f]	0.90%	0.90%	0.90%[f]	0.90%[f]
Net investment income	1.05%	1.35%	1.58%	2.76%	1.60%	0.03%

Supplemental data
Net assets, end of period (000’s)	$273,052	$327,285	$411,419	$444,465	$388,239	$342,873
Portfolio turnover rate	23.36%	27.91%	18.64%	37.60%	20.08%	10.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period and may fluctuate between classes due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

84 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Real Return Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class C	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.76	$10.87	$11.00	$11.08	$10.69	$9.57
Income from investment operations[b]:
Net investment income	0.03 [c]	0.10 [c]	0.13 [c]	0.27 [c]	0.13 [c]	0.10
Net realized and unrealized gains (losses)	0.12	0.01	—[d]	0.02	0.47	1.03
Total from investment operations	0.15	0.11	0.13	0.29	0.60	1.13
Less distributions from net investment income
and net foreign currency gains	(0.07)	(0.22)	(0.26)	(0.37)	(0.21)	(0.01)
Net asset value, end of period	$10.84	$10.76	$10.87	$11.00	$11.08	$10.69

Total return[e]	1.45%	1.03%	1.22%	2.65%	5.68%	11.86%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates	1.49%	1.48%	1.46%	1.45%	1.47%	1.49%
Expenses net of waiver and payments by
affiliates	1.30%[g]	1.30%[g]	1.30%	1.30%	1.30%[g]	1.30%[g]
Net investment income (loss)	0.65%	0.95%	1.18%	2.36%	1.20%	(0.37)%[h]

Supplemental data
Net assets, end of period (000’s)	$73,716	$83,666	$104,682	$115,126	$62,256	$24,151
Portfolio turnover rate	23.36%	27.91%	18.64%	37.60%	20.08%	10.73%

aFor the period November 3, 2008 (effective date) to October 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period and may fluctuate between classes due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.
hRatio is calculated based on the Fund level net investment income, as reflected on the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating market value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 85

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Real Return Fund
	Six Months Ended	Period Ended
	April 30, 2014	October 31,
Class R6	(unaudited)	2013[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.85	$11.01
Income from investment operations[b]:
Net investment income[c]	0.10	0.09
Net realized and unrealized gains (losses)	0.10	(0.10)
Total from investment operations	0.20	(0.01)
Less distributions from net investment income	(0.11)	(0.15)
Net asset value, end of period	$10.94	$10.85

Total return[d]	1.89%	(0.06)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.70%	2.43%
Expenses net of waiver and payments by affiliates[f]	0.52%	0.52%
Net investment income	1.43%	1.73%

Supplemental data
Net assets, end of period (000’s)	$1,931	$5
Portfolio turnover rate	23.36%	27.91%

aFor the period May 1, 2013 (effective date) to October 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period and may fluctuate between classes due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

86 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Real Return Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.85	$10.97	$11.08	$11.16	$10.78	$9.57
Income from investment operations[a]:
Net investment income	0.08 [b]	0.18 [b]	0.20 [b]	0.35 [b]	0.21 [b]	0.05
Net realized and unrealized gains (losses)	0.11	(0.01)	0.01	0.01	0.46	1.17
Total from investment operations	0.19	0.17	0.21	0.36	0.67	1.22
Less distributions from net investment income
and net foreign currency gains	(0.11)	(0.29)	(0.32)	(0.44)	(0.29)	(0.01)
Net asset value, end of period	$10.93	$10.85	$10.97	$11.08	$11.16	$10.78

Total return[c]	1.74%	1.60%	1.99%	3.27%	6.35%	12.80%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.84%	0.83%	0.81%	0.80%	0.82%	0.84%
Expenses net of waiver and payments by
affiliates	0.65%[e]	0.65%[e]	0.65%	0.65%	0.65%[e]	0.65%[e]
Net investment income	1.30%	1.60%	1.83%	3.01%	1.85%	0.28%

Supplemental data
Net assets, end of period (000’s)	$54,097	$28,042	$35,362	$45,575	$28,784	$24,256
Portfolio turnover rate	23.36%	27.91%	18.64%	37.60%	20.08%	10.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period and may fluctuate between classes due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 87

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Real Return Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 15.7%
Diversified Financials 7.7%
SPDR Dow Jones REIT ETF	United States	383,000	$30,996,190
Energy 5.2%
Anadarko Petroleum Corp.	United States	29,700	2,940,894
Chevron Corp.	United States	17,500	2,196,600
Devon Energy Corp.	United States	15,000	1,050,000
Exxon Mobil Corp.	United States	26,077	2,670,546
Halliburton Co.	United States	27,400	1,728,118
Marathon Oil Corp.	United States	33,200	1,200,180
National Oilwell Varco Inc.	United States	14,700	1,154,391
Noble Energy Inc.	United States	15,900	1,141,302
Occidental Petroleum Corp.	United States	12,500	1,196,875
Peabody Energy Corp.	United States	43,200	821,232
Schlumberger Ltd.	United States	19,350	1,964,992
[a] Southwestern Energy Co.	United States	24,900	1,192,212
[a] Weatherford International Ltd.	United States	70,700	1,484,700
			20,742,042
Materials 2.8%
BHP Billiton Ltd., ADR	Australia	19,100	1,347,314
The Dow Chemical Co.	United States	38,100	1,901,190
Freeport-McMoRan Copper & Gold Inc., B	United States	74,346	2,555,272
Goldcorp Inc.	Canada	112,400	2,778,528
Nucor Corp.	United States	22,100	1,143,675
Potash Corp. of Saskatchewan Inc.	Canada	46,300	1,674,208
			11,400,187

Total Common Stocks and Other Equity Interests
(Cost $46,285,004)			63,138,419

		Principal Amount*
Corporate Bonds 6.2%
Banks 0.3%
[b] CIT Group Inc., secured note, 144A, 5.50%, 2/15/19	United States	1,200,000	1,296,750
Consumer Services 0.3%
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	300,000	318,750
8.625%, 2/01/19	United States	500,000	599,375
7.75%, 3/15/22	United States	200,000	233,100
			1,151,225
Diversified Financials 0.3%
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,200,000	1,426,500
Energy 1.9%
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	1,000,000	1,128,750
6.125%, 2/15/21	United States	200,000	220,000

88 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Real Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
CONSOL Energy Inc., senior note,
8.00%, 4/01/17	United States	400,000	$416,920
8.25%, 4/01/20	United States	100,000	109,375
6.375%, 3/01/21	United States	400,000	423,500
[b] 144A, 5.875%, 4/15/22	United States	300,000	309,750
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	1,000,000	1,157,500
[b] Linn Energy LLC/Finance Corp., senior note, 144A, 6.25%,
11/01/19	United States	1,000,000	1,038,750
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	1,000,000	1,020,000
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	1,000,000	1,037,500
[b] Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	900,000	954,000
			7,816,045
Food, Beverage & Tobacco 0.2%
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	686,000	716,012
Health Care Equipment & Services 0.3%
HCA Inc., senior secured note, 5.875%, 3/15/22	United States	1,200,000	1,290,000
Materials 1.1%
ArcelorMittal, senior note, 6.75%, 2/25/22	Luxembourg	1,200,000	1,329,138
[b] FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	800,000	846,000
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	200,000	213,750
8.75%, 12/15/20	Canada	600,000	672,000
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	United States	1,200,000	1,255,500
			4,316,388
Media 0.3%
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	1,000,000	1,118,750
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
[b] Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%,
7/15/21	United States	1,000,000	1,120,000
Software & Services 0.3%
[b] First Data Corp., senior secured note, 144A, 7.375%, 6/15/19	United States	1,000,000	1,075,000
Telecommunication Services 0.9%
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	600,000	625,500
senior note, 7.875%, 1/15/27	United States	400,000	404,500
Intelsat Jackson Holdings SA, senior note, 7.25%, 10/15/20	Luxembourg	1,000,000	1,082,500
[b] Sprint Nextel Corp., senior note, 144A, 7.00%, 3/01/20	United States	1,200,000	1,390,500
			3,503,000

Total Corporate Bonds (Cost $23,039,138)			24,829,670

[c,d]Senior Floating Rate Interests 4.3%
Automobiles & Components 0.0%†
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 6.50%,
7/29/17	United States	56,110	56,157

Semiannual Report | 89

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Real Return Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Capital Goods 0.3%
[e] Doncasters U.S. Finance LLC, Term B Loans, 5.75%, 4/09/20	United States	49,847	$50,055
Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	281,679	281,890
[e] Signode Industrial Group U.S. Inc., Term Loan B, 5.25%, 5/01/21	United States	216,700	216,192
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	411,872	410,424
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	292,217	292,215
			1,250,776
Commercial & Professional Services 0.1%
Interactive Data Corp.,
Term B Loan, 3.75%, 2/11/18	United States	527,820	527,710
Term Loan, 6.00%, 5/05/21	United States	74,916	74,975
			602,685
Consumer Services 0.1%
[e] ClubCorp Club Operations Inc., Term B Loans, 5.25%, 7/24/20	United States	102,400	102,272
Diamond Resorts Corp., First Lien Term Loan, 6.75%, 5/09/21	United States	63,500	63,619
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/25/20	United States	880	878
La Quinta Intermediate Holdings LLC, Initial Term Loans, 4.00%,
4/14/21	United States	240,200	239,600
			406,369
Diversified Financials 0.2%
Asurion LLC, Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19	United States	45,087	45,162
Guggenheim Partners Investment Management Holdings LLC, Initial
Term Loan, 4.25%, 7/22/20	United States	477,600	479,630
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	387,200	386,171
			910,963
Energy 0.1%
McJunkin Red Man Corp., 2013 Term Loan, 4.75%, 11/11/19	United States	145,858	147,088
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	203,170	203,488
			350,576
Food, Beverage & Tobacco 0.0%†
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%,
2/24/20	United States	201,685	200,324
Health Care Equipment & Services 0.6%
Community Health Systems Inc.,
2017 Term E Loan, 3.447% - 3.483%, 1/25/17	United States	123,183	123,435
2021 Term D Loan, 4.25%, 1/27/21	United States	388,970	390,670
DaVita HealthCare Partners Inc., Tranche B Term Loan, 4.50%,
10/20/16	United States	426,175	427,665
[e] Dialysis Newco Inc., First Lien Term Loan, 6.00%, 4/21/21	United States	86,100	86,208
[e] Millennium Laboratories LLC, Tranche B Term Loan, 6.50%,
4/16/21	United States	713,200	710,298
[e] Truven Health Analytics Inc., New Tranche B Term Loan, 5.50%,
6/06/19	United States	183,511	182,479
[e] U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	475,713	476,308
			2,397,063

90 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Real Return Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Household & Personal Products 0.3%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%,
4/19/19	United States	663,465	$672,588
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	501,413	501,622
			1,174,210
Insurance 0.0%†
[e] HUB International Ltd., Initial Term Loan, 5.50%, 10/02/20	United States	81,300	81,269
Materials 0.9%
American Rock Salt Co. LLC, Initial Loan, 6.00%, 4/25/17	United States	449,129	450,111
Arysta Lifescience SPC LLC, Initial Term Loan, 4.50%, 5/29/20	United States	820,560	820,554
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified
Refinancing Term B Loan, 4.00%, 2/01/20	United States	305,729	305,326
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	104,792	105,971
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%,
6/30/19	United States	292,623	292,828
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%,
6/07/20	United States	418,984	418,146
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	91,432	92,460
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%,
7/19/19	United States	240,625	241,377
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	246,555	247,036
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	515,028	515,592
			3,489,401
Media 0.3%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	80,663	80,663
[e] William Morris Endeavor Entertainment LLC, Term Loans First Lien,
6.50%, 3/21/21	United States	955,800	955,322
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	105,727	105,396
			1,141,381
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International Inc., Series E-1 Tranche B Term
Loan, 3.75%, 8/05/20	Canada	332,861	333,161
Retailing 0.7%
BJ’s Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%,
9/26/19	United States	390,369	390,478
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	451,455	452,960
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	359,788	361,495
[e] The Men’s Wearhouse Inc., Term Loan B, 5.75%, 4/15/21	United States	286,900	286,506
The Neiman Marcus Group Ltd. Inc., Other Term Loan, 4.25%,
10/25/20	United States	166,700	166,561
[e] Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	804,065	811,457
Sungard Availability Services Capital Inc., Tranche B Term Loan,
6.00%, 3/31/19	United States	393,881	391,912
			2,861,369
Software & Services 0.3%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%,
9/10/20	United States	427,175	427,042
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	674,751	660,412
			1,087,454

		Semiannual Report | 91

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Real Return Fund	Country	Principal Amount*		Value
[c,d]Senior Floating Rate Interests (continued)
Technology Hardware & Equipment 0.2%
Alcatel-Lucent USA Inc., US Term Loan C (TLC), 4.50%, 1/30/19	France	417,538		$418,277
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	250,069		249,479
[e] Presidio Inc., Term Loan, 6.25%, 3/31/17	United States	136,200		137,051
				804,807
Telecommunication Services 0.0%†
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%,
6/30/19	Luxembourg	161,068		161,236
Transportation 0.1%
Global Tip Finance BV/Finance America LLC, Facility C Commitment,
6.50%, 10/16/20	United States	271,786		268,389

Total Senior Floating Rate Interests (Cost $17,527,372)				17,577,590

Foreign Government and Agency Securities 17.6%
Government of Hungary, senior note,
6.375%, 3/29/21	Hungary	620,000		691,687
[f] Reg S, 3.50%, 7/18/16	Hungary	60,000	EUR	86,145
[f] Reg S, 4.375%, 7/04/17	Hungary	150,000	EUR	220,024
[f] Reg S, 5.75%, 6/11/18	Hungary	435,000	EUR	669,810
[f] Reg S, 3.875%, 2/24/20	Hungary	180,000	EUR	258,785
Government of Ireland, senior bond, 4.40%, 6/18/19	Ireland	1,200,000	EUR	1,916,500
Government of Malaysia,
3.434%, 8/15/14	Malaysia	2,305,000	MYR	707,503
3.741%, 2/27/15	Malaysia	14,275,000	MYR	4,401,732
3.835%, 8/12/15	Malaysia	3,560,000	MYR	1,101,008
4.72%, 9/30/15	Malaysia	180,000	MYR	56,370
3.197%, 10/15/15	Malaysia	2,395,000	MYR	734,613
senior bond, 3.814%, 2/15/17	Malaysia	6,100,000	MYR	1,891,795
senior note, 3.172%, 7/15/16	Malaysia	600,000	MYR	183,559
Government of Mexico, 7.00%, 6/19/14	Mexico	853,000[g] MXN		6,550,366
Government of Poland,
6.25%, 10/24/15	Poland	11,600,000	PLN	4,020,750
[d] FRN, 2.72%, 1/25/17	Poland	15,515,000	PLN	5,113,835
[d] FRN, 2.72%, 1/25/21	Poland	15,738,000	PLN	5,106,940
Government of Sweden, 6.75%, 5/05/14	Sweden	33,250,000	SEK	5,113,418
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	407,700,000	KRW	393,971
senior bond, 2.80%, 8/02/15	South Korea	275,650,000	KRW	267,128
senior note, 3.28%, 6/02/14	South Korea	382,370,000	KRW	370,320
senior note, 2.82%, 8/02/14	South Korea	1,574,200,000	KRW	1,524,640
senior note, 2.78%, 10/02/14	South Korea	6,276,800,000	KRW	6,079,857
senior note, 2.84%, 12/02/14	South Korea	2,223,570,000	KRW	2,155,001
senior note, 2.76%, 6/02/15	South Korea	379,500,000	KRW	367,665
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	606,880,000	KRW	589,623
3.25%, 6/10/15	South Korea	101,000,000	KRW	98,363
2.75%, 12/10/15	South Korea	491,700,000	KRW	475,982
3.00%, 12/10/16	South Korea	9,258,500,000	KRW	8,994,735
[h] Mexican Udibonos, Index Linked, 5.00%, 6/16/16	Mexico	470,714[i] MXN		3,901,700

92 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Real Return Fund	Country	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
[h] Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/15	Brazil	2,100[j] BRL		$2,313,064
8/15/16	Brazil	1,343[j] BRL		1,471,811
8/15/18	Brazil	1,270[j] BRL		1,378,548
5/15/45	Brazil	1,680[j] BRL		1,702,585
Total Foreign Government and Agency Securities
(Cost $69,986,576)				70,909,833
U.S. Government and Agency Securities 48.3%
[k] U.S. Treasury Bond, Index Linked, 0.125%, 4/15/17	United States	38,241,545		39,461,986
[k] U.S. Treasury Note, Index Linked,
2.00%, 7/15/14	United States	1,245,391		1,263,196
1.625%, 1/15/15	United States	9,835,375		10,076,647
0.50%, 4/15/15	United States	28,705,963		29,255,424
1.875%, 7/15/15	United States	50,086,016		52,449,474
2.00%, 1/15/16	United States	39,031,248		41,408,173
1.625%, 1/15/18	United States	19,049,424		20,743,033
Total U.S. Government and Agency Securities
(Cost $193,384,989)				194,657,933
Total Investments before Short Term Investments
(Cost $350,223,079)				371,113,445
Short Term Investments 7.7%
Foreign Government and Agency Securities 2.1%
[l] Bank of Negara Monetary Notes, 5/15/14 - 11/06/14	Malaysia	13,508,000MYR		4,110,249
Korea Monetary Stabilization Bond,
senior bond, 2.55%, 5/09/14	South Korea	157,500,000	KRW	152,453
senior note, 2.57%, 6/09/14	South Korea	369,000,000	KRW	357,177
[l] Malaysia Treasury Bill, 5/30/14	Malaysia	300,000	MYR	91,743
[l] Singapore Treasury Bill, 5/16/14	Singapore	4,400,000	SGD	3,509,548
Total Foreign Government and Agency Securities
(Cost $8,235,624)				8,221,170
Total Investments before Repurchase Agreements
(Cost $358,458,703)				379,334,615
Repurchase Agreements (Cost $22,530,250) 5.6%
[m] Joint Repurchase Agreement, 0.038%, 5/01/14
(Maturity Value $22,530,274)	United States	22,530,250		22,530,250
BNP Paribas Securities Corp. (Maturity Value $2,652,264)
Credit Suisse Securities (USA) LLC (Maturity Value $2,652,264)
Deutsche Bank Securities Inc. (Maturity Value $9,070,012)
HSBC Securities (USA) Inc. (Maturity Value $5,569,709)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $2,586,025)
Collateralized by U.S. Government Agency Securities, 0.00% - 6.25%,
6/11/14 - 7/15/32; U.S. Government Agency Securities, Strips,
6/01/17; [l]U.S. Treasury Bills, 5/22/14 - 4/02/15; U.S. Treasury Bonds,
7.25% - 10.625%, 8/15/15 - 11/15/18; U.S. Treasury Notes,
0.25% - 4.875%, 1/31/15 - 3/31/19; and U.S. Treasury Notes, Index
Linked, 0.125% - 2.625%, 7/15/14 - 1/15/19 (valued at $22,984,426)

Semiannual Report | 93

Franklin Investors Securities Trust
Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Real Return Fund	Value
Total Investments (Cost $380,988,953) 99.8%	$401,864,865
Other Assets, less Liabilities 0.2%	930,551
Net Assets 100.0%	$402,795,416

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30,
2014, the aggregate value of these securities was $8,030,750, representing 1.99% of net assets.
cSee Note 1(h) regarding senior floating rate interests.
dThe coupon rate shown represents the rate at period end.
eA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2014, the aggregate value of these securities was
$1,234,764, representing 0.31% of net assets.
gPrincipal amount is stated in 100 Mexican Peso Units.
hRedemption price at maturity is adjusted for inflation. See Note 1(j).
iPrincipal amount is stated in 100 Unidad de Inversion Units.
jPrincipal amount is stated in 1,000 Brazilian Real Units.
kPrincipal amount of security is adjusted for inflation. See Note 1(j).
lThe security is traded on a discount basis with no stated coupon rate.
mSee Note 1(c) regarding joint repurchase agreement.

At April 30, 2014, the fund had the following forward exchange contracts outstanding. See Note 1(e).

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation Depreciation
Euro	DBAB	Buy	1,200,000	$1,648,680	8/01/14	$15,649	$—
Euro	DBAB	Sell	1,200,000	1,594,332	8/01/14	—	(69,997)
Chilean Peso	JPHQ	Buy	1,159,473,700	2,182,333	8/20/14	—	(151,630)
Euro	MSCO	Buy	983,000	1,350,799	11/13/14	12,466	—
Euro	MSCO	Sell	3,683,000	4,949,842	11/13/14	—	(157,897)
Euro	DBAB	Sell	7,044,000	9,693,248	1/09/15	—	(75,711)
Singapore Dollar	DBAB	Buy	3,787,800	3,002,616	1/09/15	19,810	—
Chilean Peso	DBAB	Buy	328,810,000	568,875	2/09/15	—	(1,823)
Euro	DBAB	Sell	1,121,244	1,542,271	2/09/15	—	(12,766)
Unrealized appreciation (depreciation)						47,925	(469,824)
Net unrealized appreciation (depreciation)							$(421,899)

[a]May be comprised of multiple contracts using the same currency and settlement date.

See Abbreviations on page 128.

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Franklin Investors Securities Trust

Financial Statements

Statements of Assets and Liabilities
April 30, 2014 (unaudited)

		Franklin
	Franklin	Convertible	Franklin Equity
	Balanced Fund	Securities Fund	Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,082,238,605	$1,609,575,713	$1,523,195,887
Cost - Sweep Money Fund (Note 3f)	37,349,105	70,609,419	28,170,895
Total cost of investments	$2,119,587,710	$1,680,185,132	$1,551,366,782
Value - Unaffiliated issuers	$2,281,279,011	$1,883,079,716	$1,971,125,913
Value - Sweep Money Fund (Note 3f)	37,349,105	70,609,419	28,170,895
Total value of investments	2,318,628,116	1,953,689,135	1,999,296,808
Cash	—	565	—
Receivables:
Investment securities sold	—	—	1,345,163
Capital shares sold	7,978,617	16,249,408	2,396,262
Dividends and interest	9,684,215	8,556,295	2,864,669
Due from brokers	12,392,000	—	—
Unrealized appreciation on forward exchange contracts	130,024	—	—
Other assets	1,536	1,000	1,122
Total assets	2,348,814,508	1,978,496,403	2,005,904,024
Liabilities:
Payables:
Investment securities purchased	12,895,872	17,324,071	—
Capital shares redeemed	2,636,786	7,381,419	2,363,030
Management fees	1,197,987	744,796	769,238
Distribution fees	790,070	450,758	547,363
Transfer agent fees	324,914	138,700	402,810
Options written, at value (premiums received $718,004, $—, and $—,
respectively)	270,000	—	—
Unrealized depreciation on forward exchange contracts	55,605	—	—
Accrued expenses and other liabilities	29,495	13,895	82,929
Total liabilities	18,200,729	26,053,639	4,165,370
Net assets, at value	$2,330,613,779	$1,952,442,764	$2,001,738,654
Net assets consist of:
Paid-in capital	$2,111,051,246	$1,694,520,731	$1,487,365,048
Undistributed net investment income (distributions in excess of net
investment income)	(4,970,035)	(46,660,021)	14,268,011
Net unrealized appreciation (depreciation)	199,564,988	273,504,003	447,967,511
Accumulated net realized gain (loss)	24,967,580	31,078,051	52,138,084
Net assets, at value	$2,330,613,779	$1,952,442,764	$2,001,738,654

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Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
April 30, 2014 (unaudited)

		Franklin
	Franklin	Convertible	Franklin Equity
	Balanced Fund	Securities Fund	Income Fund
Class A:
Net assets, at value	$1,805,700,289	$933,952,310	$1,735,661,994
Shares outstanding	153,691,040	50,145,855	74,498,995
Net asset value per share[a]	$11.75	$18.62	$23.30
Maximum offering price per share (net asset value per share ÷ 94.25%)	$12.47	$19.76	$24.72
Class C:
Net assets, at value	$439,615,411	$318,314,631	$236,421,396
Shares outstanding	37,706,703	17,308,345	10,203,665
Net asset value and maximum offering price per share[a]	$11.66	$18.39	$23.17
Class R:
Net assets, at value	$3,512,362	—	$6,720,260
Shares outstanding	298,282	—	288,389
Net asset value and maximum offering price per share	$11.78	—	$23.30
Class R6:
Net assets, at value	$5,307	$4,851	$5,831
Shares outstanding	451	260	250
Net asset value and maximum offering price per share[b]	$11.76	$18.64	$23.32
Advisor Class:
Net assets, at value	$81,780,410	$700,170,972	$22,929,173
Shares outstanding	6,949,231	37,574,609	982,991
Net asset value and maximum offering price per share	$11.77	$18.63	$23.33

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.
bNet asset value and maximum offering price may not recalculate due to rounding of net assets and/or shares outstanding.

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Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
April 30, 2014 (unaudited)

	Franklin
	Limited Maturity
	U.S. Government	Franklin Real
	Securities Fund	Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$451,176,699	$358,458,703
Cost - Sweep Money Fund (Note 3f)	9,639,412	—
Cost - Repurchase agreements	15,421,239	22,530,250
Total cost of investments	$476,237,350	$380,988,953
Value - Unaffiliated issuers	$455,502,739	$379,334,615
Value - Sweep Money Fund (Note 3f)	9,639,412	—
Value - Repurchase agreements	15,421,239	22,530,250
Total value of investments	480,563,390	401,864,865
Cash	—	17,737
Foreign currency, at value (cost $— and $100,439, respectively)	—	100,283
Receivables:
Investment securities sold	478,898	2,640,604
Capital shares sold	357,614	410,507
Dividends and interest	1,867,837	2,445,894
Affiliates	—	56,718
Due from brokers	—	120,000
Unrealized appreciation on forward exchange contracts	—	47,925
Other assets	295	242
Total assets	483,268,034	407,704,775
Liabilities:
Payables:
Investment securities purchased	—	3,304,350
Capital shares redeemed	1,056,359	789,257
Management fees	200,739	145,215
Distribution fees	35,183	96,840
Transfer agent fees	123,317	43,475
Distributions to shareholders	268,483	—
Unrealized depreciation on forward exchange contracts	—	469,824
Accrued expenses and other liabilities	3,421	60,398
Total liabilities	1,687,502	4,909,359
Net assets, at value	$481,580,532	$402,795,416
Net assets consist of:
Paid-in capital	$506,014,282	$404,470,445
Distributions in excess of net investment income	(8,528,354)	(6,725,795)
Net unrealized appreciation (depreciation)	4,326,040	20,471,973
Accumulated net realized gain (loss)	(20,231,436)	(15,421,207)
Net assets, at value	$481,580,532	$402,795,416

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Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
April 30, 2014 (unaudited)

	Franklin
	Limited Maturity
	U.S. Government	Franklin Real
	Securities Fund	Return Fund
Class A:
Net assets, at value	$425,699,643	$273,051,505
Shares outstanding	42,684,480	25,043,793
Net asset value per share[a]	$9.97	$10.90
Maximum offering price per share (net asset value per share ÷ 97.75% and 95.75%,
respectively)	$10.20	$11.38
Class C:
Net assets, at value	—	$73,715,620
Shares outstanding	—	6,803,256
Net asset value and maximum offering price per share[a]	—	$10.84
Class R6:
Net assets, at value	$5,377	$1,931,158
Shares outstanding	538	176,588
Net asset value and maximum offering price per share	$9.99	$10.94
Advisor Class:
Net assets, at value	$55,875,512	$54,097,133
Shares outstanding	5,607,361	4,949,279
Net asset value and maximum offering price per share	$9.96	$10.93

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Operations
for the six months ended April 30, 2014 (unaudited)

		Franklin
	Franklin	Convertible	Franklin Equity
	Balanced Fund	Securities Fund	Income Fund
Investment income:
Dividends	$25,756,195	$9,287,891	$42,918,145
Interest	13,134,101	10,061,232	—
Total investment income	38,890,296	19,349,123	42,918,145
Expenses:
Management fees (Note 3a)	6,481,774	4,078,044	4,530,447
Distribution fees: (Note 3c)
Class A	2,311,432	1,128,335	2,093,077
Class C	1,948,906	1,477,652	1,109,932
Class R	8,325	—	15,795
Transfer agent fees: (Note 3e)
Class A	854,292	471,691	1,139,206
Class C	216,102	154,552	150,907
Class R	1,846	—	4,292
Class R6	20	—	34
Advisor Class	40,635	264,451	14,060
Custodian fees (Note 4)	8,923	6,501	12,018
Reports to shareholders	76,470	65,145	128,713
Registration and filing fees	162,527	126,334	60,879
Professional fees	25,763	21,732	27,285
Trustees’ fees and expenses	7,649	7,245	10,233
Other	21,713	19,269	17,617
Total expenses	12,166,377	7,820,951	9,314,495
Expense reductions (Note 4)	(83)	(17)	(41)
Expenses waived/paid by affiliates (Note 3f and 3g)	(37,020)	(31,454)	(15,069)
Net expenses	12,129,274	7,789,480	9,299,385
Net investment income	26,761,022	11,559,643	33,618,760
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	26,508,560	31,334,033	50,508,057
Written options (Note 6)	948,767	—	—
Foreign currency transactions	3,471	—	154,282
Net realized gain (loss)	27,460,798	31,334,033	50,662,339
Net change in unrealized appreciation (depreciation) on:
Investments	69,080,849	51,693,884	45,761,956
Translation of other assets and liabilities denominated in foreign
currencies	(547)	—	21,244
Net change in unrealized appreciation (depreciation)	69,080,302	51,693,884	45,783,200
Net realized and unrealized gain (loss)	96,541,100	83,027,917	96,445,539
Net increase (decrease) in net assets resulting from operations	$123,302,122	$94,587,560	$130,064,299

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Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Operations (continued)
for the six months ended April 30, 2014 (unaudited)

	Franklin
	Limited Maturity
	U.S. Government	Franklin Real
	Securities Fund	Return Fund
Investment income:
Dividends	$—	$813,898
Interest	4,815,267	2,161,122
Paydown gain (loss)	(1,485,670)	—
Inflation principal adjustments	92,426	1,046,156
Total investment income	3,422,023	4,021,176
Expenses:
Management fees (Note 3a)	1,251,227	1,286,532
Distribution fees: (Note 3c)
Class A	219,559	378,124
Class C	—	249,765
Transfer agent fees: (Note 3e)
Class A	593,517	232,116
Class C	—	58,963
Class R6	132	55
Advisor Class	84,862	23,808
Custodian fees (Note 4)	2,298	22,800
Reports to shareholders	26,043	37,244
Registration and filing fees	46,975	42,769
Professional fees	19,963	18,938
Trustees’ fees and expenses	3,486	3,287
Other	24,960	14,365
Total expenses	2,273,022	2,368,766
Expense reductions (Note 4)	—	(216)
Expenses waived/paid by affiliates (Note 3f and 3g)	(3,447)	(404,511)
Net expenses	2,269,575	1,964,039
Net investment income	1,152,448	2,057,137
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	346,182	(5,402,595)
Foreign currency transactions	—	(1,854,170)
Net realized gain (loss)	346,182	(7,256,765)
Net change in unrealized appreciation (depreciation) on:
Investments	(111,137)	12,463,209
Translation of other assets and liabilities denominated in foreign currencies	—	(1,034,807)
Net change in unrealized appreciation (depreciation)	(111,137)	11,428,402
Net realized and unrealized gain (loss)	235,045	4,171,637
Net increase (decrease) in net assets resulting from operations	$1,387,493	$6,228,774

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Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Changes in Net Assets

			Franklin Convertible
	Franklin Balanced Fund		Securities Fund
	Six Months Ended		Six Months Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(unaudited)	October 31, 2013	(unaudited)	October 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$26,761,022	$30,588,789	$11,559,643	$25,374,035
Net realized gain (loss) from investments, written
options and foreign currency transactions	27,460,798	34,637,971	31,334,033	29,669,190
Net change in unrealized appreciation
(depreciation) on investments and translation
of other assets and liabilities denominated in
foreign currencies	69,080,302	88,446,229	51,693,884	184,240,411
Net increase (decrease) in net assets
resulting from operations	123,302,122	153,672,989	94,587,560	239,283,636
Distributions to shareholders from:
Net investment income:
Class A	(24,378,516)	(31,627,258)	(9,267,418)	(19,664,656)
Class C	(4,845,960)	(6,826,129)	(2,033,697)	(5,072,710)
Class R	(49,317)	(84,629)	—	—
Class R6	(93)	(92)	(15)	—
Advisor Class	(1,271,360)	(2,004,586)	(5,492,243)	(7,730,041)
Net realized gains:
Class A	(21,130,494)	(9,205,486)	(3,610,981)	—
Class C	(5,535,467)	(2,644,332)	(1,182,145)	—
Class R	(49,346)	(33,876)	—	—
Class R6	(77)	—	—	—
Advisor Class	(1,029,638)	(646,925)	(1,752,124)	—
Total distributions to shareholders	(58,290,268)	(53,073,313)	(23,338,623)	(32,467,407)
Capital share transactions: (Note 2)
Class A	400,582,749	651,592,294	49,268,323	119,798,228
Class C	73,085,353	146,263,810	32,629,903	20,827,459
Class R	162,120	673,732	—	—
Class R6	—	5,000	5,000	—
Advisor Class	11,243,076	49,958,689	294,132,131	146,517,178
Total capital share transactions	485,073,298	848,493,525	376,035,357	287,142,865
Net increase (decrease) in net assets	550,085,152	949,093,201	447,284,294	493,959,094
Net assets:
Beginning of period	1,780,528,627	831,435,426	1,505,158,470	1,011,199,376
End of period	$2,330,613,779	$1,780,528,627	$1,952,442,764	$1,505,158,470
Distributions in excess of net investment income
included in net assets:
End of period	$(4,970,035)	$(1,185,811)	$(46,660,021)	$(41,426,291)

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Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

			Franklin Limited Maturity
	Franklin Equity Income Fund		U.S. Government Securities Fund
	Six Months Ended		Six Months Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(unaudited)	October 31, 2013	(unaudited)	October 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$33,618,760	$34,516,211	$1,152,448	$2,692,814
Net realized gain (loss) from investments
and foreign currency transactions	50,662,339	118,457,716	346,182	202,491
Net change in unrealized appreciation
(depreciation) on investments and translation
of other assets and liabilities denominated in
foreign currencies	45,783,200	225,524,693	(111,137)	(4,313,943)
Net increase (decrease) in net assets
resulting from operations	130,064,299	378,498,620	1,387,493	(1,418,638)
Distributions to shareholders from:
Net investment income:
Class A	(20,295,328)	(34,825,572)	(4,059,342)	(8,656,320)
Class B	—	(5,632)	—	—
Class C	(1,865,555)	(2,752,030)	—	—
Class R	(68,242)	(111,174)	—	—
Class R6	(78)	(66)	(92,236)	(924,762)
Advisor Class	(274,597)	(316,984)	(615,204)	(2,934,137)
Net realized gains:
Class A	(8,968,025)	—	—	—
Class C	(1,168,619)	—	—	—
Class R	(32,534)	—	—	—
Class R6	(30)	—	—	—
Advisor Class	(108,872)	—	—	—
Total distributions to shareholders	(32,781,880)	(38,011,458)	(4,766,782)	(12,515,219)
Capital share transactions: (Note 2)
Class A	13,874,639	29,106,749	(31,371,575)	58,906,444
Class B	—	(1,232,223)	—	—
Class C	16,857,154	38,897,785	—	—
Class R	544,988	(169,938)	—	—
Class R6	—	5,000	(80,342,508)	81,392,999
Advisor Class	4,382,721	4,503,835	(17,431,371)	(61,529,826)
Total capital share transactions	35,659,502	71,111,208	(129,145,454)	78,769,617
Net increase (decrease) in net assets	132,941,921	411,598,370	(132,524,743)	64,835,760
Net assets:
Beginning of period	1,868,796,733	1,457,198,363	614,105,275	549,269,515
End of period	$2,001,738,654	$1,868,796,733	$481,580,532	$614,105,275
Undistributed net investment income (distributions
in excess of net investment income) included
in net assets:
End of period	$14,268,011	$3,153,051	$(8,528,354)	$(4,914,020)

102 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Real Return Fund
	Six Months Ended
	April 30, 2014	Year Ended
	(unaudited)	October 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$2,057,137	$6,459,975
Net realized gain (loss) from investments and foreign currency transactions	(7,256,765)	2,550,882
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	11,428,402	(2,784,706)
Net increase (decrease) in net assets resulting from operations	6,228,774	6,226,151
Distributions to shareholders from:
Net investment income:
Class A	(2,756,669)	(9,207,617)
Class C	(549,057)	(1,995,653)
Class R6	(4,088)	(69)
Advisor Class	(283,615)	(819,980)
Total distributions to shareholders	(3,593,429)	(12,023,319)
Capital share transactions: (Note 2)
Class A	(55,958,909)	(79,849,877)
Class C	(10,397,110)	(19,847,338)
Class R6	1,886,821	5,000
Advisor Class	25,631,227	(6,975,655)
Total capital share transactions	(38,837,971)	(106,667,870)
Net increase (decrease) in net assets	(36,202,626)	(112,465,038)
Net assets:
Beginning of period	438,998,042	551,463,080
End of period	$402,795,416	$438,998,042
Distributions in excess of net investment income included in net assets:
End of period	$(6,725,795)	$(5,189,503)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 103

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of nine separate funds, five of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. Effective March 4, 2014, the Franklin Convertible Securities Fund began offering a new class of shares, Class R6. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. The Franklin Limited Maturity U.S. Government Securities Fund was closed to new investors effective January 22, 2014.

Class A, Class C, Class R, Class R6 & Advisor Class	Class A, Class C, Class R6 & Advisor Class
Franklin Balanced Fund	Franklin Convertible Securities Fund
Franklin Equity Income Fund	Franklin Real Return Fund

Class A, Class R6 & Advisor Class
Franklin Limited Maturity U.S. Government Securities Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close

Semiannual Report | 105

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

Certain funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an

106 | Semiannual Report

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Joint Repurchase Agreement (continued)

affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The funds may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the funds at period end, as indicated in the Statements of Investments, had been entered into on April 30, 2014.

d. Securities Purchased on a Delayed Delivery Basis

Certain funds purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Franklin Balanced Fund and Franklin Real Return Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the fund to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Franklin Balanced Fund and Franklin Real Return Fund

Semiannual Report | 107

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Derivative Financial Instruments (continued)

attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counter-party. Termination events applicable to the funds include failure of the funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the funds of any net liability owed to that counterparty under the ISDA agreement. At April 30, 2014, the funds had OTC derivatives in a net liability position and the aggregate value of collateral pledged for such contracts was as follows:

	Net Liability	Collateral Pledged
Franklin Balanced Fund	$—	$—
Franklin Real Return Fund	$421,899	$120,000

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds’ investment objectives.

The Franklin Balanced Fund and Franklin Real Return Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Franklin Balanced Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or

108 | Semiannual Report

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Derivative Financial Instruments (continued)

sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 9 regarding investment transactions and other derivative information, respectively.

f. Loan Participation Notes

The Franklin Balanced Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the fund. Participations typically result in the fund having a contractual relationship only with the Lender and not with the borrower. The fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

g. Equity-Linked Securities

The Franklin Balanced Fund and Franklin Equity Income Fund invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity-linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the funds.

h. Senior Floating Rate Interests

The Franklin Balanced Fund and Franklin Real Return Fund invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower.

As a result, actual maturity may be substantially less than the stated maturity.

Semiannual Report | 109

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Senior Floating Rate Interests (continued)

Senior secured corporate loans in which the funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

i. Income and Deferred Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately on the Statements of Operations. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. For all Funds except the Franklin Limited Maturity U.S. Government Securities Fund, distributions to shareholders are recorded on the ex-dividend date. For the Franklin Limited Maturity U.S. Government Securities Fund, dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary.

110 | Semiannual Report

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

For all Funds except the Franklin Limited Maturity U.S. Government Securities Fund, realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses. For the Franklin Limited Maturity U.S. Government Securities Fund, net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments on the Statements of Operations.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 111

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

	Franklin		Franklin Convertible
	Balanced Fund		Securities Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended April 30, 2014
Shares sold	41,791,533	$476,760,730	11,992,693	$220,416,961
Shares issued in reinvestment of
distributions	3,930,792	44,391,008	672,646	12,075,328
Shares redeemed	(10,567,807)	(120,568,989)	(9,903,491)	(183,223,966)
Net increase (decrease)	35,154,518	$400,582,749	2,761,848	$49,268,323
Year ended October 31, 2013
Shares sold	72,046,795	$788,307,064	21,773,359	$361,514,992
Shares issued in reinvestment of
distributions	3,617,566	39,268,649	1,132,494	18,217,413
Shares redeemed	(16,067,137)	(175,983,419)	(15,901,213)	(259,934,177)
Net increase (decrease)	59,597,224	$651,592,294	7,004,640	$119,798,228
Class C Shares:
Six Months ended April 30, 2014
Shares sold	8,606,580	$97,408,751	2,738,162	$49,848,659
Shares issued in reinvestment of
distributions	834,771	9,342,466	143,603	2,543,704
Shares redeemed	(2,974,208)	(33,665,864)	(1,088,072)	(19,762,460)
Net increase (decrease)	6,467,143	$73,085,353	1,793,693	$32,629,903
Year ended October 31, 2013
Shares sold	17,129,960	$186,336,571	3,482,839	$57,736,426
Shares issued in reinvestment of
distributions	755,930	8,131,677	247,527	3,917,749
Shares redeemed	(4,436,380)	(48,204,438)	(2,559,313)	(40,826,716)
Net increase (decrease)	13,449,510	$146,263,810	1,171,053	$20,827,459
Class R Shares:
Six Months ended April 30, 2014
Shares sold	23,893	$273,213
Shares issued in reinvestment of
distributions	8,724	98,664
Shares redeemed	(18,379)	(209,757)
Net increase (decrease)	14,238	$162,120
Year ended October 31, 2013
Shares sold	142,530	$1,569,808
Shares issued in reinvestment of
distributions	10,936	118,454
Shares redeemed	(92,423)	(1,014,530)
Net increase (decrease)	61,043	$673,732

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin		Franklin Convertible
	Balanced Fund		Securities Fund
	Shares	Amount	Shares	Amount
Class R6 Shares:
Six Months ended April 30, 2014[a]
Shares sold	—	$—	260	$5,000
Year ended October 31, 2013[b]
Shares sold	451	$5,000
Advisor Class Shares:
Six Months ended April 30, 2014
Shares sold	1,631,797	$18,621,473	18,599,129	$344,767,822
Shares issued in reinvestment of
distributions	192,498	2,178,029	333,773	6,013,143
Shares redeemed	(832,901)	(9,556,426)	(3,090,695)	(56,648,834)
Net increase (decrease)	991,394	$11,243,076	15,842,207	$294,132,131
Year ended October 31, 2013
Shares sold	5,831,036	$62,809,047	13,996,546	$234,682,586
Shares issued in reinvestment of
distributions	229,105	2,491,186	353,318	5,730,074
Shares redeemed	(1,394,879)	(15,341,544)	(5,791,840)	(93,895,482)
Net increase (decrease)	4,665,262	$49,958,689	8,558,024	$146,517,178

aFor the period March 4, 2014 (effective date) to April 30, 2014 for the Franklin Convertible Securities Fund.
bFor the period May 1, 2013 (effective date) to October 31, 2013 for the Franklin Balanced Fund.

	Franklin Equity		Franklin Limited Maturity
	Income Fund		U.S. Government Securities Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended April 30, 2014
Shares sold	5,846,150	$132,033,156	3,423,625	$34,279,472
Shares issued in reinvestment of
distributions	1,270,233	28,456,201	267,929	2,680,373
Shares redeemed	(6,485,093)	(146,614,718)	(6,825,614)	(68,331,420)
Net increase (decrease)	631,290	$13,874,639	(3,134,060)	$(31,371,575)
Year ended October 31, 2013
Shares sold	16,399,279	$327,965,344	24,854,669	$250,904,252
Shares issued in reinvestment of
distributions	1,719,474	33,834,843	770,994	7,828,542
Shares redeemed	(16,773,881)	(332,693,438)	(19,685,429)	(199,826,350)
Net increase (decrease)	1,344,872	$29,106,749	5,940,234	$58,906,444

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Equity		Franklin Limited Maturity
	Income Fund		U.S. Government Securities Fund
	Shares	Amount	Shares	Amount
Class B Shares:
Year ended October 31, 2013[a]
Shares sold	2,366	$43,801
Shares issued in reinvestment of
distributions	248	4,470
Shares redeemed	(69,207)	(1,280,494)
Net increase (decrease)	(66,593)	$(1,232,223)
Class C Shares:
Six Months ended April 30, 2014
Shares sold	1,414,032	$31,762,469
Shares issued in reinvestment of
distributions	130,518	2,901,614
Shares redeemed	(791,677)	(17,806,929)
Net increase (decrease)	752,873	$16,857,154
Year ended October 31, 2013
Shares sold	3,820,493	$76,212,146
Shares issued in reinvestment of
distributions	133,468	2,614,204
Shares redeemed	(2,024,825)	(39,928,565)
Net increase (decrease)	1,929,136	$38,897,785
Class R Shares:
Six Months ended April 30, 2014
Shares sold	59,915	$1,345,228
Shares issued in reinvestment of
distributions	4,186	93,767
Shares redeemed	(39,360)	(894,007)
Net increase (decrease)	24,741	$544,988
Year ended October 31, 2013
Shares sold	100,846	$1,993,196
Shares issued in reinvestment of
distributions	5,398	106,177
Shares redeemed	(116,908)	(2,269,311)
Net increase (decrease)	(10,664)	$(169,938)

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Equity		Franklin Limited Maturity
	Income Fund		U.S. Government Securities Fund
	Shares	Amount	Shares	Amount
Class R6 Shares:
Six Months ended April 30, 2014
Shares sold	—	$—	5,775	$57,870
Shares issued in reinvestment of
distributions	—	—	9,182	92,186
Shares redeemed	—	—	(8,020,224)	(80,492,564)
Net increase (decrease)	—	$—	(8,005,267)	$(80,342,508)
Year ended October 31, 2013[b]
Shares sold[c]	250	$5,000	7,958,232	$80,913,634
Shares issued in reinvestment of
distributions	—	—	91,924	924,725
Shares redeemed	—	—	(44,351)	(445,360)
Net increase (decrease)	250	$5,000	8,005,805	$81,392,999
Advisor Class Shares:
Six Months ended April 30, 2014
Shares sold	343,976	$7,814,852	560,142	$5,605,828
Shares issued in reinvestment of
distributions	15,216	341,516	21,262	212,535
Shares redeemed	(166,417)	(3,773,647)	(2,324,507)	(23,249,734)
Net increase (decrease)	192,775	$4,382,721	(1,743,103)	$(17,431,371)
Year ended October 31, 2013
Shares sold	515,408	$10,636,771	10,825,513	$110,348,411
Shares issued in reinvestment of
distributions	13,844	274,209	157,289	1,598,777
Shares redeemed[c]	(323,317)	(6,407,145)	(17,082,828)	(173,477,014)
Net increase (decrease)	205,935	$4,503,835	(6,100,026)	$(61,529,826)

aEffective March 1, 2013, all Class B shares were converted to Class A.
bFor the period May 1, 2013 (effective date) to October 31, 2013.
cEffective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6 for the Franklin Limited Maturity U.S. Government Securities Fund.

	Franklin Real Return Fund
	Shares	Amount
Class A Shares:
Six Months ended April 30, 2014
Shares sold	1,979,508	$21,257,548
Shares issued in reinvestment of distributions	246,404	2,634,624
Shares redeemed	(7,420,562)	(79,851,081)
Net increase (decrease)	(5,194,650)	$(55,958,909)
Year ended October 31, 2013
Shares sold	6,645,189	$72,182,703
Shares issued in reinvestment of distributions	803,556	8,686,113
Shares redeemed	(14,821,262)	(160,718,693)
Net increase (decrease)	(7,372,517)	$(79,849,877)

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Real Return Fund
	Shares	Amount
Class C Shares:
Six Months ended April 30, 2014
Shares sold	413,404	$4,415,882
Shares issued in reinvestment of distributions	49,550	525,913
Shares redeemed	(1,437,410)	(15,338,905)
Net increase (decrease)	(974,456)	$(10,397,110)
Year ended October 31, 2013
Shares sold	1,981,038	$21,416,482
Shares issued in reinvestment of distributions	175,915	1,890,751
Shares redeemed	(4,007,609)	(43,154,571)
Net increase (decrease)	(1,850,656)	$(19,847,338)
Class R6 Shares:
Six Months ended April 30, 2014
Shares sold	183,509	$1,966,230
Shares issued on reinvestment of distributions	373	4,037
Shares redeemed	(7,748)	(83,446)
Net increase (decrease)	176,134	$1,886,821
Year ended October 31, 2013[a]
Shares sold	454	$5,000
Advisor Class Shares:
Six Months ended April 30, 2014
Shares sold	3,030,399	$32,790,071
Shares issued in reinvestment of distributions	23,877	256,147
Shares redeemed	(689,725)	(7,414,991)
Net increase (decrease)	2,364,551	$25,631,227
Year ended October 31, 2013
Shares sold	1,308,746	$14,232,274
Shares issued in reinvestment of distributions	66,927	725,214
Shares redeemed	(2,015,897)	(21,933,143)
Net increase (decrease)	(640,224)	$(6,975,655)

aFor the period May 1, 2013 (effective date) to October 31, 2013.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Franklin Balanced Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $250 million
0.675%	Over $250 million, up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.625%	Over $1 billion, up to and including $2.5 billion
0.600%	Over $2.5 billion, up to and including $5 billion
0.575%	Over $5 billion, up to and including $10 billion
0.550%	Over $10 billion, up to and including $15 billion
0.525%	Over $15 billion, up to and including $20 billion
0.500%	In excess of $20 billion

The Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

The Franklin Limited Maturity U.S. Government Securities Fund pays an investment management fee to Advisers based on the month-end net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	In excess of $250 million

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

The Franklin Real Return Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $500 million
0.525%	Over $500 million, up to and including $1 billion
0.480%	Over $1 billion, up to and including $1.5 billion
0.435%	Over $1.5 billion, up to and including $6.5 billion
0.415%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

				Franklin	Franklin
		Franklin	Franklin	Limited Maturity	Real
	Franklin	Convertible	Equity	U.S. Government	Return
	Balanced Fund	Securities Fund	Income Fund	Securities Fund	Fund
Reimbursement Plans:
Class A	0.35%	0.25%	0.25%	0.10%	0.25%
Compensation Plans:
Class C	1.00%	1.00%	1.00%	—	0.65%
Class R	0.50%	—	0.50%	—	—

The Board has set the current rate at 0.30% per year for Class A shares for the Franklin Balanced Fund until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

		Franklin	Franklin
	Franklin	Convertible	Equity
	Balanced Fund	Securities Fund	Income Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$1,252,633	$245,406	$403,179
CDSC retained	$46,126	$12,313	$13,900

	Franklin
	Limited Maturity	Franklin
	U.S. Government	Real Return
	Securities Fund	Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$17,476	$25,225
CDSC retained	$6,012	$6,045

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended April 30, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

				Franklin	Franklin
		Franklin	Franklin	Limited Maturity	Real
	Franklin	Convertible	Equity	U.S. Government	Return
	Balanced Fund	Securities Fund	Income Fund	Securities Fund	Fund
Transfer agent fees	$395,058	$329,720	$492,165	$382,553	$140,262

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Funds, except the Franklin Real Return Fund, invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end investment company. Management fees paid by the funds are waived on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund, as noted on the Statements of Operations. Prior to November 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Real Return Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, and Advisor Class of the fund do not exceed 0.65%, and Class R6 does not exceed 0.52% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 28, 2015.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until February 28, 2015.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended April 30, 2014, the custodian fees were reduced as noted in the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At October 31, 2013, the capital loss carryforwards were as follows:

Franklin	Franklin
	Limited Maturity	Franklin
	U.S. Government	Real
	Securities Fund	Return Fund
Capital loss carryforwards subject to expiration:
2014	$4,303,979	$—
2015	723,269	—
2016	—	1,161,482
2017	—	1,207,907
2018	636,658	1,206,586
Capital loss carryforwards not subject to expiration:
Short term	4,378,404	162,104
Long term	10,303,832	4,423,873
Total capital loss carryforwards	$20,346,142	$8,161,952

At April 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Balanced	Convertible	Equity
	Fund	Securities Fund	Income Fund
Cost of investments	$2,123,428,064	$1,728,453,159	$1,549,050,722

Unrealized appreciation	$220,286,011	$330,836,338	$463,157,482
Unrealized depreciation	(25,085,959)	(105,600,362)	(12,911,396)
Net unrealized appreciation (depreciation)	$195,200,052	$225,235,976	$450,246,086

	Franklin
	Limited Maturity	Franklin
	U.S. Government	Real
	Securities Fund	Return Fund
Cost of investments	$480,031,575	$387,762,540

Unrealized appreciation	$4,703,979	$22,892,771
Unrealized depreciation	(4,172,164)	(8,790,446)
Net unrealized appreciation (depreciation)	$531,815	$14,102,325

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, paydown losses, bond discounts and premiums, corporate actions, and wash sales.

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2014, were as follows:

				Franklin	Franklin
		Franklin	Franklin	Limited Maturity	Real
	Franklin	Convertible	Equity	U.S. Government	Return
	Balanced Fund	Securities Fund	Income Fund	Securities Fund	Fund
Purchases	$666,837,747	$484,713,159	$245,188,972	$57,898,936	$90,053,601
Sales	$270,975,243	$106,658,896	$184,720,833	$188,035,155	$129,627,306

Transactions in options written during the period ended April 30, 2014, were as follows:

	Number of	Premiums
	Contracts	Received
Franklin Balanced Fund
Options outstanding at October 31, 2013	200	$101,084
Options written	11,400	1,909,892
Options expired	(4,220)	(384,130)
Options exercised	(4,480)	(259,074)
Options closed	(900)	(649,768)
Options outstanding at April 30, 2014	2,000	$718,004

See Notes 1(e) and 9 regarding derivative financial instruments and other derivative information, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

At April 30, 2014, the Franklin Balanced Fund, the Franklin Convertible Securities Fund, and the Franklin Real Return Fund had 9.37%, 66.88% and 10.96%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Franklin Convertible Securities Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30, 2014, the aggregate value of these securities was $12,576,250, representing 0.64% of the fund’s net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

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Notes to Financial Statements (unaudited) (continued)

8. RESTRICTED SECURITIES

The Franklin Convertible Securities Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At April 30, 2014, the Franklin Convertible Securities Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Principal Amount	Issuer	Date	Cost	Value

$14,000,000	BearingPoint Liquidating Trust	12/31/09	$18,900	$ —

9. OTHER DERIVATIVE INFORMATION

At April 30, 2014, the Franklin Balanced Fund’s and Franklin Real Return Fund’s investments in derivative contracts are reflected on the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Franklin Balanced Fund
Foreign exchange
contracts	Unrealized appreciation		Unrealized depreciation
	on forward exchange		on forward exchange
	contracts	$130,024	contracts	$55,605
Equity contracts	Investments, at value	—	Options written, at value	270,000

Franklin Real Return Fund
Foreign exchange
contracts	Unrealized appreciation		Unrealized depreciation
	on forward exchange		on forward exchange
	contracts	$47,925	contracts	$469,824

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Notes to Financial Statements (unaudited) (continued)

9. OTHER DERIVATIVE INFORMATION (continued)

For the period ended April 30, 2014, the effect of derivative contracts on the Franklin Balanced Fund’s and Franklin Real Return Fund’s Statements of Operations was as follows:

Change in Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as	Statement of	(Loss) for the	(Depreciation)
Hedging Instruments	Operations Locations	Period	for the Period
Franklin Balanced Fund
Foreign exchange
contracts	Net realized gain (loss) from foreign
currency transactions / Net change in
unrealized appreciation (depreciation)
on translation of other assets and
liabilities denominated in foreign
	currencies	$ 2,154	$ (2,154)
Equity contracts	Net realized gain (loss) from investments
and written options / Net change in
unrealized appreciation (depreciation)
	on investments	948,767	371,520
Franklin Real Return Fund
Foreign exchange
contracts	Net realized gain (loss) from foreign
currency transactions / Net change in
unrealized appreciation (depreciation)
on translation of other assets and
liabilities denominated in foreign
	currencies	(1,655,901)	1,116,814

For the period ended April 30, 2014, the average month end fair value of derivatives represented 0.01% and 0.50%, respectively, of each fund’s average month end net assets. The average month end number of open derivative contracts for the period was 5 and 13, respectively, for each fund.

See Notes 1(e) and 6 regarding derivative financial instruments and investment transactions, respectively.

10. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers,

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Notes to Financial Statements (unaudited) (continued)

10. CREDIT FACILITY (continued)

including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended April 30, 2014, the Funds did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Balanced Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Materials	$213,804,736	$1,945,000	$—	$215,749,736
Energy	171,413,528	24,112,618	—	195,526,146
Utilities	128,722,500	6,573,500	—	135,296,000
Other Equity Investments[b]	906,337,308	—	—	906,337,308
Equity-Linked Securities.	—	102,620,728	—	102,620,728
Corporate Bonds	—	635,555,600	—	635,555,600
Senior Floating Rate Interests	—	15,119,303	—	15,119,303
Asset-Backed Securities and
Commercial Mortgage-Backed
Securities	—	22,921	—	22,921
Mortgage-Backed Securities	—	51,694	—	51,694
Short Term Investments	112,348,680	—	—	112,348,680
Total Investments in
Securities.	$1,532,626,752	$786,001,364	$—	$2,318,628,116
Other Financial Instruments
Forward Exchange Contracts	$—	$130,024	$—	$130,024

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Notes to Financial Statements (unaudited) (continued)

11. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Balanced Fund (continued)
Liabilities:
Other Financial Instruments
Options Written	$270,000	$—	$—	$270,000
Forward Exchange Contracts	—	55,605	—	55,605
Total Other Financial
Instruments	$270,000	$55,605	$—	$325,605
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$42,054,076	$61,594,303	$—	$103,648,379
Financials	65,177,428	14,999,850	—	80,177,278
Materials	15,055,920	9,603,438	—	24,659,358
Utilities	63,033,728	26,294,000	—	89,327,728
Other Equity Investments[b]	183,699,968	—	—	183,699,968
Convertible Bonds	—	1,401,563,243	—[c]	1,401,563,243
Escrow Accounts and Litigation
Trusts	—	—	3,762	3,762
Short Term Investments	70,609,419	—	—	70,609,419
Total Investments in
Securities.	$439,630,539	$1,514,054,834	$3,762	$1,953,689,135
Franklin Equity Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$119,369,100	$18,980,000	$—	$138,349,100
Other Equity Investments[b]	1,832,776,813	—	—	1,832,776,813
Short Term Investments	28,170,895	—	—	28,170,895
Total Investments in
Securities.	$1,980,316,808	$18,980,000	$—	$1,999,296,808
Franklin Limited Maturity
U.S. Government Securities Fund
Assets:
Investments in Securities:
U.S. Government and
Agency Securities	$—	$141,146,263	$—	$141,146,263
Asset-Backed Securities and
Commercial Mortgage-Backed
Securities	—	50,629,352	—	50,629,352
Mortgage-Backed Securities	—	263,727,124	—	263,727,124
Short Term Investments	9,639,412	15,421,239	—	25,060,651
Total Investments in
Securities.	$9,639,412	$470,923,978	$—	$480,563,390

126 | Semiannual Report

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

11. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Real Return Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$63,138,419	$—	$—	$63,138,419
Corporate Bonds	—	24,829,670	—	24,829,670
Senior Floating Rate Interests	—	17,577,590	—	17,577,590
Foreign Government and Agency
Securities	—	70,909,833	—	70,909,833
U.S. Government and
Agency Securities	—	194,657,933	—	194,657,933
Short Term Investments	—	30,751,420	—	30,751,420
Total Investments in
Securities.	$63,138,419	$338,726,446	$—	$401,864,865
Other Financial Instruments
Forward Exchange Contracts	$—	$47,925	$—	$47,925
Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$469,824	$—	$469,824

aIncludes common, preferred and convertible preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statements of Investments.
cIncludes a security determined to have no value at April 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On May 30, 2014, shareholders of the Franklin Limited Maturity U.S. Government Securities Fund approved a proposal to reorganize the fund with and into the Franklin Adjustable U.S. Government Securities Fund on or about June 18, 2014.

ABBREVIATIONS

Counterparty Currency Selected Portfolio

DBAB - Deutsche Bank AG BRL - Brazilian Real ADR - American Depositary Receipt
JPHQ - JP Morgan Chase & Co. EUR - Euro FRN - Floating Rate Note
MSCO - Morgan Stanley KRW - South Korean Won MF - Multi-Family
MXN - Mexican Peso SF - Single Family
MYR - Malaysian Ringgit ETF - Exchange Traded Fund
PLN - Polish Zloty REIT - Real Estate Investment Trust
SEK - Swedish Krona SPDR - S&P Depositary Receipt
SGD - Singapore Dollar

128 | Semiannual Report

Franklin Investors Securities Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within Franklin Investors Securities Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy

Semiannual Report | 129

Franklin Investors Securities Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counter-party credit risk and attention given to derivative and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison with its selected performance universe during 2013 and during the previous 10 years ended December 31, 2013, unless otherwise noted. Performance on a total return basis was shown by Lipper for all Funds with performance on an income return basis being shown for those Funds having income return as an element of their investment objective. The following summarizes the performance results for each Fund.

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Franklin Investors Securities Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Balanced Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional mixed-asset target allocation growth funds as selected by Lipper during 2013 and previous years during which the Fund has been in existence. The Lipper report showed the Fund’s income return to be in the highest or best performing quintile of such universe during 2013, as well as the previous three- and five-year periods on an annualized basis. The Lipper report showed the Fund’s total return performance during 2013 to be in the lowest performing quintile of its performing universe, but to be in the middle performing quintile of such universe during the previous three-year period and the highest performing quintile of such universe during the previous five-year period on an annualized basis. The Board was satisfied with such comparative performance and noted that the Fund’s total return for 2013 exceeded 13% as shown in the Lipper report.

Franklin Convertible Securities Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional convertible securities funds as selected by Lipper. The Lipper report showed the Fund’s income return during 2013 to be in the middle performing quintile, but upper half, of its performance universe and on an annualized basis during each of the previous three-, five- and 10-year periods to be in the highest quintile of such performance universe. The Lipper report showed the Fund’s total return during 2013 to be in the middle performing quintile, but upper half, of its performance universe and on an annualized basis to be in either the highest performing quintile or second-highest performing quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

Franklin Equity Income Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional equity income funds as selected by Lipper. The Lipper report showed the Fund’s income return during 2013 to be in the second-highest performing quintile of the performance universe, and on an annualized basis during each of the previous three-, five- and 10-year periods to be in either the highest or second-highest performing quintile of such performance universe. The Lipper report showed the Fund’s total return during 2013 to be in the middle performing quintile of such universe and on an annualized basis to be in the second-lowest quintile of such universe for the previous three-year period, the second-highest performing quintile of such universe for the previous five-year period, and the lowest performing quintile of such universe for the previous 10-year period. In discussing such performance, management explained that it reflected the Fund’s longstanding strategy of investing in securities with yields higher than the overall market and Lipper peers. The Board believed the Fund’s overall performance as shown in the Lipper report to be satisfactory, noting its consistently good comparative income returns and the fact that its total return in 2013 as shown in the Lipper report exceeded 29% and was in the upper half of its performance universe.

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Franklin Investors Securities Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Limited Maturity U.S. Government Securities Fund – The Fund’s investment performance was shown in comparison to a performance universe consisting of all retail and institutional short U.S. Government funds as selected by Lipper. The Lipper report showed the Fund’s income return during 2013 to be in the highest or best performing quintile of its performance universe and on an annualized basis to be in either the highest or second-highest performing quintile of such universe during each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the middle performing quintile of it performance universe during 2013 and on an annualized basis to also be in the middle performing quintile of such universe for each of the previous three- and five-year periods, and to be in the second-highest performing quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report.

Franklin Real Return Fund – The Fund’s investment performance was shown in comparison to a performance universe consisting of all retail and institutional inflation protected bond funds as selected by Lipper. The Fund has been in operation for less than 10 years, and the Lipper report showed the Fund’s income return during 2013 to be in the highest or best performing quintile of such performance universe, and on an annualized basis to also be in either the highest or second-highest performing quintile of such universe during the previous three- and five-year periods. The Lipper report showed the Fund’s 2013 total return to be in the highest performing quintile of its performance universe, but on an annualized basis to be in the lowest and next to lowest performing quintiles of such universe during the previous three- and five-year periods, respectively. In discussing the Fund’s total return underperformance during the previous three- and five-year periods, management expressed the view that the performance universe contained many funds investing primarily in treasury inflation protected securities (TIPS) and held longer term TIPS that performed better during such periods than the Fund’s portfolio, which had a lesser weighting in TIPS with those held being of shorter duration. The Board found the Fund’s overall performance as shown in the Lipper report to be satisfactory, noting management’s explanation.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of each Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its expense group. The Lipper contractual investment management fee analysis includes within such fee any

132 | Semiannual Report

Franklin Investors Securities Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

separate administrative fees, and Lipper total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate and actual total expense ratio for each of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Limited Maturity U.S. Government Securities Fund were below the medians of their respective Lipper expense groups.

The Board was satisfied with the comparative contractual investment management fee rate and actual total expense ratios of these Funds as shown in the Lipper reports. The contractual investment management fee rate of Franklin Balanced Fund was less than two basis points above the median of its Lipper expense group, but its actual expense ratio was below the expense group median. The Board found the comparative contractual investment fee rate and actual total expense ratio of this Fund as shown in its Lipper report to be satisfactory. The contractual investment management fee rate for Franklin Real Return Fund was above the median of its Lipper expense group, and its actual total expense ratio was within eight basis points above the median of its expense group. The Board found the contractual management fees and total expense ratio of this Fund to be acceptable, noting that expenses were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held

Semiannual Report | 133

Franklin Investors Securities Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The management fee for Franklin Limited Maturity U.S. Government Securities Fund provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; and 0.45% on assets in excess of $250 million. At 2013 year-end, the Fund’s assets were approximately $510 million. The Board noted the Fund’s favorable contractual management fee rate and total expense ratio in respect to its Lipper expense group, as well as the fact that assets in excess of a fund’s last breakpoint still resulted in an overall lower investment management fee rate and believed that to the extent economies of scale may be realized by the Manager and its affiliates, there was a sharing of benefits with this Fund and its shareholders. Based on their year-end asset levels, all of the other Funds benefited from breakpoints contained in their management fee structures with additional breakpoints continuing beyond such asset levels. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for each of such Funds provides a sharing of benefits with the Fund and its shareholders.

134 | Semiannual Report

Franklin Investors Securities Trust

Shareholder Information (continued)

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 135

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

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Semiannual Report and Shareholder Letter

FRANKLIN INVESTORS SECURITIES TRUST

Investment Manager
Franklin Advisers, Inc.

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FIST1 S 06/14

APRIL 30, 2014

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Adjustable U.S. Government Securities Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Total Return Fund

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

FIXED INCOME

FRANKLIN INVESTORS SECURITIES TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Franklin Low Duration		Notes to
		Economic and Market Overview	3	Total Return Fund	23	Financial Statements	136
		Franklin Adjustable U.S.		Franklin Total Return Fund	32	Shareholder Information	165
		Government Securities Fund	4	Financial Highlights and
		Franklin Floating Rate		Statements of Investments	41
		Daily Access Fund	13	Financial Statements	129

| 1

Semiannual Report

Economic and Market Overview

The U.S. economy continued to show signs of recovery during the six-month period ended April 30, 2014, underpinned by strong consumer and business spending and rising inventories in the fourth quarter of 2013. Despite abnormally cold weather that suppressed economic activity in the first quarter of 2014, economic indicators were still broadly supportive of recovery at period-end. Manufacturing activity improved following a January slowdown attributed to adverse weather. Better weather conditions appeared to aid retail sales, which experienced a sharp rebound in March. The housing market had some weather-related weakness early in 2014 as investor interest abated, but home prices were higher than a year ago. The unemployment rate declined to 6.3% in April 2014 from 7.2% in October 2013.1 Inflation remained below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.

In January, Congress passed a spending bill to fund the federal government through September 2014. Congress then approved suspension of the debt ceiling until March 2015. Long-term Treasury yields rose late in 2013 as the Fed announced it would reduce its bond purchases $10 billion a month beginning in January 2014 while keeping interest rates low. However, yields declined through period-end as investors shifted from emerging market assets to less risky assets because of concerns over emerging market growth prospects and the potential impact of the Fed’s reductions to its asset-purchase program. Although economic data in early 2014 were soft in part because of severe winter weather, Fed Chair Janet Yellen kept the pace of asset-purchase tapering intact in the March meeting, while adopting a more qualitative approach to rate-hike guidance. However, the Fed remained committed to keeping interest rates low for a considerable time even after the asset-purchase program ends, depending on inflation and employment trends.

The 10-year Treasury yield rose from 2.57% at the beginning of the period to a high of 3.04% on December 31, 2013, mainly because of an improved economic environment and market certainty about the Fed’s plans. However, some weakening economic data and increasing political tension in Ukraine contributed to the 10-year U.S. Treasury yield’s decline to 2.67% at period-end.

The foregoing information reflects our analysis and opinions as of April 30, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

Semiannual Report | 3

Franklin Adjustable

U.S. Government Securities Fund

Your Fund’s Goal and Main Investments: Franklin Adjustable U.S. Government

Securities Fund seeks to provide a high level of current income while providing lower volatility of principal than a fund that invests in fixed-rate securities by investing at least 80% of its net assets in adjustable-rate U.S. government mortgage securities, which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund’s investments may include securities issued by Ginnie Mae and government-sponsored entities, such as Fannie Mae and Freddie Mac.2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Adjustable U.S. Government Securities Fund’s semiannual report for the period ended April 30, 2014. We welcome shareholders of Franklin Limited Maturity U.S. Government Securities Fund, which has a planned merger into Franklin Adjustable U.S. Government Securities Fund, expected to be completed on June 18, 2014. Franklin Limited Maturity U.S. Government Securities Fund’s former shareholders may receive the Fund’s semiannual report upon request and without charge by calling (800) 342-5236 or by downloading it from our website, franklintempleton.com.

Portfolio Breakdown
Franklin Adjustable
U.S. Government Securities Fund
Based on Total Net Assets as of 4/30/14

Fannie Mae (FNMA)
71.5%
Freddie Mac (FHLMC)
21.8%
Ginnie Mae (GNMA)
0.9%
Asset-Backed & Commercial
Mortgage-Backed Securities
0.0%*
Short-Term Investments & Other Net Assets
5.8%

*Rounds to less than 0.1% of total net assets.

Performance Overview

Franklin Adjustable U.S. Government Securities Fund – Class A had a +0.40% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Barclays U.S. Government Index: 1-2 Year Component, which measures public obligations of the U.S. Treasury with one to two years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government, posted a +0.25% total return.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Investment Strategy

We employ a conservative investment strategy as we strive to produce solid performance in a variety of interest rate climates. We choose securities using a value-oriented approach, emphasizing the bonds’ economic fundamentals in relation to comparable securities as well as their historical prepayment performance.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 45.

4 | Semiannual Report

Dividend Distributions*
Franklin Adjustable U.S. Government Securities Fund
11/1/13–4/30/14
		Dividend per Share (cents)
Month	Class A	Class C	Class R6	Advisor Class
November	0.9245	0.6476	1.1626	1.0992
December	0.9683	0.6626	1.2239	1.1603
January	0.9155	0.6233	1.1444	1.1017
February	0.9555	0.6866	1.1989	1.1226
March	0.8712	0.5771	1.1208	1.0553
April	0.8461	0.5595	1.0901	1.0259
Total	5.4811	3.7567	6.9407	6.5650

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual dis-
tributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

During the reporting period, economic indicators broadly supported the U.S. economy’s modest recovery. Much of the U.S. economic data released during the first quarter of 2014 was softer than many observers predicted and likely reflected the transitory effects of severe winter weather across much of the nation. U.S. economic data released near period-end, however, reflected a mild rebound that occurred after the sustained period of cold weather ended. However, despite the soft patch, employment data generally indicated the labor market continued to improve. Consumers’ financial situations in the fourth quarter of 2013 also continued to show meaningful improvement, which we thought could support consumption trends. Retail sales in March exceeded expectations, which suggested to us that consumer activity could recover from the weakness early in 2014. Although housing data were mixed, the housing market showed signs of recovery during the period after the effects of the severe winter and 2013’s higher mortgage rates subsided. Although consumer price inflation recently began to rise, it remained below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.

In a sign of more confidence in the economic outlook, the Fed revised its quantitative easing policy by reducing its monthly asset purchases starting in January. The reduction was split evenly between mortgage-backed securities (MBS) and Treasuries. The Fed also reiterated that it was not following a “preset course” and emphasized that future decisions would continue to be “contingent” on new economic data.

Semiannual Report | 5

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

The Fund employed a conservative strategy that invested primarily in adjustable rate mortgages (ARMs) that are either explicitly or implicitly backed by the U.S. government.1 These include securities issued or guaranteed by Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Fund took a collateral-intensive research approach to analyze the prepayment behavior of individual ARM securities to identify those with the most attractive prepayment profiles and focused on seasoned ARMs. These securities have typically been through several interest rate cycles and therefore tend to be less sensitive to changes in interest rates, compared to newer issued counterparts. We have found such securities historically have experienced lower volatility than comparable maturity Treasuries and have provided more consistent income. We continued to focus on seasoned, post-reset FNMA and FHLMC ARM positions with average coupons below 3%.

At period-end, questions remained, however, about the demand source for agency MBS after the Fed ends its buying program. We felt demand from banks, mortgage real estate investment trusts, overseas investors and domestic money managers would need to rise to compensate for the Fed’s reduced presence in the MBS market after it completes its latest round of quantitative easing operations, which we believe could occur by the end of 2014. The Fed’s quantitative easing program does not include the ARM sector, but we feel ARM valuations could be impacted by movements in the broader fixed-rate agency MBS market following the Fed’s exit. The recent decline in gross issuance may continue to contribute to somewhat tighter spreads, but recent spreads were at the tighter end of historical levels. As interest rates and mortgage rates have moved higher, and mortgage credit remained constrained, actual prepayment levels have declined. The Fund’s focus on seasoned, short duration, high-quality ARMs that tend to be less sensitive to interest rate changes benefited performance, as did the Fund’s post-reset LIBOR indexed securities.4

6 | Semiannual Report

Thank you for your continued participation in Franklin Adjustable U.S. Government Securities Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Securities owned by the Fund, but not shares of the Fund, are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities, as to timely payment of principal and interest.
2. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
3. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
4. The London Interbank Offered Rate (LIBOR) is the interest rate banks charge each other for loans. LIBOR is a widely used benchmark for short-term interest rates.

Semiannual Report | 7

Performance Summary as of 4/30/14

Franklin Adjustable U.S. Government Securities Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	4/30/14	10/31/13		Change
A (FISAX)	$8.69	$8.72	-$	0.03
C (FCSCX)	$8.69	$8.71	-$	0.02
R6 (n/a)	$8.71	$8.73	-$	0.02
Advisor (FAUZX)	$8.70	$8.73	-$	0.03

Distributions
Share Class	Dividend Income
A (11/1/13–4/30/14)	$0.054811
C (11/1/13–4/30/14)	$0.037567
R6 (11/1/13–4/30/14)	$0.069407
Advisor (11/1/13–4/30/14)	$0.065650

8 | Semiannual Report

Performance Summary (continued)

Performance as of 4/30/141

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25%
maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual	Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (3/31/14)[4]	Operating Expenses[5]
A				0.87%
6-Month	+0.40%	-1.85%
1-Year	-0.15%	-2.36%	-2.21%
5-Year	+7.19%	+0.93%	+0.96%
10-Year	+28.03%	+2.27%	+2.22%
C				1.27%
6-Month	+0.20%	-0.80%
1-Year	-0.54%	-1.53%	-1.49%
5-Year	+4.95%	+0.97%	+1.02%
10-Year	+22.90%	+2.08%	+2.04%
R6				0.54%
6-Month	+0.57%	+0.57%
Since Inception (9/20/13)[6]	+0.87%	+0.87%	+0.74%
Advisor[7]				0.62%
6-Month	+0.41%	+0.41%
1-Year	-0.01%	-0.01%	+0.26%
5-Year	+8.42%	+1.63%	+1.71%
10-Year	+29.95%	+2.65%	+2.61%

	Distribution	30-Day Standardized Yield[9]
Share Class	Rate[8]	(with waiver)	(without waiver)
A	1.16%	0.55%	0.55%
C	0.78%	0.16%	0.16%
R6	1.52%	0.90%	0.90%
Advisor	1.43%	0.80%	0.80%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Performance shown is not annualized.
7. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for peri-
ods after 5/15/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.06% and +2.08%.
8. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Classes C, R6 and Advisor) per share on 4/30/14.
9. The 30-day standardized yield for the 30 days ended 4/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

10 | Semiannual Report

Your Fund’s Expenses

Franklin Adjustable U.S. Government Securities Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13– 4/30/14
A
Actual	$1,000	$1,004.00	$4.57
Hypothetical (5% return before expenses)	$1,000	$1,020.23	$4.61
C
Actual	$1,000	$1,002.00	$6.55
Hypothetical (5% return before expenses)	$1,000	$1,018.25	$6.61
R6
Actual	$1,000	$1,005.70	$2.93
Hypothetical (5% return before expenses)	$1,000	$1,021.87	$2.96
Advisor
Actual	$1,000	$1,004.10	$3.33
Hypothetical (5% return before expenses)	$1,000	$1,021.47	$3.36

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.92%; C: 1.32%; R6: 0.59%; and
Advisor: 0.67%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

12 | Semiannual Report

Franklin Floating Rate Daily Access Fund

Your Fund’s Goals and Main Investments: Franklin Floating Rate Daily Access Fund seeks to provide a high level of current income and, secondarily, preservation of capital by investing at least 80% of its net assets in income-producing floating interest rate corporate loans and corporate debt securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

What are corporate loans?

Corporate loans are typically floating rate loans to corporate borrowers made by a group, or syndicate, of banks and other financial institutions. These loans provide capital to companies for varied purposes, such as merger and acquisition activity, leveraged buyouts or refinancings. These loans are typically syndicated to a group of investors.

This semiannual report for Franklin Floating Rate Daily Access Fund covers the period ended April 30, 2014.

Performance Overview

Franklin Floating Rate Daily Access Fund – Class A delivered a +1.30% cumulative total return for the six months under review. In comparison, the Credit Suisse Leveraged Loan Index (CS LLI), which is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market, posted a +2.56% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 18.

Corporate Loan Market Overview

Loan prices rose and spreads tightened during the six-month period amid expectations that accommodative monetary policies could continue despite modest tapering by the Federal Reserve Board, which helped support the overall technical environment for risk assets. Technical conditions specific to the loan market remained supportive as well, given robust demand from new collateralized loan obligations (CLOs) and inflows into loan mutual funds. However, price appreciation in the loan market stalled later in the period as inflows into loan mutual funds decelerated, new supply related to mergers and acquisitions (M&A) increased and repricing activity resumed. As a majority of loans traded above par, repricing transactions, such as refinancing transactions that tightened spreads and lowered LIBOR floors, were still prevalent and many investors were reluctant to pay significant premiums for loans that were largely expected to reprice.2 The softer technical conditions led to muted principal returns, and the Fund’s total returns were primarily driven by the income component.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 53.

Semiannual Report | 13

Portfolio Breakdown
Franklin Floating Rate Daily Access Fund
Based on Total Net Assets as of 4/30/14

Senior Floating Rate Interests
87.1%
Asset-Backed & Commercial
Mortgage-Backed Securities
0.5%
Common Stocks
0.0%*
Corporate Bonds
0.0%*
Short-Term Investments & Other Net Assets
12.4%

*Rounds to less than 0.01% of total net assets.

Although much of the primary market activity in prior periods was composed of refinancing activity, transactions related to M&A increased during the period under review and brought new supply to the loan market. However, much of the new issuance came in the form of smaller acquisitions, and refinancing and repricing activity remained a significant portion of primary activity. The newly repriced loans contributed to further tightening of institutional loan spreads, although investors were resistant to some of the more aggressive deals, leading arrangers to increase pricing or provide additional call protection. Still, arrangers sought to capitalize on the loan demand by launching new loans intended to finance dividends to private equity sponsors, which allowed them to monetize their investments. A significant percentage of dividend deals were also financed with second-lien loans amid supportive demand from loan investors, as well as high yield bond accounts seeking relatively higher yields following further tightening in that market.

New CLO volume increased as the period progressed, despite lingering uncertainty concerning potential regulations affecting demand for new vehicles. The looming implementation of these regulations helped constrain bank demand for CLO tranches rated AAA, as banks had been traditional buyers of the tranches. However, investors such as asset managers, insurance companies and pension funds stepped in as incremental buyers during the period, providing continued demand for short-duration products. As technical conditions in the loan market weakened toward period-end, CLOs helped to support loan prices, as the market’s wider loan spreads provided more arbitrage opportunities.

Although retail investors continued to contribute to demand and invest in loan mutual funds at the beginning of the review period, flows slowed markedly toward period-end. In April, loan mutual funds reported their first net monthly outflow since 2012. The stagnant flows followed a period of record inflows into the asset class, as relatively low U.S. Treasury yields possibly softened investor interest in the asset class as a potential hedge against rising interest rates.

The number of issuers defaulting declined during the period as only three issuers defaulted in the broad market, and we did not experience any defaults in our portfolio. However, one of the defaults included an electric utility that was one of the largest leveraged buyouts in loan market history. The company filed for bankruptcy near period-end and ultimately was responsible for the largest default in loan market history, leading to a significantly higher default rate by volume in 2014. Despite the electric utility issuer’s bankruptcy, fundamental factors remained supportive as issuers reported year-over-year revenue and earnings growth and most investors continued to expect below-average default rates. As higher rated loans experienced greater repricing activity and reduced yields, the favorable outlook for loan defaults led investors to seek higher yielding paper such as distressed loans, pushing their average price higher from significant discounts to par.

14 | Semiannual Report

Dividend Distributions*
Franklin Floating Rate Daily Access Fund
11/1/13–4/30/14
		Dividend per Share (cents)
Month	Class A	Class C	Class R6	Advisor Class
November	2.6769	2.3859	2.9010	2.8612
December	2.9738	2.6529	3.2231	3.1770
January	2.6160	2.3048	2.8610	2.8147
February	2.4034	2.1228	2.6251	2.5821
March	2.6816	2.3716	2.9296	2.8794
April	2.6002	2.3002	2.8206	2.7915
Total	15.9519	14.1382	17.3604	17.1059

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual dis-
tributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Top 10 Holdings

Franklin Floating Rate Daily Access Fund 4/30/14

Company	% of Total
Sector/Industry	Net Assets
William Morris Endeavor
Entertainment LLC	1.6%
Movies & Entertainment
Clear Channel Communications Inc.	1.4%
Broadcasting
Millennium Laboratories LLC	1.2%
Health Care Services
BMC Software Finance Inc.	1.2%
Internet Software & Services
Arysta Lifescience SPC LLC	1.2%
Diversified Chemicals
FMG America Finance Inc.	1.1%
Diversified Metals & Mining
Community Health Systems Inc.	1.1%
Health Care Facilities
Altegrity Inc.	1.0%
Human Resource & Employment Services
TransDigm Inc.	1.0%
Aerospace & Defense
Asurion LLC	1.0%
Other Diversified Financial Services

Investment Strategy

We use a detailed credit analysis process to select corporate loan and corporate debt securities that meet our criteria. We conduct ongoing credit monitoring of our investments. To help manage the credit risk associated with investing in below-investment-grade securities, we seek to diversify the Fund by investing in a large number of loans of companies that we have identified as having attractive risk/reward profiles, favorable capital structures, strong asset coverage and dominant market shares. This diversification potentially reduces credit risk by spreading assets across many different industries.

Manager’s Discussion

The term loans of Clear Channel Communications, one of the largest radio companies, were among the top performers during the period as the company completed an amendment that allowed it to extend the maturities of its shorter dated term loans. The company also executed a debt exchange for its shorter dated high yield bonds. Investors appeared to be drawn to the significantly higher coupon of the extended term loans and took greater comfort in the company’s flexibility to address its near-term maturities. Caesar’s Entertainment term loans were also among the top performers as the company refinanced its mortgage debt in the prior period by issuing new term loans. Investors seemed to prefer the relatively attractive income of the new term loans, which were issued by a separate subsidiary from the operating company and included a collateral package that many investors viewed as attractive. Some investors also believed the transaction reduced refinancing risk for the operating company’s near-term debt within its highly leveraged capital structure, helping the shorter maturity loans trade higher during the period.

Semiannual Report | 15

The Fund continued to maintain modest exposure to second-lien loans, including one issued by Arysta Lifescience, a large agrochemical company specializing in the development, formulation and distribution of crop protection products. The company’s term loans, which were one of the Fund’s largest investments in the six-month period, were among the top contributors to performance owing to the relatively attractive income generation and price appreciation amid overall demand for higher yielding assets.

However, our allocation to loans with higher credit ratings at the beginning of the period, in particular our overweighting in loans rated BB- and above and underweighting in loans rated CCC and distressed, detracted from Fund performance relative to the index during the review period. For the six-month period ended April 30, 2014, distressed loans, which consist of loans rated CC, C and default, had the highest total returns, followed by loans rated CCC and B, according to the CS LLI.1 The upper tier of the index, which includes loans rated BB, had the lowest performance. One distressed issuer, a publisher of educational materials that the Fund did not own, contributed significantly to index performance during the period. The issuer’s default was the largest default by volume in 2013, and prices for its term loans traded higher following an agreement with loan investors that allowed the company to emerge from bankruptcy. In addition, one of the market’s largest issuers, the aforementioned electric utility in the lower tier segment, contributed to index performance amid investor expectations of a higher recovery of principal following its bankruptcy filing.

We invested in a select number of higher yielding loans based on our favorable outlook on loan defaults and in an attempt to lower volatility by seeking to limit spread duration and reduce the possible impact of higher Treasury yields. Our largest investments during the period reflected this strategy and included new issuers that sought to take advantage of stronger primary market conditions for deals related to M&A and dividend recapitalizations. William Morris Endeavor Entertainment, a global talent, entertainment and media company, launched new term loans to finance the company’s acquisition of IMG Worldwide Holdings. We invested in the first- and second-lien term loans largely because of the issuer’s market-leading position as a talent agency in the entertainment industry with key relationships with content owners, sponsors and broadcasters, as well as the company’s revenue diversification and free cash flow generation. We also invested in the term loans of Millennium Laboratories, a leading specialty laboratory focused on toxicology testing and monitoring. We liked the company’s leading market position, free cash flow generation, its U.S. and international growth prospects and the industry’s barriers to entry.

16 | Semiannual Report

Thank you for your continued participation in Franklin Floating Rate Daily Access Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Effective June 1, 2013, Justin Ma joined the portfolio management team. Mr. Ma is an assistant portfolio manager for Franklin Advisers’ Floating Rate Debt Group and is also a member of the Investment Committee. Mr. Ma joined Franklin Templeton in 2006 as a member of the Futures Program and joined the Floating Rate Debt Group as a portfolio analyst in 2008.

The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Copyright © 2014 CREDIT SUISSE GROUP AG and/or its affiliates. All rights reserved.
2. The London Interbank Offered Rate (LIBOR) is the interest rate banks charge each other for loans. LIBOR is a widely used benchmark for short-term interest rates.

Semiannual Report | 17

Performance Summary as of 4/30/14

Franklin Floating Rate Daily Access Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	4/30/14	10/31/13		Change
A (FAFRX)	$9.16	$9.20	-$	0.04
C (FCFRX)	$9.17	$9.20	-$	0.03
R6 (n/a)	$9.17	$9.21	-$	0.04
Advisor (FDAAX)	$9.17	$9.20	-$	0.03

Distributions
Share Class	Dividend Income
A (11/1/13–4/30/14)	$0.159519
C (11/1/13–4/30/14)	$0.141382
R6 (11/1/13–4/30/14)	$0.173604
Advisor (11/1/13–4/30/14)	$0.171059

18 | Semiannual Report

Performance Summary (continued)

Performance as of 4/30/141

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]		Total Return (3/31/14)[4]	(with waiver)	(without waiver)
A							0.85%	0.87%
6-Month	+	1.30%		-0.96%
1-Year	+	2.98%	+	0.68%	+	1.25%
5-Year	+	42.25%	+	6.82%	+	7.95%
10-Year	+	42.68%	+	3.39%	+	3.42%
C							1.25%	1.27%
6-Month	+	1.22%	+	0.22%
1-Year	+	2.68%	+	1.68%	+	2.15%
5-Year	+	39.60%	+	6.90%	+	8.03%
10-Year	+	37.28%	+	3.22%	+	3.26%
R6							0.53%	0.55%
6-Month	+	1.57%	+	1.57%
Since Inception (5/1/13)[6]	+	3.40%	+	3.40%	+	4.30%
Advisor							0.60%	0.62%
6-Month	+	1.54%	+	1.54%
1-Year	+	3.35%	+	3.35%	+	3.83%
5-Year	+	44.19%	+	7.59%	+	8.70%
10-Year	+	46.44%	+	3.89%	+	3.93%

	Distribution	30-Day Standardized Yield[8]
Share Class	Rate[7]	(with waiver)	(without waiver)
A	3.38%	3.12%	3.10%
C	3.05%	2.78%	2.77%
R6	3.74%	3.49%	3.46%
Advisor	3.70%	3.44%	3.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

Semiannual Report | 19

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions. The Fund should not be considered an alternative to money market funds or certificates of deposit (CDs). The floating rate loans and debt securities in which the Fund invests tend to be rated below investment grade. Investing in higher yielding, lower rated, floating rate loans and debt securities involves greater risk of default, which could result in loss of principal — a risk that may be heightened in a slowing economy. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the man-
ager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Performance shown is not annualized.
7. Distribution rate is based on an annualization of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for
Classes C, R6 and Advisor) per share on 4/30/14.
8. The 30-day standardized yield for the 30 days ended 4/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

20 | Semiannual Report

Your Fund’s Expenses

Franklin Floating Rate Daily Access Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13– 4/30/14
A
Actual	$1,000	$1,013.00	$3.99
Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01
C
Actual	$1,000	$1,012.20	$5.99
Hypothetical (5% return before expenses)	$1,000	$1,018.84	$6.01
R6
Actual	$1,000	$1,015.70	$2.45
Hypothetical (5% return before expenses)	$1,000	$1,022.36	$2.46
Advisor
Actual	$1,000	$1,015.40	$2.75
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.80%; C: 1.20%;
R6: 0.49%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

22 | Semiannual Report

Franklin Low Duration Total Return Fund

Your Fund’s Goal and Main Investments: Franklin Low Duration Total Return Fund seeks as high a level of current income as is consistent with prudent investing, while seeking capital preservation. The Fund invests primarily in investment-grade debt securities, including government and corporate debt securities and mortgage- and asset-backed securities, targeting an estimated average portfolio duration of three years or less.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Low Duration Total Return Fund’s semiannual report for the period ended April 30, 2014.

Performance Overview

Franklin Low Duration Total Return Fund – Class A delivered a +0.80% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Barclays U.S. Government/Credit Index: 1-3 Year Component, which tracks public obligations of the U.S. Treasury with one to three years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government, posted a +0.40% total return.1, 2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 27.

Investment Strategy

We seek to invest in a combination of fixed income securities, primarily from across the investment-grade debt universe. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities across the entire fixed income opportunity set, on a relative basis. When making investment decisions, we evaluate business cycles, yield curves, and values between and within markets. Through a low duration portfolio, we seek to position the Fund to be less affected by interest rate changes than a fund with a higher duration. In addition, we may use derivative transactions, such as forwards, futures contracts and swap agreements, to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 71.

Semiannual Report | 23

Dividend Distributions*
Franklin Low Duration Total Return Fund
11/1/13–4/30/14
		Dividend per Share (cents)
Month	Class A	Class C	Class R6	Advisor Class
November	1.3840	1.1494	1.6042	1.5348
December**	4.0621	3.7271	4.3677	4.2765
January	1.6969	1.3829	1.9825	1.8969
February	1.6274	1.3608	1.8789	1.7980
March	1.3555	1.0715	1.6401	1.5402
April	0.9812	0.7027	1.2517	1.1585
Total	11.1071	9.3944	12.7251	12.2049

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
**Includes an additional 2.02 cent per share distribution to meet excise tax requirements.

Manager’s Discussion

During the reporting period, economic indicators broadly supported the U.S. economy’s modest recovery. Much of the U.S. economic data released during the first quarter of 2014 was softer than many observers predicted and likely reflected the transitory effects of severe winter weather across much of the nation. U.S. economic data released near period-end, however, reflected a mild rebound that occurred after the sustained period of cold weather ended. However, despite the soft patch, employment data generally indicated the labor market continued to improve. Consumers’ financial situations in the fourth quarter of 2013 also continued to show meaningful improvement, which we thought could support consumption trends. Retail sales in March exceeded expectations, which suggested to us that consumer activity could recover from the weakness early in 2014. Although housing data were mixed, the housing market showed signs of recovery during the period after the effects of the severe winter and 2013’s higher mortgage rates subsided. Although consumer price inflation recently began to rise, it remained below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.

In a sign of more confidence in the economic outlook, the Fed revised its quantitative easing policy by reducing its monthly asset purchases starting in January. The reduction was split evenly between mortgage-backed securities (MBS) and Treasuries. The Fed also reiterated that it was not following a “preset course” and emphasized that future decisions would continue to be “contingent” on new economic data.

24 | Semiannual Report

Most fixed income sectors delivered positive performance during the period and outperformed similar-duration U.S. Treasuries. Investors’ continued search for yield helped high yield bonds post among the best absolute performance during the period, as measured by the Barclays U.S. Corporate High Yield Index,2 which tracks below-investment-grade bonds. Several other major fixed income sectors delivered positive returns as well, including U.S. investment-grade corporate bonds, U.S. dollar-denominated emerging market bonds, commercial mortgage-backed securities (CMBS), agency residential MBS (RMBS), asset-backed securities and U.S. Treasury Inflation Protected Securities (TIPS).

During the period, the Fund’s corporate credit holdings, including high yield bonds and investment-grade debt, provided a strong boost to performance. The Fund’s security selection in CMBS provided a particularly strong boost to performance. Our non-agency RMBS positions were also beneficial to returns. For many of our non-U.S. dollar-denominated bonds, yield curve movements in non-U.S. markets had a positive impact on performance. In contrast, U.S. yield curve movements and foreign currencies detracted from results.

At period-end, we were overweighted compared to the benchmark in many of the credit sectors, including corporate credit and securitized products, based on our belief that valuations remained relatively attractive on a longer term basis. Over the period, we decreased our exposure to high yield and other forms of corporate credit as well as CMBS as yield spreads had become less attractive to us. We reduced our exposure to certain Treasury positions as we believed the two-year part of the yield curve might experience volatility in the near term.We maintained significant exposure to international bonds and currencies.

The portfolio utilized derivatives, including credit default and currency swaps, currency forwards, Treasury futures, and currency, interest rate swap and credit default swap options, principally as a tool for efficient portfolio management and to manage overall portfolio risk. These derivative transactions may provide the same, or similar, net long or short exposure to select currencies, interest rates, countries, duration or credit risks in a less expensive way than by directly purchasing securities. In those markets where portfolio securities are readily available, the cost difference in normal market conditions may be small.

Portfolio Breakdown
Franklin Low Duration Total Return Fund
Based on Total Net Assets as of 4/30/14

Corporate Bonds
32.9%
Asset-Backed & Commercial
Mortgage-Backed Securities
18.8%
U.S. Government & Agency Securities
8.4%
Senior Floating Rate Interests
6.0%
Mortgage-Backed Securities
4.5%
Foreign Government & Agency Securities
4.3%
Municipal Bonds
1.2%
Common Stocks and Exchange-Traded Funds
0.8%
Short-Term Investments & Other Net Assets
23.1%

Semiannual Report | 25

Thank you for your continued participation in Franklin Low Duration Total Return Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

26 | Semiannual Report

Performance Summary as of 4/30/14

Franklin Low Duration Total Return Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	4/30/14	10/31/13		Change
A (FLDAX)	$10.13	$10.16	-$	0.03
C (FLDCX)	$10.13	$10.16	-$	0.03
R6 (n/a)	$10.16	$10.19	-$	0.03
Advisor (FLDZX)	$10.16	$10.19	-$	0.03

Distributions
Share Class	Dividend Income
A (11/1/13–4/30/14)	$0.111071
C (11/1/13–4/30/14)	$0.093944
R6 (11/1/13–4/30/14)	$0.127251
Advisor (11/1/13–4/30/14)	$0.122049

Semiannual Report | 27

Performance Summary (continued)

Performance as of 4/30/141

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual	Total Annual Operating Expenses[5]
Share Class	Total Return[2]	Total Return[3]	Total Return (3/31/14)[4]	(with waiver)	(without waiver)
A				0.80%	0.98%
6-Month	+0.80%	-1.43%
1-Year	+0.99%	-1.32%	-1.14%
5-Year	+17.86%	+2.87%	+3.06%
Since Inception (11/17/04)	+38.21%	+3.24%	+3.25%
C				1.20%	1.38%
6-Month	+0.63%	-0.36%
1-Year	+0.64%	-0.34%	-0.26%
Since Inception (10/1/12)	+1.78%	+1.13%	+1.07%
R6				0.44%	0.62%
6-Month	+0.96%	+0.96%
Since Inception (5/1/13)[6]	+1.40%	+1.40%	+1.17%
Advisor[7]				0.55%	0.73%
6-Month	+0.91%	+0.91%
1-Year	+1.30%	+1.30%	+1.50%
5-Year	+19.53%	+3.63%	+3.81%
Since Inception (11/17/04)	+40.46%	+3.66%	+3.68%

	Distribution	30-Day Standardized Yield[9]
Share Class	Rate[8]	(with waiver)	(without waiver)
A	1.14%	0.86%	0.74%
C	0.83%	0.49%	0.36%
R6	1.48%	1.26%	1.14%
Advisor	1.37%	1.13%	1.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

28 | Semiannual Report

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Some derivatives are particularly sensitive to changes in interest rates. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 2/28/15 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Performance shown is not annualized.
7. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for peri-
ods after 5/15/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +23.40% and +3.59%.
8. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Classes C, R6 and Advisor) per share on 4/30/14.
9. The 30-day standardized yield for the 30 days ended 4/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

Semiannual Report | 29

Your Fund’s Expenses

Franklin Low Duration Total Return Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

30 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13– 4/30/14
A
Actual	$1,000	$1,008.00	$3.98
Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01
C
Actual	$1,000	$1,006.30	$5.97
Hypothetical (5% return before expenses)	$1,000	$1,018.84	$6.01
R6
Actual	$1,000	$1,009.60	$2.14
Hypothetical (5% return before expenses)	$1,000	$1,022.66	$2.16
Advisor
Actual	$1,000	$1,009.10	$2.74
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.80%; C: 1.20%;
R6: 0.43%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 31

Franklin Total Return Fund

Your Fund’s Goals and Main Investments: Franklin Total Return Fund seeks to provide investors with high current income consistent with preservation of capital. Capital appreciation over the long term is a secondary goal. The Fund invests at least 80% of its assets in investment-grade debt securities. The Fund currently focuses on government and corporate debt securities and mortgage- and asset-backed securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

We are pleased to bring you Franklin Total Return Fund’s semiannual report for the period ended April 30, 2014.

Performance Overview

Franklin Total Return Fund – Class A delivered a +2.29% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Barclays U.S. Aggregate Index, which measures the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities, posted a +1.74% total return.1, 2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 36.

Investment Strategy

We seek to invest in a combination of fixed income securities, predominantly from across the investment-grade debt universe. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities, across the entire fixed income opportunity set, on a relative basis. The Fund may also invest up to 20% of its total assets in noninvestment-grade debt securities. In addition, we may use derivative transactions, such as forwards, futures contracts and swap agreements, to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks.

Manager’s Discussion

During the reporting period, economic indicators broadly supported the U.S. economy’s modest recovery. Much of the U.S. economic data released during the first quarter of 2014 was softer than many observers predicted and likely reflected the transitory effects of severe winter weather across much of the

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 101.

32 | Semiannual Report

Portfolio Breakdown
Franklin Total Return Fund
Based on Total Investments
Sector	4/30/14
Corporate Bonds	29.7%
Mortgage-Backed Securities	17.2%
U.S. Government & Agency Securities	16.7%
Asset-Backed & Commercial Mortgage-Backed Securities	10.8%
Foreign Government & Agency Securities	7.7%
Municipal Bonds	4.4%
Senior Floating Rate Interests	3.6%
Preferred Stocks	0.4%
Common Stocks	0.1%
Escrow Accounts/Litigation Trusts	0.0%*
Options Purchased	0.0%*
Short-Term Investments	9.4%

*Rounds to less than 0.1% of total investments.

nation. U.S. economic data released near period-end, however, reflected a mild rebound that occurred after the sustained period of cold weather ended. However, despite the soft patch, employment data generally indicated the labor market continued to improve. Consumers’ financial situations in the fourth quarter of 2013 also continued to show meaningful improvement, which we thought could support consumption trends. Retail sales in March exceeded expectations, which suggested to us that consumer activity could recover from the weakness early in 2014. Although housing data were mixed, the housing market showed signs of recovery during the period after the effects of the severe winter and 2013’s higher mortgage rates subsided. Although consumer price inflation recently began to rise, it remained below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.

In a sign of more confidence in the economic outlook, the Fed revised its quantitative easing policy by reducing its monthly asset purchases starting in January. The reduction was split evenly between mortgage-backed securities (MBS) and Treasuries. The Fed also reiterated that it was not following a “preset course” and emphasized that future decisions would continue to be “contingent” on new economic data.

Most credit sectors delivered positive performance during the period and outperformed similar-duration U.S. Treasuries. Investors’ continued search for yield helped high yield bonds post among the best absolute performance during the period, as measured by the Barclays U.S. Corporate High Yield Index,2

Semiannual Report | 33

Dividend Distributions*
Franklin Total Return Fund
11/1/13–4/30/14
		Dividend per Share (cents)
Month	Class A	Class C	Class R	Class R6	Advisor Class
November	3.1726	2.8505	2.9730	3.4738	3.3784
December**	10.1921	9.8496	9.9776	10.5203	10.4106
January	3.0305	2.7034	2.8255	3.3340	3.2412
February	2.0258	1.7503	1.8540	2.2945	2.2003
March	2.3745	2.0663	2.1813	2.6855	2.5714
April	1.7399	1.5177	1.6012	2.0089	1.8817
Total	22.5354	20.7378	21.4126	24.3170	23.6836

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual dis-
tributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
**Includes an additional 7.02 cent per share distribution to meet excise tax requirements.

which tracks below-investment-grade bonds. Several other major fixed income sectors delivered positive returns as well, including U.S. investment-grade corporate bonds, U.S. dollar-denominated emerging market bonds, commercial mortgage-backed securities (CMBS), agency residential MBS (RMBS), asset-backed securities and U.S. Treasury Inflation Protected Securities (TIPS).

During the period, the Fund’s corporate credit holdings, including high yield bonds and investment-grade debt, provided a strong boost to performance. Our underweighted allocation to agency MBS aided results as did our security selection within the sector. The Fund’s security selection in CMBS provided a particularly strong boost to performance. Our non-agency RMBS and municipal bond positions were also beneficial to returns. For many of our non-U.S. dollar-denominated bonds, yield curve movements in non-U.S. markets had a positive impact on performance. In contrast, U.S. yield curve movements and foreign currencies detracted from results.

At period-end, we were slightly overweighted compared to the benchmark in many of the credit sectors, including corporate credit and securitized products, based on our belief that valuations remained relatively attractive on a longer term basis. Over the period, we decreased our exposure to high yield corporate securities and CMBS as yield spreads had become less attractive to us. We maintained significant exposure to international bonds and currencies.

The portfolio utilized derivatives, including credit default and currency swaps, currency forwards, Treasury futures, and currency and credit default swap options, principally as a tool for efficient portfolio management and to manage

34 | Semiannual Report

overall portfolio risk. These derivative transactions may provide the same, or similar, net long or short exposure to select currencies, interest rates, countries, duration or credit risks in a less expensive way than by directly purchasing securities. In those markets where portfolio securities are readily available, the cost difference in normal market conditions may be small.

Thank you for your continued participation in Franklin Total Return Fund.

We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

Semiannual Report | 35

Performance Summary as of 4/30/14

Franklin Total Return Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	4/30/14	10/31/13	Change
A (FKBAX)	$10.05	$10.05	$0.00
C (FCTLX)	$10.03	$10.03	$0.00
R (FTRRX)	$10.04	$10.04	$0.00
R6 (FRERX)	$10.07	$10.07	$0.00
Advisor (FBDAX)	$10.07	$10.07	$0.00

Distributions
Share Class	Dividend Income
A(11/1/13–4/30/14)	$0.225354
C(11/1/13–4/30/14)	$0.207378
R(11/1/13–4/30/14)	$0.214126
R6(11/1/13–4/30/14)	$0.243170
Advisor (11/1/13–4/30/14)	$0.236836

36 | Semiannual Report

Performance Summary (continued)

Performance as of 4/30/141

Cumulative total return excludes sales charges. Average annual total returns includes maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]		Total Return (3/31/14)[4]	(with waiver)	(without waiver)
A							0.89%	0.93%
6-Month	+	2.29%		-2.09%
1-Year	+	0.34%		-3.91%		-3.59%
5-Year	+	42.01%	+	6.33%	+	6.76%
10-Year	+	64.97%	+	4.68%	+	4.33%
C							1.29%	1.33%
6-Month	+	2.11%	+	1.11%
1-Year		-0.13%		-1.09%		-0.64%
5-Year	+	39.29%	+	6.85%	+	7.25%
10-Year	+	58.59%	+	4.72%	+	4.36%
R							1.14%	1.18%
6-Month	+	2.18%	+	2.18%
1-Year	+	0.01%	+	0.01%	+	0.48%
5-Year	+	40.25%	+	7.00%	+	7.42%
10-Year	+	61.07%	+	4.88%	+	4.52%
R6							0.48%	0.52%
6-Month	+	2.47%	+	2.47%
Since Inception (5/1/13)[6]	+	0.50%	+	0.50%		-0.39%
Advisor							0.64%	0.68%
6-Month	+	2.40%	+	2.40%
1-Year	+	0.48%	+	0.48%	+	0.96%
5-Year	+	43.78%	+	7.53%	+	7.96%
10-Year	+	69.12%	+	5.39%	+	5.04%

	Distribution	30-Day Standardized Yield[8]
Share Class	Rate[7]	(with waiver)	(without waiver)
A	1.99%	2.04%	1.98%
C	1.82%	1.74%	1.68%
R	1.91%	1.89%	1.83%
R6	2.39%	2.53%	2.52%
Advisor	2.24%	2.38%	2.32%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

Semiannual Report | 37

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investing in derivative securities such as financial futures and option contracts involves special risks. The risks associated with higher yielding, lower rated securities (commonly called junk bonds) include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Investing in derivative securities, such as financial futures and option contracts, and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 2/28/15 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Performance shown is not annualized.
7. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Classes C, R, R6 and Advisor) per share on 4/30/14.
8. The 30-day standardized yield for the 30 days ended 4/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

38 | Semiannual Report

Your Fund’s Expenses

Franklin Total Return Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 39

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13– 4/30/14
A
Actual	$1,000	$1,022.90	$4.41
Hypothetical (5% return before expenses)	$1,000	$1,020.43	$4.41
C
Actual	$1,000	$1,021.10	$6.41
Hypothetical (5% return before expenses)	$1,000	$1,018.45	$6.41
R
Actual	$1,000	$1,021.80	$5.66
Hypothetical (5% return before expenses)	$1,000	$1,019.19	$5.66
R6
Actual	$1,000	$1,013.60	$2.50
Hypothetical (5% return before expenses)	$1,000	$1,022.32	$2.51
Advisor
Actual	$1,000	$1,024.00	$3.16
Hypothetical (5% return before expenses)	$1,000	$1,021.67	$3.16

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.88%; C: 1.28%;
R: 1.13%; R6: 0.50%; and Advisor: 0.63%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

40 | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights

Franklin Adjustable U.S. Government Securities Fund
	Six Months Ended
	April 30, 2014			Year Ended October 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$8.72	$8.90	$8.84	$8.90	$8.96	$8.86
Income from investment operations[a]:
Net investment income	0.026	0.048	0.078	0.103	0.109	0.239
Net realized and unrealized gains
(losses)	(0.001)	(0.098)	0.117	0.011	0.073	0.120
Total from investment operations	0.025	(0.050)	0.195	0.114	0.182	0.359
Less distributions from net investment
income	(0.055)	(0.130)	(0.135)	(0.174)	(0.242)	(0.259)
Net asset value, end of period	$8.69	$8.72	$8.90	$8.84	$8.90	$8.96

Total return[b]	0.40%	(0.56)%	2.22%	1.30%	2.06%	4.10%

Ratios to average net assets[c]
Expenses	0.92%[d,e]	0.87%	0.87%	0.86%	0.86%	0.87%[e]
Net investment income	0.60%	0.63%	0.91%	1.16%	1.24%	2.48%

Supplemental data
Net assets, end of period (000’s)	$992,054	$1,105,674	$1,308,971	$1,470,029	$1,536,981	$1,375,234
Portfolio turnover rate	0.03%	8.66%	9.69%	19.65%	43.37%	22.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of waiver and payment by affiliate rounds to less than 0.01%.
eBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 41

Franklin Investors Securities Trust
Financial Highlights (continued)

Franklin Adjustable U.S. Government Securities Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.71	$8.90	$8.83	$8.89	$8.96	$8.86
Income from investment operations[a]:
Net investment income	0.009	0.006	0.042	0.064	0.087	0.206
Net realized and unrealized gains (losses)	0.009	(0.101)	0.128	0.015	0.049	0.117
Total from investment operations	0.018	(0.095)	0.170	0.079	0.136	0.323
Less distributions from net investment income	(0.038)	(0.095)	(0.100)	(0.139)	(0.206)	(0.223)
Net asset value, end of period	$8.69	$8.71	$8.90	$8.83	$8.89	$8.96

Total return[b]	0.20%	(1.07)%	1.93%	0.89%	1.53%	3.69%

Ratios to average net assets[c]
Expenses	1.32%[d,e]	1.27%	1.27%	1.26%	1.26%	1.27%[e]
Net investment income	0.20%	0.23%	0.51%	0.76%	0.84%	2.08%

Supplemental data
Net assets, end of period (000’s)	$499,140	$603,067	$794,201	$856,366	$956,002	$596,640
Portfolio turnover rate	0.03%	8.66%	9.69%	19.65%	43.37%	22.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of waiver and payment by affiliate rounds to less than 0.01%.
eBenefit of expense reduction rounds to less than 0.01%.

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Adjustable U.S. Government Securities Fund
	Six Months Ended	Period Ended
	April 30, 2014	October 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.73	$8.72
Income from investment operations[b]:
Net investment income	0.039	0.008
Net realized and unrealized gains (losses)	0.010	0.018
Total from investment operations	0.049	0.026
Less distributions from net investment income	(0.069)	(0.016)
Net asset value, end of period	$8.71	$8.73

Total return[c]	0.57%	0.30%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.59%[e,f]	0.53%
Expenses net of waiver and payments by affiliates	0.58%[e]	0.53%
Net investment income	0.94%	0.97%

Supplemental data
Net assets, end of period (000’s)	$544	$335
Portfolio turnover rate	0.03%	8.66%

aFor the period September 20, 2013 (effective date) to October 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

Franklin Investors Securities Trust
Financial Highlights (continued)

Franklin Adjustable U.S. Government Securities Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.73	$8.91	$8.85	$8.91	$8.97	$8.87
Income from investment operations[a]:
Net investment income	0.037	0.073	0.107	0.139	0.181	0.267
Net realized and unrealized gains (losses)	(0.001)	(0.101)	0.111	(0.002)	0.024	0.115
Total from investment operations	0.036	(0.028)	0.218	0.137	0.205	0.382
Less distributions from net investment income	(0.066)	(0.152)	(0.158)	(0.197)	(0.265)	(0.282)
Net asset value, end of period	$8.70	$8.73	$8.91	$8.85	$8.91	$8.97

Total return[b]	0.41%	(0.31)%	2.48%	1.55%	2.31%	4.36%

Ratios to average net assets[c]
Expenses	0.67%[d,e]	0.62%	0.62%	0.61%	0.61%	0.62%[e]
Net investment income	0.85%	0.88%	1.16%	1.41%	1.49%	2.73%

Supplemental data
Net assets, end of period (000’s)	$362,243	$411,228	$437,540	$489,675	$368,400	$87,296
Portfolio turnover rate	0.03%	8.66%	9.69%	19.65%	43.37%	22.45%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of waiver and payment by affiliate rounds to less than 0.01%.
eBenefit of expense reduction rounds to less than 0.01%.

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $23,211) 0.0%†
[a]Travelers Mortgage Services Inc., 1998-5A, A, FRN, 2.53%, 12/25/18	$ 22,819	$ 22,887
Mortgage-Backed Securities 94.2%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 21.8%
FHLMC, 1.904%, 4/01/36	11,234,750	11,976,044
FHLMC, 2.015%, 9/01/35	19,474,781	20,549,920
FHLMC, 2.03%, 4/01/35	15,601,734	16,503,726
FHLMC, 2.111%, 1/01/36	10,129,321	10,774,865
FHLMC, 0.757% - 2.215%, 2/01/15 - 4/01/42	15,997,398	16,838,527
FHLMC, 2.354%, 12/01/35	12,554,195	13,447,805
FHLMC, 2.216% - 2.354%, 11/01/16 - 1/01/38	16,803,414	17,857,267
FHLMC, 2.372%, 11/01/36	11,362,888	12,057,413
FHLMC, 2.355% - 2.381%, 3/01/18 - 9/01/41	15,243,612	16,195,095
FHLMC, 2.383%, 9/01/36	10,063,037	10,745,192
FHLMC, 2.389%, 2/01/36	9,103,706	9,702,431
FHLMC, 2.381% - 2.40%, 11/01/17 - 10/01/41	16,693,289	17,731,269
FHLMC, 2.423%, 11/01/35	8,876,990	9,360,709
FHLMC, 2.40% - 2.437%, 11/01/17 - 3/01/38	14,842,811	15,800,171
FHLMC, 2.437% - 2.452%, 11/01/27 - 2/01/39	15,514,175	16,515,314
FHLMC, 2.466%, 3/01/37	8,617,336	9,171,354
FHLMC, 2.482%, 11/01/37	13,620,425	14,453,929
FHLMC, 2.452% - 2.495%, 9/01/15 - 3/01/38	17,267,280	18,361,426
FHLMC, 2.516%, 9/01/38	11,434,569	12,184,331
FHLMC, 2.498% - 2.521%, 4/01/19 - 6/01/38	16,737,742	17,893,773
FHLMC, 2.523% - 2.538%, 11/01/29 - 8/01/38	17,041,019	18,232,480
FHLMC, 2.544%, 9/01/37	17,815,262	18,934,331
FHLMC, 2.611%, 6/01/37	18,653,840	19,956,715
FHLMC, 2.538% - 2.63%, 11/01/18 - 5/01/41	14,571,919	15,581,435
FHLMC, 2.733%, 1/01/37	10,642,414	11,425,390
FHLMC, 2.631% - 2.825%, 10/01/18 - 9/01/37	17,179,106	18,257,908
FHLMC, 2.828% - 7.483%, 5/01/15 - 11/01/40	12,151,500	12,877,185
		403,386,005
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 71.5%
FNMA, 0.848% - 1.679%, 6/01/15 - 10/01/44	17,673,546	18,377,622
FNMA, 1.688% - 1.791%, 12/01/15 - 2/01/37	17,223,111	18,010,980
FNMA, 1.848%, 1/01/35	9,954,509	10,622,761
FNMA, 1.793% - 1.886%, 7/01/14 - 7/01/37	17,428,036	18,466,587
FNMA, 1.892%, 12/01/34	22,748,278	24,231,200
FNMA, 1.922%, 3/01/35	12,275,147	13,128,392
FNMA, 1.888% - 1.923%, 1/01/23 - 3/01/43	17,371,970	18,375,905
FNMA, 1.925%, 5/01/35	10,690,477	11,374,674
FNMA, 1.925% - 1.95%, 2/01/16 - 2/01/39	16,954,241	17,868,397
FNMA, 1.951%, 1/01/36	8,939,883	9,486,485
FNMA, 1.952% - 1.968%, 12/01/17 - 11/01/40	17,380,037	18,473,753
FNMA, 1.969% - 2.011%, 8/01/14 - 11/01/36	17,256,061	18,224,577
FNMA, 2.021%, 4/01/36	8,406,869	8,862,471
FNMA, 2.011% - 2.03%, 10/01/17 - 6/01/37	16,527,205	17,465,452
FNMA, 2.03% - 2.055%, 5/01/21 - 3/01/42	17,490,455	18,406,278
FNMA, 2.055% - 2.088%, 10/01/15 - 4/01/38	15,939,368	16,879,843
	Semiannual Report | 45

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)
[a]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.102%, 2/01/36	$14,475,239	$15,296,146
FNMA, 2.089% - 2.117%, 3/01/18 - 10/01/37	17,387,229	18,454,804
FNMA, 2.120%, 8/01/36	7,980,643	8,375,688
FNMA, 2.117% - 2.142%, 11/01/17 - 2/01/37	11,316,138	11,888,560
FNMA, 2.138%, 2/01/36	8,141,865	8,604,386
FNMA, 2.157%, 5/01/39	18,691,404	19,653,584
FNMA, 2.142% - 2.162%, 6/01/19 - 5/01/38	16,236,249	17,167,289
FNMA, 2.162% - 2.174%, 1/01/19 - 4/01/38	17,384,109	18,448,726
FNMA, 2.177% - 2.192%, 3/01/19 - 4/01/38	16,485,483	17,501,979
FNMA, 2.192% - 2.21%, 4/01/18 - 1/01/37	16,217,967	17,306,881
FNMA, 2.21% - 2.223%, 3/01/19 - 12/01/39	17,332,125	18,330,321
FNMA, 2.223% - 2.233%, 3/01/18 - 12/01/38	16,143,914	17,159,153
FNMA, 2.239%, 1/01/36	17,944,421	19,052,208
FNMA, 2.234% - 2.245%, 6/01/18 - 11/01/35	17,245,476	18,321,328
FNMA, 2.251%, 1/01/37	8,314,074	8,836,350
FNMA, 2.245% - 2.252%, 7/01/17 - 3/01/38	12,907,711	13,728,787
FNMA, 2.259%, 11/01/34	12,644,813	13,411,948
FNMA, 2.252% - 2.261%, 12/01/27 - 4/01/38	15,700,365	16,624,148
FNMA, 2.261% - 2.267%, 7/01/24 - 9/01/39	15,504,085	16,429,979
FNMA, 2.267% - 2.272%, 3/01/30 - 8/01/37	17,407,044	18,469,714
FNMA, 2.274%, 8/01/39	15,586,313	16,473,594
FNMA, 2.272% - 2.278%, 3/01/25 - 3/01/39	17,215,986	18,326,957
FNMA, 2.279%, 1/01/39	12,512,341	13,250,580
FNMA, 2.283%, 2/01/36	13,864,692	14,700,194
FNMA, 2.29%, 1/01/38	12,325,847	13,200,934
FNMA, 2.278% - 2.29%, 9/01/15 - 11/01/39	17,337,196	18,413,094
FNMA, 2.297%, 3/01/35	20,255,791	21,461,833
FNMA, 2.29% - 2.30%, 4/01/19 - 5/01/38	16,690,101	17,756,371
FNMA, 2.30% - 2.31%, 6/01/27 - 3/01/38	15,606,450	16,595,712
FNMA, 2.31% - 2.315%, 4/01/18 - 10/01/37	16,080,234	17,137,587
FNMA, 2.322%, 10/01/35	9,951,737	10,577,650
FNMA, 2.315% - 2.333%, 3/01/19 - 3/01/41	17,357,001	18,419,218
FNMA, 2.333% - 2.345%, 2/01/18 - 3/01/38	17,215,295	18,317,445
FNMA, 2.352%, 9/01/35	10,496,153	11,193,839
FNMA, 2.345% - 2.361%, 8/01/27 - 5/01/38	16,228,230	17,257,000
FNMA, 2.366%, 5/01/38	9,223,504	9,782,941
FNMA, 2.373%, 9/01/39	9,334,012	9,919,386
FNMA, 2.375%, 9/01/36	13,110,133	13,949,418
FNMA, 2.362% - 2.375%, 11/01/18 - 7/01/40	17,381,988	18,469,667
FNMA, 2.376%, 8/01/35	8,795,605	9,385,267
FNMA, 2.375% - 2.388%, 7/01/18 - 9/01/39	14,872,065	15,804,443
FNMA, 2.391%, 2/01/37	11,628,926	12,421,055
FNMA, 2.388% - 2.395%, 8/01/22 - 2/01/43	17,340,045	18,418,638
FNMA, 2.401%, 11/01/34	11,842,244	12,597,087
FNMA, 2.395% - 2.402%, 8/01/18 - 1/01/40	17,208,882	18,282,834
FNMA, 2.405%, 12/01/36	17,084,511	18,153,642
FNMA, 2.406%, 11/01/37	20,732,300	22,014,562
FNMA, 2.42%, 10/01/34	8,366,882	8,906,144
FNMA, 2.404% - 2.42%, 7/01/19 - 9/01/38	17,202,325	18,299,390

46 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)
[a]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.423%, 11/01/35	$8,951,014	$9,519,164
FNMA, 2.42% - 2.425%, 1/01/19 - 11/01/36	12,971,196	13,783,895
FNMA, 2.435%, 3/01/35	9,229,384	9,875,009
FNMA, 2.425% - 2.438%, 6/01/20 - 3/01/38	17,245,549	18,362,666
FNMA, 2.439% - 2.45%, 9/01/17 - 8/01/37	15,771,668	16,856,245
FNMA, 2.45% - 2.465%, 12/01/23 - 9/01/36	17,052,563	18,231,370
FNMA, 2.467%, 1/01/36	11,758,137	12,601,262
FNMA, 2.465% - 2.473%, 7/01/17 - 9/01/37	15,010,807	15,956,851
FNMA, 2.473% - 2.48%, 7/01/17 - 11/01/38	16,104,100	17,171,760
FNMA, 2.48% - 2.483%, 2/01/29 - 1/01/45	15,325,325	16,300,794
FNMA, 2.483% - 2.50%, 6/01/17 - 11/01/44	16,809,553	17,898,457
FNMA, 2.50% - 2.518%, 12/01/28 - 1/01/39	16,934,134	18,023,480
FNMA, 2.521%, 1/01/37	13,664,551	14,560,956
FNMA, 2.538%, 7/01/46	15,084,164	16,258,765
FNMA, 2.52% - 2.544%, 10/01/16 - 8/01/39	17,135,352	18,206,685
FNMA, 2.545% - 2.623%, 11/01/17 - 5/01/45	17,091,451	18,276,174
FNMA, 2.625% - 2.845%, 3/01/16 - 10/01/36	17,458,795	18,454,173
FNMA, 2.855% - 3.099%, 11/01/16 - 11/01/46	15,765,660	16,689,590
FNMA, 3.10% - 9.095%, 7/01/14 - 4/01/41	16,209,063	17,132,543
		1,324,963,677
[a]Government National Mortgage Association (GNMA) Adjustable Rate 0.9%
GNMA, 1.625% - 3.00%, 3/20/16 - 5/20/36	16,704,571	17,385,723
Total Mortgage-Backed Securities (Cost $1,711,001,426)		1,745,735,405
Total Investments before Short Term Investments (Cost $1,711,024,637)		1,745,758,292

	Shares
Short Term Investments 5.5%
Money Market Funds (Cost $92,746,279) 5.0%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	92,746,279	92,746,279

	Principal Amount
Repurchase Agreements (Cost $10,244,802) 0.5%
[d]Joint Repurchase Agreement, 0.038%, 5/01/14 (Maturity Value $10,244,813)	$10,244,802	10,244,802
BNP Paribas Securities Corp. (Maturity Value $1,206,019)
Credit Suisse Securities (USA) LLC (Maturity Value $1,206,019)
Deutsche Bank Securities Inc. (Maturity Value $4,124,255)
HSBC Securities (USA) Inc. (Maturity Value $2,532,620)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,175,900)
Collateralized by U.S. Government Agency Securities, 0.00% - 6.25%, 6/11/14 - 7/15/32;
U.S. Government Agency Securities, Strips, 6/01/17; [e]U.S. Treasury Bills,
5/22/14 - 4/02/15; U.S. Treasury Bonds, 7.25% - 10.625%, 8/15/15 - 11/15/18;
U.S. Treasury Notes, 0.25% - 4.875%, 1/31/15 - 3/31/19; and U.S. Treasury Notes,
Index Linked, 0.125% - 2.625%, 7/15/14 - 1/15/19 (valued at $10,451,322)
Total Investments (Cost $1,814,015,718) 99.7%		1,848,749,373
Other Assets, less Liabilities 0.3%		5,231,632
Net Assets 100.0%		$1,853,981,005

	Semiannual Report | 47

Franklin Investors Securities Trust
Statement of Investments, April 30, 2014 (unaudited) (continued)
Franklin Adjustable U.S. Government Securities Fund

See Abbreviations on page 164.

†Rounds to less than 0.1% of net assets.
aThe coupon rate shown represents the rate at period end.
bNon-income producing.
cSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
dSee Note 1(c) regarding joint repurchase agreement.
eThe security is traded on a discount basis with no stated coupon rate.

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights

Franklin Floating Rate Daily Access Fund
	Six Months Ended
	April 30, 2014			Year Ended October 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$9.20	$9.11	$8.89	$9.11	$8.73	$7.66
Income from investment operations[a]:
Net investment income	0.159	0.333	0.403	0.418	0.370	0.292
Net realized and unrealized gains
(losses)	(0.039)	0.088	0.225	(0.220)	0.376	1.072
Total from investment operations	0.120	0.421	0.628	0.198	0.746	1.364
Less distributions from net investment
income	(0.160)	(0.331)	(0.408)	(0.418)	(0.366)	(0.294)
Net asset value, end of period	$9.16	$9.20	$9.11	$8.89	$9.11	$8.73

Total return[b]	1.30%	4.69%	7.22%	2.17%	8.69%	18.32%

Ratios to average net assets[c]
Expenses before waiver and payments
by affiliates	0.82%	0.83%	0.90%	0.89%	0.95%	0.96%
Expenses net of waiver and payments
by affiliates	0.80%[d]	0.83%[d,e]	0.90%	0.89%[d]	0.95%[d]	0.96%[d]
Net investment income	3.50%	3.60%	4.52%	4.56%	4.15%	3.66%

Supplemental data
Net assets, end of period (000’s)	$2,088,190	$1,991,138	$1,295,166	$1,246,489	$1,082,656	$955,944
Portfolio turnover rate	40.45%	42.72%	80.88%	126.99%	82.13%	51.46%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Floating Rate Daily Access Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.20	$9.11	$8.89	$9.11	$8.73	$7.67
Income from investment operations[a]:
Net investment income	0.141	0.296	0.368	0.380	0.334	0.260
Net realized and unrealized gains (losses)	(0.030)	0.088	0.224	(0.219)	0.376	1.062
Total from investment operations	0.111	0.384	0.592	0.161	0.710	1.322
Less distributions from net investment income	(0.141)	(0.294)	(0.372)	(0.381)	(0.330)	(0.262)
Net asset value, end of period	$9.17	$9.20	$9.11	$8.89	$9.11	$8.73

Total return[b]	1.22%	4.28%	6.79%	1.76%	8.26%	17.69%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	1.22%	1.23%	1.30%	1.29%	1.35%	1.36%
Expenses net of waiver and payments by
affiliates	1.20%[d]	1.23%[d,e]	1.30%	1.29%[d]	1.35%[d]	1.36%[d]
Net investment income	3.10%	3.20%	4.12%	4.16%	3.75%	3.26%

Supplemental data
Net assets, end of period (000’s)	$812,290	$765,839	$431,818	$423,309	$272,602	$209,897
Portfolio turnover rate	40.45%	42.72%	80.88%	126.99%	82.13%	51.46%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Floating Rate Daily Access Fund
	Six Months Ended	Period Ended
	April 30, 2014	October 31,
Class R6	(unaudited)	2013[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.21	$9.21
Income from investment operations[b]:
Net investment income	0.174	0.175
Net realized and unrealized gains (losses)	(0.040)	(0.001)
Total from investment operations	0.134	0.174
Less distributions from net investment income	(0.174)	(0.174)
Net asset value, end of period	$9.17	$9.21

Total return[c]	1.57%	1.80%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.51%	0.51%
Expenses net of waiver and payments by affiliates	0.49%[e]	0.51%[e,f]
Net investment income	3.80%	3.92%

Supplemental data
Net assets, end of period (000’s)	$909	$1,339
Portfolio turnover rate	40.45%	42.72%

aFor the period May 1, 2013 (effective date) to October 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payment by affiliate rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Floating Rate Daily Access Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.20	$9.11	$8.89	$9.11	$8.73	$7.66
Income from investment operations[a]:
Net investment income	0.171	0.355	0.426	0.442	0.393	0.312
Net realized and unrealized gains (losses)	(0.030)	0.089	0.225	(0.221)	0.375	1.071
Total from investment operations	0.141	0.444	0.651	0.221	0.768	1.383
Less distributions from net investment income	(0.171)	(0.354)	(0.431)	(0.441)	(0.388)	(0.313)
Net asset value, end of period	$9.17	$9.20	$9.11	$8.89	$9.11	$8.73

Total return[b]	1.54%	4.95%	7.49%	2.43%	8.84%	18.74%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.57%	0.58%	0.65%	0.64%	0.70%	0.71%
Expenses net of waiver and payments by
affiliates	0.55%[d]	0.58%[d,e]	0.65%	0.64%[d]	0.70%[d]	0.71%[d]
Net investment income	3.75%	3.85%	4.77%	4.81%	4.40%	3.91%

Supplemental data
Net assets, end of period (000’s)	$2,667,626	$2,374,914	$739,974	$524,938	$273,158	$186,816
Portfolio turnover rate	40.45%	42.72%	80.88%	126.99%	82.13%	51.46%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.

52 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Floating Rate Daily Access Fund	Country	Shares	Value
Common Stocks (Cost $—) 0.0%
Health Care Distributors 0.0%
[a,b]RoTech Medical Corp.	United States	26,267	$—

		Principal Amount*
Corporate Bonds (Cost $2,082,777) 0.0%†
Broadcasting 0.0%†
Clear Channel Communications Inc., senior secured note, first lien,
9.00%, 12/15/19	United States	$2,211,000	2,365,770
[c,d]Senior Floating Rate Interests 87.1%
Aerospace & Defense 2.9%
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	Luxembourg	4,068,452	4,078,623
AWAS Finance Luxembourg SA, Loans, 3.50%, 6/10/16	Ireland	8,147,012	8,167,380
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19	United States	24,580,913	24,703,817
Second Lien 2013 Replacement Term Loan, 9.50%, 11/30/19	United States	7,995,636	8,195,527
Delos Finance S.A.R.L. (ILFC), Loans, 3.50%, 3/06/21	United States	14,700,000	14,675,495
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	8,882,759	8,927,173
[e]Term B Loans, 4.50%, 4/09/20	United States	16,600,000	16,669,172
[f]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	810,222	782,367
Fly Funding II S.A.R.L., Loans, 4.50%, 8/09/19	Luxembourg	21,887,544	21,983,302
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	55,771,090	55,574,999
			163,757,855
Agricultural Products 0.2%
Allflex Holdings III Inc.,
Initial Term Loan, 4.25%, 7/17/20	United States	4,179,000	4,186,835
Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	6,160,000	6,231,869
			10,418,704
Airlines 1.4%
Air Canada, Term Loan, 5.50%, 9/26/19	Canada	16,521,818	16,841,928
American Airlines Inc., Class B Term Loan, 3.75%, 6/27/19	United States	39,238,550	39,201,783
Delta Air Lines Inc.,
Term Loan B, 3.50%, 4/20/17	United States	4,442,330	4,433,979
Term Loan B-1, 3.50%, 10/18/18	United States	11,998,125	11,968,130
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 6/30/17	United States	6,933,333	6,939,837
			79,385,657
Aluminum 0.2%
Novelis Inc., Term Loan, 3.75%, 3/10/17	Canada	9,675,218	9,669,171
Apparel Retail 0.4%
[e]The Men’s Wearhouse Inc., Term Loan B, 5.75%, 4/15/21	United States	20,845,000	20,816,338
Application Software 0.2%
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	10,122,494	10,099,212
Auto Parts & Equipment 3.3%
Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	27,465,796	27,482,962
ASP HHI Acquisition Co. Inc., Refinancing Term Loan, 5.00%,
10/05/18	United States	11,936,067	11,965,907

		Semiannual Report | 53

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Auto Parts & Equipment (continued)
August LuxUK Holding Co.,
Lux Second Lien, 10.50%, 4/27/19	Luxembourg	$3,045,163	$3,113,679
Lux Term B-1 Loan, 5.00%, 4/27/18	Luxembourg	5,323,454	5,350,071
August U.S. Holding Co. Inc.,
U.S. Second Lien, 10.50%, 4/27/19	United States	997,089	1,019,523
U.S. Term B-1 Loan, 5.00%, 4/27/18	United States	7,843,114	7,882,330
[e]CS Intermediate HoldCo 2 LLC, Term Loans, 5.25%, 4/04/21	United States	11,550,000	11,542,781
[e]Federal-Mogul Holdings Corp., Term Loan C, 6.00%, 4/15/21	United States	31,400,000	31,203,750
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	United States	1,014,035	968,404
Term Loan, 6.50%, 7/29/17	United States	11,675,062	11,684,788
Key Safety Systems Inc., Initial Term Loan, 4.75%, 5/10/18	United States	4,008,695	4,025,399
TI Group Automotive Systems LLC, Term Loan, 5.50%, 3/28/19	United States	16,701,877	16,801,053
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.00%,
4/23/20	United States	25,503,550	25,455,731
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	11,607,911	11,658,696
Veyance Technologies Inc. (Goodyear), Term Loan, 5.25%, 9/08/17	United States	12,183,699	12,210,272
			182,365,346
Automobile Manufacturers 0.2%
Chrysler Group LLC, Tranche B Term Loan, 3.50%, 5/24/17	United States	12,741,143	12,741,143
Biotechnology 0.2%
Alkermes Inc., 2019 Term Loan, 3.50%, 9/25/19	Ireland	10,701,692	10,692,777
Broadcasting 5.3%
Clear Channel Communications Inc.,
Tranche B Term Loan, 3.80%, 1/29/16	United States	6,054,365	6,009,781
Tranche C Term Loan, 3.80%, 1/29/16	United States	107,147	106,075
Tranche D Term Loan, 6.90%, 1/30/19	United States	44,223,287	43,924,779
Tranche E Term Loan, 7.65%, 7/30/19	United States	25,971,493	26,049,044
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	41,551,238	41,551,238
Entercom Radio LLC, Term Loan B-2, 4.00% - 5.25%, 11/23/18	United States	6,908,826	6,919,625
Grande Communications Networks LLC, Initial Term Loan, 4.50%,
5/31/20	United States	10,411,325	10,417,832
Gray Television Inc., Initial Term Loan, 4.50%, 10/12/19	United States	9,682,475	9,715,763
LIN Television Corp., Tranche B Term Loan, 4.00%, 12/21/18	United States	4,858,736	4,876,169
[e]Media General Inc., Term B Loan, 4.25%, 7/31/20	United States	30,263,842	30,367,677
Mission Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	6,509,818	6,501,628
Nexstar Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	7,382,236	7,372,949
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	35,233,523	35,806,068
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17	United States	17,930,935	18,014,996
Univision Communications Inc.,
First-Lien Term Loan, Add-on, 4.00%, 3/01/20	United States	12,089,735	12,039,006
Replacement First-Lien Term Loan, 4.00%, 3/01/20	United States	35,824,619	35,693,465
			295,366,095

54 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Building Products 1.0%
Air Distribution Technologies (Tomkins Air Distr.), First Lien Initial Term
Loan, 4.25%, 11/09/18	United States	$10,522,826	$10,544,744
Air Distribution Technologies (Tomkins Air Distribution), Second Lien
Initial Loan, 9.25%, 5/09/20	United States	7,921,154	8,030,070
NCI Building Systems Inc., Tranche B Term Loan, 4.25%, 6/24/19	United States	7,751,159	7,751,159
Quikrete Holdings Inc.,
First Lien Initial Loan, 4.00%, 9/26/20	United States	27,004,990	27,025,243
Second Lien Initial Loan, 7.00%, 3/26/21	United States	2,448,462	2,512,734
			55,863,950
Cable & Satellite 1.2%
Cequel Communications LLC, Term Loan, 3.50%, 2/14/19	United States	21,612,997	21,557,625
Midcontinent Communications, Term B Loan, 3.50% - 5.00%,
7/30/20	United States	11,771,494	11,761,688
TWCC Holding Corp., Second Lien Term Loan, 7.00%, 6/26/20	United States	16,350,250	16,302,556
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	17,260,000	17,138,248
			66,760,117
Casinos & Gaming 4.7%
Affinity Gaming LLC, Initial Term Loan, 4.25%, 11/09/17	United States	9,645,063	9,596,837
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20	United States	20,265,681	20,278,347
Caesars Entertainment Operating Co. Inc.,
Term Loan B-4, 9.50%, 10/31/16	United States	13,968,491	13,852,091
Term Loan B-6, 5.402%, 1/28/18	United States	16,145,981	15,093,973
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%,
10/11/20	United States	42,193,600	42,331,320
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	28,173,129	27,691,847
CCM Merger Inc. (MotorCity Casino), Term Loan, 5.00%, 3/01/17	United States	8,965,641	8,969,380
CityCenter Holdings LLC, Term B Loan, 5.00%, 10/16/20	United States	27,291,600	27,466,430
MGM Resorts International, Term B Loan, 3.50%, 12/20/19	United States	10,244,607	10,196,591
Pinnacle Entertainment Inc., Tranche B-2 Term Loan, 3.75%,
8/13/20	United States	11,043,148	11,029,345
ROC Finance LLC, Funded Term B Loans, 5.00%, 4/08/19	United States	24,364,221	23,618,067
Scientific Games International Inc., Term Loan B, 4.25%, 10/18/20	United States	36,309,000	36,245,459
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	15,979,700	16,019,649
			262,389,336
Coal & Consumable Fuels 1.3%
Bowie Resource Holdings LLC, Initial Term Loan, 6.75%, 8/16/20	United States	4,946,013	5,001,655
[e]Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	28,276,454	28,517,991
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	41,717,183	41,760,653
			75,280,299
Commodity Chemicals 0.5%
AI Chem & CY U.S. Acquico Inc.,
Second Lien Term Loan, 9.25%, 4/03/20	United States	3,250,000	3,323,125
Tranche B-1 Term Loan, 4.50%, 10/03/19	Luxembourg	2,947,078	2,954,446
Tranche B-2 Term Loan, 4.50%, 10/03/19	Luxembourg	1,529,097	1,532,920

Semiannual Report | 55

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Commodity Chemicals (continued)
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	$22,828,835	$22,885,907
			30,696,398
Communications Equipment 1.1%
Alcatel-Lucent USA Inc., US Term Loan C (TLC), 4.50%, 1/30/19	United States	29,392,297	29,444,350
Avaya Inc., Term B-6 Loan, 6.50%, 3/31/18	United States	18,887,135	18,843,846
[e]Presidio Inc., Term Loan, 6.25%, 3/31/17	United States	2,440,000	2,455,250
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	10,966,404	10,947,553
			61,690,999
Computer & Electronics Retail 0.6%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%,
3/31/19	United States	33,310,000	33,143,450
Construction & Heavy Trucks 0.5%
Allison Transmission Inc., Term B-3 Loans, 3.75%, 8/23/19	United States	22,645,587	22,611,618
Terex Corp., Term Loan, 3.50%, 4/28/17	United States	7,298,192	7,332,406
			29,944,024
Consumer Finance 0.6%
Realogy Group LLC, Initial Term B Loan, 3.75%, 3/10/20	United States	32,608,186	32,567,425
Containers & Packaging 0.1%
[e]Prescrix Inc.,
1st Lien Term B-1 Facility, 5.50%, 4/30/21	United States	2,430,000	2,428,481
2nd Lien Term Loan, 9.25%, 4/30/22	United States	3,057,297	3,062,076
			5,490,557
Data Processing & Outsourced Services 1.5%
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	42,426,028	41,524,475
Safenet Inc.,
First Lien Initial Term Loan, 5.50%, 2/24/20	United States	11,730,000	11,788,650
Second Lien Initial Term Loan, 8.50%, 3/05/21	United States	5,632,940	5,661,105
SunGard Data Systems Inc., Tranche E Term Loan, 4.00%, 3/08/20	United States	5,698,803	5,710,913
Worldpay U.S. Inc.,
Additional Term Facility, 4.50%, 11/30/19	United States	3,462,600	3,479,913
Facility B2A-II Loan, 5.25%, 11/30/19	United States	6,910,000	6,976,944
Facility C2 Loan, 4.75%, 11/30/19	United States	8,760,000	8,844,867
			83,986,867
Department Stores 0.5%
Hudson’s Bay Co., First Lien Initial Term Loan, 4.75%, 11/04/20	Canada	14,817,000	14,948,960
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	13,568,879	13,693,618
			28,642,578
Distributors 0.4%
American Builders & Contractors Supply Co. Inc., Term B Loans, 3.50%,
4/16/20	United States	20,183,450	20,099,346
Diversified Chemicals 2.5%
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	28,817,050	28,816,820
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	34,542,797	35,298,421

56 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Diversified Chemicals (continued)
Ineos U.S. Finance LLC, Dollar Term Loan, 3.75%, 5/04/18	United States	$15,590,441	$15,469,334
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	19,303,217	19,520,378
OXEA GmbH,
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	8,964,950	8,976,156
Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	29,960,000	30,521,750
			138,602,859
Diversified Metals & Mining 1.4%
[e]Atkore International Inc.,
Initial Term Loan, 5.75%, 4/09/21	United States	9,790,000	9,781,845
Second Lien Initial Term Loan, 9.00%, 10/09/21	United States	7,080,000	7,110,975
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%,
6/30/19	United States	63,377,946	63,422,501
			80,315,321
Diversified Support Services 1.9%
Acosta Inc., Term Loan B, 4.25% - 5.50%, 3/01/18	United States	13,326,014	13,387,087
AlixPartners LLP,
2014 Jan Replacement Term B2 Loans, 4.00%, 7/10/20	United States	21,902,102	21,898,182
[e]Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	11,548,950	11,819,634
Brock Holdings III Inc., Tranche B Term Loan, 6.00%, 3/16/17	United States	5,672,847	5,689,394
Interactive Data Corp.,
Term B Loan, 3.75%, 2/11/18	United States	6,828,910	6,827,489
Term Loan, 6.00%, 5/02/21	United States	5,171,090	5,175,129
Pacific Industrial Services US Finco LLC (Spotless),
First Lien Term B Loan, 5.00%, 10/02/18	United States	25,001,732	25,147,567
Second Lien Initial Term Loan, 8.75%, 4/02/19	United States	13,359,107	13,701,434
			103,645,916
Drug Retail 0.4%
Rite Aid Corp.,
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	2,780,000	2,844,635
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	4,740,000	4,801,227
Rite AID Corp., Tranche 7 Term Loan, 3.50%, 2/21/20	United States	12,048,950	12,042,672
			19,688,534
Education Services 0.6%
Bright Horizons Family Solutions LLC, Term B Loan, 4.00% - 5.25%,
1/30/20	United States	22,001,585	22,015,336
Laureate Education Inc., New Series 2018 Ext. Term Loan, 5.00%,
6/16/18	United States	13,667,081	13,509,062
			35,524,398
Electric Utilities 0.5%
Alinta Energy Finance Pty. Ltd., Term B Loans, 6.375%, 8/13/19	Australia	25,488,991	25,903,187
Electrical Components & Equipment 0.1%
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	6,260,732	6,260,694
Electronic Equipment & Instruments 0.0%†
Oberthur Technologies of America Corp., Tranche B-2 Term Loan, 4.50%,
10/18/19	United States	1,317,498	1,323,657

		Semiannual Report | 57

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Environmental & Facilities Services 0.6%
ADS Waste Holdings Inc., Tranche B-2 Term Loan, 3.75%, 10/09/19	United States	$31,957,878	$31,761,465
Food Distributors 0.8%
AdvancePierre Foods Inc.,
Loans, 5.75%, 7/10/17	United States	8,778,825	8,798,033
Second Lien Term Loan, 9.50%, 10/10/17	United States	16,780,000	16,318,550
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	19,850,000	19,901,690
			45,018,273
Food Retail 0.1%
Pantry Inc., Term Loan, 4.75%, 8/03/19	United States	3,137,337	3,156,867
Forest Products 0.8%
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	20,557,187	20,758,483
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	23,473,113	23,847,227
			44,605,710
Health Care Equipment 1.3%
Biomet Inc., Dollar Term B-2 Loan, 3.65% - 3.733%, 7/25/17	United States	21,150,175	21,208,719
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	16,729,461	17,105,873
Term Loan, 5.00%, 6/07/19	United States	16,057,730	16,121,287
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.00%, 5/04/18	United States	18,159,560	18,185,510
			72,621,389
Health Care Facilities 1.8%
Community Health Systems Inc.,
2017 Term E Loan, 3.447% - 3.483%, 1/25/17	United States	7,399,968	7,415,168
2021 Term D Loan, 4.25%, 1/27/21	United States	52,541,116	52,770,774
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	28,209,599	28,255,439
United Surgical Partners International Inc.,
Extended Term Loan, 4.25%, 4/03/17	United States	5,274,984	5,279,863
New Tranche B Term Loan, 4.75%, 4/03/19	United States	5,096,803	5,130,783
			98,852,027
Health Care Services 3.9%
DaVita HealthCare Partners Inc.,
Tranche B Term Loan, 4.50%, 10/20/16	United States	2,449,367	2,457,928
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	46,707,817	46,895,162
[e]Dialysis Newco Inc.,
2nd Lien Term Loan B, 9.00%, 10/22/21	United States	3,806,667	3,816,183
Term Loan B, 6.00%, 4/23/21	United States	5,924,667	5,932,073
Envision Healthcare Corp. (Emergency Medical), Initial Term Loan,
4.00%, 5/25/18	United States	14,795,401	14,804,648
[e]Millennium Laboratories LLC, Tranche B Term Loan, 6.50%, 4/16/21	United States	68,380,000	68,101,762
National Mentor Holdings Inc., Initial Tranche B Term Loan, 4.75%,
1/31/21	United States	16,865,000	16,917,703

58 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Health Care Services (continued)
Surgery Centers Holdings Inc.,
[e]First Lien Term Loan, 6.00%, 4/11/19	United States	$11,358,172	$11,414,963
Incremental Second Lien Term Loan, 9.75%, 4/10/20	United States	3,140,000	3,135,095
U.S. Renal Care Inc.,
Incremental Tranche B-1 Term Loan (Second), 9.75%, 1/03/20	United States	1,165,714	1,181,014
[e]Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	45,339,335	45,396,009
			220,052,540
Health Care Supplies 0.2%
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	11,411,571	11,420,130
Health Care Technology 0.4%
IMS Health Inc., Term B Dollar Loans, 3.50% - 3.75%, 3/10/21	United States	12,409,673	12,365,073
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%,
6/06/19	United States	8,953,119	8,902,757
			21,267,830
Home Improvement Retail 0.4%
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	24,352,769	24,468,322
Hotels, Resorts & Cruise Lines 0.6%
Diamond Resorts Corp., First Lien Term Loan, 6.75%, 5/09/21	United States	9,672,745	9,690,881
Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%,
12/27/20	Canada	3,100,000	3,154,250
La Quinta Intermediate Holdings LLC, Initial Term Loans, 4.00%,
4/14/21	United States	2,135,929	2,130,589
Station Casinos LLC, B Term Loan, 4.25%, 3/01/20	United States	17,479,313	17,484,784
			32,460,504
Household Products 1.2%
Apex Tool Group LLC, Term Loan, 4.50%, 2/01/20	United States	18,385,588	18,231,278
Sun Products Corp., Tranche B Term Loan, 5.50% - 6.50%, 3/23/20	United States	52,160,589	50,400,169
			68,631,447
Human Resource & Employment Services 1.0%
Altegrity Inc.,
Tranche B Term Loan, 5.00%, 2/21/15	United States	23,688,347	23,207,189
Tranche D Term Loan, 7.75%, 2/21/15	United States	35,035,245	34,480,532
			57,687,721
Independent Power Producers & Energy Traders 0.8%
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18	United States	7,220,057	7,236,417
Calpine Corp.,
Term Loan, 4.00%, 4/01/18	United States	9,854,771	9,879,407
[e]Term Loan B4, 4.00%, 10/31/20	United States	19,679,161	19,730,111
Term Loans, 4.00%, 10/09/19	United States	2,570,850	2,577,478
Dynegy Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/23/20	United States	6,896,212	6,893,723
			46,317,136

Semiannual Report | 59

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Industrial Conglomerates 0.8%
Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18	United States	$7,543,800	$7,572,089
[e]Schaeffler AG, Facility C-USD, 4.25%, 1/27/17	Germany	30,060,952	30,173,561
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	6,101,175	6,093,548
			43,839,198
Industrial Machinery 2.8%
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	4,360,902	4,341,714
Generac Power Systems Inc., Term Loans, 3.25%, 5/31/20	United States	7,745,374	7,723,594
Husky Injection Molding Systems Ltd., Term Loan, 4.25%, 6/30/18	Canada	16,658,432	16,715,704
Milacron LLC,
Term B Loan, 4.00%, 3/28/20	United States	17,632,056	17,676,137
[e]Term Loan B, 5.25%, 3/28/20	United States	5,867,944	5,882,613
[e]Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	18,117,567	18,381,776
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	21,949,700	21,910,827
Sensus USA Inc.,
First Lien Term Loan, 4.75%, 5/09/17	United States	14,551,878	14,557,946
Second Lien Term Loan, 8.50%, 5/09/18	United States	14,314,541	14,395,061
[e]Signode Industrial Group U.S. Inc., Term Loan B, 5.25%, 5/01/21	United States	16,290,000	16,251,816
Spin Holdco Inc. (Coinmach), Initial Term Loan, 4.25%, 11/14/19	United States	11,820,674	11,804,421
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	5,923,979	5,972,111
			155,613,720
Insurance Brokers 0.3%
[e]HUB International Ltd., Initial Term Loan, 4.25%, 10/02/20	United States	17,360,249	17,353,739
Integrated Telecommunication Services 1.7%
Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%,
2/08/20	United States	13,756,224	13,773,419
Integra Telecom Holdings Inc.,
First Lien Term Loan, 5.25%, 2/22/19	United States	6,712,200	6,750,795
Second Lien Initial Loan, 9.75%, 2/24/20	United States	8,213,247	8,418,579
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%,
6/30/19	Luxembourg	14,207,201	14,222,005
LTS Buyer LLC,
First Lien Term B Loan, 4.00%, 4/11/20	United States	10,662,157	10,648,829
Second Lien Initial Loan, 8.00%, 4/11/21	United States	4,887,489	4,964,873
Zayo Group LLC, Term Loan, 4.00%, 7/02/19	United States	33,783,940	33,755,799
			92,534,299
Internet Software & Services 1.6%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	65,665,425	65,644,937
Web.com Group Inc., First Lien Term Loan, 4.50%, 10/27/17	United States	25,244,761	25,455,126
			91,100,063
Investment Banking & Brokerage 0.4%
Guggenheim Partners Investment Management Holdings LLC, Initial Term
Loan, 4.25%, 7/22/20	United States	21,924,916	22,018,097
IT Consulting & Other Services 0.2%
Genpact International Inc., Domestic Term B-1 Loan, 3.50%, 8/30/19	United States	9,123,616	9,119,054

60 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Leisure Facilities 1.6%
24 Hour Fitness Worldwide Inc., New Tranche B Term Loan, 5.00%,
4/22/16	United States	$10,945,535	$11,005,736
[e]ClubCorp Club Operations Inc., Term B Loans, 4.00%, 7/24/20	United States	26,194,113	26,161,370
[e]Planet Fitness Holdings LLC, Term Loan, 6.00%, 3/31/21	United States	14,410,000	14,428,013
Seven Seas Cruises S. De R.L. & SSC Finance Corp., Term B-2 Loan,
3.75%, 12/21/18	Panama	10,988,475	10,961,004
Six Flags Theme Parks Inc., Tranche B Term Loan, 3.50% - 5.00%,
12/20/18	United States	4,011,001	4,024,161
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	22,004,357	21,399,237
			87,979,521
Life & Health Insurance 0.2%
CNO Financial Group Inc. (fka Conseco), Tranche B-2 Term Loan, 3.75%,
9/28/18	United States	9,235,453	9,269,855
Life Sciences Tools & Services 0.7%
Pharmaceutical Product Development LLC, Term Loan, 4.00%,
12/05/18	United States	14,792,947	14,789,249
Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18	United States	24,400,000	24,387,678
			39,176,927
Marine 0.5%
[e]Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	26,354,660	26,749,980
Metal & Glass Containers 0.2%
BWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17	United States	9,458,978	9,504,797
Movies & Entertainment 3.1%
AMC Entertainment Inc., Initial Term Loan, 3.50%, 4/30/20	United States	8,474,400	8,463,807
Aufinco Pty. Ltd. and U.S. Finco LLC,
Second Lien Initial Term Loan, 8.25%, 11/30/20	Australia	4,500,000	4,612,500
Term B Loan, 4.00%, 5/30/20	Australia	10,161,539	10,145,667
Delta 2 (Lux) S.A.R.L. (Formula One), New Facility B (USD), 4.50%,
4/30/19	Luxembourg	32,806,835	33,032,382
IMG Worldwide Inc., Tranche B Term Loan, 6.50%, 6/16/16	United States	8,390,218	8,416,438
[e]William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 6.50%, 3/21/21	United States	64,000,000	63,968,000
Term Loans Second Lien, 9.50%, 3/21/22	United States	23,630,000	23,858,927
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	17,765,467	17,709,950
			170,207,671
Oil & Gas Drilling 1.0%
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%,
3/31/21	Marshall Islands	29,586,674	30,011,983
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%,
3/28/19	United States	13,711,500	13,740,061
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	14,031,471	14,053,402
			57,805,446
Oil & Gas Equipment & Services 0.5%
McJunkin Red Man Corp., 2013 Term Loan, 4.75%, 11/11/19	United States	25,137,991	25,350,106

Semiannual Report | 61

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Oil & Gas Exploration & Production 1.3%
Fieldwood Energy LLC, Second Lien Closing Date Loans, 8.375%,
9/30/20	United States	$5,530,000	$5,718,020
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	6,532,056	6,621,872
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	11,242,071	11,242,071
Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%,
9/25/18	United States	27,720,000	27,780,651
Utex Industries Inc.,
First Lien Term Loan, 4.50%, 4/10/20	United States	17,823,115	17,860,241
Second Lien Term Loan, 8.75%, 4/10/21	United States	4,250,000	4,292,500
			73,515,355
Oil & Gas Storage & Transportation 0.2%
Ruby Western Pipeline Holdings LLC, Loans, 3.50%, 3/27/20	United States	26,312	26,303
Tallgrass Operations LLC, Term Loan, 4.25%, 11/13/18	United States	8,540,000	8,607,859
			8,634,162
Other Diversified Financial Services 1.0%
Asurion LLC,
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19	United States	29,090,800	29,139,295
Incremental Tranche B-2 Term Loans, 4.25%, 7/08/20	United States	19,108,137	18,896,591
Second Lien Term Loan, 8.50%, 3/03/21	United States	4,870,000	4,993,781
			53,029,667
Packaged Foods & Meats 1.1%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%,
2/24/20	United States	18,316,718	18,193,080
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan,
8.50%, 7/03/21	United States	13,583,362	13,821,071
[e]CSM Bakery Supplies LLC, Term Loans, 6.00%, 7/03/20	United States	7,580,905	7,633,971
Dole Food Co. Inc., Tranche B Term Loan, 4.50% - 5.75%, 11/01/18	United States	10,459,680	10,464,910
JBS USA LLC,
Incremental Term Loan, 3.75%, 9/18/20	United States	7,631,650	7,618,531
Initial Term Loan, 3.75%, 5/25/18	United States	6,384,770	6,388,601
			64,120,164
Paper Packaging 2.0%
Clondalkin Acquisition BV,
Second Lien Term Loan, 10.00%, 11/30/20	Netherlands	6,606,960	6,639,995
Other Term Loan, 4.50%, 5/29/20	Netherlands	25,629,320	25,629,320
[e]Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	42,645,591	43,125,354
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	36,191,540	36,262,222
			111,656,891
Personal Products 1.6%
[e]FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%,
4/19/19	United States	35,927,896	36,421,905
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	27,251,271	27,262,634

62 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Personal Products (continued)
Revlon Consumer Products Corp.,
Acquisition Term Loans, 4.00%, 10/09/19	United States	$18,703,125	$18,706,043
Non-Contributed Loan, 8.50%, 10/08/14	United States	5,500,000	5,555,000
			87,945,582
Pharmaceuticals 1.8%
[e]Akorn Inc., Loans, 4.50%, 4/17/21	United States	24,004,305	24,079,126
Mallinckrodt International Finance SA and Mallinckrodt CB LLC,
Initial Term B Loan, 3.50%, 3/19/21	United States	15,170,000	15,064,523
Par Pharmaceutical Cos. Inc., Term B-2 Loan, 4.00%, 9/30/19	United States	24,850,622	24,791,080
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	Canada	10,904,441	10,896,655
Series D-2 Tranche B Term Loan, 3.75%, 2/13/19	Canada	20,272,372	20,259,702
Series E-1 Tranche B Term Loan, 3.75%, 8/05/20	Canada	7,273,801	7,280,370
			102,371,456
Publishing 0.8%
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%,
3/31/20	United States	46,605,000	47,321,552
Restaurants 0.2%
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	4,696,187	4,720,307
P.F. Chang’s China Bistro Inc., Term Loan, 4.25%, 6/22/19	United States	8,440,885	8,451,436
			13,171,743
Retail REITs 0.1%
Capital Automotive LP,
Second Lien Term Loan, 6.00%, 4/30/20	United States	4,896,250	5,008,458
Tranche B-1 Term Loan, 4.00%, 4/10/19	United States	2,353,522	2,356,953
			7,365,411
Semiconductors 1.4%
[e]Avago Technologies Cayman Ltd, Term Loans, 5.25%, 5/06/21	Cayman Islands	33,240,000	33,356,872
Freescale Semiconductor Inc.,
Tranche B-4 Term Loan, 4.25%, 2/28/20	United States	20,339,025	20,339,025
Tranche B-5 Term Loan, 5.00%, 1/15/21	United States	23,401,687	23,504,069
			77,199,966
Specialized Consumer Services 0.5%
Advantage Sales & Marketing Inc.,
2013 Term Loan, 4.25%, 12/18/17	United States	11,211,706	11,236,933
Second Lien 2013 Other Term Loan, 8.25%, 6/17/18	United States	2,937,143	2,959,171
Koosharem LLC, Term Loans, 8.75%, 5/25/20	United States	11,000,000	11,055,000
			25,251,104
Specialized Finance 0.5%
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	25,330,000	25,262,724

Semiannual Report | 63

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Specialty Chemicals 3.1%
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing
Term, 4.00%, 2/01/20	United States	$40,663,890	$40,610,254
CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 4.25%,
8/30/20	United States	1,253,457	1,252,935
CeramTec GmbH, Dollar Term B-3 Loan, 4.25%, 8/30/20	Germany	3,871,967	3,870,352
Faenza Acquisition GmbH, Initial Dollar Term B-1 Loan, 4.25%,
8/30/20	Germany	12,654,059	12,648,782
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%,
6/07/20	United States	18,362,091	18,325,367
Nexeo Solutions LLC,
Term B-2 Loan, 5.00%, 9/09/17	United States	6,491,150	6,487,093
Term B-3 Loan, 5.00%, 9/08/17	United States	5,576,025	5,576,025
OMNOVA Solutions Inc., Term B-1 Loan, 4.25%, 5/31/18	United States	4,420,051	4,436,626
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	22,986,283	23,058,115
[e]Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	16,364,314	16,722,283
Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18	United States	6,802,380	6,857,650
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%,
3/30/18	Netherlands	1,200,420	1,210,173
Tata Chemicals North America Inc., Term Loan, 3.75%, 8/09/20	United States	10,867,875	10,854,290
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	23,277,383	23,269,073
			175,179,018
Specialty Stores 2.7%
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/13/19	United States	18,176,747	18,239,238
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	12,584,975	12,601,688
Bass Pro Group LLC, New Term Loan, 3.75%, 11/20/19	United States	8,632,720	8,643,424
BJ’s Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	12,206,931	12,210,325
Second Lien 2013 (Nov) Replacement Loans, 9.75%, 3/26/20	United States	11,090,476	11,339,025
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	11,820,000	11,859,396
Leslie’s Poolmart Inc., Tranche B Term Loan, 4.25%, 10/16/19	United States	17,681,422	17,698,007
Michaels Stores Inc., Term B Loan, 3.75%, 1/28/20	United States	14,355,000	14,360,125
The Neiman Marcus Group Ltd. Inc., Other Term Loan, 4.25%,
10/25/20	United States	29,750,000	29,725,218
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%,
7/27/19	United States	14,763,446	14,731,159
			151,407,605
Systems Software 1.0%
Blue Coat Systems Inc.,
Second Lien Loans, 9.50%, 6/28/20	United States	9,170,000	9,410,713
Term Loan, 4.00%, 5/31/19	United States	9,454,703	9,457,663
Vertafore Inc.,
New Term Loan, 4.25%, 10/03/19	United States	6,711,287	6,716,877
[e]Second Lien Term Loan, 9.75%, 10/27/17	United States	8,435,238	8,585,495

64 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]Senior Floating Rate Interests (continued)
Systems Software (continued)
Websense Inc.,
First Lien Term Loan, 4.50%, 6/25/20	United States	$8,456,100	$8,473,714
Second Lien Term Loan, 8.25%, 12/24/20	United States	10,776,597	10,852,927
			53,497,389
Technology Hardware, Storage & Peripherals 0.7%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	39,713,467	39,619,704
Tires & Rubber 0.4%
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%,
4/30/19	United States	24,325,000	24,401,016
Trucking 1.1%
[e]Global Tip Finance BV/Finance America LLC, Facility C Commitment,
6.50%, 10/16/20	United States	20,200,000	19,947,500
Hertz Corp.,
Credit Linked Deposit, 3.75%, 3/11/18	United States	18,350,000	18,212,375
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	12,353,625	12,340,752
Swift Transportation Co. LLC, Tranche B-2 Term Loan, 4.00%,
12/21/17	United States	8,557,653	8,589,744
			59,090,371
Wireless Telecommunication Services 0.4%
NTELOS Inc., Term B Advance, 5.75%, 11/11/19	United States	20,320,589	20,345,989
Total Senior Floating Rate Interests
(Cost $4,823,994,686)			4,849,462,913
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 0.5%
Other Diversified Financial Services 0.5%
[g]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	3,540,000	3,474,191
[d,g]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.828%, 1/27/25	Cayman Islands	3,500,000	3,396,782
[d,g]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.236%, 1/30/25	Cayman Islands	3,850,000	3,853,750
[g]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	3,600,000	3,622,860
[g]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%,
10/20/24	United States	3,500,000	3,584,350
[d,g]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.127%, 4/15/24	Cayman Islands	3,850,000	3,845,380
2013-1A, C, 144A, FRN, 3.727%, 4/15/24	Cayman Islands	3,850,000	3,729,880
2013-2A, B, 144A, FRN, 2.909%, 4/25/25	United States	3,850,000	3,809,094
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $29,379,539)			29,316,287
Total Investments before Short Term Investments
(Cost $4,855,457,002)			4,881,144,970

Semiannual Report | 65

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Floating Rate Daily Access Fund	Country	Shares	Value
Short Term Investments (Cost $836,939,100) 15.1%
Money Market Funds 15.1%
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	836,939,100	$836,939,100
Total Investments (Cost $5,692,396,102) 102.7%			5,718,084,070
Other Assets, less Liabilities (2.7)%			(149,069,385)
Net Assets 100.0%			$5,569,014,685

See Abbreviations on page 164.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 8 regarding restricted securities.
cSee Note 1(j) regarding senior floating rate interests.
dThe coupon rate shown represents the rate at period end.
eA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2014, the value of this security was $782,367, representing 0.01% of net assets.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30,
2014, the aggregate value of these securities was $29,316,287, representing 0.53% of net assets.
hSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

66 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights

Franklin Low Duration Total Return Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.16	$10.29	$10.27	$10.44	$10.19	$9.58
Income from investment operations[a]:
Net investment income	0.074	0.166	0.169	0.214	0.240	0.347
Net realized and unrealized gains (losses)	0.007	(0.032)	0.158	(0.111)	0.334	0.645
Total from investment operations	0.081	0.134	0.327	0.103	0.574	0.992
Less distributions from:
Net investment income and net foreign currency
gains	(0.111)	(0.264)	(0.307)	(0.233)	(0.292)	(0.382)
Net realized gains	—	—	—	(0.040)	(0.032)	—
Total distributions	(0.111)	(0.264)	(0.307)	(0.273)	(0.324)	(0.382)
Net asset value, end of period	$10.13	$10.16	$10.29	$10.27	$10.44	$10.19

Total return[b]	0.80%	1.32%	3.26%	0.99%	5.74%	10.55%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.92%	0.98%	1.01%	1.03%	1.06%	1.12%
Expenses net of waiver and payments by
affiliates	0.80%[d]	0.80%[d]	0.89%	0.90%	0.90%[d]	0.90%[d]
Net investment income	1.37%	1.25%	1.47%	1.95%	2.15%	3.04%

Supplemental data
Net assets, end of period (000’s)	$1,410,302	$1,296,612	$904,878	$636,622	$369,836	$152,673
Portfolio turnover rate	46.28%	64.86%	51.42%	75.51%	49.84%	53.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 67

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Low Duration Total Return Fund
	Six Months Ended	Year Ended
	April 30, 2014	October 31,
Class C	(unaudited)	2013	2012[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.16	$10.29	$10.29
Income from investment operations[b]:
Net investment income	0.053	0.189	0.013
Net realized and unrealized gains (losses)	0.011	(0.090)	0.005
Total from investment operations	0.064	0.099	0.018
Less distributions from net investment income and net foreign currency gains	(0.094)	(0.229)	(0.018)
Net asset value, end of period	$10.13	$10.16	$10.29

Total return[c]	0.63%	0.97%	0.17%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.32%	1.38%	1.41%
Expenses net of waiver and payments by affiliates	1.20%[e]	1.20%[e]	1.29%
Net investment income	0.97%	0.84%	1.07%

Supplemental data
Net assets, end of period (000’s)	$144,834	$114,200	$1,034
Portfolio turnover rate	46.28%	64.86	51.42%

aFor the period October 1, 2012 (effective date) to October 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

68 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Low Duration Total Return Fund
	Six Months Ended	Year Ended
	April 30, 2014	October 31,
Class R6	(unaudited)	2013[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.19	$10.27
Income from investment operations[b]:
Net investment income	0.087	0.089
Net realized and unrealized gains (losses)	0.010	(0.046)
Total from investment operations	0.097	0.043
Less distributions from net investment income	(0.127)	(0.123)
Net asset value, end of period	$10.16	$10.19

Total return[c]	0.96%	0.43%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.55%	0.62%
Expenses net of waiver and payments by affiliates[e]	0.43%	0.43%
Net investment income	1.74%	1.61%

Supplemental data
Net assets, end of period (000’s)	$413,763	$943
Portfolio turnover rate	46.28%	64.86%

aFor the period May 1, 2013 (effective date) to October 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 69

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Low Duration Total Return Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.19	$10.31	$10.29	$10.46	$10.20	$9.59
Income from investment operations[a]:
Net investment income	0.088	0.231	0.202	0.249	0.248	0.011
Net realized and unrealized gains (losses)	0.004	(0.064)	0.146	(0.122)	0.363	1.003
Total from investment operations	0.092	0.167	0.348	0.127	0.611	1.014
Less distributions from:
Net investment income and net foreign currency
gains	(0.122)	(0.287)	(0.328)	(0.257)	(0.319)	(0.404)
Net realized gains	—	—	—	(0.040)	(0.032)	—
Total distributions	(0.122)	(0.287)	(0.328)	(0.297)	(0.351)	(0.404)
Net asset value, end of period	$10.16	$10.19	$10.31	$10.29	$10.46	$10.20

Total return[b]	0.91%	1.64%	3.46%	1.22%	6.11%	10.80%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.67%	0.73%	0.76%	0.78%	0.81%	0.87%
Expenses net of waiver and payments by
affiliates	0.55%[d]	0.55%[d]	0.64%	0.65%	0.65%[d]	0.65%[d]
Net investment income	1.62%	1.50%	1.72%	2.20%	2.40%	3.29%

Supplemental data
Net assets, end of period (000’s)	$183,619	$156,129	$70,442	$49,682	$16,200	$1,893
Portfolio turnover rate	46.28%	64.86%	51.42%	75.51%	49.84%	53.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.

70 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Low Duration Total Return Fund	Country	Shares/Units		Value
Common Stocks and Exchange Traded Funds 0.8%
Diversified Financials 0.8%
PowerShares Senior Loan Portfolio, ETF	United States	650,000		$ 16,081,000
Materials 0.0%†
NewPage Holdings Inc.	United States	1,000		90,000
Total Common Stocks and Exchange Traded Funds
(Cost $16,370,115)				16,171,000

		Principal Amount*
Corporate Bonds 32.9%
Automobiles & Components 0.7%
Ford Motor Credit Co. LLC, senior note,
7.00%, 4/15/15	United States	6,200,000		6,567,821
2.375%, 1/16/18	United States	3,000,000		3,045,345
[a]Hyundai Capital America, senior note, 144A,
1.45%, 2/06/17	South Korea	4,000,000		4,008,400
4.00%, 6/08/17	South Korea	700,000		747,803
				14,369,369
Banks 7.2%
AIB Mortgage Bank, secured note, 2.625%, 7/29/16	Ireland	3,000,000	EUR	4,307,630
[a]ANZ National International Ltd. of New Zealand, senior note,
144A, 1.40%, 4/27/17	New Zealand	2,500,000		2,501,300
Australia & New Zealand Banking Group Ltd., senior note, 1.25%,
1/10/17	Australia	11,000,000		11,048,510
[a,b]Banco Bradesco SA/Cayman Islands, senior note, 144A, FRN,
2.361%, 5/16/14	Brazil	3,000,000		2,999,520
[c]Banco Popolare SpA, senior note, Reg S, 4.75%, 3/31/16	Italy	3,000,000	EUR	4,436,557
[b]Bank of America Corp., senior note, FRN, 1.267%, 1/15/19	United States	12,671,000		12,842,730
Bank of Ireland Mortgage Bank, secured note,
2.75%, 3/22/18	Ireland	5,200,000	EUR	7,626,229
[b]FRN, 3.25%, 6/22/16	Ireland	2,500,000	EUR	3,560,162
BB&T Corp., senior note,
2.05%, 6/19/18	United States	1,000,000		1,005,056
[b]FRN, 0.897%, 2/01/19	United States	2,000,000		2,012,558
BNP Paribas SA, senior note, 2.70%, 8/20/18	France	3,500,000		3,583,510
CIT Group Inc.,
4.25%, 8/15/17	United States	500,000		525,000
senior note, 5.00%, 5/15/17	United States	500,000		535,625
senior note, 5.25%, 3/15/18	United States	2,000,000		2,152,500
senior note, 3.875%, 2/19/19	United States	3,100,000		3,142,625
[b]Citigroup Inc., sub. note, FRN, 0.505%, 6/09/16	United States	11,200,000		11,095,034
First Horizon National Corp., senior note, 5.375%, 12/15/15	United States	2,000,000		2,126,534
[a]HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	3,000,000		3,127,380
[a,b]ING Bank NV, senior note, 144A, FRN, 1.873%, 9/25/15	Netherlands	3,800,000		3,872,048
JPMorgan Chase & Co., senior note,
3.70%, 1/20/15	United States	11,000,000		11,255,068
4.75%, 3/01/15	United States	750,000		776,435
[b]FRN, 1.129%, 1/25/18	United States	8,000,000		8,111,352

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Banks (continued)
PNC Bank NA, senior note, 1.125%, 1/27/17	United States	4,200,000		$4,205,074
PNC Funding Corp., senior note, 2.70%, 9/19/16	United States	1,200,000		1,248,008
Regions Financial Corp., senior note,
7.75%, 11/10/14	United States	282,000		292,613
2.00%, 5/15/18	United States	4,500,000		4,451,945
[b]Royal Bank of Canada, senior note, FRN, 0.605%, 3/08/16	Canada	3,000,000		3,010,770
The Royal Bank of Scotland PLC,
[a]senior note, 144A, 4.875%, 8/25/14	United Kingdom	3,000,000		3,038,970
sub. note, 6.934%, 4/09/18	United Kingdom	2,500,000	EUR	3,981,697
U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter,
4/29/20	United States	3,000,000		3,084,012
UniCredit SpA, senior secured note, 3.375%, 10/31/17	Italy	2,700,000	EUR	4,042,509
[b]Union Bank NA, senior note, FRN, 0.985%, 9/26/16	United States	2,400,000		2,427,170
[b]Wachovia Corp., sub. note, FRN, 0.597%, 10/15/16	United States	14,723,000		14,694,909
[b,c]Yorkshire Building Society, secured note, Reg S, FRN, 2.272%,
3/23/16	United Kingdom	4,868,000	GBP	8,427,837
				155,548,877
Capital Goods 0.6%
The Boeing Co., senior note, 0.95%, 5/15/18	United States	1,500,000		1,455,300
John Deere Capital Corp., senior note,
1.30%, 3/12/18	United States	1,700,000		1,681,077
1.95%, 12/13/18	United States	3,750,000		3,753,439
USG Corp., senior note, 6.30%, 11/15/16	United States	5,000,000		5,425,000
				12,314,816
Commercial & Professional Services 0.1%
Republic Services Inc., senior note, 3.80%, 5/15/18	United States	1,035,000		1,103,894
Consumer Durables & Apparel 0.4%
Centex Corp., senior note, 6.50%, 5/01/16	United States	5,000,000		5,525,000
D.R. Horton Inc.,
senior bond, 5.625%, 1/15/16	United States	2,400,000		2,568,000
senior note, 4.75%, 5/15/17	United States	1,500,000		1,595,625
				9,688,625
Consumer Services 0.2%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	3,400,000		3,525,518
Yum! Brands Inc., senior note, 4.25%, 9/15/15	United States	750,000		785,377
				4,310,895
Diversified Financials 4.2%
[c]American Express Credit Corp., senior note, Reg S, 5.375%,
10/01/14	United States	1,000,000	GBP	1,720,022
[a]American Honda Finance Corp., senior note, 144A, 1.60%,
2/16/18	Japan	3,500,000		3,489,745
Capital One Financial Corp., senior note, 2.15%, 3/23/15	United States	3,250,000		3,298,805
[b]Fifth Third Bank, senior note, FRN, 0.746%, 11/18/16	United States	11,000,000		11,071,049
GE Capital European Funding,
senior bond, 4.625%, 7/04/14	United States	3,000,000	EUR	4,190,606
[c]senior note, Reg S, 2.00%, 2/27/15	United States	3,000,000	EUR	4,215,326

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Diversified Financials (continued)
General Electric Capital Corp., senior note, 3.35%, 10/17/16	United States	2,000,000		$2,116,498
The Goldman Sachs Group Inc., senior note,
5.125%, 10/16/14	United States	3,000,000	EUR	4,248,203
3.30%, 5/03/15	United States	1,000,000		1,026,629
[b]FRN, 1.336%, 11/15/18	United States	5,000,000		5,056,300
International Lease Finance Corp., senior note, 8.625%,
9/15/15	United States	8,325,000		9,157,500
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	2,000,000	EUR	2,846,104
[b]JPMorgan Chase Bank NA, sub. note, FRN, 0.563%, 6/13/16	United States	1,500,000		1,493,670
Morgan Stanley, senior note,
4.50%, 2/23/16	United States	2,000,000	EUR	2,952,100
[b]FRN, 1.509%, 4/25/18	United States	7,000,000		7,152,117
[a]Pricoa Global Funding I, 144A, 5.45%, 6/11/14	United States	500,000		502,548
[a]Prudential Covered Trust, secured note, 144A, 2.997%,
9/30/15	United States	12,042,400		12,381,731
SLM Corp., senior note,
8.45%, 6/15/18	United States	800,000		946,000
5.50%, 1/15/19	United States	2,500,000		2,655,758
Springleaf Finance Corp., senior note, I, 5.40%, 12/01/15	United States	7,000,000		7,332,500
[a]Stone Street Trust, senior note, 144A, 5.902%, 12/15/15	United States	2,000,000		2,145,382
				89,998,593
Energy 4.1%
Anadarko Petroleum Corp., senior note, 5.75%, 6/15/14	United States	1,000,000		1,005,818
[a]BG Energy Capital PLC, senior note, 144A, 2.875%, 10/15/16	United Kingdom	3,500,000		3,647,420
BP Capital Markets PLC, senior note, 0.70%, 11/06/15	United Kingdom	4,000,000		4,010,640
[b]Canadian Natural Resources Ltd., senior note, FRN, 0.609%,
3/30/16	Canada	6,000,000		6,015,039
Chesapeake Energy Corp., senior note,
6.50%, 8/15/17	United States	1,000,000		1,126,250
[b]FRN, 3.467%, 4/15/19	United States	2,500,000		2,526,562
Chevron Corp., senior note, 1.104%, 12/05/17	United States	6,000,000		5,967,600
CNOOC Nexen Finance 2014 ULC, senior note, 1.625%,
4/30/17	China	10,800,000		10,791,054
[a]CNPC General Capital Ltd., senior note, 144A, 1.95%,
4/16/18	Hong Kong	1,500,000		1,475,843
[a]CNPC HK Overseas Capital Ltd., senior note, 144A, 3.125%,
4/28/16	China	2,000,000		2,064,004
EnLink Midstream Partners LP, senior note, 2.70%, 4/01/19	United States	2,700,000		2,722,040
Ensco PLC, senior note, 3.25%, 3/15/16	United States	2,000,000		2,088,460
Enterprise Products Operating LLC, senior note, 1.25%,
8/13/15	United States	3,800,000		3,825,483
Kinder Morgan Energy Partners LP, senior note, 3.50%,
3/01/16	United States	2,000,000		2,089,326
[a]Kinder Morgan Finance Co. LLC, senior secured note, 144A,
6.00%, 1/15/18	United States	2,500,000		2,746,790
[a]LUKOIL International Finance BV, senior note, 144A, 3.416%,
4/24/18	Russia	2,300,000		2,179,538
[c]ONGC Videsh Ltd., senior note, Reg S, 2.50%, 5/07/18	India	2,000,000		1,936,590

		Semiannual Report | 73

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
Peabody Energy Corp., senior note, 7.375%, 11/01/16	United States	3,000,000	$3,382,500
[b]Petrobras Global Finance BV, senior note, FRN, 3.114%,
3/17/20	Brazil	5,100,000	5,184,609
[a]Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	1,300,000	1,339,598
Phillips 66, senior note, 1.95%, 3/05/15	United States	2,400,000	2,430,120
[a,b]Quicksilver Resources Inc., secured note, second lien, 144A, FRN,
7.00%, 6/21/19	United States	1,500,000	1,482,188
[a]Schlumberger Norge AS, 144A, 1.95%, 9/14/16	United States	2,500,000	2,561,842
[a]Sinopec Group Overseas Development 2013 Ltd., senior note,
144A, 2.50%, 10/17/18	China	2,800,000	2,797,620
[a]Sinopec Group Overseas Development 2014 Ltd., senior note,
144A, 1.75%, 4/10/17	China	4,300,000	4,293,335
[b]Statoil ASA, senior note, FRN, 0.697%, 11/08/18	Norway	6,900,000	6,955,062
[a]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	1,000,000	1,019,510
			87,664,841
Food & Staples Retailing 0.9%
CVS Caremark Corp., senior note, 1.20%, 12/05/16	United States	10,000,000	10,066,360
The Kroger Co., senior note, 1.20%, 10/17/16	United States	5,000,000	5,009,715
[a]Tesco PLC, senior note, 144A, 2.00%, 12/05/14	United Kingdom	3,800,000	3,835,492
[a]Woolworths Ltd., senior note, 144A, 2.55%, 9/22/15	Australia	260,000	266,272
			19,177,839
Food, Beverage & Tobacco 2.7%
Anheuser-Busch InBev Worldwide Inc., senior note, 1.375%,
7/15/17	Belgium	1,200,000	1,210,381
Bunge Ltd. Finance Corp., 4.10%, 3/15/16	United States	2,000,000	2,107,954
Coca-Cola Femsa SAB de CV, senior note, 2.375%, 11/26/18	Mexico	5,500,000	5,543,560
Constellation Brands Inc., senior note,
8.375%, 12/15/14	United States	5,000,000	5,225,000
7.25%, 5/15/17	United States	6,600,000	7,639,500
Dean Foods Co., senior note, 7.00%, 6/01/16	United States	6,864,000	7,567,560
[a]Heineken NV, senior note, 144A, 0.80%, 10/01/15	Netherlands	4,500,000	4,520,317
Ingredion Inc., senior note, 3.20%, 11/01/15	United States	1,500,000	1,545,504
[a]Japan Tobacco Inc., senior note, 144A, 2.10%, 7/23/18	Japan	5,000,000	5,047,925
Kraft Foods Group Inc., senior note,
1.625%, 6/04/15	United States	1,000,000	1,011,897
2.25%, 6/05/17	United States	7,000,000	7,181,356
Lorillard Tobacco Co., senior note, 3.50%, 8/04/16	United States	8,000,000	8,439,704
[b]Mondelez International Inc., senior note, FRN, 0.757%,
2/01/19	United States	500,000	499,884
Reynolds American Inc., senior note, 1.05%, 10/30/15	United States	1,000,000	1,002,367
			58,542,909
Health Care Equipment & Services 0.6%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	1,000,000	1,003,739
Baxter International Inc., senior note, 1.85%, 6/15/18	United States	4,200,000	4,188,580
CareFusion Corp., senior note, 5.125%, 8/01/14	United States	750,000	758,064
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	1,600,000	1,622,451

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Health Care Equipment & Services (continued)
Laboratory Corp. of America Holdings, 2.20%, 8/23/17	United States	1,000,000	$1,016,662
McKesson Corp., senior note, 1.40%, 3/15/18	United States	2,000,000	1,965,208
Medco Health Solutions Inc., senior note, 2.75%, 9/15/15	United States	1,500,000	1,536,638
			12,091,342
Household & Personal Products 0.3%
Avon Products Inc., senior note, 2.375%, 3/15/16	United States	3,750,000	3,810,709
Colgate-Palmolive Co., senior note, 0.90%, 5/01/18	United States	2,200,000	2,128,344
			5,939,053
Insurance 1.4%
[a]Metropolitan Life Global Funding I, secured note, 144A, 1.30%,
4/10/17	United States	10,000,000	10,021,178
[a]New York Life Global Funding, secured note, 144A, 2.10%,
1/02/19	United States	10,000,000	9,969,460
[b]Prudential Financial Inc., senior note, FRN, 1.016%, 8/15/18	United States	10,000,000	10,023,120
			30,013,758
Materials 1.4%
[a,b]Anglo American Capital PLC, senior note, 144A, FRN, 1.176%,
4/15/16	United Kingdom	1,000,000	1,004,245
ArcelorMittal, senior note,
4.25%, 3/01/16	Luxembourg	2,000,000	2,080,000
5.00%, 2/25/17	Luxembourg	1,500,000	1,590,000
[a]Cemex SAB de CV, senior secured note, 144A, 9.00%,
1/11/18	Mexico	2,000,000	2,167,500
The Dow Chemical Co., senior note, 2.50%, 2/15/16	United States	2,000,000	2,058,652
[a]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	Australia	800,000	844,000
6.875%, 2/01/18	Australia	2,000,000	2,115,000
[a]Glencore Funding LLC, 144A, 3.125%, 4/29/19	Switzerland	5,000,000	5,025,000
[a]Incitec Pivot Ltd., senior note, 144A, 4.00%, 12/07/15	Australia	2,000,000	2,085,542
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%,
5/15/18	United States	3,000,000	3,138,750
Rio Tinto Finance USA PLC, senior note, 1.625%, 8/21/17	United Kingdom	2,500,000	2,508,837
Tenneco Packaging Inc., senior note, 8.125%, 6/15/17	United States	2,100,000	2,341,500
[a]Xstrata Finance Canada Ltd., secured note, 144A, 2.05%,
10/23/15	Canada	3,000,000	3,038,208
			29,997,234
Media 0.5%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note,
2.40%, 3/15/17	United States	2,900,000	2,977,856
The New York Times Co., senior note, 6.625%, 12/15/16	United States	2,000,000	2,232,500
Time Warner Inc., 3.15%, 7/15/15	United States	1,000,000	1,031,036
Viacom Inc., senior note,
2.50%, 9/01/18	United States	2,500,000	2,550,548
2.20%, 4/01/19	United States	3,200,000	3,194,179
			11,986,119

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
[b]AbbVie Inc., senior note, FRN, 0.997%, 11/06/15	United States	7,000,000		$7,067,655
Actavis Inc., senior note, 1.875%, 10/01/17	United States	3,000,000		3,028,365
Amgen Inc., senior note, 2.125%, 5/15/17	United States	2,500,000		2,563,400
Celgene Corp., senior note,
2.45%, 10/15/15	United States	2,000,000		2,046,148
2.30%, 8/15/18	United States	3,000,000		3,024,516
Life Technologies Corp., senior note, 3.50%, 1/15/16	United States	2,000,000		2,086,562
Mylan Inc., senior note, 1.35%, 11/29/16	United States	3,700,000		3,714,978
[c]Sanofi, senior note, Reg S, 3.125%, 10/10/14	France	2,000,000	EUR	2,807,166
Teva Pharmaceutical Finance II BV/III LLC, senior note, 3.00%,
6/15/15	Israel	1,500,000		1,542,316
Thermo Fisher Scientific Inc., senior note, 1.30%, 2/01/17	United States	10,000,000		10,019,090
Zoetis Inc., senior note,
1.15%, 2/01/16	United States	1,800,000		1,812,744
1.875%, 2/01/18	United States	1,200,000		1,198,525
				40,911,465
Real Estate 0.9%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	5,100,000		5,263,756
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	4,900,000		5,223,606
Duke Realty LP, senior note, 7.375%, 2/15/15	United States	400,000		420,410
HCP Inc., senior note, 3.75%, 2/01/19	United States	5,500,000		5,843,370
Hospitality Properties Trust, senior note, 5.625%, 3/15/17	United States	3,000,000		3,285,198
				20,036,340
Retailing 0.5%
Dollar General Corp., senior note,
4.125%, 7/15/17	United States	400,000		427,725
1.875%, 4/15/18	United States	2,000,000		1,986,124
[a]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,200,000	EUR	1,662,251
[a]Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,000,000		1,014,005
Home Depot Inc., senior note, 2.25%, 9/10/18	United States	4,900,000		4,998,417
				10,088,522
Semiconductors & Semiconductor Equipment 0.2%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	5,200,000		5,229,084
Software & Services 0.6%
[b]Oracle Corp., senior note, FRN, 0.807%, 1/15/19	United States	12,000,000		12,120,432
Technology Hardware & Equipment 1.4%
[b]Apple Inc., FRN, 0.488%, 5/03/18	United States	13,000,000		13,018,005
Cisco Systems Inc., senior note, 1.10%, 3/03/17	United States	7,500,000		7,525,327
Juniper Networks Inc., senior note, 3.10%, 3/15/16	United States	2,000,000		2,060,756
[a,b]NBCUniversal Enterprise Inc., 144A, FRN, 0.912%, 4/15/18	United States	7,500,000		7,588,170
				30,192,258
Telecommunication Services 0.8%
Embarq Corp., senior note, 7.082%, 6/01/16	United States	3,000,000		3,342,378
Orange SA, senior note, 2.75%, 2/06/19	France	2,000,000		2,039,600

76 | Semiannual Report

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Telecommunication Services (continued)
[a]Sprint Nextel Corp., senior note, 144A, 9.00%, 11/15/18	United States	3,500,000	$4,274,375
Telefonica Emisiones SAU, senior note,
4.949%, 1/15/15	Spain	1,500,000	1,542,282
3.192%, 4/27/18	Spain	2,300,000	2,385,940
[a]Telefonica Movil Chile SA, senior note, 144A, 2.875%,
11/09/15	Chile	2,000,000	2,048,780
Verizon Communications Inc., senior note,
0.70%, 11/02/15	United States	1,000,000	1,002,087
3.65%, 9/14/18	United States	1,700,000	1,816,567
			18,452,009
Transportation 0.2%
[a]Aviation Capital Group Corp., senior note, 144A, 3.875%,
9/27/16	United States	3,700,000	3,823,895
Utilities 1.1%
Duke Energy Corp., senior note, 2.10%, 6/15/18	United States	5,100,000	5,136,297
[a]GDF Suez, senior note, 144A, 1.625%, 10/10/17	France	1,000,000	1,006,755
Georgia Power Co., senior note, 12D, 0.625%, 11/15/15	United States	1,000,000	1,000,086
[a]Korea Western Power Co. Ltd., senior note, 144A, 3.125%,
5/10/17	South Korea	5,200,000	5,408,338
The Southern Co., senior note, 2.45%, 9/01/18	United States	7,000,000	7,156,331
[a]State Grid Overseas Investment 2013 Ltd., senior note, 144A,
1.75%, 5/22/18	China	2,000,000	1,949,400
[a,d]State Grid Overseas Investment 2014 Ltd., senior note, 144A,
2.75%, 5/07/19	China	2,200,000	2,192,762
Virginia Electric & Power Co., senior note, 1.20%, 1/15/18	United States	900,000	883,982
			24,733,951
Total Corporate Bonds (Cost $695,695,927)			708,336,120
[b,e]Senior Floating Rate Interests 6.0%
Automobiles & Components 0.0%†
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan,
6.50%, 7/29/17	United States	364,713	365,017
Capital Goods 0.5%
[d]Doncasters U.S. Finance LLC, Term B Loans, 5.75%, 4/09/20	United States	323,500	324,848
Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	2,870,973	2,873,126
[d]Signode Industrial Group U.S. Inc., Term Loan B, 5.25%,
5/01/21	United States	1,416,700	1,413,380
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	3,053,558	3,042,822
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	3,099,406	3,099,387
			10,753,563
Commercial & Professional Services 0.2%
Interactive Data Corp.,
Term B Loan, 3.75%, 2/11/18	United States	3,848,307	3,847,506
Term Loan, 6.00%, 5/05/21	United States	320,993	321,244
			4,168,750

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
[b,e]Senior Floating Rate Interests (continued)
Consumer Services 0.1%
[d]ClubCorp Club Operations Inc., Term B Loans, 5.25%, 7/24/20	United States	661,900	$661,072
Diamond Resorts Corp., First Lien Term Loan, 6.75%, 5/09/21	United States	409,400	410,168
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%,
10/25/20	United States	13,316	13,289
			1,084,529
Diversified Financials 0.4%
Asurion LLC, Incremental Tranche B-1 Term Loan, 5.00%,
5/24/19	United States	77,235	77,363
Guggenheim Partners Investment Management Holdings LLC,
Initial Term Loan, 4.25%, 7/22/20	United States	4,019,151	4,036,233
Trans Union LLC, 2014 Replacement Term Loan, 4.00%,
4/09/21	United States	4,008,300	3,997,654
			8,111,250
Energy 0.1%
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	3,081,656	3,086,472
Food, Beverage & Tobacco 0.1%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%,
2/24/20	United States	1,623,561	1,612,602
Health Care Equipment & Services 1.1%
Community Health Systems Inc.,
2017 Term E Loan, 3.447% - 3.483%, 1/25/17	United States	2,173,379	2,177,843
2021 Term D Loan, 4.25%, 1/27/21	United States	6,192,273	6,219,339
DaVita HealthCare Partners Inc.,
Tranche B Term Loan, 4.50%, 10/20/16	United States	1,360,678	1,365,433
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	5,001,922	5,021,985
[d]Dialysis Newco Inc., First Lien Term Loan, 6.00%, 4/21/21	United States	555,700	556,395
[d]Millennium Laboratories LLC, Tranche B Term Loan, 6.50%,
4/16/21	United States	4,614,600	4,595,823
[d]Truven Health Analytics Inc., New Tranche B Term Loan, 5.50%,
6/06/19	United States	1,325,359	1,317,904
[d]U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	2,094,761	2,097,379
			23,352,101
Household & Personal Products 0.4%
[d]FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%,
4/19/19	United States	4,345,670	4,405,423
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	3,651,310	3,652,833
			8,058,256
Insurance 0.0%†
[d]HUB International Ltd., Initial Term Loan, 5.50%, 10/02/20	United States	537,900	537,698
Materials 1.0%
[d]American Rock Salt Co. LLC, Initial Loan, 6.00%, 4/25/17	United States	3,131,870	3,138,723
Arysta Lifescience SPC LLC, Initial Term Loan, 4.50%,
5/29/20	United States	5,493,558	5,493,514

78 | Semiannual Report

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
[b,e]Senior Floating Rate Interests (continued)
Materials (continued)
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified
Refinancing Term, 4.00%, 2/01/20	United States	1,375,783	$1,373,968
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	471,562	476,867
FMG America Finance Inc. (Fortescue Metals Group), Loans,
4.25%, 6/30/19	United States	1,307,171	1,308,090
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%,
6/07/20	United States	1,900,961	1,897,159
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	464,065	469,286
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%,
7/19/19	United States	2,614,774	2,622,945
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%,
12/01/18	United States	3,940,449	3,948,145
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%,
3/19/20	Netherlands	1,854,875	1,856,904
			22,585,601
Media 0.3%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	524,558	524,558
[d]William Morris Endeavor Entertainment LLC, Term Loans First Lien,
6.50%, 3/21/21	United States	6,133,100	6,130,033
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	331,071	330,036
			6,984,627
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International Inc., Series E-1 Tranche B
Term Loan, 3.75%, 8/05/20	Canada	2,089,228	2,091,115
Retailing 1.0%
BJ’s Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%,
9/26/19	United States	3,759,922	3,760,968
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,337,836	2,345,628
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	3,076,048	3,090,643
[d]The Men’s Wearhouse Inc., Term Loan B, 5.75%, 4/15/21	United States	1,856,000	1,853,448
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%,
7/27/19	United States	3,227,157	3,220,099
[d]Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	5,475,404	5,525,740
Sungard Availability Services Capital Inc., Tranche B Term Loan,
6.00%, 3/31/19	United States	2,632,179	2,619,018
			22,415,544
Software & Services 0.4%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%,
9/10/20	United States	3,524,197	3,523,098
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	4,143,015	4,054,976
			7,578,074
Technology Hardware & Equipment 0.1%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	1,574,402	1,570,685
[d]Presidio Inc., Term Loan, 6.25%, 3/31/17	United States	983,674	989,822
			2,560,507

		Semiannual Report | 79

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
[b,e]Senior Floating Rate Interests (continued)
Telecommunication Services 0.1%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%,
6/30/19	Luxembourg	1,900,449		$1,902,429
Transportation 0.1%
Global Tip Finance BV/Finance America LLC, Facility C
Commitment, 6.50%, 10/16/20	United States	1,141,689		1,127,418
Total Senior Floating Rate Interests
(Cost $128,287,088)				128,375,553
Foreign Government and Agency Securities 4.3%
[b]The Export-Import Bank of Korea, senior note, FRN, 0.977%,
1/14/17	South Korea	1,300,000		1,307,832
Government of Hungary,
7.75%, 8/24/15	Hungary	4,100,000	HUF	19,765
5.50%, 12/22/16	Hungary	750,880,000	HUF	3,583,761
A, 8.00%, 2/12/15	Hungary	12,870,000	HUF	60,658
A, 6.75%, 11/24/17	Hungary	3,910,000	HUF	19,414
A, 5.50%, 12/20/18	Hungary	428,710,000	HUF	2,044,618
[c]Reg S, 6.75%, 7/28/14	Hungary	300,000	EUR	421,882
Government of Indonesia, FR51, 11.25%, 5/15/14	Indonesia	17,100,000,000	IDR	1,483,801
Government of Ireland, 4.60%, 4/18/16	Ireland	2,559,000	EUR	3,836,548
Government of Malaysia,
3.434%, 8/15/14	Malaysia	5,830,000	MYR	1,789,475
3.741%, 2/27/15	Malaysia	7,255,000	MYR	2,237,097
3.835%, 8/12/15	Malaysia	6,560,000	MYR	2,028,825
4.72%, 9/30/15	Malaysia	16,150,000	MYR	5,057,611
3.197%, 10/15/15	Malaysia	1,255,000	MYR	384,944
senior note, 3.172%, 7/15/16	Malaysia	1,250,000	MYR	382,414
Government of Mexico,
7.00%, 6/19/14	Mexico	706,500	[f] MXN	5,425,361
9.50%, 12/18/14	Mexico	451,300	[f] MXN	3,578,154
6.00%, 6/18/15	Mexico	4,060	[f] MXN	31,815
8.00%, 12/17/15	Mexico	396,900	[f] MXN	3,228,908
6.25%, 6/16/16	Mexico	42,500	[f] MXN	339,408
7.25%, 12/15/16	Mexico	670,000	[f] MXN	5,500,231
Government of Poland,
5.50%, 4/25/15	Poland	1,754,000	PLN	594,552
6.25%, 10/24/15	Poland	403,000	PLN	139,686
5.00%, 4/25/16	Poland	16,225,000	PLN	5,570,532
[b]FRN, 2.72%, 1/25/17	Poland	1,338,000	PLN	441,013
[b]FRN, 2.72%, 1/25/21	Poland	1,356,000	PLN	440,018
Strip, 7/25/15	Poland	4,579,000	PLN	1,463,540
Strip, 1/25/16	Poland	11,786,000	PLN	3,706,561
[a]Government of Serbia, senior note, 144A, 5.25%, 11/21/17	Serbia	1,800,000		1,864,125
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	10,000	SGD	8,078
Government of Sri Lanka,
A, 11.25%, 7/15/14	Sri Lanka	11,700,000	LKR	90,299
A, 11.75%, 3/15/15	Sri Lanka	80,000	LKR	636
A, 6.50%, 7/15/15	Sri Lanka	2,060,000	LKR	15,649

80 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Government of Sri Lanka, (continued)
A, 11.00%, 8/01/15	Sri Lanka	13,400,000	LKR	$107,128
A, 6.40%, 8/01/16	Sri Lanka	1,500,000	LKR	11,201
A, 8.00%, 11/15/18	Sri Lanka	3,780,000	LKR	28,000
A, 9.00%, 5/01/21	Sri Lanka	4,890,000	LKR	35,816
B, 6.60%, 6/01/14	Sri Lanka	500,000	LKR	3,827
C, 8.50%, 4/01/18	Sri Lanka	2,890,000	LKR	21,943
D, 8.50%, 6/01/18	Sri Lanka	1,960,000	LKR	14,869
Government of the Philippines, senior note, 1.625%, 4/25/16	Philippines	19,230,000	PHP	424,991
[a]Government of Ukraine, 144A, 9.25%, 7/24/17	Ukraine	3,800,000		3,436,625
The Korea Development Bank, senior note, 3.00%, 3/17/19	South Korea	3,500,000		3,595,462
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	4,510,200,000	KRW	4,358,318
senior bond, 2.80%, 8/02/15	South Korea	6,330,230,000	KRW	6,134,526
senior bond, 2.81%, 10/02/15	South Korea	160,000,000	KRW	155,037
senior note, 3.28%, 6/02/14	South Korea	1,343,890,000	KRW	1,301,539
senior note, 2.82%, 8/02/14	South Korea	636,100,000	KRW	616,074
senior note, 2.78%, 10/02/14	South Korea	2,536,000,000	KRW	2,456,429
senior note, 2.84%, 12/02/14	South Korea	1,517,560,000	KRW	1,470,763
senior note, 2.74%, 2/02/15	South Korea	389,480,000	KRW	377,275
senior note, 2.76%, 6/02/15	South Korea	1,334,100,000	KRW	1,292,496
[a]Korea National Oil Corp., senior note, 144A, 2.875%,
11/09/15	South Korea	2,000,000		2,056,160
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	636,530,000	KRW	618,430
3.25%, 6/10/15	South Korea	420,970,000	KRW	409,981
2.75%, 12/10/15	South Korea	1,527,740,000	KRW	1,478,904
3.00%, 12/10/16	South Korea	1,590,000,000	KRW	1,544,702
Letra Tesouro Nacional, Strip, 1/01/15	Brazil	10	[g]BRL	4,176
[h]Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/16	Brazil	789	[g]BRL	864,675
5/15/17	Brazil	150	[g]BRL	163,977
8/15/18	Brazil	1,810	[g]BRL	1,964,703
Total Foreign Government and Agency Securities
(Cost $90,672,253)				92,045,238
U.S. Government and Agency Securities 8.4%
U.S. Treasury Bond,
11.25%, 2/15/15	United States	3,000,000		3,265,077
4.50%, 2/15/16	United States	40,000,000		42,999,200
U.S. Treasury Note,
4.125%, 5/15/15	United States	15,000,000		15,624,900
2.125%, 5/31/15	United States	44,200,000		45,156,532
1.875%, 6/30/15	United States	30,000,000		30,608,790
0.25%, 7/15/15	United States	5,000,000		5,006,445
4.25%, 8/15/15	United States	34,000,000		35,795,608
[i]Index Linked, 0.125%, 4/15/16	United States	3,190,582		3,283,559
Total U.S. Government and Agency Securities
(Cost $181,473,726)				181,740,111

		Semiannual Report | 81

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities 18.8%
Banks 7.7%
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	United States	8,350,000	$8,913,583
2006-4, AJ, 5.695%, 7/10/46	United States	3,587,000	3,778,899
2006-4, AM, 5.675%, 7/10/46	United States	710,000	777,052
Bear Stearns Commercial Mortgage Securities Inc.,
[b]2006-PW11, AJ, FRN, 5.441%, 3/11/39	United States	3,641,000	3,834,628
[b]2006-PW12, AJ, FRN, 5.75%, 9/11/38	United States	1,770,000	1,834,941
2006-PW13, AJ, 5.611%, 9/11/41	United States	7,000,000	7,285,310
[b]2007-PW16, AM, FRN, 5.707%, 6/11/40	United States	2,100,000	2,345,188
Bear Stearns Commercial Mortgage Securities Trust,
[b]2005-T20, A3, FRN, 5.136%, 10/12/42	United States	906,234	914,784
2006-PW13, A4, 5.54%, 9/11/41	United States	3,600,000	3,899,623
[b]2007-PW16, A4, FRN, 5.707%, 6/11/40	United States	1,710,000	1,915,082
Capital One Multi-Asset Execution Trust,
2006-A6, A3, 5.05%, 12/17/18	United States	6,100,000	6,581,543
[b]2007-A1, A1, FRN, 0.202%, 11/15/19	United States	5,470,000	5,440,301
[b]CD Commercial Mortgage Trust, 2005-CD1, AJ, FRN, 5.402%,
7/15/44	United States	3,258,000	3,430,602
Citibank Credit Card Issuance Trust,
2003-A7, A7, 4.15%, 7/07/17	United States	2,900,000	3,027,635
2005-A9, A9, 5.10%, 11/20/17	United States	6,200,000	6,637,419
[b]2006-A3, A3, FRN, 5.30%, 3/15/18	United States	2,160,000	2,344,425
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	1,850,000	1,859,627
[b]2007-C6, AM, FRN, 5.71%, 6/10/17	United States	7,000,000	7,733,243
[b]Countrywide Asset-Backed Certificates,
2001-BC3, A, FRN, 0.632%, 12/25/31	United States	1,851	1,422
2002-3, 1A1, FRN, 0.892%, 5/25/32	United States	1,795	1,706
2004-1, M1, FRN, 0.902%, 3/25/34	United States	604,274	579,401
2004-7, MV3, FRN, 1.202%, 12/25/34	United States	1,012,874	1,008,333
2004-14, M1, FRN, 0.662%, 6/25/35	United States	1,056,275	1,043,408
Credit Suisse First Boston Mortgage Securities Corp.,
2004-6, 3A1, 5.00%, 9/25/19	United States	2,488,193	2,618,106
[b]2004-AR3, 5A1, FRN, 2.514%, 4/25/34	United States	2,755,066	2,847,995
2004-C5, A1A, 4.71%, 11/15/37	United States	7,191,550	7,306,902
[b]Granite Master Issuer PLC, 2006-3, A3, FRN, 0.232%,
12/20/54	United Kingdom	1,492,338	1,477,564
[b]Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, FRN, 5.82%, 7/10/38	United States	6,800,000	7,080,286
AM, FRN, 5.82%, 7/10/38	United States	660,000	719,923
JPMorgan Chase Commercial Mortgage Securities Corp.,
2004-LN2, A2, 5.115%, 7/15/41	United States	1,054,369	1,057,223
2006-CB17, AM, 5.464%, 12/12/43	United States	2,350,000	2,483,012
[b]2006-LDP7, AJ, FRN, 6.025%, 4/15/45	United States	7,000,000	7,231,973

82 | Semiannual Report

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Banks (continued)
LB-UBS Commercial Mortgage Trust,
[a,b]2003-C7, L, 144A, FRN, 5.224%, 7/15/37	United States	352,536	$353,164
2005-C3, A5, 4.739%, 7/15/30	United States	3,299,890	3,392,433
2006-C1, A4, 5.156%, 2/15/31	United States	1,500,000	1,589,069
[b]2006-C1, AJ, FRN, 5.276%, 2/15/41	United States	967,000	992,548
[b]2006-C4, AJ, FRN, 6.051%, 6/15/38	United States	4,000,000	4,258,956
[b]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.281%,
11/12/37	United States	1,750,000	1,842,439
[b]MLCC Mortgage Investors Inc., 2005-1, 2A2, FRN, 2.127%,
4/25/35	United States	996,397	970,234
[b]Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN,
0.887%, 1/25/35	United States	610,585	589,195
Morgan Stanley Capital I Trust,
2005-T17, A5, 4.78%, 12/13/41	United States	5,674,894	5,760,968
[b]2006-HQ8, A4, FRN, 5.416%, 3/12/44	United States	3,392,824	3,589,416
[b]2006-HQ8, AJ, FRN, 5.496%, 3/12/44	United States	7,000,000	7,182,547
[b]Wachovia Bank Commercial Mortgage Trust,
[a]2003-C7, F, 144A, FRN, 5.792%, 10/15/35	United States	1,500,000	1,522,512
2005-C17, B, FRN, 5.287%, 3/15/42	United States	3,000,000	3,088,383
2006-C23, AJ, FRN, 5.515%, 1/18/45	United States	8,000,000	8,471,864
2006-C27, AM, FRN, 5.795%, 7/17/45	United States	2,755,000	3,003,960
2006-C28, AM, FRN, 5.603%, 10/15/48	United States	330,000	359,686
[b]Wachovia Commercial Mortgage Securities Inc. Pass-Through
Certificates, 2003-C9, D, FRN, 5.209%, 12/15/35	United States	23,938	23,928
[b]Wells Fargo Mortgage Backed Securities Trust,
04-I, 2A1, FRN, 2.633%, 6/25/34	United States	2,733,319	2,725,608
04-V, 2A1, FRN, 2.631%, 10/25/34	United States	2,726,312	2,779,585
04-W, A9, FRN, 2.616%, 11/25/34	United States	273,446	283,394
05-AR, 1A1, FRN, 2.61%, 2/25/35	United States	3,317,454	3,354,573
05-AR9, 2A2, FRN, 2.643%, 10/25/33	United States	361,761	357,946
05-AR10, 2A3, FRN, 2.614%, 6/25/35	United States	1,518,757	1,522,387
			166,025,934
Commercial & Professional Services 0.1%
[a]Anthracite CDO II Ltd., 2002-2A, D, 144A, 6.97%, 12/24/37	United States	1,162,783	1,167,359
[b]Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, FRN,
0.872%, 7/25/30	United States	339,005	338,554
			1,505,913
Diversified Financials 10.9%
[b]Aames Mortgage Investment Trust, 2005-4, M1, FRN, 0.857%,
10/25/35	United States	520,706	520,940
[a]ABSC Manufactured Housing Contract Resecuritization Trust,
2004-0K1, A4, 144A, 5.019%, 4/16/30	United States	2,627,106	2,679,694
[b]American Home Mortgage Investment Trust, 2004-3, 4A, FRN,
1.837%, 10/25/34	United States	5,489,340	5,423,630

Semiannual Report | 83

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[b]Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates,
2004-R4, M1, FRN, 0.977%, 6/25/34	United States	1,827,238	$1,789,065
2004-R7, A1, FRN, 0.592%, 8/25/34	United States	1,668,377	1,645,166
[a]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,900,000	1,864,679
[a,b]ARCap Real Estate Investment Trust Inc., 2004-RR3, A2, 144A,
FRN, 4.76%, 9/21/45	United States	7,179,871	7,271,709
[a]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%,
4/21/24	United States	3,530,175	3,593,044
[b]Argent Securities Inc., 2005-W2, A2C, FRN, 0.512%,
10/25/35	United States	1,155,000	1,054,804
[b]Bayview Financial Acquisition Trust, 2004-D, M1, FRN, 0.782%,
8/28/44	United States	1,294,273	1,281,827
[b]Bear Stearns Alt-A Trust,
2004-10, 1A3, FRN, 1.152%, 9/25/34	United States	4,448,801	4,442,884
2004-13, A2, FRN, 1.032%, 11/25/34	United States	191,404	181,641
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,
1A6, 5.351%, 2/25/35	United States	438,930	443,131
[b]2A2, FRN, 0.652%, 2/25/35	United States	13,246	11,385
[b]Chase Issuance Trust,
2007-A2, A2, FRN, 0.202%, 4/15/19	United States	4,468,000	4,444,346
2007-B1, B1, FRN, 0.402%, 4/15/19	United States	9,400,000	9,335,483
2007-C1, C1, FRN, 0.612%, 4/15/19	United States	3,800,000	3,766,604
[a,b]Colony American Homes, 2014-1A, A, 144A, FRN, 1.40%,
5/17/31	United States	4,090,000	4,106,012
[b]Commercial Mortgage Trust, 2007-C9, A1A, FRN, 5.795%,
12/10/49	United States	8,886,520	9,886,773
[a]Countryplace Manufactured Housing Contract Trust, 2005-A3,
144A, 4.80%, 12/15/35	United States	138,170	142,023
[b]Countrywide Home Loans,
04-11, 2A1, FRN, 2.26%, 7/25/34	United States	5,069,703	5,023,176
2004-6, 1A1, FRN, 2.661%, 5/25/34	United States	3,988,692	4,010,091
[a]Crest Ltd.,
2003-2A, C2, 144A, 5.709%, 12/28/38	United States	4,381,230	4,424,963
[b]2004-1A, A, 144A, FRN, 0.558%, 1/28/20	United States	198,454	196,992
[b]2004-1A, B1, 144A, FRN, 0.718%, 1/28/40	United States	5,606,650	5,400,555
[a]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	United States	2,500,000	2,505,750
[a,b]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.462%, 10/20/43	United States	3,015,489	2,932,563
[b]Discover Card Execution Note Trust, 2010-A2, A2, FRN, 0.732%,
3/15/18	United States	5,000,000	5,031,265
[a]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	630,000	634,001
[b]First Horizon Alternative Mortgage Securities Trust, 04-AA5, 2A1,
FRN, 2.092%, 12/25/34	United States	4,174,866	4,080,967
Ford Credit Auto Owner Trust, 2012-A, A4, 1.15%, 6/15/17	United States	3,470,000	3,500,074
[a,b]Fosse Master Issuer PLC, 2011-1A, A2, 144A, FRN, 1.628%,
10/18/54	United Kingdom	2,616,489	2,623,760

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Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[a]G-Force LLC,
[b]2005-RR2, A3FL, FRN, 144A, 0.452%, 12/25/39	United States	2,694,393	$2,605,478
2005-RRA, A2, 144A, 4.83%, 8/22/36	United States	81,356	81,365
2005-RRA, B, 144A, 5.09%, 8/22/36	United States	2,000,000	2,016,500
[b]GCCFC Commercial Mortgage Trust, 2006-GG7, A1A, FRN, 5.82%,
7/10/38	United States	6,292,392	6,791,995
[a,b]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.638%,
11/01/17	United States	2,000,000	1,957,988
GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%,
5/10/43	United States	1,615,000	737,916
Green Tree Financial Corp., 1999-3, A7, 6.74%, 2/01/31	United States	491,508	495,286
[b]GSAA Home Equity Trust,
05-5, M3, FRN, 1.097%, 2/25/35	United States	5,950,000	5,457,679
FRN, 0.522%, 6/25/35	United States	881,638	838,216
[b]GSAMP Trust, 2005-HE3, M2, FRN, 1.157%, 6/25/35	United States	2,111,332	2,035,683
[a]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%,
10/20/24	United States	570,000	583,737
[a,b]Hilton USA Trust, 2013-HLF, AFL, 144A, FRN, 1.153%,
11/05/30	United States	6,000,000	6,008,154
[b]JP Morgan Chase Commercial Mortgage Securities Corp.,
2005-LDP5, A, FRN, 5.56%, 12/15/44	United States	1,150,000	1,167,999
[b]JP Morgan Mortgage Trust, 2004-A1, 5A1, FRN, 2.556%,
2/25/34	United States	165,211	165,920
[b]JPMorgan Chase Commercial Mortgage Securities Trust,
2006-LDP7, A4, FRN, 6.025%, 4/15/45	United States	880,000	956,537
[b]JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, FRN,
0.302%, 5/25/36	United States	335,967	330,110
[a,b]Kildare Securities Ltd., 2007-1A, A2, 144A, FRN, 0.355%,
12/10/43	Ireland	2,428,048	2,418,406
[a,b]LB-UBS Commercial Mortgage Trust, 2004-C7, H, 144A, FRN,
5.42%, 10/15/36	United States	980,000	1,001,149
[a,b]LNR CDO Ltd., 2003-1A, DFL, 144A, FRN, 2.255%, 7/23/36	Cayman Islands	1,350,000	1,327,269
[b]Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN, 0.624%,
8/25/35	United States	1,603,858	1,587,979
[a,b]Mach One Trust Commercial Mortgage-Backed, 2004-1A,
F, 144A, FRN, 5.889%, 5/28/40	United States	1,700,000	1,742,500
G, 144A, FRN, 6.209%, 5/28/40	United States	3,500,000	3,504,287
[b]MASTR Adjustable Rate Mortgage Trust, 2007-3, 12A2, FRN,
0.352%, 5/25/47	United States	1,012,405	993,736
[b]MASTR Adjustable Rate Mortgages Trust, 2007-1, I2A2, FRN,
0.312%, 1/25/47	United States	2,843,742	2,789,612
MASTR Alternative Loan Trust,
2003-1, 3A1, 5.00%, 2/25/18	United States	1,174,460	1,213,686
2003-6, 2A1, 5.00%, 8/25/18	United States	2,620,735	2,735,106
2003-9, 1A1, 5.50%, 12/25/18	United States	1,128,680	1,183,507
2004-4, 5A1, 5.50%, 4/25/19	United States	2,738,984	2,876,370
[b]2004-11, 2A1, FRN, 5.562%, 11/25/19	United States	2,592,514	2,729,981

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Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
Mercedes-Benz Auto Lease Trust, 2013-A, A4, 0.72%,
12/17/18	United States	1,150,000		$1,152,769
[b]Merrill Lynch Mortgage Investors Trust Inc.,
2003-E, A1, FRN, 0.772%, 10/25/28	United States	1,831,211		1,805,812
2003-G, A2, FRN, 1.027%, 1/25/29	United States	1,655,444		1,658,732
[b]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, FRN, 5.409%,
7/12/46	United States	3,058,937		3,325,892
[a,b]N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, FRN, 0.563%,
6/16/41	Cayman Islands	2,264,535		2,161,182
[a,b]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.574%,
12/24/39	United States	2,253,840		2,182,853
[b]Ownit Mortgage Loan Asset-Backed Certificates, 2005-2, M4,
FRN, 1.082%, 3/25/36	United States	3,100,000		3,050,887
[b]Park Place Securities Inc. Asset-Backed Pass-Through Certificates,
2004-MCW1, M1, FRN, 1.09%, 10/25/34	United States	537,604		535,038
2004-WHQ2, M2, FRN, 1.097%, 2/25/35	United States	3,007,091		3,013,397
[b]Park Place Securities Inc., 2005-WCW1, M1, FRN, 0.602%,
9/25/35	United States	1,895,000		1,824,985
[a,b]Pegasus 2006-1 Ltd., 2006-1A, A1, 144A, FRN, 0.552%,
7/25/49	United States	2,900,000		2,653,500
[b]RAAC, 04-SP1, AII, FRN, 0.852%, 3/25/34	United States	1,102,480		1,048,297
[b]Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN,
5.48%, 6/25/34	United States	731,035		761,583
[a,b]Seawall SPC, 2006-1A, C1, 144A, FRN, 1.402%, 4/15/46	United States	1,000,000		989,000
[b]Sequoia Mortgage Trust, 2003-4,
1A1, FRN, 0.772%, 7/20/33	United States	536,901		504,358
1A2, FRN, 0.995%, 7/20/33	United States	470,722		442,341
[b]Structured Asset Investment Loan Trust, 2004-BNC2, A2, FRN,
1.192%, 12/25/34	United States	3,925,562		3,864,785
[b]Structured Asset Mortgage Investments Trust, 2003-AR1, A1, FRN,
0.892%, 10/19/33	United States	597,920		564,571
[b]Structured Asset Mortgage Investments II Trust, 04-AR6, A1A,
FRN, 0.852%, 2/19/35	United States	3,494,287		3,272,159
[b]Structured Asset Securities Corp., 2006-WF1, A5, FRN, 0.452%,
2/25/36	United States	1,788,223		1,754,555
[b,c]Talisman 6 Finance, Reg S, FRN, 0.507%, 10/22/16	Ireland	2,371,092	EUR	3,169,946
[b]Thornburg Mortgage Securities Trust, 2007-4, 1A1, FRN, 2.346%,
9/25/37	United States	1,352,809		1,327,230
[a,b]Trade MAPS Ltd., 2013-1A, A, 144A, FRN, 0.85%, 12/10/18	Ireland	8,500,000		8,526,520
[a,b]Turquoise Card Backed Securities PLC, 2011-1A, A, 144A, FRN,
0.902%, 9/15/16	United Kingdom	3,600,000		3,606,642
Vanderbilt Acquisition Loan Trust, 2002-1, M1, 7.33%,
5/07/32	United States	385,189		420,941
[a,b]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.558%, 7/11/21	United States	2,000,000		1,927,000
WAMU Mortgage Pass-Through Certificates,
05-AR13, A1A1, 0.442%, 10/25/45	United States	7,445,822		6,971,151
[b]2005-AR8, 2A1A, FRN, 0.442%, 7/25/45	United States	2,082,982		1,951,596
[b]2005-AR19, A1A1, FRN, 0.422%, 12/25/45	United States	5,518,668		5,197,365

86 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[b]Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
2004-1, A3, FRN, 0.522%, 4/25/34	United States	1,980,000	$1,874,769
			234,123,004
Real Estate 0.1%
[b]Citigroup Mortgage Loan Trust Inc., 2006-WFH3, A3, FRN,
0.302%, 10/25/36	United States	806,174	803,172
[b]Novastar Home Equity Loan, 2004-4, M4, FRN, 1.802%,
3/25/35	United States	2,000,000	1,971,500
			2,774,672
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $399,793,091)			404,429,523
Mortgage-Backed Securities 4.5%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.0%
FHLMC, 1.78% - 6.345%, 11/01/17 – 9/01/41	United States	20,028,524	21,319,468
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%†
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	311,216	330,704
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	113,420	127,042
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	439,781	481,255
			939,001
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 2.7%
FNMA, 1.193% - 2.295%, 3/01/17 – 10/01/44	United States	20,349,965	21,434,077
FNMA, 2.297% - 2.528%, 9/01/19 – 5/01/38	United States	19,000,507	20,123,878
FNMA, 5.532% - 6.22%, 8/01/15 – 3/01/50	United States	15,698,717	16,687,697
			58,245,652
Federal National Mortgage Association (FNMA) Fixed Rate 0.8%
FNMA 15 Year, 3.50%, 10/01/25	United States	2,777,198	2,931,057
FNMA 15 Year, 4.00%, 12/01/25	United States	4,545,003	4,844,309
FNMA 15 Year, 4.50%, 5/01/16 - 6/01/25	United States	8,870,221	9,407,552
FNMA 30 Year, 5.00%, 3/01/38	United States	117,795	129,105
			17,312,023
[b]Government National Mortgage Association (GNMA)
Adjustable Rate 0.0%†
GNMA, 1.625%, 4/20/26 - 9/20/26	United States	40,687	42,325
Total Mortgage-Backed Securities
(Cost $96,610,756)			97,858,469
Municipal Bonds 1.2%
Acalanes UHSD, GO, Contra Costa County, Refunding, 1.427%,
8/01/18	United States	1,000,000	977,910
Alabama State Public School and College Authority Revenue,
Capital Improvement Bonds, 5.00%, 12/01/25	United States	1,500,000	1,690,290
Arkansas State GO, Four-Lane Highway Construction and
Improvement Bonds, 3.25%, 6/15/22	United States	3,000,000	3,157,710

		Semiannual Report | 87

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Municipal Bonds (continued)
[b]California State Judgment Trust COP, FRN, 1.582%, 6/01/15	United States	1,535,000		$1,508,061
California State Public Works Board Lease Revenue, Various Capital
Projects, Series E, 3.183%, 12/01/14	United States	3,035,000		3,059,280
Colorado State ISD, GO, Mitchell and Scurry Counties, School
Building, PSF Guarantee, 5.00%, 8/15/43	United States	350,000		383,422
Florida Hurricane Catastrophe Fund Finance Corp. Revenue,
Series A, 2.107%, 7/01/18	United States	2,000,000		2,004,420
Illinois State GO, Build America Bonds, 4.55%, 7/01/14	United States	1,000,000		1,006,570
Minnesota State GO, Series C, 2.50%, 8/01/18	United States	1,500,000		1,548,540
Modesto Irrigation District Financing Authority Revenue, Domestic
Water Project, Refunding, Series G, AGMC Insured, 5.00%,
9/01/21	United States	1,000,000		1,168,480
Puerto Rico Sales Tax FICO Sales Tax Revenue, Refunding,
Series A, NATL RE, FGIC Insured, zero cpn., 8/01/45	United States	4,305,000		551,040
Rhode Island State and Providence Plantations GO, Consolidated
Capital Development Loan of 2012, Refunding, Series A, 5.00%,
8/01/19	United States	2,500,000		2,926,825
Riverside County RDA Tax Allocation, Housing, Series A-T,
5.00%, 10/01/14	United States	1,030,000		1,035,696
6.00%, 10/01/15	United States	1,075,000		1,105,089
6.25%, 10/01/16	United States	1,140,000		1,184,950
University of California Revenues, General, Series AK, 5.00%,
5/15/48	United States	2,750,000		3,327,225
Total Municipal Bonds (Cost $25,917,000)				26,635,508

		Shares
Litigation Trusts (Cost $—) 0.0%
[j,k]NewPage Corp., Litigation Trust	United States	500,000		—

	Counterparty	Notional Amount*
Options Purchased 0.0%†
Calls – Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.22, Premium Rate 0.56%,
Strike Price $102, Expires 6/18/14	FBCO	10,600,000	[l]	16,706
Buy protection on CDX.NA.IG.22, Premium Rate 0.688%,
Strike Price $100, Expires 6/18/14	FBCO	32,000,000	[l]	1,760
				18,466
Currency Options 0.0%†
USD/KRW, October Strike Price 1,040 KRW, Expires 10/16/14	BZWS	3,500,000	[l]	79,492
				97,958

88 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Counterparty	Notional Amount*		Value
Options Purchased (continued)
Puts – Over-the-Counter
Currency Options 0.0%†
EUR/PLN, October Strike Price 4.13 PLN, Expires 10/22/14	BZWS	3,870,831	[l] EUR	$29,270
EUR/SEK, May Strike Price 8.955 SEK, Expires 5/23/14	BZWS	9,200,000	[l] EUR	35,287
				64,557
Total Options Purchased (Cost $475,627)				162,515
Total Investments before Short Term Investments
(Cost $1,635,295,583)				1,655,754,037

		Principal Amount*
Short Term Investments 23.3%
Foreign Government and Agency Securities 0.5%
[m]Bank of Negara Monetary Notes, 5/15/14 - 11/06/14	Malaysia	10,356,000	MYR	3,150,229
[m]Hungary Treasury Bill, 6/25/14	Hungary	10,370,000	HUF	46,730
Korea Monetary Stabilization Bond,
senior bond, 2.55%, 5/09/14	South Korea	553,000,000	KRW	535,281
senior bond, 2.72%, 9/09/14	South Korea	64,000,000	KRW	61,975
senior note, 2.57%, 6/09/14	South Korea	63,000,000	KRW	60,982
[m]Malaysia Treasury Bill, 5/30/14	Malaysia	90,000	MYR	27,523
[m]Philippine Treasury Bills, 7/02/14 - 11/05/14	Philippines	15,255,000	PHP	341,167
[m]Singapore Treasury Bills, 5/02/14 - 5/30/14	Singapore	8,143,000	SGD	6,495,190
Total Foreign Government and Agency Securities
(Cost $10,751,207)				10,719,077
U.S. Government and Agency Securities 20.9%
[m]U.S. Treasury Bill,
5/08/14	United States	95,000,000		94,999,715
5/15/14	United States	75,000,000		74,999,850
7/17/14	United States	25,000,000		24,999,125
U.S. Treasury Note,
0.25%, 5/31/14	United States	85,000,000		85,014,960
0.25%, 6/30/14	United States	85,000,000		85,031,535
0.125%, 7/31/14	United States	85,000,000		85,021,590
Total U.S. Government and Agency Securities
(Cost $450,097,171)				450,066,775
Municipal Bonds 0.4%
[n] University of California Revenues,
Series Y-1, Monthly VRDN and Put, 0.653%, 7/01/41	United States	7,600,000		7,612,312
Series Y-2, Monthly VRDN and Put, 0.653%, 7/01/41	United States	390,000		390,632
Total Municipal Bonds (Cost $7,990,000)				8,002,944
Total Investments before Money Market Funds
(Cost $2,104,133,961)				2,124,542,833

Semiannual Report | 89

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund	Country	Shares		Value
Short Term Investments (continued)
Money Market Funds (Cost $31,576,283) 1.5%
[j,o]Institutional Fiduciary Trust Money Market Portfolio	United States	31,576,283		$31,576,283
Total Investments (Cost $2,135,710,244) 100.2%				2,156,119,116
Options Written (0.0)%†				(29,736)
Other Assets, less Liabilities (0.2)%				(3,570,672)
Net Assets 100.0%				$2,152,518,708

	Counterparty	Notional Amount*
[p]Options Written (Premiums Received $35,151) (0.0)%†
Calls – Over-the-Counter
Currency Options (0.0)%†
USD/KRW, October Strike Price 1,100 KRW, Expires 10/16/14	BZWS	3,500,000	[l]	$(29,736)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30,
2014, the aggregate value of these securities was $239,400,602, representing 11.12% of net assets.
bThe coupon rate shown represents the rate at period end.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration.These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2014, the aggregate value of these securities was
$27,135,326, representing 1.26% of net assets.
dA portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(d).
eSee Note 1(j) regarding senior floating rate interests.
fPrincipal amount is stated in 100 Mexican Peso Units.
gPrincipal amount is stated in 1,000 Brazilian Real Units.
hRedemption price at maturity is adjusted for inflation. See Note 1(l).
iPrincipal amount of security is adjusted for inflation. See Note 1(l).
jNon-income producing.
kSecurity has been deemed illiquid because it may not be able to be sold within seven days.
lAmount represents notional amount under terms of the option.
mThe security is traded on a discount basis with no stated coupon rate.
nVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
oSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
pSee Note 1(e) regarding written options.

90 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund

At April 30, 2014, the fund had the following financial futures contracts outstanding. See Note 1(e).

Financial Futures Contracts

				Number of		Expiration	Unrealized	Unrealized
Description			Type	Contracts	Notional Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond			Short	17	$2,503,781	6/19/14	$—	$(84,644)
U.S. Treasury 5 Year Note			Short	397	47,422,891	6/30/14	134,333	—
U.S. Treasury 10 Year Note			Short	474	58,975,969	6/19/14	—	(93,771)
U.S. Treasury 30 Year Bond			Short	5	674,687	6/19/14	—	(12,981)
Unrealized appreciation (depreciation)							134,333	(191,396)
Net unrealized appreciation (depreciation)								$(57,063)

At April 30, 2014, the fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty [a] Type			Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy		200,000	$276,540	5/05/14	$897	$—
Euro	DBAB	Sell		200,000	264,700	5/05/14	—	(12,737)
Japanese Yen	DBAB	Buy	524,380,500		5,123,405	5/07/14	7,243	—
Japanese Yen	DBAB	Sell	524,380,500		5,400,000	5/07/14	269,352	—
Euro	DBAB	Buy		500,000	690,500	5/09/14	3,085	—
Euro	DBAB	Sell		500,000	656,375	5/09/14	—	(37,210)
Euro	DBAB	Buy		2,750,000	3,727,625	5/12/14	87,064	—
Euro	DBAB	Sell		2,750,000	3,632,750	5/12/14	—	(181,939)
Euro	DBAB	Sell		316,000	408,019	5/19/14	—	(30,316)
Japanese Yen	MSCO	Sell	211,800,000		2,078,427	5/19/14	5,975	—
Canadian Dollar	DBAB	Buy		1,250,640	1,200,000	5/28/14	—	(59,748)
Euro	DBAB	Sell		920,219	1,193,939	5/28/14	—	(82,503)
Euro	GSCO	Sell		420,000	541,527	5/30/14	—	(41,055)
Euro	DBAB	Sell		715,423	930,980	6/05/14	—	(61,367)
Euro	DBAB	Sell		1,962,500	2,576,910	6/09/14	—	(145,199)
Japanese Yen	BZWS	Sell		93,460,000	960,375	6/10/14	45,752	—
Japanese Yen	HSBC	Sell		99,540,000	1,029,029	6/10/14	54,906	—
Japanese Yen	JPHQ	Sell		67,500,000	686,000	6/10/14	25,429	—
Japanese Yen	DBAB	Sell		33,000,000	343,407	6/11/14	20,459	—
Japanese Yen	JPHQ	Sell		92,220,000	960,389	6/11/14	57,896	—
Japanese Yen	JPHQ	Sell		38,900,000	411,706	6/17/14	31,005	—
Euro	DBAB	Sell		833,056	1,112,630	6/18/14	—	(42,843)
Singapore Dollar	DBAB	Buy		461,900	368,048	6/18/14	413	—
Euro	DBAB	Buy		12,100,000	16,746,400	6/20/14	36,554	—
Euro	DBAB	Sell		12,786,000	17,590,979	6/20/14	—	(143,471)
Singapore Dollar	HSBC	Buy		369,000	293,090	6/20/14	1,264	—
Euro	DBAB	Sell		934,000	1,226,211	6/27/14	—	(69,242)
Chilean Peso	DBAB	Buy	371,700,000		697,635	6/30/14	—	(43,272)
Chilean Peso	DBAB	Sell	371,700,000		692,888	6/30/14	38,525	—

Semiannual Report | 91

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Sell	1,455,100	$1,900,943	7/03/14	$—	$(117,254)
Euro	DBAB	Sell	3,463,648	4,710,145	7/08/14	—	(93,847)
Euro	DBAB	Sell	163,358	210,781	7/09/14	—	(15,792)
Euro	DBAB	Buy	1,058,505	1,435,016	7/17/14	33,090	—
Euro	DBAB	Sell	1,058,505	1,393,734	7/17/14	—	(74,372)
Euro	BZWS	Sell	1,692,000	2,240,885	7/28/14	—	(105,827)
Chilean Peso	MSCO	Buy	614,647,000	1,161,574	7/29/14	—	(82,716)
Euro	DBAB	Sell	330,000	437,366	7/29/14	—	(20,326)
Euro	BZWS	Sell	1,953,780	2,594,327	8/04/14	—	(115,443)
Euro	CITI	Sell	35,024	46,627	8/08/14	—	(1,948)
Euro	DBAB	Sell	549,468	735,353	8/08/14	—	(26,722)
Euro	CITI	Sell	4,238	5,647	8/11/14	—	(231)
Euro	DBAB	Sell	43,385	57,595	8/15/14	—	(2,577)
Euro	MSCO	Sell	150,593	199,836	8/15/14	—	(9,026)
Euro	DBAB	Sell	1,629,600	2,173,932	8/20/14	—	(86,190)
Euro	BZWS	Sell	12,954	17,366	8/25/14	—	(600)
Euro	DBAB	Sell	745,657	1,000,000	8/27/14	—	(34,159)
Euro	JPHQ	Sell	29,904	39,989	8/27/14	—	(1,486)
Japanese Yen	DBAB	Sell	137,620,000	1,400,000	8/27/14	52,555	—
Malaysian Ringgit	JPHQ	Buy	90,000	26,799	8/27/14	584	—
Philippine Peso	JPHQ	Buy	94,860,000	2,137,449	8/29/14	—	(10,936)
Euro	DBAB	Sell	282,500	372,812	9/05/14	—	(18,987)
Euro	BZWS	Sell	24,226	32,366	9/19/14	—	(1,233)
Euro	BZWS	Sell	16,837	22,793	9/24/14	—	(558)
Euro	DBAB	Sell	202,911	274,660	9/29/14	—	(6,751)
British Pound	DBAB	Sell	1,053,750	1,642,796	10/01/14	—	(133,745)
Euro	DBAB	Sell	2,187,500	2,820,781	10/17/14	—	(212,957)
Euro	HSBC	Sell	6,000	8,148	10/20/14	—	(173)
Malaysian Ringgit	JPHQ	Buy	108,000	33,384	10/20/14	—	(628)
Chilean Peso	CITI	Buy	47,586,000	91,336	10/24/14	—	(8,530)
Japanese Yen	DBAB	Sell	59,567,300	613,976	10/29/14	30,503	—
Chilean Peso	DBAB	Buy	457,429,000	867,707	10/31/14	—	(72,222)
Euro	DBAB	Sell	82,500	110,938	11/03/14	—	(3,477)
Japanese Yen	JPHQ	Sell	55,436,000	560,582	11/13/14	17,506	—
Euro	MSCO	Sell	150,590	202,662	11/17/14	—	(6,183)
Singapore Dollar	MSCO	Buy	2,682,949	2,152,645	11/17/14	—	(12,057)
Euro	DBAB	Sell	893,017	1,210,752	11/18/14	—	(27,721)
Euro	JPHQ	Sell	2,600,000	3,531,032	11/18/14	—	(74,758)
Malaysian Ringgit	DBAB	Buy	93,480	28,686	11/19/14	—	(380)
Japanese Yen	JPHQ	Sell	172,318,944	1,727,482	11/20/14	39,264	—
Malaysian Ringgit	HSBC	Buy	48,000	14,742	11/20/14	—	(208)
Euro	DBAB	Sell	761,324	1,031,595	11/28/14	—	(24,243)
Euro	MSCO	Sell	827,000	1,120,387	12/04/14	—	(26,534)
Japanese Yen	DBAB	Sell	340,400,000	3,306,941	12/22/14	—	(28,901)
Malaysian Ringgit	DBAB	Buy	134,200	40,060	1/07/15	473	—
British Pound	DBAB	Sell	3,387,851	5,542,186	1/09/15	—	(163,421)

92 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Canadian Dollar	BZWS	Buy	789,000	$713,923	1/09/15	$1,409	$—
Canadian Dollar	CITI	Buy	259,000	231,271	1/09/15	3,547	—
Canadian Dollar	DBAB	Buy	977,000	879,503	1/09/15	6,275	—
Chilean Peso	BZWS	Buy	315,400,000	544,262	1/09/15	1,050	—
Euro	BZWS	Sell	140,843	193,858	1/09/15	—	(1,470)
Euro	CITI	Sell	352,000	476,992	1/09/15	—	(11,179)
Euro	DBAB	Sell	16,020,696	21,778,193	1/09/15	—	(440,082)
Euro	JPHQ	Sell	66,188	91,066	1/09/15	—	(726)
Japanese Yen	BZWS	Sell	76,810,000	752,083	1/09/15	—	(755)
Japanese Yen	CITI	Sell	153,390,000	1,500,496	1/09/15	—	(2,926)
Japanese Yen	DBAB	Sell	4,894,210,920	47,145,998	1/09/15	27,549	(851,190)
Japanese Yen	GSCO	Sell	51,310,000	501,148	1/09/15	—	(1,757)
Japanese Yen	HSBC	Sell	77,220,000	764,577	1/09/15	7,721	—
Japanese Yen	JPHQ	Sell	179,653,000	1,766,988	1/09/15	7,959	(1,805)
Malaysian Ringgit	DBAB	Buy	462,000	136,699	1/09/15	2,826	—
Singapore Dollar	DBAB	Buy	757,560	600,523	1/09/15	3,962	—
Euro	DBAB	Sell	1,727,000	2,251,851	2/06/15	—	(143,289)
British Pound	DBAB	Sell	1,615,576	2,677,252	2/09/15	—	(42,508)
Canadian Dollar	BZWS	Buy	165,000	147,668	2/09/15	1,814	—
Canadian Dollar	HSBC	Buy	276,000	246,994	2/09/15	3,048	—
Chilean Peso	JPHQ	Buy	191,826,250	327,237	2/09/15	3,579	—
Euro	DBAB	Sell	9,451,274	13,104,439	2/09/15	13,791	(17,189)
Euro	JPHQ	Sell	923,800	1,284,486	2/09/15	3,280	—
Singapore Dollar	DBAB	Buy	429,000	338,729	2/09/15	3,609	—
Singapore Dollar	HSBC	Buy	490,000	386,934	2/09/15	4,080	—
Singapore Dollar	JPHQ	Buy	304,000	240,085	2/09/15	2,504	—
Chilean Peso	JPHQ	Buy	29,522,000	51,477	3/09/15	—	(680)
Chilean Peso	MSCO	Buy	62,760,000	111,025	3/09/15	—	(3,038)
Euro	DBAB	Sell	774,863	1,070,512	3/09/15	—	(4,186)
Japanese Yen	DBAB	Sell	524,380,500	5,133,436	3/09/15	—	(9,276)
Swiss Franc	DBAB	Buy	462,938	512,099	4/16/15	15,814	—
Swiss Franc	DBAB	Sell	462,938	521,150	4/16/15	—	(6,763)
Euro	DBAB	Sell	4,600,000	6,061,420	6/05/15	—	(319,529)
Euro	DBAB	Sell	82,500	110,798	11/03/15	—	(3,673)
Euro	DBAB	Sell	1,727,000	2,259,908	2/05/16	—	(136,732)
Euro	DBAB	Sell	2,360,000	3,106,468	3/01/16	—	(168,758)
Euro	DBAB	Sell	2,300,000	3,021,510	4/07/16	—	(170,651)
Euro	DBAB	Sell	3,300,000	4,453,350	8/05/16	—	(127,654)
Euro	DBAB	Buy	2,082,500	2,764,519	11/03/16	126,823	—
Euro	DBAB	Sell	2,082,500	2,795,756	11/03/16	—	(95,583)
Net unrealized appreciation (depreciation)						1,100,434	(5,135,420)
Unrealized appreciation (depreciation)							$(4,034,986)

[a]May be comprised of multiple contracts using the same currency and settlement date.

Semiannual Report | 93

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund

At April 30, 2014, the fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

						Upfront
				Periodic		Premiums
	Counter-	Notional		Payment	Expiration	Paid	Unrealized	Unrealized	Market
Description	party	Amount[a]		Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[b]
OTC Swaps
Contracts to Buy Protection
Single Name
Bank of America Corp.	FBCO	2,000,000		1.00%	9/20/17	$3,255	$—	$(35,893)	$(32,638)
Centex Corp.	FBCO	1,000,000		5.00%	6/20/16	(53,612)	—	(51,207)	(104,819)
Centex Corp.	JPHQ	4,000,000		5.00%	6/20/16	(256,689)	—	(162,589)	(419,278)
Constellation Brands Inc.	DBAB	6,600,000		5.00%	6/20/17	(751,313)	—	(159,266)	(910,579)
Constellation Brands Inc.	GSCO	5,000,000		5.00%	12/20/14	(139,807)	—	(15,773)	(155,580)
Dean Foods Co.	DBAB	4,255,000		5.00%	6/20/16	(294,441)	—	(96,510)	(390,951)
Dean Foods Co.	JPHQ	2,609,000		5.00%	6/20/16	(165,505)	—	(74,211)	(239,716)
D.R. Horton Inc.	CITI	1,500,000		5.00%	6/20/17	(128,673)	—	(62,555)	(191,228)
D.R. Horton Inc.	JPHQ	2,400,000		5.00%	3/20/16	(175,209)	—	(30,433)	(205,642)
Embarq Corp.	BZWS	3,000,000		5.00%	6/20/16	(165,969)	—	(132,707)	(298,676)
First Data Corp.	BZWS	2,450,000		5.00%	3/20/15	(53,189)	—	(40,491)	(93,680)
First Data Corp.	DBAB	650,000		5.00%	3/20/15	(13,931)	—	(10,923)	(24,854)
Ford Motor Credit Co.	GSCO	5,000,000		5.00%	6/20/15	(251,886)	—	(22,919)	(274,805)
Government of Ireland	MSCO	2,000,000	EUR	1.00%	3/20/15	119,307	—	(141,661)	(22,354)
Hospitality Properties Trust	BOFA	3,000,000		5.00%	3/20/17	(334,858)	—	(21,247)	(356,105)
International Lease Finance Corp.	DBAB	8,325,000		5.00%	9/20/15	(499,401)	—	(3,650)	(503,051)
Pactiv LLC	BZWS	2,100,000		5.00%	6/20/17	(157,046)	—	(66,896)	(223,942)
Springleaf Finance Corp.	GSCO	7,000,000		5.00%	12/20/15	(195,201)	—	(258,862)	(454,063)
Tenet Healthcare Corp.	BZWS	5,600,000		5.00%	12/20/16	(447,657)	—	(65,744)	(513,401)
The New York Times Co.	GSCO	2,000,000		5.00%	12/20/16	(91,379)	—	(146,524)	(237,903)
USG Corp.	GSCO	5,000,000		5.00%	12/20/16	(242,868)	—	(270,011)	(512,879)
Contracts to Sell Protection[c]
Single Name
Anadarko Petroleum Corp.	JPHQ	7,500,000		1.00%	3/20/19	—	174,078	—	174,078	BBB-
Bank of America Corp.	FBCO	2,000,000		1.00%	9/20/15	(3,255)	35,893	—	32,638	A-
Berkshire Hathaway Inc.	BOFA	2,700,000		1.00%	9/20/17	18,756	14,412	—	33,168	AA
Berkshire Hathaway Inc.	BZWS	5,000,000		1.00%	9/20/17	(49,979)	167,375	—	117,396	AA
Berkshire Hathaway Inc.	GSCO	1,400,000		1.00%	9/20/17	(455)	33,326	—	32,871	AA
First Data Corp.	BZWS	2,600,000		5.00%	3/20/16	28,920	137,688	—	166,608	B-
First Data Corp.	DBAB	500,000		5.00%	3/20/16	(1,665)	33,710	—	32,045	B-
Ford Motor Credit Co. LLC	BZWS	4,000,000		5.00%	3/20/19	771,845	4,179	—	776,024	BBB-
Government of China	CITI	3,000,000		1.00%	12/20/18	40,149	—	(13,698)	26,451	AA-
Government of China	JPHQ	2,200,000		1.00%	3/20/19	(2,533)	17,962	—	15,429	AA-
Government of Indonesia	BZWS	2,500,000		1.00%	3/20/19	(120,933)	43,654	—	(77,279)	BB+
Government of Lithuania	FBCO	250,000		1.00%	6/20/16	(4,805)	6,718	—	1,913	BB+
Tenet Healthcare Corp.	BZWS	4,000,000		5.00%	12/20/18	249,052	91,248	—	340,300	CCC+

94 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Low Duration Total Return Fund

Credit Default Swap Contracts (continued)

					Upfront
			Periodic		Premiums
	Counter-	Notional	Payment	Expiration	Paid	Unrealized	Unrealized	Market
Description	party	Amount[a]	Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[b]
Traded Index
CMBX.NA.AJ.2	FBCO	1,450,000	1.09%	3/15/49	(209,752)	$95,564	$—	$(114,188)	Non
									Investment
									Grade
CMBX.NA.AM.2	FBCO	8,000,000	0.50%	3/15/49	(114,009)	24,009	—	(90,000)	Investment
									Grade
LCDX.NA.20	FBCO	2,178,000	2.50%	6/20/18	45,423	54,729	—	100,152	Non
									Investment
									Grade
LCDX.NA.21	FBCO	1,300,000	2.50%	12/20/18	46,512	16,407	—	62,919	Non
									Investment
									Grade
MCDX.NA.21	CITI	4,350,000	1.00%	12/20/18	(76,145)	70,834	—	(5,311)	Investment
									Grade
OTC Swaps unrealized appreciation (depreciation)						1,021,786	(1,883,770)
Net unrealized appreciation (depreciation)							$(861,984)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

At April 30, 2014, the fund had the following cross-currency swap contracts outstanding. See Note 1(e).

Cross Currency Swap Contracts
			Notional		Unrealized	Unrealized
Description	Counterparty	Expiration Date	Amount		Appreciation	Depreciation
Receive Fixed semi-annual 4.50%	CITI	1/01/16	2,747,819	USD	$—	$(227,585)
Pay Fixed annual 4.00%			16,000,000	DKK
Receive Fixed semi-annual 2.47%	DBAB	1/04/16	2,953,953	USD	—	(199,614)
Pay Fixed annual 2.00%			17,000,000	DKK
Net unrealized appreciation (depreciation)						$(427,199)
See Notes 1(e) and 10 regarding investment transactions and other derivative information, respectively.

See Abbreviations on page 164.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 95

Franklin Investors Securities Trust

Financial Highlights

Franklin Total Return Fund
	Six Months Ended
	April 30, 2014			Year Ended October 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$10.05	$10.53	$10.32	$10.33	$9.65	$8.60
Income from investment operations[a]:
Net investment income	0.137 [b]	0.236	0.297	0.353	0.401	0.480
Net realized and unrealized gains
(losses)	0.088	(0.205)	0.472	0.074	0.710	1.190
Total from investment operations	0.225	0.031	0.769	0.427	1.111	1.670
Less distributions from:
Net investment income and net foreign
currency gains	(0.225)	(0.351)	(0.447)	(0.380)	(0.431)	(0.620)
Net realized gains	—	(0.160)	(0.112)	(0.057)	—	—
Total distributions	(0.225)	(0.511)	(0.559)	(0.437)	(0.431)	(0.620)
Net asset value, end of period	$10.05	$10.05	$10.53	$10.32	$10.33	$9.65

Total return[c]	2.29%	0.30%	7.74%	4.26%	11.81%	20.25%

Ratios to average net assets[d]
Expenses before waiver and payments
by affiliates	0.94%	0.91%	0.92%	0.93%	0.95%	1.01%
Expenses net of waiver and payments
by affiliates	0.88%[e]	0.88%[e]	0.88%	0.88%[e]	0.87%[e]	0.85%[e]
Net investment income	2.78%	2.36%	2.69%	3.45%	4.14%	4.75%

Supplemental data
Net assets, end of period (000’s)	$3,047,959	$3,019,228	$3,134,211	$2,245,312	$1,867,411	$1,244,157
Portfolio turnover rate	123.69%	371.54%	314.62%	255.55%	131.91%	187.73%
Portfolio turnover rate excluding
mortgage dollar rolls[f]	41.05%	156.49%	122.04%	98.96%	53.26%	59.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fSee Note 1(i) regarding mortgage dollar rolls.

96 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Total Return Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.03	$10.51	$10.31	$10.32	$9.65	$8.60
Income from investment operations[a]:
Net investment income	0.117 [b]	0.174	0.253	0.313	0.357	0.473
Net realized and unrealized gains (losses)	0.090	(0.182)	0.467	0.076	0.706	1.163
Total from investment operations	0.207	(0.008)	0.720	0.389	1.063	1.636
Less distributions from:
Net investment income and net foreign currency
gains	(0.207)	(0.312)	(0.408)	(0.342)	(0.393)	(0.586)
Net realized gains	—	(0.160)	(0.112)	(0.057)	—	—
Total distributions	(0.207)	(0.472)	(0.520)	(0.399)	(0.393)	(0.586)
Net asset value, end of period	$10.03	$10.03	$10.51	$10.31	$10.32	$9.65

Total return[c]	2.11%	(0.08)%	7.25%	3.88%	11.40%	19.67%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.34%	1.31%	1.32%	1.33%	1.35%	1.41%
Expenses net of waiver and payments by
affiliates	1.28%[e]	1.28%[e]	1.28%	1.28%[e]	1.27%[e]	1.25%[e]
Net investment income	2.38%	1.96%	2.29%	3.05%	3.74%	4.35%

Supplemental data
Net assets, end of period (000’s)	$413,615	$455,720	$571,206	$394,777	$366,888	$237,596
Portfolio turnover rate	123.69%	371.54%	314.62%	255.55%	131.91%	187.73%
Portfolio turnover rate excluding mortgage dollar
rolls[f]	41.05%	156.49%	122.04%	98.96%	53.26%	59.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fSee Note 1(i) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 97

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Total Return Fund
	Six Months Ended
	April 30, 2014		Year Ended October 31,
Class R	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.04	$10.52	$10.32	$10.33	$9.65	$8.60
Income from investment operations[a]:
Net investment income	0.125 [b]	0.204	0.255	0.330	0.390	0.425
Net realized and unrealized gains (losses)	0.089	(0.197)	0.480	0.073	0.698	1.224
Total from investment operations	0.214	0.007	0.735	0.403	1.088	1.649
Less distributions from:
Net investment income and net foreign currency
gains	(0.214)	(0.327)	(0.423)	(0.356)	(0.408)	(0.599)
Net realized gains	—	(0.160)	(0.112)	(0.057)	—	—
Total distributions	(0.214)	(0.487)	(0.535)	(0.413)	(0.408)	(0.599)
Net asset value, end of period	$10.04	$10.04	$10.52	$10.32	$10.33	$9.65

Total return[c]	2.18%	0.06%	7.39%	4.02%	11.55%	19.97%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.19%	1.16%	1.17%	1.18%	1.20%	1.26%
Expenses net of waiver and payments by
affiliates	1.13%[e]	1.13%[e]	1.13%	1.13%[e]	1.12%[e]	1.10%[e]
Net investment income	2.53%	2.11%	2.44%	3.20%	3.89%	4.50%

Supplemental data
Net assets, end of period (000’s)	$55,629	$65,601	$87,235	$84,708	$86,750	$85,024
Portfolio turnover rate	123.69%	371.54%	314.62%	255.55%	131.91%	187.73%
Portfolio turnover rate excluding mortgage dollar
rolls[f]	41.05%	156.49%	122.04%	98.96%	53.26%	59.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fSee Note 1(i) regarding mortgage dollar rolls.

98 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Total Return Fund
	Six Months Ended	Period Ended
	April 30, 2014	October 31,
Class R6	(unaudited)	2013[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.07	$10.44
Income from investment operations[b]:
Net investment income	0.169 [c]	0.145
Net realized and unrealized gains (losses)	0.074	(0.348)
Total from investment operations	0.243	(0.203)
Less distributions from net investment income	(0.243)	(0.167)
Net asset value, end of period	$10.07	$10.07

Total return[d]	2.47%	(1.92)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.51%	0.50%
Expenses net of waiver and payments by affiliates[f]	0.50%	0.49%
Net investment income	3.16%	2.75%

Supplemental data
Net assets, end of period (000’s)	$8,978	$329,806
Portfolio turnover rate	123.69%	371.54%
Portfolio turnover rate excluding mortgage dollar rolls[g]	41.05%	156.49%

aFor the period May 1, 2013 (effective date) to October 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(i) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 99

Franklin Investors Securities Trust

Financial Highlights (continued)

Franklin Total Return Fund
	Six Months Ended
	April 30, 2014			Year Ended October 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$10.07	$10.55	$10.34	$10.35	$9.67	$8.61
Income from investment operations[a]:
Net investment income	0.150 [b]	0.242	0.319	0.380	0.431	0.517
Net realized and unrealized gains
(losses)	0.087	(0.186)	0.474	0.071	0.705	1.186
Total from investment operations	0.237	0.056	0.793	0.451	1.136	1.703
Less distributions from:
Net investment income and net foreign
currency gains	(0.237)	(0.376)	(0.471)	(0.404)	(0.456)	(0.643)
Net realized gains	—	(0.160)	(0.112)	(0.057)	—	—
Total distributions	(0.237)	(0.536)	(0.583)	(0.461)	(0.456)	(0.643)
Net asset value, end of period	$10.07	$10.07	$10.55	$10.34	$10.35	$9.67

Total return[c]	2.40%	0.54%	7.98%	4.50%	12.17%	20.52%

Ratios to average net assets[d]
Expenses before waiver and payments
by affiliates	0.69%	0.66%	0.67%	0.68%	0.70%	0.76%
Expenses net of waiver and payments
by affiliates	0.63%[e]	0.63%[e]	0.63%	0.63%[e]	0.62%[e]	0.60%[e]
Net investment income	3.03%	2.61%	2.94%	3.70%	4.39%	5.00%

Supplemental data
Net assets, end of period (000’s)	$1,171,924	$1,148,451	$1,482,994	$1,158,243	$972,218	$668,955
Portfolio turnover rate	123.69%	371.54%	314.62%	255.55%	131.91%	187.73%
Portfolio turnover rate excluding
mortgage dollar rolls[f]	41.05%	156.49%	122.04%	98.96%	53.26%	59.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fSee Note 1(i) regarding mortgage dollar rolls.

100 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Total Return Fund	Country	Shares/Warrants		Value
Common Stocks and Other Equity Interests 0.1%
Automobiles & Components 0.0%†
General Motors Co.	United States	4,667		$160,918
[a]General Motors Co., wts., 7/10/16	United States	4,244		104,954
[a]General Motors Co., wts., 7/10/19	United States	4,244		72,530
				338,402
Consumer Services 0.1%
[a,b,c]Turtle Bay Resort	United States	1,550,568		2,000,232
Materials 0.0%†
NewPage Holdings Inc.	United States	5,000		450,000
Total Common Stocks and Other Equity Interests
(Cost $3,801,838)				2,788,634
Preferred Stocks 0.4%
Banks 0.3%
U.S. Bancorp, 6.00%, pfd., G	United States	640,000		17,728,000
Diversified Financials 0.1%
Citigroup Capital XIII, 8.75%, pfd.	United States	93,000		2,535,180
Total Preferred Stocks (Cost $18,325,000)				20,263,180

		Principal Amount*
Corporate Bonds 34.5%
Automobiles & Components 0.4%
Ford Motor Credit Co. LLC, senior note,
5.00%, 5/15/18	United States	3,000,000		3,333,213
8.125%, 1/15/20	United States	5,000,000		6,365,265
5.75%, 2/01/21	United States	1,000,000		1,150,926
5.875%, 8/02/21	United States	1,175,000		1,363,638
[d]Hyundai Capital America, senior note, 144A, 4.00%,
6/08/17	South Korea	4,400,000		4,700,476
				16,913,518
Banks 6.2%
[d]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	8,500,000		8,723,125
[e]Banco Popolare SpA, senior note, Reg S, 4.75%,
3/31/16	Italy	9,700,000	EUR	14,344,867
Bank of America Corp.,
[f]junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	6,000,000		6,845,622
senior note, 4.75%, 8/01/15	United States	8,000,000		8,396,912
senior note, 5.625%, 10/14/16	United States	8,400,000		9,270,416
Bank of Ireland Mortgage Bank, secured note,
2.75%, 3/22/18	Ireland	4,800,000	EUR	7,039,596
[g]FRN, 3.25%, 6/22/16	Ireland	12,000,000	EUR	17,088,778
Barclays Bank PLC, senior note, 5.125%, 1/08/20	United Kingdom	8,000,000		9,005,040
BB&T Corp.,
sub. bond, 5.25%, 11/01/19	United States	6,800,000		7,705,454
sub. note, 3.95%, 3/22/22	United States	10,000,000		10,375,100

Semiannual Report | 101

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Banks (continued)
CIT Group Inc., senior note, 5.00%,
5/15/17	United States	22,500,000		$24,103,125
8/15/22	United States	6,000,000		6,157,500
Citigroup Inc.,
senior note, 8.125%, 7/15/39	United States	4,400,000		6,469,874
sub. note, 3.50%, 5/15/23	United States	20,000,000		19,104,620
Discover Bank, sub. note, 8.70%, 11/18/19	United States	948,000		1,201,837
[d]HSBC Bank Brasil SA, senior note, 144A, 4.00%,
5/11/16	Brazil	7,500,000		7,818,450
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	United Kingdom	3,000,000		3,623,037
[e]HSBK(Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	3,850,000		4,102,425
[d,g]ING Bank NV, senior note, 144A, FRN, 1.873%,
9/25/15	Netherlands	14,000,000		14,265,440
JPMorgan Chase & Co.,
[f]junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter,
Perpetual	United States	6,500,000		7,377,500
senior note, 4.25%, 10/15/20	United States	9,000,000		9,688,041
senior note, 3.25%, 9/23/22	United States	11,400,000		11,279,992
Merrill Lynch & Co. Inc., senior note, 6.875%, 4/25/18	United States	12,000,000		14,148,144
[d]Mizuho Financial Group Cayman 3 Ltd., sub. note, 144A,
4.60%, 3/27/24	Japan	8,700,000		8,890,835
Oversea-Chinese Banking Corp. Ltd., sub. bond, 4.00% to, 10/15/24
10/14/19, FRN thereafter	Singapore	9,300,000		9,270,519
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	1,269,000		1,316,756
Royal Bank of Scotland Group PLC, sub. note, 6.125%,
12/15/22	United Kingdom	1,100,000		1,171,500
The Royal Bank of Scotland PLC, sub. note, 6.934%,
4/09/18	United Kingdom	4,000,000	EUR	6,370,716
[d]Shinhan Bank, senior note, 144A, 1.875%, 7/30/18	South Korea	10,000,000		9,795,950
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	6,000,000		6,777,180
[f,g]Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%,
Perpetual	United States	15,600,000		15,093,000
[f]Wells Fargo & Co., S, junior sub. bond, 5.90% to 6/15/14,
FRN thereafter, Perpetual	United States	5,500,000		5,649,061
				292,470,412
Capital Goods 0.8%
General Electric Co., senior note, 2.70%, 10/09/22	United States	7,600,000		7,437,808
NBCUniversal Media LLC, senior bond, 2.875%, 1/15/23	United States	16,200,000		15,804,931
[d]Sydney Airport Finance Co. Pty. Ltd., 144A, 3.90%,
3/22/23	Australia	14,000,000		13,945,050
				37,187,789
Consumer Durables & Apparel 0.9%
Centex Corp., senior note, 6.50%, 5/01/16	United States	19,795,000		21,873,475
D.R. Horton Inc., senior bond, 5.625%, 1/15/16	United States	7,000,000		7,490,000
Lennar Corp., senior note, 5.60%, 5/31/15	United States	7,692,000		8,057,370
The Ryland Group Inc., senior note, 5.375%, 1/15/15	United States	4,750,000		4,904,375

102 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*			Value
Corporate Bonds (continued)
Consumer Durables & Apparel (continued)
Toll Brothers Finance Corp., senior note, 5.15%,
5/15/15	United States	2,010,000			$2,100,450
					44,425,670
Consumer Services 0.1%
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000			3,330,000
Diversified Financials 2.5%
American Express Centurion Bank, senior note, 5.95%,
6/12/17	United States	800,000			910,695
[e]American Express Credit Corp., senior note, Reg S, 5.375%,
10/01/14	United States	4,400,000	GBP		7,568,096
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000			5,935,398
Commonwealth Edison Co., secured bond, 6.45%,
1/15/38	United States	700,000			915,394
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23,
FRN thereafter, 5/24/28	Germany	10,000,000			9,582,500
Discover Financial Services, senior note, 3.85%,
11/21/22	United States	3,052,000			3,070,059
General Electric Capital Corp., senior note,
5.625%, 5/01/18	United States	500,000			573,524
6.00%, 8/07/19	United States	8,000,000			9,448,872
A, 8.50%, 4/06/18	United States	135,000,000		MXN	11,413,696
[d]Hutchison Whampoa International 11 Ltd., senior note,
144A, 3.50%, 1/13/17	Hong Kong	9,500,000			9,994,190
Irish Life & Permanent PLC, senior note, 4.00%,
3/10/15	Ireland	10,000,000	EUR		14,230,522
JPMorgan Chase Bank NA, sub. note, 6.00%, 10/01/17	United States	3,000,000			3,423,048
Morgan Stanley, senior note,
6.00%, 4/28/15	United States	2,140,000			2,252,166
5.50%, 1/26/20	United States	10,000,000			11,339,990
[d]Prudential Covered Trust, secured note, 144A, 2.997%,
9/30/15	United States	13,504,000			13,884,516
SLM Corp., senior note,
8.45%, 6/15/18	United States	3,400,000			4,020,500
5.50%, 1/15/19	United States	1,400,000			1,487,224
Textron Financial Corp., senior note, 5.125%, 8/15/14	United States	5,126,000			5,181,197
					115,231,587
Energy 5.8%
Anadarko Petroleum Corp., senior note, 6.45%, 9/15/36	United States	2,260,000			2,798,242
Apache Corp., senior bond, 4.25%, 1/15/44	United States	19,800,000			19,103,416
CGG SA, senior note, 6.50%, 6/01/21	France	3,000,000			3,037,500
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	2,000,000			2,257,500
5.75%, 3/15/23	United States	3,000,000			3,202,500
CNOOC Finance 2013 Ltd., senior note, 3.00%,
5/09/23	China	14,000,000			12,807,060

Semiannual Report | 103

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
CNOOC Nexen Finance 2014 ULC, senior note, 4.25%,
4/30/24	China	11,100,000	$11,097,106
[d]CNPC General Capital Ltd., senior bond, 144A, 3.95%,
4/19/22	Hong Kong	14,000,000	13,977,852
El Paso Pipeline Partners Operating Co. LLC, senior note,
4.30%, 5/01/24	United States	15,900,000	16,013,764
Energy Transfer Equity LP, senior note, 7.50%,
10/15/20	United States	6,000,000	6,945,000
Energy Transfer Partners LP, senior note, 5.20%,
2/01/22	United States	6,000,000	6,568,248
Enterprise Products Operating LLC,
junior sub. note, 7.034% to 1/15/18, FRN thereafter,
1/15/68	United States	3,500,000	3,967,016
senior note, 3.35%, 3/15/23	United States	17,000,000	16,770,738
[d,h]Gaz Capital SA (OJSC Gazprom), loan participation,
senior bond, 144A, 6.212%, 11/22/16	Russia	2,800,000	2,915,500
senior note, 144A, 3.85%, 2/06/20	Russia	10,000,000	9,087,100
Kinder Morgan Energy Partners LP, senior bond, 3.45%,
2/15/23	United States	9,700,000	9,309,216
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A,
6.00%, 1/15/18	United States	5,000,000	5,493,580
[d]Linn Energy LLC/Finance Corp., senior note, 144A, 6.25%,
11/01/19	United States	5,000,000	5,193,750
[d]LUKOIL International Finance BV, senior note, 144A,
4.563%, 4/24/23	Russia	19,000,000	16,925,770
National Oilwell Varco Inc., senior bond, 2.60%,
12/01/22	United States	27,000,000	25,836,327
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	6,000,000	6,120,000
Petrobras Global Finance BV, senior note, FRN, 3/17/20	Brazil	14,400,000	14,638,896
[d]Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	7,600,000	7,831,496
Plains All American Pipeline LP, senior note, 5.75%,
1/15/20	United States	5,000,000	5,791,455
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	United States	600,000	664,500
6.625%, 5/01/21	United States	2,284,000	2,538,095
6.75%, 2/01/22	United States	500,000	560,625
6.875%, 2/15/23	United States	1,000,000	1,125,000
[d]Sinopec Group Overseas Development 2014 Ltd.,
senior note, 144A, 4.375%, 4/10/24	China	14,000,000	14,173,740
Sunoco Logistics Partners Operations LP, senior note,
4.25%, 4/01/24	United States	9,300,000	9,508,618
Transcontinental Gas Pipe Line Corp., senior note, 6.05%,
6/15/18	United States	550,000	633,041
Valero Energy Corp., senior note, 9.375%, 3/15/19	United States	9,000,000	11,762,730
Weatherford International Ltd., senior bond, 5.95%,
4/15/42	United States	4,900,000	5,523,569
			274,178,950

104 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Food & Staples Retailing 1.1%
[d]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	17,000,000	$16,592,765
CVS Caremark Corp.,
2.75%, 12/01/22	United States	9,400,000	8,997,445
senior note, 5.75%, 6/01/17	United States	585,000	662,606
The Kroger Co., senior note, 4.00%, 2/01/24	United States	15,400,000	15,818,634
[d]Sigma Alimentos SA, senior note, 144A, 5.625%,
4/14/18	Mexico	7,200,000	7,952,148
			50,023,598
Food, Beverage & Tobacco 1.7%
Altria Group Inc.,
senior bond, 4.00%, 1/31/24	United States	4,000,000	4,081,008
senior note, 9.70%, 11/10/18	United States	1,879,000	2,482,450
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	United States	8,000,000	8,431,816
senior note, 5.10%, 7/15/15	United States	680,000	712,516
Constellation Brands Inc., senior note, 7.25%, 5/15/17	United States	7,000,000	8,102,500
Dean Foods Co., senior note, 7.00%, 6/01/16	United States	11,506,000	12,685,365
[d]Heineken NV, senior bond, 144A, 2.75%, 4/01/23	Netherlands	10,000,000	9,515,050
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	10,000,000	10,177,630
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	16,000,000	16,343,072
Mondelez International Inc., senior bond, 4.00%,
2/01/24	United States	8,400,000	8,614,671
			81,146,078
Health Care Equipment & Services 1.4%
Baxter International Inc., senior bond, 3.20%, 6/15/23	United States	9,000,000	8,819,523
Coventry Health Care Inc.,
senior bond, 5.45%, 6/15/21	United States	5,000,000	5,817,950
senior note, 6.30%, 8/15/14	United States	4,750,000	4,827,634
DENTSPLY International Inc., senior note, 4.125%,
8/15/21	United States	15,000,000	15,458,520
Express Scripts Holding Co., senior note, 4.75%,
11/15/21	United States	10,000,000	10,974,720
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	2,000,000	2,117,500
HCA Inc., senior note,
6.50%, 2/15/16	United States	5,054,000	5,496,225
5.875%, 5/01/23	United States	5,000,000	5,100,000
Medco Health Solutions Inc.,
7.125%, 3/15/18	United States	4,500,000	5,339,993
senior note, 4.125%, 9/15/20	United States	3,500,000	3,739,155
			67,691,220
Household & Personal Products 0.3%
Avon Products Inc., senior bond, 5.00%, 3/15/23	United States	12,000,000	12,103,452
Insurance 1.7%
Aflac Inc.,
senior bond, 3.625%, 6/15/23	United States	17,500,000	17,835,895
senior note, 8.50%, 5/15/19	United States	6,000,000	7,766,940

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Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Insurance (continued)
The Allstate Corp.,
junior sub. note, 5.75% to 8/14/23, FRN thereafter,
8/15/53	United States	4,750,000	$5,091,406
senior bond, 3.15%, 6/15/23	United States	4,000,000	3,984,792
CNA Financial Corp., senior note, 5.85%, 12/15/14	United States	10,000,000	10,327,610
[d]Liberty Mutual Group Inc., senior note, 144A, 4.95%,
5/01/22	United States	12,000,000	12,961,884
MetLife Inc., junior sub. note, 6.40% to 12/15/36,
FRN thereafter, 12/15/66	United States	4,000,000	4,360,000
[d]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A,
7.00% to 3/15/22, FRN thereafter, 3/15/72	Japan	3,400,000	4,018,103
Prudential Financial Inc., junior sub. note, 5.875%,
9/15/42	United States	7,000,000	7,402,500
Reinsurance Group of America Inc., senior note, 6.45%,
11/15/19	United States	5,700,000	6,679,277
			80,428,407
Materials 2.2%
[d]Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	10,500,000	10,546,620
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	6,000,000	6,420,120
[d]Cemex Finance LLC, senior secured note, 144A, 9.375%,
10/12/22	Mexico	1,000,000	1,157,500
[d]Cemex SAB de CV, senior secured note, 144A, 9.00%,
1/11/18	Mexico	4,000,000	4,335,000
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 4/01/22	Australia	6,000,000	6,442,500
[d]Glencore Funding LLC, senior note, 144A, 4.125%,
5/30/23	Switzerland	15,000,000	14,575,590
LYB International Finance BV, senior note, 4.00%,
7/15/23	Netherlands	6,600,000	6,830,043
Lyondellbasell Industries NV, senior note, 5.75%,
4/15/24	United States	11,800,000	13,777,657
[d]PTT Global Chemical PCL, senior bond, 144A, 4.25%,
9/19/22	Thailand	4,600,000	4,533,392
Reliance Steel & Aluminum Co., senior note, 4.50%,
4/15/23	United States	5,600,000	5,669,210
RPM International Inc., 6.50%, 2/15/18	United States	5,000,000	5,741,990
[d]RPM U.K. GP, 144A, 6.70%, 11/01/15	United States	1,000,000	1,070,450
Tenneco Packaging Inc., senior note, 8.125%, 6/15/17	United States	12,000,000	13,380,000
[d]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%,
11/15/21	Canada	7,000,000	7,355,040
			101,835,112
Media 1.4%
Clear Channel Communications Inc., senior secured bond,
first lien, 9.00%, 3/01/21	United States	3,500,000	3,736,250
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.,
senior note, 3.80%, 3/15/22	United States	20,000,000	20,042,260

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Media (continued)
The New York Times Co., senior note, 6.625%,
12/15/16	United States	11,700,000		$13,060,125
News America Inc.,
3.00%, 9/15/22	United States	13,400,000		13,052,324
senior bond, 7.90%, 12/01/95	United States	500,000		624,701
senior deb., 7.25%, 5/18/18	United States	2,000,000		2,413,038
senior note, 6.90%, 8/15/39	United States	1,800,000		2,301,440
Time Warner Inc.,
7.70%, 5/01/32	United States	550,000		758,366
6.10%, 7/15/40	United States	8,600,000		10,134,524
Viacom Inc., senior bond, 4.25%, 9/01/23	United States	1,000,000		1,043,763
				67,166,791
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 2.90%, 11/06/22	United States	15,000,000		14,636,520
Gilead Sciences Inc., senior note, 4.50%, 4/01/21	United States	14,100,000		15,569,022
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000		14,079,899
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	20,000,000		19,525,160
				63,810,601
Real Estate 1.4%
American Tower Corp., senior bond,
3.50%, 1/31/23	United States	17,700,000		17,041,773
5.00%, 2/15/24	United States	4,400,000		4,687,553
Digital Realty Trust LP, 5.875%, 2/01/20	United States	6,400,000		7,058,118
ERP Operating LP, 5.75%, 6/15/17	United States	2,000,000		2,262,068
Health Care REIT Inc., senior note, 4.125%, 4/01/19	United States	13,000,000		13,962,975
Healthcare Realty Trust Inc., senior note, 6.50%,
1/17/17	United States	5,000,000		5,633,610
Senior Housing Properties Trust, senior note, 6.75%,
12/15/21	United States	14,500,000		16,439,216
				67,085,313
Retailing 0.1%
[d]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	3,500,000	EUR	4,848,233
[d]Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,500,000		1,521,007
				6,369,240
Semiconductors & Semiconductor Equipment 0.5%
Maxim Integrated Products Inc., senior note, 3.375%,
3/15/23	United States	22,000,000		21,111,926
Software & Services 0.1%
[d]First Data Corp., senior secured bond, 144A, 8.25%,
1/15/21	United States	6,000,000		6,495,000
Technology Hardware & Equipment 0.2%
Apple Inc., senior note, 2.40%, 5/03/23	United States	4,600,000		4,304,657
Juniper Networks Inc., senior note, 4.60%, 3/15/21	United States	5,000,000		5,308,200
				9,612,857

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Telecommunication Services 1.9%
CenturyLink Inc., senior note, 5.80%, 3/15/22	United States	5,000,000	$5,150,000
Embarq Corp., senior note, 7.082%, 6/01/16	United States	22,500,000	25,067,835
Frontier Communications Corp., senior note,
8.75%, 4/15/22	United States	3,000,000	3,435,000
7.125%, 1/15/23	United States	2,000,000	2,075,000
Intelsat Jackson Holdings SA, senior bond, 6.625%,
12/15/22	Luxembourg	5,000,000	5,146,875
Sprint Nextel Corp., senior note, 6.00%, 11/15/22	United States	7,000,000	7,078,750
Telefonica Emisiones SAU, senior note,
4.949%, 1/15/15	Spain	1,500,000	1,542,282
4.57%, 4/27/23	Spain	9,000,000	9,443,070
Verizon Communications Inc., senior bond, 6.40%,
9/15/33	United States	18,800,000	22,711,829
Verizon New York Inc., senior deb., B, 7.375%, 4/01/32	United States	1,000,000	1,226,803
[d]Wind Acquisition Finance SA, senior secured note, 144A,
7.375%, 4/23/21	Italy	4,000,000	4,117,500
			86,994,944
Transportation 0.2%
[d]Aviation Capital Group, 144A, 7.125%, 10/15/20	United States	6,000,000	6,745,164
Burlington Northern and Santa Fe 99-2 Trust, secured bond,
7.57%, 1/02/21	United States	163,226	189,952
[d]DP World Ltd., 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000	4,041,158
Union Pacific Railroad Co. 1998 Pass Trust, 98-B, 6.85%,
1/02/19	United States	357,993	402,954
Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%,
1/02/29	United States	224,681	248,174
			11,627,402
Utilities 2.2%
Baltimore Gas & Electric Co., senior bond, 3.35%,
7/01/23	United States	9,500,000	9,515,979
Dominion Resources Inc., senior note, 8.875%, 1/15/19	United States	3,650,000	4,683,961
[d,f]EDF SA, sub. note, 144A, 5.25% to 1/29/23,
FRN thereafter, Perpetual	France	24,000,000	24,570,000
[d]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,457,115
Georgia Power Co., senior note, 4.30%, 3/15/42	United States	9,000,000	8,949,384
MidAmerican Energy Co., senior note, 5.95%, 7/15/17	United States	2,200,000	2,509,483
Pacific Gas & Electric Co.,
4.45%, 4/15/42	United States	10,000,000	9,976,450
senior bond, 3.25%, 6/15/23	United States	9,500,000	9,382,941
Sempra Energy, senior note, 2.875%, 10/01/22	United States	18,800,000	18,179,449
[d]State Grid Overseas Investment 2013 Ltd., senior note,
144A, 3.125%, 5/22/23	China	10,400,000	9,849,060
			103,073,822
Total Corporate Bonds (Cost $1,558,395,616)			1,620,313,689

108 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
[g,i]Senior Floating Rate Interests 4.2%
Automobiles & Components 0.0%†
August LuxUK Holding Co., Lux Second Lien, 10.50%,
4/27/19	Luxembourg	63,563	$64,992
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%,
4/27/19	United States	20,813	21,281
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	United States	725,116	692,486
			778,759
Capital Goods 0.3%
Air Distribution Technologies (Tomkins Air Distribution),
Second Lien Initial Loan, 9.25%, 5/09/20	United States	251,298	254,753
[j]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	15,682	15,143
Quikrete Holdings Inc., First Lien Initial Loan, 4.00%,
9/26/20	United States	3,360,427	3,362,947
Sensus USA Inc., Second Lien Term Loan, 8.50%,
5/09/18	United States	156,142	157,020
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	4,623,551	4,607,295
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%,
12/12/19	United States	3,486,140	3,486,119
			11,883,277
Commercial & Professional Services 0.1%
Altegrity Inc., Tranche D Term Loan, 7.75%, 2/21/15	United States	1,461,504	1,438,364
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	4,839,068	4,838,061
Pacific Industrial Services US Finco LLC (Spotless),
Second Lien Initial Term Loan, 8.75%, 4/02/19	United States	7,300	7,487
			6,283,912
Consumer Services 0.1%
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%,
10/25/20	United States	11,112	11,089
[b,k]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%,
6/30/16	United States	3,945,405	3,738,272
			3,749,361
Diversified Financials 0.2%
Asurion LLC, Incremental Tranche B-1 Term Loan, 5.00%,
5/24/19	United States	354,920	355,512
Guggenheim Partners Investment Management Holdings LLC,
Initial Term Loan, 4.25%, 7/22/20	United States	1,669,756	1,676,853
Trans Union LLC, 2014 Replacement Term Loan, 4.00%,
4/09/21	United States	7,030,737	7,012,063
			9,044,428
Energy 0.1%
Bowie Resource Holdings LLC, 2nd Lien Initial Term Loan,
11.75%, 2/16/21	United States	337,415	342,476
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	6,344,760	6,354,677
			6,697,153

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
[g,i]Senior Floating Rate Interests (continued)
Food & Staples Retailing 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%,
10/10/17	United States	226,800	$220,563
Food, Beverage & Tobacco 0.1%
Allflex Holdings III Inc., Second Lien Initial Term Loan,
8.00%, 7/17/21	United States	180,000	182,100
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans,
3.50%, 2/24/20	United States	4,552,097	4,521,370
			4,703,470
Health Care Equipment & Services 0.5%
Carestream Health Inc., Second Lien Loan, 9.50%,
12/07/19	United States	534,954	546,990
Community Health Systems Inc.,
2017 Term E Loan, 3.447% - 3.483%, 1/25/17	United States	2,481,724	2,486,822
2021 Term D Loan, 4.25%, 1/27/21	United States	7,347,580	7,379,696
DaVita HealthCare Partners Inc.,
Tranche B Term Loan, 4.50%, 10/20/16	United States	3,564,369	3,576,827
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	6,672,807	6,699,572
Surgery Centers Holdings Inc., Incremental Second Lien
Term Loan, 9.75%, 4/10/20	United States	3,700	3,694
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%,
7/03/19	United States	2,507,574	2,510,708
			23,204,309
Household & Personal Products 0.3%
FGI Operating Co. LLC (Freedom Group), Term B Loans,
5.50%, 4/19/19	United States	7,706,064	7,812,023
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	5,980,391	5,982,885
			13,794,908
Materials 1.1%
American Rock Salt Co. LLC, Initial Loan, 6.00%,
4/25/17	United States	4,897,149	4,907,864
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	8,373,244	8,373,177
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	1,568,007	1,602,307
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified
Refinancing Term, 4.00%, 2/01/20	United States	3,861,364	3,856,271
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	1,323,518	1,338,408
FMG America Finance Inc. (Fortescue Metals Group), Loans,
4.25%, 6/30/19	United States	2,584,091	2,585,908
MacDermid Holdings LLC, First Lien Tranche B Term Loan,
4.00%, 6/07/20	United States	5,284,560	5,273,991
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	1,085,143	1,097,351
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%,
7/19/19	United States	5,081,550	5,097,429
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	322,548	328,596
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%,
12/01/18	United States	12,213,090	12,236,942

110 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
[g,i]Senior Floating Rate Interests (continued)
Materials (continued)
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%,
3/19/20	Netherlands	4,618,100	$4,623,152
			51,321,396
Media 0.0%†
Cumulus Media Holdings Inc., Term Loans, 4.25%,
12/23/20	United States	961,473	961,473
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%,
7/22/20	United States	146,822	150,952
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	17,778	18,066
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	963,126	960,116
			2,090,607
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International Inc., Series E-1
Tranche B Term Loan, 3.75%, 8/05/20	Canada	4,966,815	4,971,301
Retailing 0.6%
BJ’s Wholesale Club Inc., 2013 (Nov) Replacement Loans,
4.50%, 9/26/19	United States	8,872,002	8,874,469
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%,
7/09/19	United States	4,083,168	4,096,777
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	2,618,204	2,630,627
Party City Holdings Inc., 2014 Replacement Term Loan,
4.00%, 7/27/19	United States	4,991,893	4,980,976
Sears Roebuck Acceptance Corp., Term Loan, 5.50%,
6/30/18	United States	7,895,340	7,967,922
			28,550,771
Software & Services 0.4%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%,
9/10/20	United States	9,891,249	9,888,162
MoneyGram International Inc., Term Loan, 4.25%,
3/28/20	United States	7,971,734	7,802,335
Vertafore Inc., Second Lien Term Loan, 9.75%,
10/27/17	United States	467,548	475,876
			18,166,373
Technology Hardware & Equipment 0.1%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	4,418,823	4,408,390
Telecommunication Services 0.1%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan,
3.75%, 6/30/19	Luxembourg	3,488,055	3,491,690
Transportation 0.1%
Global Tip Finance BV/Finance America LLC, Facility C
Commitment, 6.50%, 10/16/20	United States	3,011,980	2,974,330
Total Senior Floating Rate Interests
(Cost $195,961,602)			196,334,998

Semiannual Report | 111

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*		Value
Foreign Government and Agency Securities 9.0%
The Export-Import Bank of Korea, senior note,
1.25%, 11/20/15	South Korea	5,000,000		$5,037,200
4.00%, 1/29/21	South Korea	6,500,000		6,839,398
[e]Government of Ghana, Reg S, 8.50%, 10/04/17	Ghana	300,000		310,152
Government of Hungary,
7.75%, 8/24/15	Hungary	28,900,000	HUF	139,317
5.50%, 12/22/16	Hungary	3,092,050,000	HUF	14,757,575
6.00%, 1/11/19	Hungary	1,820,000	EUR	2,852,915
A, 8.00%, 2/12/15	Hungary	91,860,000	HUF	432,952
A, 6.75%, 11/24/17	Hungary	1,457,960,000	HUF	7,239,075
A, 5.50%, 12/20/18	Hungary	205,390,000	HUF	979,553
[e]Reg S, 6.75%, 7/28/14	Hungary	1,400,000	EUR	1,968,784
[e]senior note, Reg S, 3.50%, 7/18/16	Hungary	115,000	EUR	165,111
[e]senior note, Reg S, 4.375%, 7/04/17	Hungary	215,000	EUR	315,367
[e]senior note, Reg S, 5.75%, 6/11/18	Hungary	695,000	EUR	1,070,155
[e]senior note, Reg S, 3.875%, 2/24/20	Hungary	285,000	EUR	409,743
[d]Government of Iceland, 144A, 5.875%, 5/11/22	Iceland	2,640,000		2,878,326
Government of Ireland,
5.90%, 10/18/19	Ireland	1,522,000	EUR	2,604,628
4.50%, 4/18/20	Ireland	3,243,000	EUR	5,206,558
5.00%, 10/18/20	Ireland	2,107,000	EUR	3,482,260
senior bond, 4.50%, 10/18/18	Ireland	269,000	EUR	427,990
senior bond, 4.40%, 6/18/19	Ireland	739,000	EUR	1,180,245
senior bond, 5.40%, 3/13/25	Ireland	10,374,640	EUR	17,566,365
[d]Government of Lithuania, 144A,
6.75%, 1/15/15	Lithuania	3,720,000		3,872,092
7.375%, 2/11/20	Lithuania	4,670,000		5,669,287
Government of Malaysia,
3.434%, 8/15/14	Malaysia	65,965,000	MYR	20,247,464
3.741%, 2/27/15	Malaysia	40,550,000	MYR	12,503,693
3.835%, 8/12/15	Malaysia	16,200,000	MYR	5,010,207
4.72%, 9/30/15	Malaysia	1,720,000	MYR	538,643
3.197%, 10/15/15	Malaysia	14,200,000	MYR	4,355,537
Government of Mexico,
7.00%, 6/19/14	Mexico	970,800[l] MXN		7,454,977
9.50%, 12/18/14	Mexico	1,828,490[l] MXN		14,497,273
6.00%, 6/18/15	Mexico	43,520[l] MXN		341,029
8.00%, 12/17/15	Mexico	2,335,540[l] MXN		19,000,365
6.25%, 6/16/16	Mexico	501,510[l] MXN		4,005,089
7.25%, 12/15/16	Mexico	1,894,390[l] MXN		15,551,616
Government of Peru, senior bond, 7.84%, 8/12/20	Peru	4,279,000	PEN	1,700,278
Government of Poland,
5.50%, 4/25/15	Poland	13,215,000	PLN	4,479,481
5.00%, 4/25/16	Poland	3,390,000	PLN	1,163,889
[g]FRN, 2.72%, 1/25/17	Poland	859,000	PLN	283,131
[g]FRN, 2.72%, 1/25/21	Poland	871,000	PLN	282,637
senior note, 6.375%, 7/15/19	Poland	4,500,000		5,302,553
Strip, 7/25/14	Poland	240,000	PLN	78,854
Strip, 1/25/16	Poland	102,440,000	PLN	32,216,201

112 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Government of Russia, senior bond,
[d]144A, 7.50%, 3/31/30	Russia	3,868,195		$ 4,317,099
[e]Reg S, 7.50%, 3/31/30	Russia	6,384,200		7,125,086
[d]Government of Serbia, senior note, 144A, 4.875%,
2/25/20	Serbia	6,000,000		5,977,500
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	750,000	SGD	605,871
Government of Sri Lanka,
A, 11.25%, 7/15/14	Sri Lanka	212,700,000	LKR	1,641,587
A, 11.75%, 3/15/15	Sri Lanka	1,400,000	LKR	11,131
A, 6.50%, 7/15/15	Sri Lanka	35,020,000	LKR	266,029
A, 11.00%, 8/01/15	Sri Lanka	241,800,000	LKR	1,933,095
A, 6.40%, 8/01/16	Sri Lanka	23,800,000	LKR	177,719
A, 8.00%, 11/15/18	Sri Lanka	86,100,000	LKR	637,772
A, 9.00%, 5/01/21	Sri Lanka	89,150,000	LKR	652,957
B, 6.60%, 6/01/14	Sri Lanka	8,600,000	LKR	65,819
B, 6.40%, 10/01/16	Sri Lanka	18,900,000	LKR	140,048
B, 8.50%, 7/15/18	Sri Lanka	18,990,000	LKR	143,653
C, 8.50%, 4/01/18	Sri Lanka	50,980,000	LKR	387,080
D, 8.50%, 6/01/18	Sri Lanka	65,480,000	LKR	496,736
Government of the Philippines, senior note, 1.625%,
4/25/16	Philippines	86,200,000	PHP	1,905,054
[d]Government of Ukraine, senior note, 144A, 7.95%,
2/23/21	Ukraine	2,370,000		2,030,794
[m]Government of Uruguay, senior bond, Index Linked,
4.375%, 12/15/28	Uruguay	196,093,278	UYU	9,142,221
[d]Government of Vietnam, 144A,
6.875%, 1/15/16	Vietnam	150,000		162,028
6.75%, 1/29/20	Vietnam	5,120,000		5,761,510
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	4,101,900,000	KRW	3,963,767
senior bond, 2.80%, 8/02/15	South Korea	20,907,710,000	KRW	20,261,334
senior bond, 2.81%, 10/02/15	South Korea	1,442,000,000	KRW	1,397,270
senior note, 3.28%, 6/02/14	South Korea	11,910,090,000	KRW	11,534,757
senior note, 2.82%, 8/02/14	South Korea	681,200,000	KRW	659,754
senior note, 2.78%, 10/02/14	South Korea	2,715,600,000	KRW	2,630,394
senior note, 2.84%, 12/02/14	South Korea	2,278,170,000	KRW	2,207,917
senior note, 2.74%, 2/02/15	South Korea	3,530,680,000	KRW	3,420,040
senior note, 2.76%, 6/02/15	South Korea	24,098,900,000	KRW	23,347,381
Korea Treasury Bond,
senior bond, 3.50%, 6/10/14	South Korea	1,761,420,000	KRW	1,706,506
senior note, 3.25%, 12/10/14	South Korea	3,998,620,000	KRW	3,884,920
senior note, 3.25%, 6/10/15	South Korea	3,634,290,000	KRW	3,539,417
senior note, 2.75%, 12/10/15	South Korea	2,942,150,000	KRW	2,848,102
senior note, 3.00%, 12/10/16	South Korea	36,270,000,000	KRW	35,236,704
Letra Tesouro Nacional, Strip, 1/01/15	Brazil	27	[n] BRL	11,274
[o]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/15	Brazil	840	[n] BRL	925,226
8/15/18	Brazil	13,695	[n] BRL	14,865,528

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
Foreign Government and Agency Securities (continued)
[d]Peru Enhanced Pass-Through Finance Ltd.,
senior secured bond, A-1, 144A, zero cpn., 5/31/18	Peru	653,577	$611,239
[d]Temasek Financial I Ltd., senior note, 144A, 2.375%,
1/23/23	Singapore	9,500,000	8,846,638
Total Foreign Government and Agency Securities
(Cost $405,441,575)			419,896,922
U.S. Government and Agency Securities 19.4%
U.S. Treasury Bond,
4.50%, 5/15/17	United States	83,000,000	91,997,034
2.75%, 2/15/19	United States	66,500,000	70,025,032
5.00%, 5/15/37	United States	5,500,000	7,003,046
4.625%, 2/15/40	United States	35,000,000	42,615,230
4.75%, 2/15/41	United States	38,000,000	47,253,608
4.375%, 5/15/41	United States	10,000,000	11,756,250
3.125%, 11/15/41	United States	18,300,000	17,299,210
3.00%, 5/15/42	United States	23,900,000	21,986,136
2.875%, 5/15/43	United States	33,000,000	29,380,296
U.S. Treasury Note,
4.875%, 8/15/16	United States	67,600,000	74,288,682
4.625%, 11/15/16	United States	21,700,000	23,880,177
4.625%, 2/15/17	United States	92,000,000	101,803,704
4.75%, 8/15/17	United States	42,000,000	47,092,500
4.25%, 11/15/17	United States	70,000,000	77,590,660
3.75%, 11/15/18	United States	51,600,000	56,701,537
3.625%, 8/15/19	United States	51,000,000	55,837,044
3.625%, 2/15/20	United States	65,300,000	71,508,593
[m]Index Linked, 2.00%, 1/15/16	United States	8,220,217	8,720,812
[m]Index Linked, 0.125%, 4/15/16	United States	53,176,365	54,725,977
Total U.S. Government and Agency Securities
(Cost $912,414,235)			911,465,528
Asset-Backed Securities and Commercial
Mortgage-Backed Securities 12.5%
Banks 7.7%
Banc of America Commercial Mortgage Trust,
2006-4, AJ, 5.695%, 7/10/46	United States	20,562,000	21,662,036
2006-4, AM, 5.675%, 7/10/46	United States	7,350,000	8,044,134
[g]2007-3, AM, FRN, 5.591%, 6/10/49	United States	17,730,000	19,654,849
Bear Stearns Commercial Mortgage Securities Inc.,
[g]2006-PW11, AJ, FRN, 5.44%, 3/11/39	United States	19,594,000	20,636,009
[g]2006-PW12, AJ, FRN, 5.75%, 9/11/38	United States	3,286,000	3,406,563
2006-PW13, AJ, 5.611%, 9/11/41	United States	18,023,000	18,757,590
[g]2007-PW16, AM, FRN, 5.707%, 6/11/40	United States	11,110,000	12,407,159
Bear Stearns Commercial Mortgage Securities Trust,
2007-PW15, A4, 5.331%, 2/11/44	United States	9,784,183	10,614,660
[g]2007-PW16, A4, FRN, 5.707%, 6/11/40	United States	21,845,000	24,464,893
Citigroup Commercial Mortgage Trust, 2006-C5, AJ,
5.482%, 10/15/49	United States	15,876,000	15,958,619

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Banks (continued)
[g]Countrywide Asset-Backed Certificates, 2004-1, M1, FRN,
0.902%, 3/25/34	United States	3,261,541	$3,127,289
Credit Suisse First Boston Mortgage Securities Corp.,
2004-6, 3A1, 5.00%, 9/25/19	United States	1,807,672	1,902,054
[d,g,p]Credit Suisse Mortgage Capital Certificates, 2009-15R,
3A1, 144A, FRN, 5.347%, 3/26/36	United States	9,375,854	9,759,785
FHLMC, 2643, OG, 5.00%, 7/15/32	United States	1,954,328	1,980,053
[g]FNMA, 2005-122, FN, FRN, 0.502%, 1/25/36	United States	1,235,028	1,225,167
Greenwich Capital Commercial Funding Corp.,
[g]2006-GG7, AJ, FRN, 5.82%, 7/10/38	United States	18,910,000	19,689,442
[g]2006-GG7, AM, FRN, 5.82%, 7/10/38	United States	4,685,000	5,110,360
2007-GG9, A4, 5.444%, 3/10/39	United States	22,885,000	25,066,146
[g]GS Mortgage Securities Corp. II, 1997-GL, X2, IO, FRN,
0.29%, 7/13/30	United States	29,794	7
JPMorgan Chase Commercial Mortgage Securities Corp.,
[g,p]2006-CB14, B, FRN, 5.53%, 12/12/44	United States	8,000,000	3,653,400
2006-CB17, AM, 5.464%, 12/12/43	United States	16,790,000	17,740,331
[g,p]2006-LDP7, AJ, FRN, 6.025%, 4/15/45	United States	18,983,000	19,612,078
[g]LB-UBS Commercial Mortgage Trust, 2006-C4, AJ, FRN,
6.051%, 6/15/38	United States	11,540,000	12,287,088
[g]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, FRN,
0.892%, 3/25/28	United States	2,708,094	2,657,810
[g]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN,
5.281%, 11/12/37	United States	8,000,000	8,422,580
[g]Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, FRN, 1.352%, 5/25/33	United States	4,451,020	4,175,412
2005-WMC, M2, FRN, 0.887%, 1/25/35	United States	3,663,509	3,535,168
Morgan Stanley Capital I Trust,
[d]2005-RR6, AJ, 144A, 5.233%, 5/24/43	United States	4,880,000	4,891,151
[g]2006-HQ8, AJ, FRN, 5.496%, 3/12/44	United States	14,956,000	15,346,024
[g]2007-IQ16, AM, FRN, 6.091%, 12/12/49	United States	21,470,000	24,222,744
[g]Wachovia Bank Commercial Mortgage Trust,
2006-C23, AJ, FRN, 5.515%, 1/18/45	United States	7,675,000	8,127,695
FRN, 5.908%, 5/15/16	United States	6,683,000	6,487,992
[g,p]Wells Fargo Mortgage Backed Securities 2004-I Trust, 04-I,
2A1, FRN, 2.633%, 6/25/34	United States	1,629,330	1,624,734
[p]Wells Fargo Mortgage Backed Securities Trust,
[g]04-W, A9, FRN, 2.762%, 11/25/34	United States	2,877,609	2,982,300
2007-3, 3A1, 5.50%, 4/25/37	United States	675,898	701,153
[j]Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	19,811	19,811
			359,954,286
Diversified Financials 4.6%
[g]Aames Mortgage Investment Trust, 2005-4, M1, FRN,
0.857%, 10/25/35	United States	2,803,371	2,804,627
[g]American Home Mortgage Investment Trust, 2004-3, 4A,
FRN, 1.837%, 10/25/34	United States	3,228,255	3,189,611

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[g]Ameriquest Mortgage Securities Inc. Asset-Backed
Pass-Through Certificates, 2004-R4, M1, FRN, 0.977%,	United States	9,839,733	$9,634,171
6/25/34
[g]Amortizing Residential Collateral Trust, 2002-BC1, M1,
FRN, 1.427%, 1/25/32	United States	68,292	46,915
[d]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	8,740,000	8,577,523
[d,g]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.235%,
11/25/20	United States	1,090,000	1,058,281
[d,g]ARES CLO LTD, 2007-3RA, B, 144A, FRN, 0.599%,
4/16/21	United States	2,000,000	1,897,652
[g]Argent Securities Inc., 2005-W2, A2C, FRN, 0.512%,
10/25/35	United States	6,225,000	5,684,981
[d,g]Atrium CDO Corp., 10A, C, 144A, FRN, 2.829%,
7/16/25	United States	4,650,000	4,564,905
[g,p]Bayview Financial Acquisition Trust, 2004-D, M1, FRN,
0.782%, 8/28/44	United States	6,958,084	6,891,172
[g]Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.032%,
11/25/34	United States	1,759,139	1,669,402
[d,g]Bridgeport CLO Ltd., 2006-1A, B, 144A, FRN, 0.878%,
7/21/20	United States	2,000,000	1,893,368
[d,g]Cent CDO Ltd., 2007-15A,
A2B, 144A, FRN, 0.576%, 3/11/21	United States	5,686,824	5,336,664
B, 144A, FRN, 0.956%, 3/11/21	United States	6,000,000	5,562,912
[d,g]Cent CLO LP, 2013-20A, A, 144A, FRN, 1.709%,
1/25/26	United States	3,000,000	2,989,800
[g,p]Chase Funding Mortgage Loan Asset-Backed Certificates,
2004-2, 2A2, FRN, 0.652%, 2/25/35	United States	675,545	580,630
[d,g]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.628%,
7/26/21	United States	1,420,000	1,354,396
[d,g]Colony American Homes, 2014-1A, A, 144A, FRN, 1.40%,
5/17/31	United States	8,560,000	8,593,512
[d,g]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN,
1.227%, 10/15/21	United States	690,000	671,333
[d]Countryplace Manufactured Housing Contract Trust,
2005-A3, 144A, 4.80%, 12/15/35	United States	748,954	769,835
[d,g]Crest Ltd., 2004-1A, A, 144A, FRN, 0.558%, 1/28/20	United States	499,804	496,123
[d,g]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.462%,
10/20/43	United States	13,905,132	13,522,741
[d,g]DLJ Mortgage Acceptance Corp., 1997-CF1, S, 144A, IO,
FRN, 0.71%, 5/15/30	United States	2,164	6
[d]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%,
7/15/25	United States	2,920,000	2,938,542
[d]G-Force LLC, 2005-RRA,
A2, 144A, 4.83%, 8/22/36	United States	205,522	205,544
C, 144A, 5.20%, 8/22/36	United States	9,275,000	8,622,040
[d,g]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.625%,
11/01/17	United States	4,700,000	4,601,272

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*		Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[p]GMAC Commercial Mortgage Securities Inc.,
[g]2004-C3, D, FRN, 5.044%, 12/10/41	United States	2,300,000		$1,799,858
2005-C1, B, 4.936%, 5/10/43	United States	10,285,000		4,699,362
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	United States	4,355,078		4,809,796
1999-3, A7, 6.74%, 2/01/31	United States	1,844,589		1,858,769
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%,
6/15/29	United States	16,730,730		16,891,679
[g]GSAA Home Equity Trust, 05-5, M3, FRN, 1.097%,
2/25/35	United States	3,550,000		3,256,262
[d]Highbridge Loan Management Ltd., 2013-2A, B2, 144A,
5.80%, 10/20/24	United States	2,620,000		2,683,142
[g]Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.127%,
12/25/34	United States	3,775,334		3,398,208
[g,p]JPMorgan Chase Commercial Mortgage Securities Trust,
2006-CB16, B, FRN, 5.672%, 5/12/45	United States	6,745,000		5,308,885
[g]JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4,
FRN, 0.302%, 5/25/36	United States	1,811,378		1,779,798
[d,g]Katonah Ltd., 2007-IA, A2L, 144A, FRN, 1.726%,
4/23/22	United States	5,416,684		5,287,653
[d]Legacy Benefits Insurance Settlements LLC, 2004-1, A,
144A, 5.35%, 2/10/39	United States	1,661,848		1,577,925
Lehman ABS Corp., 2003-1, A1, 5.00%, 12/25/33	United States	4,341,729		4,471,655
[g,p]Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN,
0.622%, 8/25/35	United States	2,295,271		2,272,548
[d,g]Mountain View CLO II Ltd., 2006-2A, C, 144A, FRN,
0.927%, 1/12/21	United States	4,000,000		3,760,540
[d,g]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.574%,
12/24/39	United States	4,550,081		4,406,772
[e,g]Pacifica CDO Ltd., 2005-5X, A2, Reg S, FRN, 0.678%,
1/26/20	United States	5,000,000		4,887,345
[d,g,p]Pegasus 2006-1 Ltd., 2006-1A, A1, 144A, FRN, 0.552%,
7/25/49	United States	6,430,000		5,883,450
Residential Asset Securities Corp.,
2001-KS2, AI5, 7.514%, 6/25/31	United States	8,762		8,892
2004-KS1, AI4, 4.213%, 4/25/32	United States	208,487		208,446
[g]2005-AHL2, A2, FRN, 0.412%, 10/25/35	United States	151,019		150,977
[g]SLM Student Loan Trust,
2005-4, A2, FRN, 0.309%, 4/26/21	United States	103,700		103,606
2005-9, A4, FRN, 0.329%, 1/25/23	United States	62,071		62,038
[g]Structured Asset Securities Corp.,
2002-1A, 2A1, FRN, 1.743%, 2/25/32	United States	27,650		25,802
2006-WF1, A5, FRN, 0.452%, 2/25/36	United States	9,616,955		9,435,887
[e,g]Talisman 6 Finance, Reg S, FRN, 0.507%, 10/22/16	Ireland	15,450,547	EUR	20,656,052
[d,g]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.558%,
7/11/21	United States	1,300,000		1,252,550

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[d,g]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.463%,
8/01/22	United States	3,492,539	$3,433,075
			218,528,930
Real Estate 0.2%
[d,g]Citigroup Mortgage Loan Trust Inc., 2013-A, A, 144A, FRN,
3.00%, 5/25/42	United States	7,132,930	7,193,481
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities
(Cost $552,553,030)			585,676,697
Mortgage-Backed Securities 19.9%
[g]Federal Home Loan Mortgage Corp. (FHLMC)
Adjustable Rate 0.1%
FHLMC, 2.018% - 3.275%, 3/01/25 - 10/01/36	United States	4,248,734	4,501,497
Federal Home Loan Mortgage Corp. (FHLMC)
Fixed Rate 4.1%
FHLMC 30 Year, 6.00%, 6/01/37	United States	132,410	147,575
FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	168,422	190,011
FHLMC 30 Year, 7.00%, 7/01/31	United States	7,509	8,084
FHLMC 30 Year, 8.00%, 2/01/30	United States	54,802	65,828
FHLMC 30 Year, 8.50%, 10/01/24	United States	8,923	10,338
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	104,822	111,348
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	382,398	412,940
FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22	United States	900,186	979,916
[q]FHLMC Gold 30 Year, 3.00%, 5/01/43	United States	80,000,000	77,903,128
[q]FHLMC Gold 30 Year, 4.00%, 5/01/41	United States	55,000,000	57,563,088
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	4,210,196	4,528,071
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	34,638,018	37,870,815
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	3,843,364	4,234,913
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	3,619,755	4,034,329
FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	2,794,641	3,162,747
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	178,156	203,398
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	34,516	40,201
FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	5,044	5,811
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	15,749	16,002
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	26,768	27,370
			191,515,913
[g]Federal National Mortgage Association (FNMA)
Adjustable Rate 0.2%
FNMA, 1.737% - 4.805%, 6/01/15 - 3/01/37	United States	10,244,819	10,877,785
Federal National Mortgage Association (FNMA)
Fixed Rate 14.4%
[q]FNMA 15 Year, 3.00%, 5/15/28	United States	235,000,000	242,582,416
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	269,329	286,407
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	218,333	232,173

118 | Semiannual Report

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA)
Fixed Rate (continued)
FNMA 15 Year, 5.50%, 6/01/16 - 12/01/23	United States	674,199	$733,298
FNMA 15 Year, 6.00%, 5/01/17 - 9/01/22	United States	145,420	155,836
FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16	United States	4,496	4,643
[q]FNMA 30 Year, 3.00%, 5/15/43	United States	100,000,000	97,468,750
[q]FNMA 30 Year, 3.50%, 5/01/42	United States	16,000,000	16,243,750
[q]FNMA 30 Year, 4.00%, 5/01/41	United States	257,000,000	269,338,005
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	4,665,656	5,120,870
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	15,413,315	17,198,915
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	22,657,316	25,389,688
FNMA 30 Year, 6.50%, 5/01/28 - 5/01/37	United States	539,534	607,613
FNMA 30 Year, 7.00%, 11/01/25	United States	4,772	4,897
FNMA 30 Year, 7.50%, 1/01/30	United States	22,006	26,270
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	133,184	159,854
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	138,487	153,034
			675,706,419
[g]Government National Mortgage Association (GNMA)
Adjustable Rate 0.0%†
GNMA, 1.625%, 1/20/23 - 10/20/26	United States	73,981	76,920
Government National Mortgage Association (GNMA)
Fixed Rate 1.1%
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	502,781	563,651
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	102,182	115,711
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	65,293	74,933
GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26	United States	195,552	206,931
GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17	United States	49,042	49,646
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	2,300	2,429
[q]GNMA II SF 30 Year, 3.50%, 5/01/42	United States	50,000,000	51,453,125
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	10,132	11,433
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	1,134,590	1,283,091
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	92,987	109,568
GNMA II SF 30 Year, 8.00%, 5/20/27 - 7/20/27	United States	123,616	128,348
			53,998,866
Total Mortgage-Backed Securities
(Cost $921,552,148)			936,677,400
Municipal Bonds 5.1%
Alabama Federal Aid Highway Finance Authority Federal
Highway Revenue, Grant Anticipation Bond, 5.00%,
9/01/25	United States	14,000,000	16,025,800
Arkansas State GO, Four-Lane Highway Construction and
Improvement Bonds, 3.25%, 6/15/22	United States	18,500,000	19,472,545
California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000	2,840,297
[g]California State Judgment Trust COP, FRN, 1.582%,
6/01/15	United States	1,000,000	982,450
California State Public Works Board Lease Revenue,
Various Capital Projects, Series E, 4.029%, 12/01/16	United States	8,850,000	9,171,520

		Semiannual Report | 119

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*	Value
Municipal Bonds (continued)
Chicago Transit Authority Sales and Transfer Tax Receipts
Revenue, Pension Funding, Series A, 6.899%,
12/01/40	United States	800,000	$969,184
Coachella Valley USD, GO, Riverside and Imperial Counties,
Election of 2005, Series D, AGMC Insured, 5.00%,
8/01/37	United States	6,395,000	6,697,867
Colorado State ISD, GO, Mitchell and Scurry Counties,
School Building, PSF Guarantee, 5.00%, 8/15/38	United States	2,600,000	2,884,804
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000	747,858
Evansville Local Public Improvement Bond Bank Revenue,
Sewage Works Project, Series A, 5.00%, 7/01/36	United States	1,355,000	1,470,487
Florida Hurricane Catastrophe Fund Finance Corp. Revenue,
Series A, 2.995%, 7/01/20	United States	16,800,000	16,842,840
Hawaii State GO, Series EH, 5.00%, 8/01/30	United States	1,385,000	1,591,337
Illinois State GO, 5.877%, 3/01/19	United States	9,200,000	10,355,888
JobsOhio Beverage System Statewide Liquor Profits Revenue,
senior lien, Series A, 5.00%, 1/01/38	United States	10,150,000	10,855,222
Kansas State Development Finance Authority Revenue,
Wichita State University Union Corp. Student Housing
Project, Refunding, Series F-1,
5.25%, 6/01/38	United States	3,720,000	4,003,873
5.25%, 6/01/42	United States	3,700,000	3,968,213
5.00%, 6/01/46	United States	4,400,000	4,585,988
Massachusetts State GO, Consolidated Loan of 2014,
Series A, 4.50%, 12/01/43	United States	4,950,000	5,159,484
Metropolitan Boston Transit Parking Corp. Systemwide
Parking Revenue, senior lien, 5.00%, 7/01/41	United States	3,500,000	3,731,455
Minnesota State GO, Various Purpose, Refunding, Series F,
4.00%, 10/01/24	United States	5,760,000	6,469,805
Mississippi State GO, Series B, 5.00%, 12/01/31	United States	1,565,000	1,795,650
Nassau County GO, General Improvement Bonds, Series B,
5.00%,
4/01/39	United States	7,700,000	8,153,453
4/01/43	United States	8,150,000	8,555,788
New Jersey EDA Revenue, School Facilities Construction,
Refunding, Series NN, 5.00%, 3/01/30	United States	3,300,000	3,612,444
New York City Municipal Water Finance Authority Water and
Sewer System Revenue, Second General Resolution,
Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	4,865,000	5,229,388
New York State Urban Development Corp. Revenue, State
Personal Income Tax, General Purpose, Series C, 5.00%,
3/15/29	United States	20,725,000	23,514,378
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	12,000,000	7,863,960
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Series A, zero cpn., 8/01/25	United States	7,450,000	3,101,212
first subordinate, Series A, 6.50%, 8/01/44	United States	13,200,000	11,083,380

120 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*		Value
Municipal Bonds (continued)
South Carolina State Public Service Authority Revenue,
Refunding, Series B, 5.00%, 12/01/38	United States	4,500,000		$4,840,020
University of California Revenues, General, Series AK,
5.00%, 5/15/48	United States	25,000,000		30,247,500
Washington State GO, Various Purpose,
Refunding, Series R-C, 5.00%, 7/01/24	United States	1,800,000		2,164,518
Series D, 5.00%, 2/01/23	United States	1,600,000		1,902,112
Total Municipal Bonds (Cost $235,572,993)				240,890,720

		Shares
[a]Escrows and Litigation Trusts 0.0%†
[j]Comfort Co. Inc., Escrow Account	United States	716		—
Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500		435
Motors Liquidation Co., GUC Trust, Escrow Account	United States	1,113		30,663
[j]NewPage Corp., Litigation Trust	United States	2,500,000		—
Total Escrows and Litigation Trusts
(Cost $47,628)				31,098

	Counterparty	Notional Amount*
Options Purchased 0.0%†
Calls – Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.22, Premium rate 0.56%,
Strike Price $102, Expires 6/18/14	FBCO	23,100,000	[r]	$36,406
Buy protection on CDX.NA.IG.22, Premium Rate 0.688%,
Strike Price $100, Expires 6/18/14	FBCO	70,000,000	[r]	3,850
				40,256
Currency Options 0.0%†
USD/JPY, July Strike Price 102.50 JPY, Expires 7/25/14	GSCO	22,350,000	[r]	288,248
USD/KRW, October Strike Price 1,040 KRW, Expires
10/16/14	BZWS	19,000,000	[r]	431,528
				719,776
Puts – Over-the-Counter
Currency Options 0.0%†
EUR/PLN, October Strike Price 4.13 PLN, Expires
10/22/14	BZWS	33,347,129	[r] EUR	252,159
EUR/SEK, May Strike Price 8.955 SEK, Expires 5/23/14	BZWS	36,800,000	[r] EUR	141,150
				393,309
Total Options Purchased (Cost $2,640,143)				1,153,341
Total Investments before Short Term Investments
(Cost $4,806,705,808)				4,935,492,207

Semiannual Report | 121

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund	Country	Principal Amount*			Value
Short Term Investments 10.8%
Foreign Government and Agency Securities 0.7%
[s]Bank of Negara Monetary Notes, 5/15/14 - 11/06/14	Malaysia	94,878,000		MYR	$28,886,450
[s]Hungary Treasury Bill, 6/25/14	Hungary	74,300,000		HUF	334,814
Korea Monetary Stabilization Bond, senior bond, 2.55%,
5/09/14	South Korea	4,899,700,000		KRW	4,742,707
[s]Malaysia Treasury Bill, 5/30/14	Malaysia	1,600,000		MYR	489,293
[s]Philippine Treasury Bills, 7/02/14 - 11/05/14	Philippines	44,540,000		PHP	995,330
Total Foreign Government and Agency Securities
(Cost $35,905,064)					35,448,594
Total Investments before Money Market Funds
(Cost $4,842,610,872)					4,970,940,801

		Shares
Money Market Funds (Cost $476,276,903) 10.1%
[a,t]Institutional Fiduciary Trust Money Market Portfolio	United States	476,276,903			476,276,903
Total Investments
(Cost $5,318,887,775) 115.9%					5,447,217,704
Options Written (0.0)%†					(173,605)
Other Assets, less Liabilities (15.9)%					(748,939,873)
Net Assets 100.0%					$4,698,104,226

	Counterparty	Notional Amount*
[u]Options Written (0.0)%†
Calls – Over-the-Counter
Currency Options (0.0)%†
USD/JPY, July Strike Price 109 JPY, Expires 7/25/14	GSCO	22,350,000	[r]		$(12,181)
USD/KRW, October Strike Price 1,100 KRW, Expires
10/16/14	BZWS	19,000,000	[r]		(161,424)
Total Options Written
(Premiums Received $351,737)					$(173,605)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bAt April 30, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
cThe security is owned by Delaware Corporation, a wholly-owned subsidiary of the Fund. See Note 1(h).
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30,
2014, the aggregate value of these securities was $500,229,585, representing 10.65% of net assets.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2014, the aggregate value of these securities was
$62,923,183, representing 1.34% of net assets.

122 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund

fPerpetual security with no stated maturity date.
gThe coupon rate shown represents the rate at period end.
hSee Note 1(g) regarding loan participation notes.
iSee Note 1(j) regarding senior floating rate interests.
jSecurity has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2014, the aggregate value of these securities was $34,954, representing less than 0.01% of net assets.
kIncome may be received in additional securities and/or cash.
lPrincipal amount is stated in 100 Mexican Peso Units.
mPrincipal amount of security is adjusted for inflation. See Note 1(l).
nPrincipal amount is stated in 1,000 Brazilian Real Units.
oRedemption price at maturity is adjusted for inflation. See Note 1(l).
pThe bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
qSecurity purchased on a to-be-announced (TBA) basis. See Note 1(d).
rAmount represents notional amount under the terms of the option.
sThe security is traded on a discount basis with no stated coupon rate.
tSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
uSee Note 1(e) regarding written options.

At April 30, 2014, the fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Swedish Krona	DBAB	Buy	658,122,387	$100,033,803	5/06/14	$1,165,476	$—
Swedish Krona	DBAB	Sell	658,122,387	99,861,268	5/06/14	34,037	(1,372,048)
Japanese Yen	DBAB	Buy	3,107,440,000	30,479,931	5/07/14	135,166	(211,256)
Japanese Yen	DBAB	Sell	3,107,440,000	32,000,000	5/07/14	1,596,159	—
Singapore Dollar	MSCO	Buy	13,200,000	10,632,214	5/08/14	—	(102,551)
Singapore Dollar	MSCO	Sell	13,200,000	10,490,344	5/08/14	—	(39,319)
Euro	DBAB	Buy	1,600,000	2,198,088	5/09/14	21,383	—
Euro	DBAB	Sell	1,600,000	2,100,400	5/09/14	—	(119,071)
Euro	DBAB	Sell	585,912	756,530	5/19/14	—	(56,210)
Singapore Dollar	JPHQ	Buy	21,730,000	17,381,219	5/21/14	—	(47,190)
Singapore Dollar	JPHQ	Sell	6,280,000	5,006,777	5/21/14	—	(2,782)
Canadian Dollar	DBAB	Buy	2,397,060	2,300,000	5/28/14	—	(114,516)
Canadian Dollar	DBAB	Sell	2,397,060	2,168,500	5/28/14	—	(16,984)
Swedish Krona	DBAB	Buy	19,384,470	2,900,000	5/28/14	79,514	—
Swedish Krona	DBAB	Sell	19,384,470	2,984,614	5/28/14	5,100	—
Euro	GSCO	Sell	1,024,000	1,320,294	5/30/14	—	(100,095)
Euro	DBAB	Buy	4,089,378	5,618,234	6/05/14	54,048	—
Euro	DBAB	Sell	4,231,115	5,505,950	6/05/14	—	(362,931)
Euro	DBAB	Sell	1,450,000	1,903,959	6/09/14	—	(107,281)
Japanese Yen	BZWS	Sell	425,100,000	4,368,235	6/10/14	208,103	—
Japanese Yen	HSBC	Sell	452,730,000	4,680,251	6/10/14	249,725	—
Japanese Yen	JPHQ	Sell	307,010,000	3,120,133	6/10/14	115,659	—
Japanese Yen	DBAB	Sell	149,900,000	1,559,898	6/11/14	92,932	—

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Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Japanese Yen	JPHQ	Sell	419,460,000	$4,368,301	6/11/14	$263,340	$—
Japanese Yen	JPHQ	Sell	176,900,000	1,872,255	6/17/14	140,999	—
Euro	DBAB	Buy	2,667,574	3,629,100	6/18/14	70,900	—
Euro	DBAB	Sell	3,008,443	4,018,076	6/18/14	—	(154,719)
Singapore Dollar	DBAB	Buy	3,192,500	2,543,825	6/18/14	2,853	—
Euro	DBAB	Buy	16,345,000	22,621,480	6/20/14	49,378	—
Euro	DBAB	Sell	16,345,000	22,487,451	6/20/14	—	(183,407)
Singapore Dollar	HSBC	Buy	2,551,000	2,026,211	6/20/14	8,739	—
Euro	DBAB	Buy	3,326,267	4,508,423	6/27/14	105,093	—
Euro	DBAB	Sell	3,758,000	4,933,728	6/27/14	—	(278,599)
Euro	DBAB	Buy	2,078,700	2,817,470	7/03/14	65,649	—
Euro	DBAB	Sell	2,078,700	2,715,614	7/03/14	—	(167,505)
Euro	DBAB	Buy	10,304,280	13,969,513	7/17/14	322,126	—
Euro	DBAB	Sell	10,304,280	13,567,646	7/17/14	—	(723,993)
Euro	DBAB	Sell	242,213	318,273	7/23/14	—	(17,665)
Euro	DBAB	Sell	381,725	505,785	7/25/14	—	(23,648)
Euro	BZWS	Buy	1,781,670	2,466,312	7/28/14	4,767	—
Euro	BZWS	Sell	6,000,000	7,946,400	7/28/14	—	(375,272)
Chilean Peso	MSCO	Buy	3,670,729,000	6,937,029	7/29/14	—	(493,989)
Euro	DBAB	Sell	400,000	530,140	7/29/14	—	(24,638)
Euro	BZWS	Buy	8,373,330	11,590,698	8/04/14	22,583	—
Euro	BZWS	Sell	8,373,330	11,118,526	8/04/14	—	(494,755)
Euro	JPHQ	Sell	633,667	838,153	8/06/14	—	(40,701)
Euro	CITI	Sell	477,390	635,549	8/08/14	—	(26,558)
Euro	CITI	Sell	138,480	184,523	8/11/14	—	(7,539)
Euro	DBAB	Buy	3,700,000	5,120,430	8/11/14	11,207	—
Euro	DBAB	Sell	3,700,000	4,933,395	8/11/14	—	(198,242)
Euro	DBAB	Sell	1,480,000	1,964,744	8/15/14	—	(87,904)
Euro	MSCO	Sell	1,183,364	1,570,312	8/15/14	—	(70,924)
Euro	DBAB	Buy	3,800,000	5,152,420	8/20/14	117,870	—
Euro	DBAB	Sell	4,038,200	5,387,326	8/20/14	—	(213,329)
Euro	BZWS	Sell	1,056,192	1,415,920	8/25/14	—	(48,926)
Euro	JPHQ	Sell	3,445,999	4,608,093	8/27/14	—	(171,199)
Malaysian Ringgit	JPHQ	Buy	12,560,000	3,739,987	8/27/14	81,546	—
Malaysian Ringgit	JPHQ	Sell	9,890,000	2,998,333	8/27/14	—	(10,821)
Euro	DBAB	Sell	809,975	1,071,354	8/28/14	—	(52,008)
Philippine Peso	JPHQ	Buy	566,370,000	12,761,830	8/29/14	—	(65,291)
Euro	BZWS	Sell	267,947	357,977	9/19/14	—	(13,634)
Euro	UBSW	Sell	2,880,000	3,849,408	9/22/14	—	(144,808)
Euro	BZWS	Sell	649,831	879,715	9/24/14	—	(21,521)
Euro	DBAB	Buy	2,644,115	3,641,740	9/30/14	25,307	—
Euro	DBAB	Sell	9,457,000	12,770,449	9/30/14	—	(345,192)

124 | Semiannual Report

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Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
British Pound	DBAB	Sell	4,636,500	$7,228,304	10/01/14	$—	$(588,476)
Euro	DBAB	Sell	10,525,238	14,281,695	10/08/14	—	(315,357)
Euro	HSBC	Sell	267,000	362,594	10/20/14	—	(7,694)
Malaysian Ringgit	JPHQ	Buy	1,626,000	502,612	10/20/14	—	(9,457)
Euro	DBAB	Sell	6,799,883	9,315,364	10/22/14	—	(115,025)
Chilean Peso	CITI	Buy	906,403,000	1,739,737	10/24/14	—	(162,477)
Japanese Yen	DBAB	Sell	117,763,200	1,213,816	10/29/14	60,304	—
Euro	DBAB	Sell	168,369	227,323	10/30/14	—	(6,178)
Chilean Peso	DBAB	Buy	651,808,600	1,236,430	10/31/14	—	(102,912)
Euro	DBAB	Sell	3,725,791	5,085,781	10/31/14	—	(81,296)
Euro	DBAB	Sell	961,000	1,301,050	11/10/14	—	(31,705)
Euro	JPHQ	Sell	78,316	104,430	11/12/14	—	(4,182)
Japanese Yen	JPHQ	Sell	857,065,000	8,666,852	11/13/14	270,650	—
Euro	MSCO	Sell	1,183,360	1,592,548	11/17/14	—	(48,586)
Singapore Dollar	MSCO	Buy	14,102,839	11,315,312	11/17/14	—	(63,377)
Malaysian Ringgit	DBAB	Buy	1,339,880	411,170	11/19/14	—	(5,448)
Euro	DBAB	Sell	233,000	315,331	11/20/14	—	(7,804)
Euro	JPHQ	Sell	888,264	1,202,367	11/20/14	—	(29,515)
Japanese Yen	JPHQ	Sell	2,236,935,360	22,425,080	11/20/14	509,705	—
Malaysian Ringgit	HSBC	Buy	790,000	242,629	11/20/14	—	(3,426)
Euro	MSCO	Sell	4,438,000	6,012,425	12/04/14	—	(142,390)
Euro	DBAB	Sell	159,550	219,405	12/18/14	—	(1,866)
Malaysian Ringgit	DBAB	Buy	2,028,100	605,403	1/07/15	7,149	—
Canadian Dollar	BZWS	Buy	8,841,000	7,999,734	1/09/15	15,792	—
Canadian Dollar	CITI	Buy	2,898,000	2,587,731	1/09/15	39,686	—
Canadian Dollar	DBAB	Buy	7,846,000	7,077,107	1/09/15	36,320	—
Canadian Dollar	DBAB	Sell	3,143,000	2,827,710	1/09/15	—	(21,831)
Chilean Peso	BZWS	Buy	1,862,800,000	3,214,495	1/09/15	6,204	—
Euro	BZWS	Sell	2,472,961	3,403,808	1/09/15	—	(25,813)
Euro	CITI	Sell	2,584,200	3,501,824	1/09/15	—	(82,070)
Euro	DBAB	Sell	22,752,696	30,970,795	1/09/15	—	(583,742)
Euro	JPHQ	Sell	1,062,724	1,462,175	1/09/15	—	(11,662)
Japanese Yen	BZWS	Sell	716,900,000	7,019,508	1/09/15	—	(7,046)
Japanese Yen	CITI	Sell	1,431,560,000	14,003,848	1/09/15	—	(27,304)
Japanese Yen	DBAB	Sell	14,747,964,120	142,590,432	1/09/15	150,165	(2,108,984)
Japanese Yen	GSCO	Sell	478,870,000	4,677,150	1/09/15	—	(16,400)
Japanese Yen	HSBC	Sell	720,750,000	7,136,351	1/09/15	72,062	—
Japanese Yen	JPHQ	Sell	1,676,801,000	16,492,272	1/09/15	74,285	(16,846)
Malaysian Ringgit	DBAB	Buy	21,721,000	6,426,902	1/09/15	132,868	—
Singapore Dollar	DBAB	Buy	12,305,600	9,708,066	1/09/15	111,028	—
Euro	DBAB	Sell	8,374,000	10,924,894	2/06/15	—	(688,828)
Canadian Dollar	BZWS	Buy	1,848,000	1,653,884	2/09/15	20,315	—
Canadian Dollar	HSBC	Buy	3,103,000	2,776,897	2/09/15	34,271	—

Semiannual Report | 125

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	225,860,000	$390,761	2/09/15	$—	$(1,252)
Chilean Peso	JPHQ	Buy	824,603,750	1,406,694	2/09/15	15,384	—
Euro	DBAB	Sell	53,496,190	73,777,245	2/09/15	4,680	(420,543)
Euro	JPHQ	Sell	6,587,400	9,159,359	2/09/15	23,387	—
Singapore Dollar	DBAB	Buy	2,965,200	2,341,255	2/09/15	24,942	—
Singapore Dollar	HSBC	Buy	3,390,000	2,676,953	2/09/15	28,230	—
Singapore Dollar	JPHQ	Buy	2,117,000	1,671,905	2/09/15	17,437	—
Chilean Peso	JPHQ	Buy	562,321,000	980,507	3/09/15	—	(12,958)
Chilean Peso	MSCO	Buy	1,195,400,000	2,114,707	3/09/15	—	(57,859)
Euro	DBAB	Sell	603,000	831,838	3/09/15	—	(4,494)
Euro	JPHQ	Sell	11,680,000	16,112,151	3/09/15	—	(87,456)
Japanese Yen	DBAB	Sell	1,040,440,000	10,185,414	3/09/15	—	(18,405)
Singapore Dollar	MSCO	Buy	8,200,000	6,528,143	3/09/15	15,757	—
Swiss Franc	DBAB	Buy	13,270,875	14,680,171	4/16/15	453,326	—
Swiss Franc	DBAB	Sell	13,270,875	14,914,055	4/16/15	—	(219,444)
Euro	DBAB	Sell	31,500,000	41,507,550	6/05/15	—	(2,188,079)
Euro	DBAB	Sell	1,710,278	2,198,391	6/22/15	—	(174,111)
Euro	DBAB	Sell	8,374,000	10,963,814	2/05/16	—	(657,188)
Euro	DBAB	Sell	10,260,000	13,583,727	8/05/16	—	(659,033)
Unrealized appreciation (depreciation)						7,173,606	(16,927,540)
Net unrealized appreciation (depreciation)							$(9,753,934)

aMay be comprised of multiple contracts using the same currency and settlement date.

At April 30, 2014, the fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

					Upfront
			Periodic		Premiums
	Counterparty/	Notional	Payment	Expiration	Paid	Unrealized	Unrealized
Description	Exchange	Amount[a]	Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[b]
OTC Swaps
Contracts to Buy Protection
Single Name
Centex Corp.	FBCO	7,795,000	5.00%	6/20/16	$(417,907)	$—	$(399,162)	$(817,069)
Centex Corp.	JPHQ	12,000,000	5.00%	6/20/16	(770,068)	—	(487,767)	(1,257,835)
CIT Group Inc.	GSCO	22,500,000	5.00%	6/20/17	(2,216,662)	—	(490,736)	(2,707,398)
CNA Financial Corp.	GSCO	10,000,000	5.00%	12/20/14	(209,627)	—	(108,486)	(318,113)
Constellation Brands Inc.	BZWS	5,000,000	5.00%	6/20/17	(480,387)	—	(209,446)	(689,833)
Constellation Brands Inc.	DBAB	2,000,000	5.00%	6/20/17	(193,473)	—	(82,460)	(275,933)
D.R. Horton Inc.	JPHQ	7,000,000	5.00%	3/20/16	(511,027)	—	(88,762)	(599,789)
Dean Foods Co.	JPHQ	11,506,000	5.00%	6/20/16	(729,896)	—	(327,279)	(1,057,175)

126 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund

Credit Default Swap Contracts (continued)

						Upfront
				Periodic		Premiums
	Counterparty/	Notional		Payment	Expiration	Paid	Unrealized	Unrealized
Description	Exchange	Amount[a]		Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[b]
OTC Swaps (continued)
Contracts to Buy Protection (continued)
Single Name (continued)
Embarq Corp.	BZWS	8,500,000		5.00%	6/20/16	$(470,246)	$—	$(376,003)	$(846,249)
Embarq Corp.	DBAB	1,500,000		5.00%	6/20/16	(85,590)	—	(63,748)	(149,338)
Embarq Corp.	GSCO	10,000,000		5.00%	6/20/16	(625,843)	—	(369,744)	(995,587)
First Data Corp.	BZWS	13,100,000		5.00%	3/20/15	(280,633)	—	(220,271)	(500,904)
First Data Corp.	DBAB	3,900,000		5.00%	3/20/15	(83,584)	—	(65,540)	(149,124)
Government of Ireland	MSCO	10,000,000	EUR	1.00%	3/20/15	596,513	—	(708,283)	(111,770)
HCA Inc.	GSCO	5,054,000		5.00%	3/20/16	(300,996)	—	(110,660)	(411,656)
Lennar Corp.	GSCO	7,692,000		5.00%	6/20/15	(25,858)	—	(387,188)	(413,046)
Merrill Lynch & Co. Inc.	FBCO	20,000,000		1.00%	9/20/17	204,076	—	(530,456)	(326,380)
The New York Times Co.	GSCO	11,700,000		5.00%	12/20/16	(556,157)	—	(835,575)	(1,391,732)
The Ryland Group Inc.	GSCO	4,750,000		5.00%	3/20/15	(9,213)	—	(175,936)	(185,149)
Tenet Healthcare Corp	BZWS	13,160,000		5.00%	12/20/16	(1,051,995)	—	(154,498)	(1,206,493)
Tenneco Packaging Inc.	UBSW	12,000,000		5.00%	6/20/17	550,550	—	(1,830,219)	(1,279,669)
Textron Financial Corp.	MSCO	5,126,000		5.00%	9/20/14	(85,432)	—	(15,723)	(101,155)
Toll Brothers Inc.	FBCO	2,010,000		5.00%	6/20/15	(64,665)	—	(43,496)	(108,161)
Contracts to Sell Protection[c]
Single Name
Bank of America Corp.	FBCO	20,000,000		1.00%	9/20/17	(204,076)	530,456	—	326,380	A-
Berkshire Hathaway Finance
Corp.	FBCO	14,300,000		1.00%	3/20/18	(65,957)	421,729	—	355,772	AA
Berkshire Hathaway Inc.	DBAB	10,000,000		1.00%	9/20/17	(67,641)	302,432	—	234,791	AA
Citigroup Inc.	FBCO	2,500,000		1.00%	9/20/20	13,017	545	—	13,562	A-
First Data Corp.	BZWS	14,000,000		5.00%	3/20/16	149,856	747,264	—	897,120	B-
First Data Corp.	DBAB	3,000,000		5.00%	3/20/16	(9,993)	202,260	—	192,267	B-
Freeport-McMoRan Copper
& Gold Inc.	DBAB	6,500,000		1.00%	3/20/23	(417,136)	—	(109,515)	(526,651)	BBB
Government of China	BOFA	2,500,000		1.00%	3/20/19	5,778	11,755	—	17,533	AA-
Government of China	JPHQ	2,500,000		1.00%	3/20/19	(2,878)	20,411	—	17,533	AA-
Government of Indonesia	BZWS	46,000,000		1.00%	3/20/19	(2,225,282)	803,340	—	(1,421,942)	BB+
Prudential Financial Inc.	BOFA	8,800,000		1.00%	12/20/21	(198,920)	297,483	—	98,563	A
Tenet Healthcare Corp.	BZWS	9,400,000		5.00%	12/20/18	585,272	214,433	—	799,705	CCC+

Semiannual Report | 127

Franklin Investors Securities Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Franklin Total Return Fund

Credit Default Swap Contracts (continued)

					Upfront
			Periodic		Premiums
	Counterparty/	Notional	Payment	Expiration	Paid	Unrealized	Unrealized
Description	Exchange	Amount[a]	Rate	Date	(Received)	Appreciation Depreciation		Value	Rating[b]
OTC Swaps (continued)
Traded Index
CMBX.NA.AJ.2	FBCO	6,955,000	1.09%	3/15/49	(1,003,933)	$456,226	$—	$(547,707)	Non
									Investment
									Grade
CMBX.NA.AM.2	FBCO	17,080,000	0.50%	3/15/49	(243,409)	51,259	—	(192,150)	Investment
									Grade
LCDX.NA.20	BZWS	11,880,000	2.50%	6/20/18	382,997	163,305	—	546,302	Non
									Investment
									Grade
LCDX.NA.20	FBCO	18,562,500	2.50%	6/20/18	428,719	424,878	—	853,597	Non
									Investment
									Grade
LCDX.NA.21	FBCO	7,100,000	2.50%	12/20/18	254,026	89,607	—	343,633	Non
									Investment
									Grade
MCDX.NA.22	GSCO	19,100,000	1.00%	6/20/24	(476,659)	170,910	—	(305,749)	Investment
									Grade
OTC Swaps unrealized appreciation (depreciation)						4,908,293	(8,190,953)
Net unrealized appreciation (depreciation)							$(3,282,660)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At April 30, 2014, the fund had the following cross-currency swap contracts outstanding. See Note 1(e).

Cross Currency Swap Contracts
			Notional		Unrealized	Unrealized
Description	Counterparty	Expiration Date	Amount		Appreciation	Depreciation
Receive Fixed semi-annual 4.50%	CITI	1/01/16	15,456,481	USD	$—	$(1,280,162)
Pay Fixed annual 4.00%			90,000,000	DKK
Receive Fixed semi-annual 2.47%	DBAB	1/04/16	15,638,575	USD	—	(1,056,782)
Pay Fixed annual 2.00%			90,000,000	DKK
Net unrealized appreciation (depreciation)						$(2,336,944)
See Notes 1(e) and 10 regarding investment transactions and other derivative information, respectively.

See Abbreviations on page 164.

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Franklin Investors Securities Trust

Financial Statements

Statements of Assets and Liabilities
April 30, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Adjustable	Floating Rate	Low Duration	Franklin
	U.S. Government	Daily Access	Total Return	Total Return
	Securities Fund	Fund	Fund	Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,711,024,637	$4,855,457,002	$2,104,133,961	$4,842,610,872
Cost - Sweep Money Fund (Note 3f)	92,746,279	836,939,100	31,576,283	476,276,903
Cost - Repurchase agreements	10,244,802	—	—	—
Total cost of investments	$1,814,015,718	$5,692,396,102	$2,135,710,244	$5,318,887,775
Value - Unaffiliated issuers	$1,745,758,292	$4,881,144,970	$2,124,542,833	$4,970,940,801
Value - Sweep Money Fund (Note 3f)	92,746,279	836,939,100	31,576,283	476,276,903
Value - Repurchase agreements	10,244,802	—	—	—
Total value of investments	1,848,749,373	5,718,084,070	2,156,119,116	5,447,217,704
Cash	—	6,463,397	942,473	797,162
Restricted cash (Note 1f)	—	—	—	2,930,000
Foreign currency, at value (cost $–, $–,
$6,007,800 and $18,907,749)	—	—	6,044,087	19,064,482
Receivables:
Investment securities sold	6,308,586	435,360,663	12,125,405	24,271,821
Capital shares sold	2,362,461	8,957,397	8,034,014	11,924,737
Interest	3,952,157	15,760,456	9,911,316	40,191,520
Affiliates	—	—	—	800,315
Due from brokers	—	—	9,639,799	26,645,000
Prepaid expense	—	300,296	—	—
OTC swaps (premiums paid $–, $–, $1,471,302
and $5,657,101)	—	—	1,323,219	3,170,804
Unrealized appreciation on forward exchange
contracts	—	—	1,100,434	7,173,606
Unrealized appreciation on OTC swap contracts	—	—	1,021,786	4,908,293
Unrealized appreciation on unfunded loan
commitments (Note 9)	—	83,157	—	—
Other assets	1,145	2,965	1,220	2,696
Total assets	1,861,373,722	6,185,012,401	2,206,262,869	5,589,098,140

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Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
April 30, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Adjustable	Floating Rate	Low Duration	Franklin
	U.S. Government	Daily Access	Total Return	Total Return
	Securities Fund	Fund	Fund	Fund
Liabilities:
Payables:
Investment securities purchased	$—	$587,500,775	$31,820,056	$833,038,329
Capital shares redeemed	5,439,220	18,666,685	7,830,227	9,001,427
Management fees	762,128	2,115,999	676,457	1,737,156
Distribution fees	475,166	866,070	363,326	864,574
Transfer agent fees	290,947	258,309	216,318	406,563
Distributions to shareholders	183,874	6,362,030	282,879	686,646
Trustees’ fees and expenses	2,823	—	—	7,127
Variation margin	—	—	53,892	—
OTC Swaps (premiums received $–, $–,
$5,473,451 and $21,383,794)	—	—	5,002,165	14,085,143
Options written, at value (premiums received $–,
$–, $35,151 and $351,737)	—	—	29,736	173,605
Due to brokers	—	—	—	3,210,000
Unrealized depreciation on forward exchange
contracts	—	—	5,135,420	16,927,540
Unrealized depreciation on OTC swap contracts	—	—	2,310,969	10,527,897
Unrealized depreciation on unfunded loan
commitments (Note 9)	—	—	—	2,692
Accrued expenses and other liabilities	238,559	227,848	22,716	325,215
Total liabilities	7,392,717	615,997,716	53,744,161	890,993,914
Net assets, at value	$1,853,981,005	$5,569,014,685	$2,152,518,708	$4,698,104,226
Net assets consist of:
Paid-in capital	$1,931,591,500	$5,776,723,883	$2,167,264,372	$4,668,245,403
Undistributed net investment income (distributions
in excess of net investment income)	(6,543,046)	1,191,176	(14,607,116)	(64,289,257)
Net unrealized appreciation (depreciation)	34,733,655	25,771,125	15,038,554	113,199,218
Accumulated net realized gain (loss)	(105,801,104)	(234,671,499)	(15,177,102)	(19,051,138)
Net assets, at value	$1,853,981,005	$5,569,014,685	$2,152,518,708	$4,698,104,226

130 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
April 30, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Adjustable	Floating Rate	Low Duration	Franklin
	U.S. Government	Daily Access	Total Return	Total Return
	Securities Fund	Fund	Fund	Fund
Class A:
Net assets, at value	$992,054,290	$2,088,190,478	$1,410,302,156	$3,047,958,653
Shares outstanding	114,104,829	227,871,232	139,184,701	303,383,303
Net asset value per share[a]	$8.69	$9.16	$10.13	$10.05
Maximum offering price per share (net asset value
per share ÷ 97.75%, 97.75%, 97.75% and
95.75%, respectively)	$8.89	$9.37	$10.36	$10.50
Class C:
Net assets, at value	$499,139,819	$812,289,806	$144,834,304	$413,614,562
Shares outstanding	57,448,719	88,620,529	14,302,873	41,252,724
Net asset value and maximum offering price per
share[a]	$8.69	$9.17	$10.13	$10.03
Class R:
Net assets, at value	—	—	—	$55,628,918
Shares outstanding	—	—	—	5,541,914
Net asset value and maximum offering price per
share	—	—	—	$10.04
Class R6:
Net assets, at value	$544,025	$908,862	$413,763,106	$8,977,974
Shares outstanding	62,476	99,131	40,733,776	891,668
Net asset value and maximum offering price per
share	$8.71	$9.17	$10.16	$10.07
Advisor Class:
Net assets, at value	$362,242,871	$2,667,625,539	$183,619,142	$1,171,924,119
Shares outstanding	41,624,073	290,959,926	18,072,025	116,381,731
Net asset value and maximum offering price per
share	$8.70	$9.17	$10.16	$10.07

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Operations
for the six months ended April 30, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Adjustable	Floating Rate	Low Duration	Franklin
	U.S. Government	Daily Access	Total Return	Total Return
	Securities Fund	Fund	Fund	Fund
Investment income:
Dividends	$—	$—	$316,744	$508,217
Interest	21,111,527	115,489,580	21,446,615	82,792,957
Paydown gain (loss)	(6,250,447)	—	(162,986)	967,512
Total investment income	14,861,080	115,489,580	21,600,373	84,268,686
Expenses:
Management fees (Note 3a)	4,863,985	12,983,454	5,158,036	10,832,688
Distribution fees: (Note 3c)
Class A	1,279,190	2,568,120	1,677,616	3,684,018
Class C	1,763,009	2,579,130	423,857	1,371,264
Class R	—	—	—	144,141
Transfer agent fees: (Note 3e)
Class A	493,334	664,702	828,814	2,657,906
Class C	261,474	256,826	80,549	380,585
Class R	—	—	—	52,005
Class R6	51	52	89	95
Advisor Class	181,804	822,363	106,140	1,025,577
Custodian fees (Note 4)	8,429	19,770	38,929	155,540
Reports to shareholders	94,990	128,956	67,868	347,451
Registration and filing fees	135,113	185,325	108,144	173,343
Professional fees	29,088	56,973	40,826	63,226
Trustees’ fees and expenses	15,178	24,088	9,007	34,971
Other	523,990	47,354	70,377	100,470
Total expenses	9,649,635	20,337,113	8,610,252	21,023,280
Expense reductions (Note 4)	(94)	(983)	(1,260)	(2,301)
Expenses waived/paid by affiliates
(Note 3f and 3g)	(16,775)	(547,614)	(1,281,723)	(1,339,053)
Net expenses	9,632,766	19,788,516	7,327,269	19,681,926
Net investment income	5,228,314	95,701,064	14,273,104	64,586,760

132 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Operations (continued)
for the six months ended April 30, 2014 (unaudited)

	Franklin	Franklin	Franklin
	Adjustable	Floating Rate	Low Duration	Franklin
	U.S. Government	Daily Access	Total Return	Total Return
	Securities Fund	Fund	Fund	Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	$2,838,853	$(2,899,824)	$3,309,548	$37,994,295
Written options	—	—	58,890	206,115
Foreign currency transactions	—	—	(1,869,381)	(223,781)
Futures contracts	—	—	(1,357,146)	(505,560)
Swap contracts	—	—	(15,344)	787,769
Net realized gain (loss)	2,838,853	(2,899,824)	126,567	38,258,838
Net change in unrealized appreciation (depreciation) on:
Investments	(2,289,831)	(19,565,390)	3,050,904	4,839,549
Translation of other assets and liabilities denominated in
foreign currencies	—	—	(1,114,134)	(6,838,814)
Net change in unrealized appreciation
(depreciation)	(2,289,831)	(19,565,390)	1,936,770	(1,999,265)
Net realized and unrealized gain (loss)	549,022	(22,465,214)	2,063,337	36,259,573
Net increase (decrease) in net assets resulting from
operations	$5,777,336	$73,235,850	$16,336,441	$100,846,333

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Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Adjustable		Franklin Floating Rate
	U.S. Government Securities Fund		Daily Access Fund
	Six Months Ended		Six Months Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(unaudited)	October 31, 2013	(unaudited)	October 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$5,228,314	$13,269,907	$95,701,064	$128,558,953
Net realized gain (loss) from investments, and
foreign currency transactions, futures
contracts and swap contracts	2,838,853	110,010	(2,899,824)	12,460,763
Net change in unrealized appreciation
(depreciation) on investments, translation
of other assets and liabilities denominated
in foreign currencies and deferred taxes	(2,289,831)	(29,487,215)	(19,565,390)	19,570,761
Net increase (decrease) in net assets
resulting from operations	5,777,336	(16,107,298)	73,235,850	160,590,477
Distributions to shareholders from:
Net investment income:
Class A	(6,517,858)	(18,086,171)	(35,893,274)	(55,556,299)
Class B	—	—	—	(5,580)
Class C	(2,373,283)	(7,767,042)	(12,276,711)	(17,521,045)
Class R6	(2,675)	(923)	(24,984)	(22,904)
Advisor Class	(2,873,268)	(7,625,283)	(47,505,223)	(54,186,611)
Total distributions to shareholders	(11,767,084)	(33,479,419)	(95,700,192)	(127,292,439)
Capital share transactions: (Note 2)
Class A	(110,462,428)	(177,843,919)	105,470,496	680,448,978
Class B	—	—	—	(982,012)
Class C	(102,267,823)	(176,136,786)	49,738,419	328,563,566
Class R6	209,594	335,003	(424,598)	1,338,251
Advisor Class	(47,812,987)	(17,175,253)	303,464,432	1,622,626,406
Total capital share transactions	(260,333,644)	(370,820,955)	458,248,749	2,631,995,189
Net increase (decrease) in net assets	(266,323,392)	(420,407,672)	435,784,407	2,665,293,227
Net assets:
Beginning of period	2,120,304,397	2,540,712,069	5,133,230,278	2,467,937,051
End of period	$1,853,981,005	$2,120,304,397	$5,569,014,685	$5,133,230,278
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$(6,543,046)	$(4,276)	$1,191,176	$1,190,304

134 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Low Duration		Franklin
	Total Return Fund		Total Return Fund
	Six Months Ended		Six Months Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(unaudited)	October 31, 2013	(unaudited)	October 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$14,273,104	$15,257,459	$64,586,760	$129,524,067
Net realized gain (loss) from investments,
written options, foreign currency transactions,
futures contracts and swap contracts	126,567	4,558,920	38,258,838	(16,844,640)
Net change in unrealized appreciation
(depreciation) on investments and translation
of other assets and liabilities denominated in
foreign currencies and deferred taxes	1,936,770	(2,001,605)	(1,999,265)	(109,352,294)
Net increase (decrease) in net assets
resulting from operations	16,336,441	17,814,774	100,846,333	3,327,133
Distributions to shareholders from:
Net investment income:
Class A	(14,726,744)	(27,565,094)	(66,934,096)	(110,647,887)
Class B	—	—	—	(18,270)
Class C	(1,200,692)	(859,335)	(8,941,533)	(17,086,352)
Class R	—	—	(1,299,829)	(2,380,507)
Class R6	(4,612,902)	(9,638)	(922,662)	(6,378,823)
Advisor Class	(2,058,120)	(2,487,587)	(27,167,289)	(50,711,612)
Net realized gains:
Class A	—	—	—	(49,900,210)
Class B	—	—	—	(20,442)
Class C	—	—	—	(9,134,397)
Class R	—	—	—	(1,213,587)
Advisor Class	—	—	—	(22,947,325)
Total distributions to shareholders	(22,598,458)	(30,921,654)	(105,265,409)	(270,439,412)
Capital share transactions: (Note 2)
Class A	117,764,294	403,766,790	29,737,696	43,627,860
Class B	—	—	—	(2,386,299)
Class C	31,061,087	113,372,096	(41,442,806)	(86,547,995)
Class R	—	—	(9,772,284)	(18,039,553)
Class R6	414,118,861	947,088	(318,468,261)	347,214,126
Advisor Class	27,952,284	86,552,020	23,663,436	(276,012,050)
Total capital share transactions	590,896,526	604,637,994	(316,282,219)	7,856,089
Net increase (decrease) in net assets	584,634,509	591,531,114	(320,701,295)	(259,256,190)
Net assets:
Beginning of period	1,567,884,199	976,353,085	5,018,805,521	5,278,061,711
End of period	$2,152,518,708	$1,567,884,199	$4,698,104,226	$5,018,805,521
Distributions in excess of net investment income
included in net assets:
End of period	$(14,607,116)	$(6,281,762)	$(64,289,257)	$(23,610,608)

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of nine separate funds, four of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Class A, Class C, Class R6 & Advisor Class	Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Adjustable U.S. Government Securities Fund	Franklin Total Return Fund
Franklin Floating Rate Daily Access Fund
Franklin Low Duration Total Return Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds’ calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates

Semiannual Report | 137

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Franklin Adjustable U.S. Government Securities Fund entered into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. The fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the fund at period end, as indicated in the Statement of Investments, had been entered into on April 30, 2014.

d. Securities Purchased on a When-Issued, Delayed Delivery and TBA Basis

The Funds purchase securities on a when-issued, delayed delivery, and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Securities Purchased on a When-Issued, Delayed Delivery and TBA Basis (continued)

with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities and collateral has been pledged and/or received for open TBA trades.

e. Derivative Financial Instruments

The Franklin Low Duration Total Return Fund and Franklin Total Return Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the fund to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditwor-thiness of all potential counterparties. The Franklin Low Duration Total Return Fund and Franklin Total Return Fund attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the funds include failure of the funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable

Semiannual Report | 139

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Derivative Financial Instruments (continued)

counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds investment objectives.

At April 30, 2014, the Franklin Total Return Fund received $438,860 in United Kingdom Treasury Bonds and U.S. Treasury Bonds and Notes as collateral for derivatives.

The Franklin Low Duration Total Return Fund and Franklin Total Return Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statements of Assets and Liabilities.

The Franklin Low Duration Total Return Fund and Franklin Total Return Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Franklin Low Duration Total Return Fund and Franklin Total Return Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statements of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Derivative Financial Instruments (continued)

or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations.

The Franklin Low Duration Total Return Fund and Franklin Total Return Fund entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a cross currency swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations.

The Franklin Low Duration Total Return Fund and Franklin Total Return Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 10 regarding investment transactions and other derivative information, respectively.

f. Restricted Cash

At April 30, 2014, the Franklin Total Return Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the fund s custodian and is reflected in the Statement of Assets and Liabilities.

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Loan Participation Notes

The Franklin Total Return Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the fund. Participations typically result in the fund having a contractual relationship only with the Lender and not with the borrower. The fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

h. FT Holdings Corporation I (FT Subsidiary)

The Franklin Total Return Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At April 30, 2014, the FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the fund’s Statement of Investments and Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the fund and the FT Subsidiary. All intercompany transactions and balances have been eliminated.

i. Mortgage Dollar Rolls

The Franklin Total Return Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

j. Senior Floating Rate Interests

The Funds except Franklin Adjustable U.S. Government Securities Fund, invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Senior Floating Rate Interests (continued)

Senior secured corporate loans in which the funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

k. Income and Deferred Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

l. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately on the Statements of Operations. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Semiannual Report | 143

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
l.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statements of Operations.

m. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

n. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

	Franklin Adjustable
	U.S. Government		Franklin Floating Rate
	Securities Fund		Daily Access Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended April 30, 2014
Shares sold	20,876,502	$181,747,807	39,956,137	$367,661,833
Shares issued in reinvestment of
distributions	693,087	6,033,419	3,438,265	31,620,536
Shares redeemed	(34,255,798)	(298,243,654)	(31,939,252)	(293,811,873)
Net increase (decrease)	(12,686,209)	$(110,462,428)	11,455,150	$105,470,496
Year ended October 31, 2013
Shares sold	58,683,667	$516,864,025	111,771,482	$1,025,150,562
Shares issued in reinvestment of
distributions	1,873,818	16,478,937	5,384,136	49,375,120
Shares redeemed	(80,814,990)	(711,186,881)	(42,975,982)	(394,076,704)
Net increase (decrease)	(20,257,505)	$(177,843,919)	74,179,636	$680,448,978
Class B Shares:
Year ended October 31, 2013[a]
Shares sold			105	$968
Shares issued in reinvestment of
distributions			514	4,688
Shares redeemed			(108,136)	(987,668)
Net increase (decrease)			(107,517)	$(982,012)
Class C Shares:
Six Months ended April 30, 2014
Shares sold	3,071,294	$26,726,859	16,278,167	$149,843,737
Shares issued in reinvestment of
distributions	250,439	2,178,062	1,188,859	10,937,614
Shares redeemed	(15,073,128)	(131,172,744)	(12,066,881)	(111,042,932)
Net increase (decrease)	(11,751,395)	$(102,267,823)	5,400,145	$49,738,419
Year ended October 31, 2013
Shares sold	18,407,162	$161,947,362	49,309,560	$452,404,650
Shares issued in reinvestment of
distributions	804,967	7,077,571	1,690,332	15,505,956
Shares redeemed	(39,286,186)	(345,161,719)	(15,191,334)	(139,347,040)
Net increase (decrease)	(20,074,057)	$(176,136,786)	35,808,558	$328,563,566

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)
	Franklin Adjustable
	U.S. Government		Franklin Floating Rate
	Securities Fund		Daily Access Fund
	Shares	Amount	Shares	Amount
Class R6 Shares:
Six Months ended April 30, 2014
Shares sold	23,761	$206,959	45	$420
Shares issued on reinvestment of
distributions	302	2,635	2,715	24,984
Shares redeemed	—	—	(49,055)	(450,002)
Net increase (decrease)	24,063	$209,594	(46,295)	$(424,598)
Year ended October 31, 2013[b,c]
Shares sold[d]	61,218	$534,089	143,480	$1,320,392
Shares issued in reinvestment of
distributions	105	914	2,490	22,856
Shares redeemed	(22,910)	(200,000)	(544)	(4,997)
Net increase (decrease)	38,413	$335,003	145,426	$1,338,251
Advisor Class Shares:
Six Months ended April 30, 2014
Shares sold	8,620,070	$75,122,625	77,961,661	$717,714,146
Shares issued in reinvestment of
distributions	265,616	2,314,481	1,598,589	14,709,433
Shares redeemed[d]	(14,370,937)	(125,250,093)	(46,605,041)	(428,959,147)
Net increase (decrease)	(5,485,251)	$(47,812,987)	32,955,209	$303,464,432
Year ended October 31, 2013
Shares sold	32,961,207	$290,617,087	218,350,995	$2,004,137,448
Shares issued in reinvestment of
distributions	710,814	6,256,791	2,052,234	18,830,897
Shares redeemed	(35,664,185)	(314,049,131)	(43,625,153)	(400,341,939)
Net increase (decrease)	(1,992,164)	$(17,175,253)	176,778,076	$1,622,626,406

aEffective March 1, 2013, all Class B shares were converted to Class A.
bFor the period May 1, 2013 (effective date) to October 31, 2013 for the Franklin Floating Rate Daily Access Fund.
cFor the period September 20, 2013 (effective date) to October 31, 2013 for the Franklin Adjustable U.S. Government Securities Fund.
dEffective September 20, 2013, a portion of Advisor Class shares were exchanged into Class R6 for the Franklin Adjustable U.S. Government
Securities Fund.

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Low Duration
	Total Return Fund		Franklin Total Return Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended April 30, 2014
Shares sold	33,900,147	$343,805,514	38,082,530	$379,402,022
Shares issued in reinvestment of
distributions	1,381,302	13,999,218	6,239,145	61,911,148
Shares redeemed	(23,668,738)	(240,040,438)	(41,325,200)	(411,575,474)
Net increase (decrease)	11,612,711	$117,764,294	2,996,475	$29,737,696
Year ended October 31, 2013
Shares sold	93,059,954	$948,807,053	104,353,356	$1,070,043,749
Shares issued in reinvestment of
distributions	2,556,783	26,081,916	14,537,885	148,833,317
Shares redeemed	(56,020,675)	(571,122,179)	(116,163,430)	(1,175,249,206)
Net increase (decrease)	39,596,062	$403,766,790	2,727,811	$43,627,860
Class B Shares:
Year ended October 31, 2013[a]
Shares sold			10,042	$105,055
Shares issued in reinvestment of
distributions			3,034	31,389
Shares redeemed			(242,685)	(2,522,743)
Net increase (decrease)			(229,609)	$(2,386,299)
Class C Shares:
Six Months ended April 30, 2014
Shares sold	5,633,915	$57,114,990	3,526,454	$35,059,231
Shares issued in reinvestment of
distributions	105,876	1,072,705	816,734	8,084,807
Shares redeemed	(2,676,731)	(27,126,608)	(8,512,243)	(84,586,844)
Net increase (decrease)	3,063,060	$31,061,087	(4,169,055)	$(41,442,806)
Year ended October 31, 2013
Shares sold	12,828,853	$130,531,803	16,149,279	$166,169,898
Shares issued in reinvestment of
distributions	79,814	811,175	2,278,059	23,306,939
Shares redeemed	(1,769,298)	(17,970,882)	(27,335,243)	(276,024,832)
Net increase (decrease)	11,139,369	$113,372,096	(8,907,905)	$(86,547,995)
Class R Shares:
Six Months ended April 30, 2014
Shares sold			729,491	$7,260,166
Shares issued in reinvestment of
distributions			124,260	1,231,084
Shares redeemed			(1,842,937)	(18,263,534)
Net increase (decrease)			(989,186)	$(9,772,284)
Year ended October 31, 2013
Shares sold			1,804,973	$18,449,066
Shares issued in reinvestment of
distributions			332,414	3,404,066
Shares redeemed			(3,895,041)	(39,892,685)
Net increase (decrease)			(1,757,654)	$(18,039,553)

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)
	Franklin Low Duration
	Total Return Fund		Franklin Total Return Fund
	Shares	Amount	Shares	Amount
Class R6 Shares:
Six Months ended April 30, 2014
Shares sold	41,120,716	$418,988,060	981,275	$9,726,776
Shares issued on reinvestment of
distributions	454,296	4,612,849	91,285	921,725
Shares redeemed	(933,770)	(9,482,048)	(32,920,669)	(329,116,762)
Net increase (decrease)	40,641,242	$414,118,861	(31,848,109)	$(318,468,261)
Year ended October 31, 2013[b]
Shares sold[c]	91,591	$937,500	43,110,952	$449,289,948
Shares issued in reinvestment of
distributions	943	9,588	637,392	6,378,894
Shares redeemed	—	—	(11,008,567)	(108,454,716)
Net increase (decrease)	92,534	$947,088	32,739,777	$347,214,126
Advisor Class Shares:
Six Months ended April 30, 2014
Shares sold	6,104,950	$62,052,038	13,907,473	$138,889,145
Shares issued in reinvestment of
distributions	143,238	1,455,750	2,423,747	24,103,041
Shares redeemed	(3,498,468)	(35,555,504)	(13,964,227)	(139,328,750)
Net increase (decrease)	2,749,720	$27,952,284	2,366,993	$23,663,436
Year ended October 31, 2013
Shares sold	12,660,371	$129,188,243	39,027,914	$400,656,520
Shares issued in reinvestment of
distributions	149,750	1,530,372	6,500,478	66,796,194
Shares redeemed[c]	(4,321,381)	(44,166,595)	(72,073,519)	(743,464,764)
Net increase (decrease)	8,488,740	$86,552,020	(26,545,127)	$(276,012,050)

aEffective March 1, 2013, all Class B shares were converted to Class A.
bFor the period May 1, 2013 (effective date) to October 31, 2013.
cEffective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6 for the Franklin Total Return Fund.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisers, Inc. (Advisers)	Administrative manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Franklin Adjustable U.S. Government Securities Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.500%	Up to and including $5 billion
0.440%	Over $5 billion, up to and including $10 billion
0.410%	Over $10 billion, up to and including $15 billion
0.380%	In excess of $15 billion

The Franklin Floating Rate Daily Access Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

The Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee to Advisers based on the average daily net assets of the funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $500 million
0.525%	Over $500 million, up to and including $1 billion
0.480%	Over $1 billion, up to and including $1.5 billion
0.435%	Over $1.5 billion, up to and including $6.5 billion
0.415%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Franklin Total Return Fund. The subadvisory fee is paid by Advisers based on average daily net assets, and is not an additional expense of the fund.

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the funds’ Class C and R compensation distribution plans, the funds pays Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin	Franklin	Franklin
	Adjustable	Floating	Low Duration	Franklin
	U.S. Government	Rate Daily	Total Return	Total Return
	Securities Fund	Access Fund	Fund	Fund
Reimbursement Plans:
Class A	0.25%	0.25%	0.25%	0.25%
Compensation Plans:
Class C	0.65%	0.65%	0.65%	0.65%
Class R	—	—	—	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to invest ment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	Adjustable	Floating	Low Duration	Franklin
	U.S. Government	Rate Daily	Total Return	Total Return
	Securities Fund	Access Fund	Fund	Fund
Sales charges retained net of commissions
paid to unaffiliated broker/dealers	$66,558	$183,080	$313,215	$1,029,492
CDSC retained	$42,937	$118,955	$58,044	$39,665

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended April 30, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Adjustable	Floating	Low Duration	Franklin
	U.S. Government	Rate Daily	Total Return	Total Return
	Securities Fund	Access Fund	Fund	Fund
Transfer agent fees	$364,411	$700,153	$344,142	$1,537,107

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Funds invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Funds are waived on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund, as noted on the Statements of Operations. Prior to November 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin Low Duration Total Return Fund and Franklin Total Return Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the funds do not exceed 0.55% and 0.63%, respectively, and Class R6 does not exceed 0.43% and 0.47%, respectively based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 28, 2015.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees for the funds do not exceed 0.01% until February 28, 2015.

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
g.	Waiver and Expense Reimbursements (continued)

Additionally, effective November 1, 2012, Advisers has voluntarily agreed to waive or limit a portion of its investment management fees for the Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund based based on the average daily net assets of each of the funds as follows:

Annualized Waiver Rate	Net Assets
0.015%	Over $2.5 billion, up to and including $5 billion
0.025%	In excess of $5 billion

Advisers may discontinue this waiver at any time.

h. Other Affiliated Transactions

At April 30, 2014, one or more of the funds in the Franklin Templeton Fund Allocator Series owned a percentage of each fund’s outstanding shares as follows:

Franklin	Franklin	Franklin
Adjustable	Floating Rate	Low Duration
U.S. Government	Daily Access	Total Return
Securities Fund	Fund	Fund
0.02%	0.02%	19.14%

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended April 30, 2014, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (continued)

At October 31, 2013, capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin
	Adjustable	Floating	Low Duration	Franklin
	U.S. Government	Rate Daily	Total Return	Total Return
	Securities Fund	Access Fund	Fund	Fund
Capital loss carryforwards subject to
expiration:
2014	$3,962,538	$—	$—	$—
2015	2,492,027	15,803,418	—	—
2016	1,492,446	91,562,953	—	1,260,827
2017	4,398,245	113,325,538	—	—
2018	39,052,647	—	—	—
2019	21,934,757	10,282,409	5,327,487	—
Capital loss carryforwards not subject
to expiration:
Short term	7,494,248	—	3,307,400	56,199,682
Long term	27,813,025	—	7,672,257	—
Total capital loss carryforwards	$108,639,933	$230,974,318	$16,307,144	$57,460,509

At April 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Adjustable	Floating	Low Duration	Franklin
	U.S. Government	Rate Daily	Total Return	Total Return
	Securities Fund	Access Fund	Fund	Fund
Cost of investments	$1,814,015,718	$5,692,527,603	$2,145,560,132	$5,364,913,648

Unrealized appreciation	$36,144,437	$33,059,052	$25,560,814	$163,638,765
Unrealized depreciation	(1,410,782)	(7,502,585)	(15,001,830)	(81,334,709)
Net unrealized appreciation
(depreciation)	$34,733,655	$25,556,467	$10,558,984	$82,304,056

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, mortgage dollar rolls, passive foreign investment company shares, foreign capital gains tax, pass-through entity income, pay down losses, payments-in-kind, bond discounts and premiums, swaps, tax straddles and wash sales.

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the period ended April 30, 2014, were as follows:

	Franklin	Franklin	Franklin
	Adjustable	Floating Rate	Low Duration	Franklin
	U.S. Government	Daily Access	Total Return	Total Return
	Securities Fund	Fund	Fund	Fund
Purchases	$647,977	$2,211,446,936	$1,079,079,164	$6,407,655,095
Sales	$354,698,407	$1,959,705,694	$884,856,577	$7,357,669,032

Transactions in options written during the period ended April 30, 2014, were as follows:

	Franklin Low Duration		Franklin
	Total Return Fund		Total Return Fund
	Notional	Premiums	Notional	Premiums
	Amount*	Received	Amount*	Received
Options outstanding at October 31, 2013	—	$—	—	$—
Options written	13,500,000	141,041	76,350,000	722,352
Options expired	—	—	—	—
Options exercised	—	—	—	—
Options closed	(10,000,000)	(105,890)	(35,000,000)	(370,615)
Options outstanding at April 30, 2014	3,500,000	$35,151	41,350,000	$351,737

*The notional amount is stated in U.S. dollars unless otherwise indicated.

See Notes 1(e) and 10 regarding derivative financial instruments and other derivative information, respectively.

7. CREDIT RISK

At April 30, 2014, the Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had 83.15%, 19.53%and 15.58%, respectively, of their portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. RESTRICTED SECURITIES

The Franklin Floating Rate Daily Access Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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Notes to Financial Statements (unaudited) (continued)

8. RESTRICTED SECURITIES (continued)

At April 30, 2014, the Franklin Floating Rate Daily Access Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal		Acquisition
Amount/Shares	Issuer	Date	Cost	Value
26,267	RoTech Medical Corp.
	(Value is 0.00% of Net Assets)[a]	12/03/10	$—	$—

[a]Rounds to less than 0.01% of net assets.

9. UNFUNDED LOAN COMMITMENTS

The Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund enter into certain credit agreements, all or a portion of which may be unfunded. The funds are obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statements of Investments.

At April 30, 2014, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Floating Rate Daily Access Fund
Alinta Energy Finance Pty. Ltd., Delayed Draw Term Commitments	$1,673,209
Franklin Total Return Fund
Patriot Coal Corp., Reimbursement Obligation	$27,837

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

10. OTHER DERIVATIVE INFORMATION

At April 30, 2014, the funds’ investments in derivative contracts are reflected on the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount

Franklin Low Duration Total Return Fund
Interest rate contracts	Unrealized appreciation		Unrealized depreciation on
	on swap contracts / Net		swap contracts / Variation
	assets consist of – net		margin / Net assets
	unrealized appreciation		consist of – net unrealized
	(depreciation)	$134,333	appreciation (depreciation)	$618,595	[a]
Foreign exchange
contracts	Unrealized appreciation on		Unrealized depreciation on
	forward exchange contracts /		forward exchange contracts /
	Net assets consist of – net		Net assets consist of – net
	unrealized appreciation		unrealized appreciation
	(depreciation)	1,244,483	(depreciation)	5,165,156
Credit contracts	Unrealized appreciation on		Unrealized depreciation on
	swap contracts / Net assets		swap contracts / Net assets
	consist of – net unrealized		consist of – net unrealized
	appreciation (depreciation)	1,040,252	appreciation (depreciation)	1,883,770

Franklin Total Return Fund
Interest rate contracts	Unrealized appreciation on		Unrealized depreciation on
	swap contracts / Net assets		swap contracts / Net assets
	consist of – net unrealized		consist of – net unrealized
	appreciation (depreciation)	$—	appreciation (depreciation)	$2,336,944	[a]
Foreign exchange
contracts	Unrealized appreciation on		Unrealized depreciation on
	forward exchange contracts /		forward exchange contracts /
	Net assets consist of – net		Net assets consist of – net
	unrealized appreciation		unrealized appreciation
	(depreciation)	8,286,691	(depreciation)	17,101,145
Credit contracts	Unrealized appreciation on		Unrealized depreciation on
	swap contracts / Net assets		swap contracts / Net assets
	consist of – net unrealized		consist of – net unrealized
	appreciation (depreciation)	4,948,549	appreciation (depreciation)	8,190,953

aIncludes cumulative appreciation (depreciation) of futures and cross currency swaps as reported in the Statements of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

10. OTHER DERIVATIVE INFORMATION (continued)

For the period ended April 30, 2014, the effect of derivative contracts on the funds’ Statements of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as	Statement of	Gain (Loss)	(Depreciation)
Hedging Instruments	Operations Locations	for the Period	for the Period

Franklin Low Duration Total Return Fund
Interest rate contracts	Net realized gain (loss) from futures / swap contracts /
	Net change in unrealized appreciation (depreciation)
	on investments	$(1,637,460)	$745,053
Foreign exchange contracts	Net realized gain (loss) from foreign currency
transactions / Net change in unrealized appreciation
(depreciation) on translation of other assets and
	liabilities denominated in foreign currencies	(2,333,459)	(1,033,253)
Credit contracts	Net realized gain (loss) from swap contracts / Net
change in unrealized appreciation (depreciation)
	on investments	(7,030)	110,705
Franklin Total Return Fund
Interest rate contracts	Net realized gain (loss) from futures / swap contracts /
	Net change in unrealized appreciation (depreciation)
	on investments	$(747,771)	$(848,915)
Foreign exchange contracts	Net realized gain (loss) from foreign currency
transactions / Net change in unrealized appreciation
(depreciation) on translation of other assets and
	liabilities denominated in foreign currencies	(3,221,653)	(6,154,585)
Credit contracts	Net realized gain (loss) from swap contracts / Net
change in unrealized appreciation (depreciation)
	on investments	(793,520)	2,190,369

For the period ended April 30, 2014, the average month end fair value of derivatives represented 0.46% and 0.92% of average month end net assets. The average month end number of open derivative contracts for the period was 226 and 251, respectively.

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Notes to Financial Statements (unaudited) (continued)

10. OTHER DERIVATIVE INFORMATION (continued)

At April 30, 2014, the funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities
	Presented in the
	Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Franklin Low Duration Total Return Fund
Forward exchange contracts	$1,100,434	$5,135,420
Options purchased	162,515	—
Options written	—	29,736
Swap contracts	2,345,005	7,313,134
Total	$3,607,954	$12,478,290
Franklin Total Return Fund
Forward exchange contracts	$7,173,606	$16,927,540
Options purchased	1,153,341	—
Options written	—	173,605
Swap contracts	8,079,097	24,613,040
Total	$16,406,044	$41,714,185

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At April 30, 2014, the funds’ OTC derivative assets which may be offset against the funds’ OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of
	Assets Presented	Financial	Financial
	in the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Received[a,b]	Received[b]	than zero)
Franklin Low Duration
Total Return Fund
Counterparty
BOFA	$33,168	$(33,168)	$—	$—	$—
BZWS	1,688,037	(1,556,233)	—	(131,804)	—
CITI	114,529	(114,529)	—	—	—
DBAB	814,569	(814,569)	—	—	—
FBCO	346,976	(346,976)	—	—	—
GSCO	33,326	(33,326)	—	—	—
HSBC	71,019	(381)	—	—	70,638
JPHQ	381,048	(381,048)	—	—	—
MSCO	125,282	(125,282)	—	—	—
Total	$3,607,954	$(3,405,512)	$—	$(131,804)	$70,638

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Notes to Financial Statements (unaudited) (continued)

10. OTHER DERIVATIVE INFORMATION (continued)

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of
	Assets Presented	Financial	Financial
	in the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Received[a,b]	Received[b]	than zero)
Franklin Total Return Fund
Counterparty
BOFA	$315,016	$(198,920)	$(116,096)	$—	$—
BZWS	4,149,068	(4,149,068)	—	—	—
CITI	39,686	(39,686)	—	—	—
DBAB	5,439,672	(5,439,672)	—	—	—
FBCO	2,914,794	(2,914,794)	—	—	—
GSCO	459,158	(459,158)	—	—	—
HSBC	393,027	(11,120)	(321,748)	—	60,159
JPHQ	1,532,803	(1,532,803)	—	—	—
MSCO	612,270	(612,270)	—	—	—
UBSW	550,550	(550,550)	—	—	—
Total	$16,406,044	$(15,908,041)	$(437,844)	$—	$60,159

aAt April 30, 2014, the Fund received U.S. Treasury Bonds and U.K. Treasury Bonds as collateral for derivatives.
bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amount disclosed herein.

At April 30, 2014, the funds’ OTC derivative liabilities which may be offset against the funds’ OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts
	of Liabilities
	Presented in	Financial	Financial
	the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Pledged	Pledged[a]	than zero)
Franklin Low Duration
Total Return Fund
Counterparty
BOFA	$356,105	$(33,168)	$—	$(322,937)	$—
BZWS	1,556,233	(1,556,233)	—	—	—
CITI	533,469	(114,529)	—	(418,940)	—
DBAB	6,641,670	(814,569)	—	(5,580,000)	247,101
FBCO	472,533	(346,976)	—	(90,000)	35,557
GSCO	1,678,497	(33,326)	—	(1,645,171)	—
HSBC	381	(381)	—	—	—
JPHQ	958,188	(381,048)	—	(560,000)	17,140
MSCO	281,214	(125,282)	—	(40,000)	115,932
Total	$12,478,290	$(3,405,512)	$—	$(8,657,048)	$415,730

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Notes to Financial Statements (unaudited) (continued)

10. OTHER DERIVATIVE INFORMATION (continued)

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts
	of Liabilities
	Presented in	Financial	Financial
	the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Pledged	Pledged[a]	than zero)
Franklin Total Return Fund
Counterparty
BOFA	$198,920	$(198,920)	$—	$—	$—
BZWS	6,617,152	(4,149,068)	—	(2,468,084)	—
CITI	1,586,110	(39,686)	—	(1,546,424)	—
DBAB	16,068,609	(5,439,672)	—	(9,820,000)	808,937
FBCO	2,973,061	(2,914,794)	—	—	58,267
GSCO	7,028,016	(459,158)	—	(6,568,858)	—
HSBC	11,120	(11,120)	—	—	—
JPHQ	3,427,737	(1,532,803)	—	(1,894,934)	—
MSCO	1,828,433	(612,270)	—	(1,216,163)	—
UBSW	1,975,027	(550,550)	—	(1,385,000)	39,477
Total	$41,714,185	$(15,908,041)	$—	$(24,899,463)	$906,681

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amount disclosed herein.

See Note 1(e) and 6 regarding derivative financial instruments and Investment Transactions.

11. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 14, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended April 30, 2014, the Funds did not use the Global Credit Facility.

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Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total

Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
Asset-Backed Securities and
Commercial Mortgage-Backed
Securities	$—	$—		$22,887	$22,887
Mortgage-Backed Securities	—	1,745,735,405		—	1,745,735,405
Short Term Investments.	92,746,279	10,244,802		—	102,991,081
Total Investments in Securities	$92,746,279	$1,755,980,207		$22,887	$1,848,749,373

Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:
Health Care Distributors	$—	$—	$	—[a]	$—
Corporate Bonds	—	2,365,770		—	2,365,770
Senior Floating Rate Interests	—	4,848,680,546		782,367	4,849,462,913
Asset-Backed Securities and
Commercial Mortgage-Backed
Securities	—	29,316,287		—	29,316,287
Short Term Investments.	836,939,100	—		—	836,939,100
Total Investments in Securities	$836,939,100	$4,880,362,603		$782,367	$5,718,084,070
Other Financial Instruments
Unfunded Loan Commitments	$—	$83,157		$—	$83,157

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Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Equity Investments:
Materials	$—	$90,000	$—	$90,000
Exchange Traded Funds[c]	16,081,000	—	—	16,081,000
Corporate Bonds	—	708,336,120	—	708,336,120
Senior Floating Rate Interests	—	128,375,553	—	128,375,553
Foreign Government and Agency
Securities	—	92,045,238	—	92,045,238
U.S. Government and Agency
Securities	—	181,740,111	—	181,740,111
Asset-Backed Securities and
Commercial Mortgage-Backed
Securities	—	404,429,523	—	404,429,523
Mortgage-Backed Securities	—	97,858,469	—	97,858,469
Municipal Bonds	—	26,635,508	—	26,635,508
Options Purchased	—	162,515	—	162,515
Litigation Trusts	—	—	—[a]	—
Short Term Investments.	226,574,973	273,790,106	—	500,365,079
Total Investments in Securities	$242,655,973	$1,913,463,143	$—	$2,156,119,116
Other Financial Instruments
Futures Contracts	$134,333	$—	$—	$134,333
Forward Exchange Contracts.	—	1,100,434	—	1,100,434
Swap Contracts	—	1,021,786	—	1,021,786
Total Investments in Securities	$134,333	$2,122,220	$—	$2,256,553
Liabilities:
Other Financial Instruments
Options Written.	$—	$29,736	$—	$29,736
Futures Contracts	191,396	—	—	191,396
Forward Exchange Contracts.	—	5,135,420	—	5,135,420
Swap Contracts	—	2,310,969	—	2,310,969
Total Investments in Securities	$191,396	$7,476,125	$—	$7,667,521

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Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Consumer Services	$—	$2,000,232	$—		$2,000,232
Materials	—	450,000	—		450,000
All Other Equity Investments[c]	20,601,582	—	—		20,601,582
Corporate Bonds	—	1,620,313,689	—		1,620,313,689
Senior Floating Rate Interests	—	196,319,855	15,143		196,334,998
Foreign Government and Agency
Securities	—	419,896,922	—		419,896,922
U.S. Government and Agency
Securities	—	911,465,528	—		911,465,528
Asset-Backed Securities and
Commercial Mortgage-Backed
Securities	—	584,078,961	1,597,736		585,676,697
Mortgage-Backed Securities	—	936,677,400	—		936,677,400
Municipal Bonds	—	240,890,720	—		240,890,720
Escrows and Litigation Trusts	30,663	—	435	[a]	31,098
Options Purchased	—	1,153,341	—		1,153,341
Short Term Investments	476,276,903	35,448,594	—		511,725,497
Total Investments in Securities	$496,909,148	$4,948,695,242	$1,613,314		$5,447,217,704
Other Financial Instruments
Forward Exchange Contracts.	$—	$7,173,606	$—		$7,173,606
Swap Contracts	—	4,908,293	—		4,908,293
Total Investments in Securities	$—	$12,081,899	$—		$12,081,899
Liabilities:
Other Financial Instruments
Options Written.	$—	$173,605	$—		$173,605
Forward Exchange Contracts.	—	16,927,540	—		16,927,540
Swap Contracts	—	10,527,897	—		10,527,897
Unfunded Loan Commitments	—	2,692	—		2,692
Total Investments in Securities	$—	$27,631,734	$—		$27,631,734

aIncludes securities determined to have no value at April 30, 2014.
bIncludes common, preferred and convertible preferred stocks as well as other equity investments.
cFor detailed categories, see the accompanying Statements of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets

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Notes to Financial Statements (unaudited) (continued)

13. NEW ACCOUNTING PRONOUNCEMENTS (continued)

forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

14. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements, except for the following:

On May 30, 2014, shareholders of the Franklin Limited Maturity U.S. Government Securities Fund approved a proposal to reorganize the fund with and into the Franklin Adjustable U.S. Government Securities Fund on or about June 18, 2014. In connection with the reorganization, effective June 18, 2014, the Franklin Adjustable U.S. Government Securities Fund will launch a new class of shares, Class A1.

ABBREVIATIONS

Counterparty

BOFA -Bank of America, N.A.
BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB -Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSCO - The Goldman Sachs Group, Inc.
HSBC - HSBC Bank USA, N.A.
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

BRL - Brazilian Real
DKK -Danish Krone
EUR -Euro
GBP - British Pound
HUF -Hungarian Forint
IDR -Indonesian Rupiah
KRW -South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo
PHP - Philippine Peso
PLN - Polish Zloty
SGD -Singapore Dollar
UYU -Uruguayan Peso

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
CD - Certificate of Deposit
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
COP - Certificate of Participation
EDA - Economic Development Authority
ETF - Exchange Traded Fund
FGIC -Financial Guaranty Insurance Co.
FICO -Financing Corp.
FRN - Floating Rate Note
GL - Government Loan
GO -General Obligation
GP - Graduated Payment
IO -Interest Only
ISD -Independent School District
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp.
Reinsured
NCI - National Median Cost of Funds Index
PIK - Payment-In-Kind
PSF - Permanent School Fund
RDA - Redevelopment Agency/Authority
REIT - Real Estate Investment Trust
SF -Single Family
UHSD -Unified/Union High School District

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within Franklin Investors Securities Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivative and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison with its selected performance universe during 2013 and during the previous 10 years ended December 31, 2013, unless otherwise noted. Performance on a total return basis was shown by Lipper for all Funds with performance on an income return basis being shown for those Funds having income return as an element of their investment objective. The following summarizes the performance results for each Fund.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Adjustable U.S. Government Securities Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional ultra-short obligation funds as selected by Lipper. The Lipper report showed the Fund’s income return in 2013 to be in the highest or best performing quintile of such performance universe, and on an annualized basis to also be in the highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return during 2013 to be in the lowest performing quintile of its performance universe, but on an annualized basis to be in the middle performing quintile, but upper half, of its performance universe for each of the previous three- and five-year periods, and in the highest performing quintile of such universe for the previous 10-year period. The Board found the Fund’s comparative performance as set forth in the Lipper report to be satisfactory and noted the Fund’s income oriented investment objective.

Franklin Floating Rate Daily Access Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional loan participation funds as selected by Lipper. The Lipper report showed its income return during 2013 to be in the next to lowest performing quintile of its performance universe, and its income return on an annualized basis during the previous three-, five- and 10-year periods to also be in the second-lowest performing quintile of its performance universe. The Lipper report showed the Fund’s total return during 2013 to be in the second-lowest performing quintile of its performance universe and on an annualized basis for the previous three-, five- and 10-year periods to be in either the lowest or second-lowest performing quintile of such universe. In discussing such performance, management pointed out, among other things, that the Fund’s returns should be viewed on a risk-adjusted basis, and reflected its conservative approach to investing and commensurate underweighting in high yield, lower rated bank loan investments. Management also expressed its belief that the Fund’s performance was favorable in comparison to other similarly managed funds within its Lipper performance universe. While not satisfied with the Fund’s comparative performance as set forth in the Lipper report, the Board found such performance to be acceptable in view of management’s explanation and the Fund’s stated strategy of investing primarily in senior secured floating rate loans.

Franklin Low Duration Total Return Fund – The Fund’s investment performance was shown in comparison to a performance universe consisting of all retail and institutional short investment-grade debt funds as selected by Lipper. The Fund has been in operation for less than 10 years, and the Lipper report showed its income return for 2013 to be in the highest or best performing quin-tile of its performance universe, and on an annualized basis to be in either the highest performing quintile or second-highest performing quintile of such universe for the previous three- and five-year periods. The Lipper report showed the Fund’s total return for 2013 to be in the highest performing quintile of its performance universe, and on an annualized basis to be in the middle performing quintile, but upper half, of such universe for the previous three- and five-year periods. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Total Return Fund – The Fund’s investment performance was shown in comparison to a performance universe consisting of all retail and institutional core plus bond funds as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest or best performing quintile of its performance universe during 2013 and to be in either the highest or second-highest performing quintile of such universe for the previous three-, five- and 10-year periods on an annualized basis. The Lipper report showed the Fund’s total return during 2013 to be in the middle performing quintile of its performance universe, and on an annualized basis to also be in the middle performing quintile of such universe for the previous three- and 10-year periods, and the second-highest performing quintile of such universe for the previous five-year period. The Board found the Fund’s comparative performance as set forth in the Lipper report to be satisfactory.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of each Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its expense group. The Lipper contractual investment management fee analysis includes within such fee any separate administrative fees, and Lipper total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate and actual total expense ratio for Franklin Floating Rate Daily Access Fund were below the median of its Lipper expense group. The Board was satisfied with the comparative contractual investment management fee rate and actual total expense ratio of the Fund as shown in the Lipper reports. The contractual investment management fee rate of Franklin Adjustable U.S. Government Securities Fund was at the median of its Lipper expense group, while its actual total expense ratio was less than two basis points above the median for such group. The Board found the comparative contractual investment fee rate and actual total expense ratio of the Fund as shown in the Lipper reports to be satisfactory. The contractual investment management fee rate of Franklin Low Duration Total Return Fund was above the median of its Lipper expense group, while its actual total expense ratio was below the median of such group. The contractual investment management fee rate for Franklin Total Return Fund was above the median of its Lipper expense group, and the actual total expense ratio was within nine basis points above the median of its expense group. The Board found the contractual management fees and total expense ratios of these Funds to be acceptable, noting that their expenses were subsidized by management.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with each Fund and its shareholders through management fee breakpoints so that as a Fund

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

grows in size, its effective management fee rate declines. The management fee for Franklin Adjustable U.S. Government Securities Fund provides a fee of 0.50% on the first $5 billion of assets, with breakpoints continuing at stages thereafter. In discussing such fee, management expressed the view that this initial rate anticipated economies of scale. In support of this position, management pointed to the competitive contractual management fee rate and expense ratio of this Fund, which had assets of approximately $1.97 billion at year-end, with those of its Lipper expense group. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, such initial rate did reflect economies of scale benefiting this Fund and its shareholders. Based on their year-end asset levels, all of the other Funds benefited from breakpoints contained in their management fee structures with additional breakpoints continuing beyond such asset levels. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for each of such Funds provides a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

170 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

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Semiannual Report and Shareholder Letter

Franklin Investors Securities Trust

Investment Manager
Franklin Advisers, Inc.

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FISTZ S 06/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 26, 2014

By /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 26, 2014